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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2009 to June 30, 2009

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2009

Classes ADV, I, S and S2

ING Partners, Inc.

■ ING American Century Large Company Value Portfolio

■ ING American Century Small-Mid Cap Value Portfolio

■ ING Baron Asset Portfolio

■ ING Baron Small Cap Growth Portfolio

■ ING Columbia Small Cap Value Portfolio (formerly, ING Columbia Small Cap Value II Portfolio)

■ ING Davis New York Venture Portfolio

■ ING JPMorgan Mid Cap Value Portfolio

■ ING Legg Mason Partners Aggressive Growth Portfolio

■ ING Neuberger Berman Partners Portfolio

■ ING Oppenheimer Global Portfolio

■ ING Oppenheimer Strategic Income Portfolio

■ ING PIMCO Total Return Portfolio

■ ING Pioneer High Yield Portfolio

■ ING T. Rowe Price Diversified Mid Cap Growth Portfolio

■ ING T. Rowe Price Growth Equity Portfolio

■ ING Templeton Foreign Equity Portfolio

■ ING Thornburg Value Portfolio

■ ING UBS U.S. Large Cap Equity Portfolio

■ ING Van Kampen Comstock Portfolio

■ ING Van Kampen Equity and Income Portfolio

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	8

Statements of Operations	18

Statements of Changes in Net Assets	23

Financial Highlights	33

Notes to Financial Statements	44

Portfolios of Investments	74

Advisory Contract Approval Discussion	199

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Dear Shareholder,

As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.

Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.

Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.

As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President & Chief Executive Officer
ING Funds
June 30, 2009

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)  The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2009

Many were hopeful as the year started that the newly elected U.S. president's promised $1 trillion stimulus package, a federal funds rate now reduced to 0%-0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product ("GDP") for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.

While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program ("TARP"). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president's first budget, which projected a $1.75 trillion deficit!

While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup's claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as "green shoots".

In housing, the Standard & Poor's ("S&P")/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.

A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter's decades high 6.3%.

Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government's stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.

U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points ("bp"). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond-2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.

U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month's gains on June 30, 2009, as a reading of consumer confidence disappointed.

In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%,

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2009

there were hopes that stimulus packages in China and in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4) The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parenthesis denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING American Century Large Company Value Portfolio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*
Class ADV	$1,000.00	$991.40	1.67%	$8.25	$1,000.00	$1,016.51	1.67%	$8.35
Class I	1,000.00	993.50	1.17	5.78	1,000.00	1,018.99	1.17	5.86
Class S	1,000.00	991.40	1.42	7.01	1,000.00	1,017.75	1.42	7.10
ING American Century Small-Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,056.70	1.52%	$7.75	$1,000.00	$1,017.26	1.52%	$7.60
Class I	1,000.00	1,059.60	1.02	5.21	1,000.00	1,019.74	1.02	5.11
Class S	1,000.00	1,058.60	1.27	6.48	1,000.00	1,018.50	1.27	6.36
Class S2(1)	1,000.00	1,308.20	1.42	5.57	1,000.00	1,017.75	1.42	7.10

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)  Commencement of operations was February 27, 2009. Expenses paid for the Actual Portfolio Return reflect the 124 day period ended June 30, 2009.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Baron Asset Portfolio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*
Class ADV	$1,000.00	$1,100.30	1.55%	$8.07	$1,000.00	$1,017.11	1.55%	$7.75
Class I	1,000.00	1,104.70	1.05	5.48	1,000.00	1,019.59	1.05	5.26
Class S	1,000.00	1,102.60	1.30	6.78	1,000.00	1,018.35	1.30	6.51
Class S2(1)	1,000.00	1,303.40	1.45	5.67	1,000.00	1,017.60	1.45	7.25
ING Baron Small Cap Growth Portfolio
Class ADV	$1,000.00	$1,126.80	1.57%	$8.28	$1,000.00	$1,017.01	1.57%	$7.85
Class I	1,000.00	1,129.50	1.07	5.65	1,000.00	1,019.49	1.07	5.36
Class S	1,000.00	1,128.20	1.30	6.86	1,000.00	1,018.35	1.30	6.51
Class S2(1)	1,000.00	1,317.90	1.47	5.79	1,000.00	1,017.50	1.47	7.35
ING Columbia Small Cap Value Portfolio
Class ADV	$1,000.00	$991.20	1.45%	$7.16	$1,000.00	$1,017.60	1.45%	$7.25
Class I	1,000.00	994.20	0.95	4.70	1,000.00	1,020.08	0.95	4.76
Class S	1,000.00	992.70	1.20	5.93	1,000.00	1,018.84	1.20	6.01
Class S2(1)	1,000.00	1,292.30	1.35	5.26	1,000.00	1,018.10	1.35	6.76
ING Davis New York Venture Portfolio
Class ADV	$1,000.00	$1,058.20	1.40%	$7.14	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	1,060.90	0.90	4.60	1,000.00	1,020.33	0.90	4.51
Class S	1,000.00	1,059.90	1.15	5.87	1,000.00	1,019.09	1.15	5.76
ING JPMorgan Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,007.60	1.50%	$7.47	$1,000.00	$1,017.36	1.50%	$7.50
Class I	1,000.00	1,010.70	1.00	4.99	1,000.00	1,019.84	1.00	5.01
Class S	1,000.00	1,009.70	1.25	6.23	1,000.00	1,018.60	1.25	6.26
Class S2(1)	1,000.00	1,236.10	1.40	5.32	1,000.00	1,017.85	1.40	7.00
ING Legg Mason Partners Aggressive Growth Portfolio
Class ADV	$1,000.00	$1,081.40	1.33%	$6.86	$1,000.00	$1,018.20	1.33%	$6.66
Class I	1,000.00	1,084.40	0.83	4.29	1,000.00	1,020.68	0.83	4.16
Class S	1,000.00	1,083.20	1.08	5.58	1,000.00	1,019.44	1.08	5.41
ING Neuberger Berman Partners Portfolio
Class ADV	$1,000.00	$1,176.50	1.17%	$6.31	$1,000.00	$1,018.99	1.17%	$5.86
Class I	1,000.00	1,179.70	0.67	3.62	1,000.00	1,021.47	0.67	3.36
Class S	1,000.00	1,178.80	0.89	4.81	1,000.00	1,020.38	0.89	4.46

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)  Commencement of operations was February 27, 2009. Expenses paid for the Actual Portfolio Return reflect the 124 day period ended June 30, 2009.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Oppenheimer Global Portfolio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*
Class ADV	$1,000.00	$1,120.50	1.16%	$6.10	$1,000.00	$1,019.04	1.16%	$5.81
Class I	1,000.00	1,123.50	0.66	3.47	1,000.00	1,021.52	0.66	3.31
Class S	1,000.00	1,122.40	0.91	4.79	1,000.00	1,020.28	0.91	4.56
Class S2(1)	1,000.00	1,341.50	1.06	4.22	1,000.00	1,019.54	1.06	5.31
ING Oppenheimer Strategic Income Portfolio
Class ADV	$1,000.00	$1,070.10	1.00%	$5.13	$1,000.00	$1,019.84	1.00%	$5.01
Class I	1,000.00	1,071.70	0.53	2.72	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	1,070.60	0.75	3.85	1,000.00	1,021.08	0.75	3.76
ING PIMCO Total Return Portfolio
Class ADV	$1,000.00	$1,056.80	1.13%	$5.76	$1,000.00	$1,019.19	1.13%	$5.66
Class I	1,000.00	1,059.60	0.63	3.22	1,000.00	1,021.67	0.63	3.16
Class S	1,000.00	1,058.10	0.88	4.49	1,000.00	1,020.43	0.88	4.41
Class S2(1)	1,000.00	1,092.90	1.03	3.66	1,000.00	1,019.69	1.03	5.16
ING Pioneer High Yield Portfolio
Class ADV	$1,000.00	$1,315.40	1.21%	$6.95	$1,000.00	$1,018.79	1.21%	$6.06
Class I	1,000.00	1,320.00	0.71	4.08	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	1,318.60	0.96	5.52	1,000.00	1,020.03	0.96	4.81
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV	$1,000.00	$1,166.70	1.16%	$6.23	$1,000.00	$1,019.04	1.16%	$5.81
Class I	1,000.00	1,169.60	0.66	3.55	1,000.00	1,021.52	0.66	3.31
Class S	1,000.00	1,167.80	0.91	4.89	1,000.00	1,020.28	0.91	4.56
Class S2(1)	1,000.00	1,312.20	1.06	4.16	1,000.00	1,019.54	1.06	5.31
ING T. Rowe Price Growth Equity Portfolio
Class ADV	$1,000.00	$1,148.30	1.25%	$6.66	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,150.90	0.75	4.00	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,149.50	1.00	5.33	1,000.00	1,019.84	1.00	5.01
Class S2(1)	1,000.00	1,247.00	1.15	4.39	1,000.00	1,019.09	1.15	5.76
ING Templeton Foreign Equity Portfolio
Class ADV	$1,000.00	$1,076.50	1.48%	$7.62	$1,000.00	$1,017.46	1.48%	$7.40
Class I	1,000.00	1,080.50	0.98	5.06	1,000.00	1,019.93	0.98	4.91
Class S	1,000.00	1,080.70	1.23	6.35	1,000.00	1,018.70	1.23	6.16
Class S2(1)	1,000.00	1,340.70	1.38	5.49	1,000.00	1,017.95	1.38	6.90

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)  Commencement of operations was February 27, 2009. Expenses paid for the Actual Portfolio Return reflect the 124 day period ended June 30, 2009.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Thornburg Value Portfolio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*
Class ADV	$1,000.00	$1,175.90	1.40%	$7.55	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	1,179.10	0.90	4.86	1,000.00	1,020.33	0.90	4.51
Class S	1,000.00	1,177.70	1.15	6.21	1,000.00	1,019.09	1.15	5.76
ING UBS U.S. Large Cap Equity Portfolio
Class ADV	$1,000.00	$1,057.20	1.35%	$6.89	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,059.70	0.85	4.34	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	1,058.50	1.10	5.61	1,000.00	1,019.34	1.10	5.51
ING Van Kampen Comstock Portfolio
Class ADV	$1,000.00	$1,029.60	1.31%	$6.59	$1,000.00	$1,018.30	1.31%	$6.56
Class I	1,000.00	1,032.30	0.81	4.08	1,000.00	1,020.78	0.81	4.06
Class S	1,000.00	1,030.90	1.06	5.34	1,000.00	1,019.54	1.06	5.31
ING Van Kampen Equity and Income Portfolio
Class ADV	$1,000.00	$1,016.90	1.10%	$5.50	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	1,019.40	0.60	3.00	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,018.40	0.85	4.25	1,000.00	1,020.58	0.85	4.26
Class S2(1)	1,000.00	1,167.30	1.00	3.68	1,000.00	1,019.84	1.00	5.01

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)  Commencement of operations was February 27, 2009. Expenses paid for the Actual Portfolio Return reflect the 124 day period ended June 30, 2009.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING American Century Large Company Value Portfolio	ING American Century Small-Mid Cap Value Portfolio	ING Baron Asset Portfolio	ING Baron Small Cap Growth Portfolio
ASSETS:
Investments in securities at value+*	$15,520,660	$83,796,041	$7,064,560	$494,381,147
Short-term investments**	37,993	3,820,010	—	—
Short-term investments in affiliates***	1,039,425	802,184	—	48,627,268
Cash	—	23,845	490,336	—
Receivables:
Investment securities sold	90,139	987,691	—	591,182
Fund shares sold	13,595	69,989	789	265,599
Dividends and interest	21,823	204,720	5,324	229,553
Unrealized appreciation on forward foreign currency contracts	—	4,888	—	—
Prepaid expenses	—	—	59	—
Reimbursement due from manager	1,439	10,809	4,488	—
Total assets	16,725,074	89,720,177	7,565,556	544,094,749
LIABILITIES:
Payable for investment securities purchased	177,251	1,129,137	33,910	124,307
Payable for fund shares redeemed	29,121	170,399	6,217	1,246,029
Payable upon receipt of securities loaned	42,741	3,850,250	—	—
Payable to affiliates	16,046	93,470	11,804	561,039
Payable to custodian due to bank overdraft	4,845	—	—	—
Payable for directors fees	—	—	2,788	—
Other accrued expenses and liabilities	16,107	—	10,850	—
Total liabilities	286,111	5,243,256	65,569	1,931,375
NET ASSETS	$16,438,963	$84,476,921	$7,499,987	$542,163,374
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$34,374,485	$117,142,976	$11,031,903	$652,877,652
Undistributed net investment income (accumulated net investment loss)	200,443	2,692,522	(16,098)	(1,671,014)
Accumulated net realized loss on investments, foreign currency related transactions, and futures	(13,521,056)	(34,449,222)	(1,709,396)	(167,387,763)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(4,614,909)	(909,355)	(1,806,422)	58,344,499
NET ASSETS	$16,438,963	$84,476,921	$7,499,987	$542,163,374
+ Including securities loaned at value	$41,110	$3,716,043	$—	$—
* Cost of investments in securities	$20,112,679	$84,679,933	$8,870,982	$436,036,648
** Cost of short-term investments	$42,741	$3,850,250	$—	$—
*** Cost of short-term investments in affilates	$1,039,425	$802,184	$—	$48,627,268

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	ING American Century Large Company Value Portfolio	ING American Century Small-Mid Cap Value Portfolio	ING Baron Asset Portfolio	ING Baron Small Cap Growth Portfolio
Class ADV:
Net Assets	$2,379,110	$8,180,720	$1,757,910	$26,394,420
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	517,271	1,071,069	228,902	2,152,458
Net asset value and redemption price per share	$4.60	$7.64	$7.68	$12.26
Class I:
Net Assets	$6,541,705	$37,744,975	$1,930,296	$147,274,009
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,428,111	4,826,300	247,103	11,566,947
Net asset value and redemption price per share	$4.58	$7.82	$7.81	$12.73
Class S:
Net Assets	$7,518,148	$38,547,300	$3,807,870	$368,490,990
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,623,090	4,962,201	492,104	29,474,082
Net asset value and redemption price per share	$4.63	$7.77	$7.74	$12.50
Class S2:
Net Assets	n/a	$3,926	$3,911	$3,955
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	514	508	322
Net asset value and redemption price per share	n/a	$7.64	$7.69	$12.27

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING Columbia Small Cap Value Portfolio	ING Davis New York Venture Portfolio	ING JPMorgan Mid Cap Value Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio
ASSETS:
Investments in securities at value+*	$333,578,823	$368,024,580	$180,730,229	$444,103,721
Short-term investments**	—	—	10,416,860	8,059,804
Short-term investments in affiliates***	9,415,028	—	7,331,774	19,484
Short-term investments at amortized cost	—	9,178,974	—	—
Cash	54,054	113,167	—	12,091
Foreign currencies at value****	—	20,083	—	—
Receivables:
Investment securities sold	7,418,838	3,692,877	711,430	—
Fund shares sold	49,034	41,186	368,602	40,137
Dividends and interest	616,996	500,272	379,817	27,677
Prepaid expenses	3,184	—	—	—
Total assets	351,135,957	381,571,139	199,938,712	452,262,914
LIABILITIES:
Payable for investment securities purchased	2,931,901	2,279,639	1,320,635	—
Payable for fund shares redeemed	49,337	422,849	31,353	350,692
Payable upon receipt of securities loaned	—	—	10,530,043	8,090,730
Payable to affiliates	292,963	348,131	178,762	370,107
Payable for directors fees	1,477	—	—	—
Other accrued expenses and liabilities	112,581	—	—	—
Payable for borrowings against line of credit	4,080,000	—	—	—
Total liabilities	7,468,259	3,050,619	12,060,793	8,811,529
NET ASSETS	$343,667,698	$378,520,520	$187,877,919	$443,451,385
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$505,573,884	$533,158,431	$258,480,109	$682,652,023
Undistributed net investment income (accumulated net investment loss)	7,230,412	4,610,495	1,822,070	(238,681)
Accumulated net realized loss on investments and foreign currency related transactions	(122,202,328)	(67,499,172)	(28,419,311)	(190,855,986)
Net unrealized depreciation on investments and foreign currency related transactions	(46,934,270)	(91,749,234)	(44,004,949)	(48,105,971)
NET ASSETS	$343,667,698	$378,520,520	$187,877,919	$443,451,385
+ Including securities loaned at value	$—	$—	$10,140,377	$7,841,998
* Cost of investments in securities	$380,513,093	$459,773,929	$224,621,995	$492,178,766
** Cost of short-term investments	$—	$—	$10,530,043	$8,090,730
*** Cost of short-term investments in affiliates	$9,415,028	$—	$7,331,774	$19,484
**** Cost of foreign currencies	$—	$20,083	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	ING Columbia Small Cap Value Portfolio	ING Davis New York Venture Portfolio	ING JPMorgan Mid Cap Value Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio
Class ADV:
Net Assets	$348,218	$3,776,345	$12,879,522	$4,545,741
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	51,854	296,940	1,382,751	148,144
Net asset value and redemption price per share	$6.72	$12.72	$9.31	$30.68
Class I:
Net Assets	$182,534,415	$132,260,543	$79,340,391	$352,433,386
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	26,815,628	10,119,286	8,416,776	11,063,759
Net asset value and redemption price per share	$6.81	$13.07	$9.43	$31.85
Class S:
Net Assets	$160,781,187	$242,483,632	$95,654,298	$86,472,258
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	23,765,773	18,783,498	10,201,834	2,766,127
Net asset value and redemption price per share	$6.77	$12.91	$9.38	$31.26
Class S2:
Net Assets	$3,878	n/a	$3,708	n/a
Shares authorized	100,000,000	n/a	100,000,000	n/a
Par value	$0.001	n/a	$0.001	n/a
Shares outstanding	577	n/a	398	n/a
Net asset value and redemption price per share	$6.72	n/a	$9.32	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING Neuberger Berman Partners Portfolio	ING Oppenheimer Global Portfolio	ING Oppenheimer Strategic Income Portfolio	ING PIMCO Total Return Portfolio
ASSETS:
Investments in securities at value+*	$100,181,513	$1,362,802,581	$415,652,245	$834,174,973
Short-term investments**	—	39,587,150	9,579,758	12,314,747
Short-term investments in affiliates***	—	15,151,626	59,794,013	—
Short-term investments at amortized cost	—	—	29,292,735	25,032,984
Cash	53,237	—	—	4,414,194
Foreign currencies at value****	—	1,478,840	256,426	1,445,796
Receivables:
Investment securities sold	1,398,020	83,524	2,526,638	9,187,944
Investment securities sold on a delayed-delivery or when-issued basis	—	—	1,598,625	74,245,410
Fund shares sold	6,063	128,424	105,508	469,698
Dividends and interest	225,986	2,034,847	6,502,251	4,146,617
Unrealized appreciation on forward foreign currency contracts	—	—	2,699,675	316,205
Upfront payments made on swap agreements	—	—	122,178	165,848
Unrealized appreciation on swap agreements	—	—	4,259,026	2,886,147
Prepaid expenses	2,952	—	—	—
Reimbursement due from manager	26,842	—	—	—
Total assets	101,894,613	1,421,266,992	532,389,078	968,800,563
LIABILITIES:
Payable for investment securities purchased	—	58,937	2,985,649	105,205,972
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	—	19,732,869	202,010,902
Payable for fund shares redeemed	380,111	1,698,724	2,881,816	514,991
Payable for collateral due to counterparties	—	—	—	4,340,000
Payable upon receipt of securities loaned	—	40,351,320	8,542,744	10,359,614
Sales commitments, at value (Note 2)^	—	—	—	12,374,065
Payable for terminated investment contracts (Note 15)	—	—	2,434,771	635,586
Unrealized depreciation on forward foreign currency contracts	—	—	1,824,458	865,169
Upfront payments received on swap agreements	—	—	615,676	605,742
Unrealized depreciation on swap agreements	—	—	3,309,401	2,187,459
Unrealized depreciation on unfunded commitments	—	—	135,854	—
Payable to affiliates	131,003	804,500	237,507	390,311
Payable to custodian due to bank overdraft	—	—	13,270	—
Payable for directors fees	8,917	—	—	—
Other accrued expenses and liabilities	82,749	—	—	2,202
Written options^^	—	—	35,132	28,281
Accrued foreign taxes on capital gains	—	438,986	—	—
Total liabilities	602,780	43,352,467	42,749,147	339,520,294
NET ASSETS	$101,291,833	$1,377,914,525	$489,639,931	$629,280,269
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$309,991,900	$1,625,424,868	$562,720,636	$588,896,101
Undistributed net investment income	3,325,289	51,106,789	20,534,245	40,774,593
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	(228,316,688)	(75,535,312)	(51,809,214)	8,174,717
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, written options, sales commitments, and unfunded commitments	16,291,332	(223,081,820)	(41,805,736)	(8,565,142)
NET ASSETS	$101,291,833	$1,377,914,525	$489,639,931	$629,280,269
+ Including securities loaned at value	$—	$33,913,207	$8,363,255	$9,880,627
* Cost of investments in securities	$83,890,181	$1,585,217,567	$460,348,435	$847,139,110
** Cost of short-term investments	$—	$40,351,320	$9,631,783	$12,358,840
*** Cost of short-term investments in affiliates	$—	$15,151,626	$59,794,013	$—
**** Cost of foreign currencies	$—	$1,469,881	$257,078	$1,435,368
^ Cost of sales commitments	$—	$—	$—	$12,372,695
^^ Premiums received for options written	$—	$—	$54,060	$88,374

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	ING Neuberger Berman Partners Portfolio	ING Oppenheimer Global Portfolio	ING Oppenheimer Strategic Income Portfolio	ING PIMCO Total Return Portfolio
Class ADV:
Net Assets	$31,119	$40,892,862	$14,859,542	$57,190,168
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,861	4,147,968	1,570,509	4,961,820
Net asset value and redemption price per share	$6.40	$9.86	$9.46	$11.53
Class I:
Net Assets	$32,479,181	$1,185,304,425	$382,389,117	$309,374,805
Shares authorized	100,000,000	250,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,997,724	116,336,247	39,989,624	26,362,765
Net asset value and redemption price per share	$6.50	$10.19	$9.56	$11.74
Class S:
Net Assets	$68,781,533	$151,713,215	$92,391,272	$262,712,016
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,652,574	15,322,650	9,673,783	22,556,453
Net asset value and redemption price per share	$6.46	$9.90	$9.55	$11.65
Class S2:
Net Assets	n/a	$4,023	n/a	$3,280
Shares authorized	n/a	100,000,000	n/a	100,000,000
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	408	n/a	284
Net asset value and redemption price per share	n/a	$9.86	n/a	$11.53

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio
ASSETS:
Investments in securities at value+*	$161,442,857	$578,700,929	$907,805,853	$596,444,345
Short-term investments**	—	36,742,262	8,625,673	—
Short-term investments in affiliates***	1,221,542	—	—	—
Short-term investments at amortized cost	—	161,421	7,567,695	28,494,992
Cash	331,050	245,956	8,694,171	2,475
Foreign currencies at value****	—	—	—	2,055,616
Receivables:
Investment securities sold	2,523,319	794,514	5,219,565	183,442
Fund shares sold	99,474	159,988	113,823	3,501
Dividends and interest	2,695,816	323,920	750,939	2,821,299
Prepaid expenses	1,646	—	—	5,054
Reimbursement due from manager	10,800	—	—	71,630
Total assets	168,326,504	617,128,990	938,777,719	630,082,354
LIABILITIES:
Payable for investment securities purchased	2,236,019	—	14,409,945	366,314
Payable for fund shares redeemed	101,811	97,746	965,035	1,543,052
Payable upon receipt of securities loaned	—	37,219,215	8,964,818	—
Payable to affiliates	101,213	329,584	603,372	641,093
Payable for directors fees	2,160	—	—	5,025
Other accrued expenses and liabilities	83,022	—	—	228,295
Payable for borrowings against line of credit	3,110,000	—	—	—
Total liabilities	5,634,225	37,646,545	24,943,170	2,783,779
NET ASSETS	$162,692,279	$579,482,445	$913,834,549	$627,298,575
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$214,977,413	$758,988,428	$1,176,694,591	$912,456,922
Undistributed net investment income	232	1,387,661	1,285,433	10,667,521
Accumulated net realized loss on investments and foreign currency related transactions	(44,174,076)	(41,833,718)	(212,595,746)	(65,923,817)
Net unrealized depreciation on investments and foreign currency related transactions	(8,111,290)	(139,059,926)	(51,549,729)	(229,902,051)
NET ASSETS	$162,692,279	$579,482,445	$913,834,549	$627,298,575
+ Including securities loaned at value	$—	$36,080,777	$8,715,832	$—
* Cost of investments in securities	$169,554,147	$717,283,902	$959,039,681	$826,526,866
** Cost of short-term investments	$—	$37,219,215	$8,964,818	$—
*** Cost of short-term investments in affiliates	$1,221,542	$—	$—	$—
**** Cost of foreign currencies	$—	$—	$—	$1,912,706

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio
Class ADV:
Net Assets	$1,727,319	$17,465,518	$57,799,350	$9,349,722
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	211,908	3,373,876	1,557,966	1,107,448
Net asset value and redemption price per share	$8.15	$5.18	$37.10	$8.44
Class I:
Net Assets	$157,682,965	$548,129,974	$755,311,796	$436,652,749
Shares authorized	100,000,000	250,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	19,295,122	101,818,933	20,081,841	51,639,335
Net asset value and redemption price per share	$8.17	$5.38	$37.61	$8.46
Class S:
Net Assets	$3,281,995	$13,883,015	$100,719,663	$181,292,085
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	401,838	2,622,569	2,700,158	21,486,680
Net asset value and redemption price per share	$8.17	$5.29	$37.30	$8.44
Class S2:
Net Assets	n/a	$3,938	$3,740	$4,019
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	761	101	475
Net asset value and redemption price per share	n/a	$5.17	$37.11	$8.46

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING Thornburg Value Portfolio	ING UBS U.S. Large Cap Equity Portfolio	ING Van Kampen Comstock Portfolio	ING Van Kampen Equity and Income Portfolio
ASSETS:
Investments in securities at value+*	$285,011,065	$152,093,494	$474,797,616	$674,293,607
Short-term investments**	14,512,023	2,794,072	8,495,375	—
Short-term investments in affiliates***	12,128,959	355,601	—	—
Cash	—	—	8,433,461	29,712,133
Foreign currencies at value****	—	—	—	10,793
Receivables:
Investment securities sold	718,974	3,609,297	504,885	2,315,196
Fund shares sold	93,283	34,257	1,614,998	766,471
Dividends and interest	465,927	219,269	717,033	2,144,754
Reimbursement due from manager	—	—	13,790	—
Total assets	312,930,231	159,105,990	494,577,158	709,242,954
LIABILITIES:
Payable for investment securities purchased	5,231,711	1,942,996	191,389	1,224,669
Payable for fund shares redeemed	112,593	174,271	144,611	73,004
Payable upon receipt of securities loaned	14,619,984	2,996,778	8,688,694	—
Payable to affiliates	213,955	181,748	385,849	425,997
Total liabilities	20,178,243	5,295,793	9,410,543	1,723,670
NET ASSETS	$292,751,988	$153,810,197	$485,166,615	$707,519,284
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$534,949,219	$328,172,582	$839,976,235	$870,890,755
Undistributed net investment income	5,869,746	1,978,661	5,872,465	10,170,840
Accumulated net realized loss on investments, foreign currency related transactions, and futures	(229,735,802)	(169,204,429)	(250,020,718)	(121,209,626)
Net unrealized depreciation on investments and foreign currency related transactions	(18,331,175)	(7,136,617)	(110,661,367)	(52,332,685)
NET ASSETS	$292,751,988	$153,810,197	$485,166,615	$707,519,284
+ Including securities loaned at value	$13,969,097	$2,831,796	$8,403,082	$—
* Cost of investments in securities	$303,233,562	$159,027,405	$585,265,664	$726,626,893
** Cost of short-term investments	$14,619,984	$2,996,778	$8,688,694	$—
*** Cost of short-term investments in affiliates	$12,128,959	$355,601	$—	$—
**** Cost of foreign currencies	$—	$—	$—	$10,218

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	ING Thornburg Value Portfolio	ING UBS U.S. Large Cap Equity Portfolio	ING Van Kampen Comstock Portfolio	ING Van Kampen Equity and Income Portfolio
Class ADV:
Net Assets	$2,896,489	$5,955,361	$14,159,508	$10,243,175
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	123,394	921,054	1,940,325	395,938
Net asset value and redemption price per share	$23.47	$6.47	$7.30	$25.87
Class I:
Net Assets	$282,446,582	$130,378,034	$273,365,971	$498,971,906
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,752,979	19,855,196	37,189,557	19,004,857
Net asset value and redemption price per share	$24.03	$6.57	$7.35	$26.25
Class S:
Net Assets	$7,408,917	$17,476,802	$197,641,136	$198,300,701
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	310,550	2,685,031	26,933,561	7,613,036
Net asset value and redemption price per share	$23.86	$6.51	$7.34	$26.05
Class S2:
Net Assets	n/a	n/a	n/a	$3,502
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	135
Net asset value and redemption price per share	n/a	n/a	n/a	$25.89

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING American Century Large Company Value Portfolio	ING American Century Small-Mid Cap Value Portfolio	ING Baron Asset Portfolio	ING Baron Small Cap Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$250,817	$1,501,511	$25,850	$1,169,642
Interest	—	5,547	123	—
Securities lending income, net	—	8,249	—	—
Total investment income	250,817	1,515,307	25,973	1,169,642
EXPENSES:
Investment management fees	58,320	364,470	30,869	1,947,001
Distribution and service fees:
Class ADV	4,966	18,836	3,898	56,598
Class S	8,617	39,860	4,032	384,112
Class S2	—	6	6	6
Transfer agent fees	—	—	277	—
Administrative service fees	14,580	91,119	3,249	526,837
Shareholder reporting expense	—	—	4,629	—
Registration fees	—	—	21	—
Professional fees	—	—	3,077	—
Custody and accounting expense	—	—	2,353	—
Directors fees	—	—	543	—
Miscellaneous expense	—	—	2,149	—
Merger expense	19,650	—	—	—
Total expenses	106,133	514,291	55,103	2,914,554
Net waived and reimbursed fees	(7,409)	(84,094)	(12,893)	(50,072)
Net expenses	98,724	430,197	42,210	2,864,482
Net investment income (loss)	152,093	1,085,110	(16,237)	(1,694,840)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES:
Net realized gain (loss) on:
Investments	(2,150,278)	(11,108,414)	(464,127)	(25,401,172)
Foreign currency related transactions	—	17,734	—	—
Futures	75,534	—	—	—
Net realized loss on investments, foreign currency related transactions, and futures	(2,074,744)	(11,090,680)	(464,127)	(25,401,172)
Net change in unrealized appreciation or depreciation on:
Investments	1,901,107	14,815,659	1,153,930	85,308,436
Foreign currency related transactions	—	10,927	—	—
Futures	(17,515)	—	—	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	1,883,592	14,826,586	1,153,930	85,308,436
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and futures	(191,152)	3,735,906	689,803	59,907,264
Increase (decrease) in net assets resulting from operations	$(39,059)	$4,821,016	$673,566	$58,212,424
* Foreign taxes withheld	$2,631	$2,951	$155	$12,583
(1) Dividends from affiliates	$1,299	$2,735	$—	$83,687

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING Columbia Small Cap Value Portfolio	ING Davis New York Venture Portfolio	ING JPMorgan Mid Cap Value Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$4,063,489	$3,344,084	$2,610,396	$1,969,888
Interest	359	164,819	—	—
Securities lending income, net	—	—	76,120	—
Total investment income	4,063,848	3,508,903	2,686,516	1,969,888
EXPENSES:
Investment management fees	1,311,088	1,385,921	619,085	1,769,573
Distribution and service fees:
Class ADV	946	11,402	28,898	9,786
Class S	185,652	262,398	101,208	102,108
Class S2	6	—	6	—
Transfer agent fees	573	—	—	—
Administrative service fees	174,810	173,243	206,360	329,575
Shareholder reporting expense	42,738	—	—	—
Registration fees	134	—	—	—
Professional fees	31,733	—	—	—
Custody and accounting expense	82,169	—	—	—
Directors fees	4,948	—	—	—
Miscellaneous expense	7,251	—	—	—
Interest expense	1,032	33	—	—
Total expenses	1,843,080	1,832,997	955,557	2,211,042
Net waived and reimbursed fees	(2,835)	—	(2,572)	(2,473)
Brokerage commission recapture	(11,536)	—	—	—
Net expenses	1,828,709	1,832,997	952,985	2,208,569
Net investment income (loss)	2,235,139	1,675,906	1,733,531	(238,681)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized loss on:
Investments	(72,152,921)	(41,620,346)	(19,976,663)	(16,303,800)
Foreign currency related transactions	—	(14,895)	—	—
Net realized loss on investments and foreign currency related transactions	(72,152,921)	(41,635,241)	(19,976,663)	(16,303,800)
Net change in unrealized appreciation or depreciation on:
Investments	68,370,307	62,436,987	20,668,828	58,042,200
Foreign currency related transactions	—	(1,921)	—	—
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	68,370,307	62,435,066	20,668,828	58,042,200
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	(3,782,614)	20,799,825	692,165	41,738,400
Increase (decrease) in net assets resulting from operations	$(1,547,475)	$22,475,731	$2,425,696	$41,499,719
* Foreign taxes withheld	$172	$52,909	$8,201	$27,262
(1) Dividends from affiliates	$11,703	$—	$11,177	$8,725

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING Neuberger Berman Partners Portfolio	ING Oppenheimer Global Portfolio	ING Oppenheimer Strategic Income Portfolio	ING PIMCO Total Return Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$1,541,042	$19,651,871	$89,269	$369,280
Interest	1,590	28,275	8,228,647	16,979,968
Securities lending income, net	—	1,462,796	12,851	1,929
Total investment income	1,542,632	21,142,942	8,330,767	17,351,177
EXPENSES:
Investment management fees	697,045	3,717,790	1,206,088	1,380,487
Distribution and service fees:
Class ADV	34	90,902	36,016	120,872
Class S	78,562	186,179	106,190	280,406
Class S2	—	6	—	4
Transfer agent fees	521	—	—	—
Administrative service fees	116,173	371,806	96,488	400,199
Shareholder reporting expense	41,988	—	—	—
Registration fees	228	—	—	—
Professional fees	17,641	—	—	—
Custody and accounting expense	21,168	—	—	—
Directors fees	6,476	—	—	—
Miscellaneous expense	8,190	—	—	—
Interest expense	158	362	—	—
Total expenses	988,184	4,367,045	1,444,782	2,181,968
Net waived and reimbursed fees	(146,616)	(5,175)	(48,615)	(33,810)
Net expenses	841,568	4,361,870	1,396,167	2,148,158
Net investment income	701,064	16,781,072	6,934,600	15,203,019
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, SWAPS, WRITTEN OPTIONS, SALES COMMITMENTS, AND UNFUNDED COMMITMENTS:
Net realized loss on:
Investments**	(96,930,105)	(64,228,957)	(22,927,535)	5,248,502
Foreign currency related transactions	(1,473)	(263,685)	(4,681,393)	(1,535,570)
Futures	—	—	(1,284,206)	9,378,026
Swaps	—	—	(7,454,758)	(15,113,374)
Written options	—	—	221,116	(1,782,989)
Sales commitments	—	—	—	(4,306,235)
Net realized loss on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	(96,931,578)	(64,492,642)	(36,126,776)	(8,111,640)
Net change in unrealized appreciation or depreciation on:
Investments	137,808,265	194,077,332	48,608,793	10,306,329
Foreign currency related transactions	5,579	86,198	2,587,718	1,117,948
Futures	—	—	(379,667)	(9,365,669)
Swaps	—	—	5,583,119	21,689,472
Written options	—	—	16,881	3,059,510
Sales commitments	—	—	—	(1,370)
Unfunded commitments	—	—	(411,603)	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, written options, sales commitments, and unfunded commitments	137,813,844	194,163,530	56,005,241	26,806,220
Net realized and unrealized gain on investments, foreign currency related transactions, futures, swaps, written options, sales commitments, and unfunded commitments	40,882,266	129,670,888	19,878,465	18,694,580
Increase in net assets resulting from operations	$41,583,330	$146,451,960	$26,813,065	$33,897,599
* Foreign taxes withheld	$26,131	$1,927,484	$—	$—
** Foreign tax accrued on Indian investments	$—	$438,986	$—	$—
(1) Dividends from affiliates	$—	$22,876	$77,000	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$709,314	$2,764,125	$4,516,653	$13,317,446
Interest	11,414,004	120	—	290,578
Securities lending income, net	—	169,222	37,235	—
Total investment income	12,123,318	2,933,467	4,553,888	13,608,024
EXPENSES:
Investment management fees	646,302	1,658,129	2,442,852	2,215,747
Distribution and service fees:
Class ADV	2,948	38,544	125,842	20,930
Class S	3,206	13,909	98,077	199,426
Class S2	—	6	6	6
Transfer agent fees	628	—	—	882
Administrative service fees	107,716	51,814	610,713	279,001
Shareholder reporting expense	15,225	—	—	44,911
Registration fees	—	—	—	223
Professional fees	23,626	—	—	64,862
Custody and accounting expense	19,686	—	—	120,747
Directors fees	3,346	—	—	11,116
Miscellaneous expense	8,279	—	—	14,302
Interest expense	247	36	—	—
Total expenses	831,209	1,762,438	3,277,490	2,972,153
Net waived and reimbursed fees	(63,354)	(1)	(1)	(16,601)
Brokerage commission recapture	(2,390)	—	(9,034)	(706)
Net expenses	765,465	1,762,437	3,268,455	2,954,846
Net investment income	11,357,853	1,171,030	1,285,433	10,653,178
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	(28,258,361)	(25,472,985)	(103,357,369)	(30,764,157)
Foreign currency related transactions	—	183	50,739	62,614
Net realized loss on investments and foreign currency related transactions	(28,258,361)	(25,472,802)	(103,306,630)	(30,701,543)
Net change in unrealized appreciation or depreciation on:
Investments	67,173,593	108,473,400	216,460,499	67,832,743
Foreign currency related transactions	—	42	(8,404)	236,624
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	67,173,593	108,473,442	216,452,095	68,069,367
Net realized and unrealized gain on investments and foreign currency related transactions	38,915,232	83,000,640	113,145,465	37,367,824
Increase in net assets resulting from operations	$50,273,085	$84,171,670	$114,430,898	$48,021,002
* Foreign taxes withheld	$105	$11,421	$131,059	$1,639,029
(1) Dividends from affiliates	$24,735	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING Thornburg Value Portfolio	ING UBS U.S. Large Cap Equity Portfolio	ING Van Kampen Comstock Portfolio	ING Van Kampen Equity and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$1,968,010	$2,594,521	$6,829,346	$6,585,210
Interest	1,465,979	—	4,583	4,340,724
Securities lending income, net	122,795	602	11,705	—
Total investment income	3,556,784	2,595,123	6,845,634	10,925,934
EXPENSES:
Investment management fees	840,985	882,858	1,417,853	1,844,416
Distribution and service fees:
Class ADV	5,806	13,912	31,448	24,160
Class S	8,012	20,669	221,082	231,114
Class S2	—	—	—	4
Administrative service fees	323,456	189,184	590,771	161,783
Total expenses	1,178,259	1,106,623	2,261,154	2,261,477
Net waived and reimbursed fees	(4,908)	(2,233)	(96,264)	(1)
Brokerage commission recapture	—	(37,390)	—	—
Net expenses	1,173,351	1,067,000	2,164,890	2,261,476
Net investment income	2,383,433	1,528,123	4,680,744	8,664,458
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES:
Net realized gain (loss) on:
Investments	(41,887,279)	(90,130,710)	(95,610,949)	(52,280,075)
Foreign currency related transactions	(63,840)	—	—	759
Futures	—	—	—	1,871,578
Net realized loss on investments, foreign currency related transactions, and futures	(41,951,119)	(90,130,710)	(95,610,949)	(50,407,738)
Net change in unrealized appreciation or depreciation on:
Investments	84,930,045	108,235,808	85,318,869	53,010,804
Foreign currency related transactions	(154)	—	—	(128)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	84,929,891	108,235,808	85,318,869	53,010,676
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and futures	42,978,772	18,105,098	(10,292,080)	2,602,938
Increase (decrease) in net assets resulting from operations	$45,362,205	$19,633,221	$(5,611,336)	$11,267,396
* Foreign taxes withheld	$9,710	$—	$78,893	$217,730
(1) Dividends from affiliates	$26,373	$9,201	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Century Large Company Value Portfolio		ING American Century Small-Mid Cap Value Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$152,093	$991,575	$1,085,110	$1,664,513
Net realized loss on investments, foreign currency related transactions, and futures	(2,074,744)	(10,917,487)	(11,090,680)	(19,633,797)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	1,883,592	(6,837,093)	14,826,586	(8,777,426)
Increase (decrease) in net assets resulting from operations	(39,059)	(16,763,005)	4,821,016	(26,746,710)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(330,589)	—	(52,433)
Class I	—	(1,044,372)	—	(470,920)
Class S	—	(1,529,165)	—	(286,055)
Net realized gains:
Class ADV	—	(1,103,337)	—	(1,361,076)
Class I	—	(2,919,108)	—	(5,384,236)
Class S	—	(4,695,828)	—	(4,599,777)
Total distributions	—	(11,622,399)	—	(12,154,497)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,012,928	21,843,681	11,013,147	21,014,161
Reinvestment of distributions	—	11,622,399	—	12,154,497
	3,012,928	33,466,080	11,013,147	33,168,658
Cost of shares redeemed	(1,848,260)	(120,411,184)	(6,399,995)	(18,922,252)
Net increase (decrease) in net assets resulting from capital share transactions	1,164,668	(86,945,104)	4,613,152	14,246,406
Net increase (decrease) in net assets	1,125,609	(115,330,508)	9,434,168	(24,654,801)
NET ASSETS:
Beginning of period	15,313,354	130,643,862	75,042,753	99,697,554
End of period	$16,438,963	$15,313,354	$84,476,921	$75,042,753
Undistributed net investment income at end of period	$200,443	$48,350	$2,692,522	$1,607,412

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Baron Asset Portfolio		ING Baron Small Cap Growth Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment loss	$(16,237)	$(90,305)	$(1,694,840)	$(2,676,528)
Net realized loss on investments	(464,127)	(1,241,686)	(25,401,172)	(141,993,482)
Net change in unrealized appreciation or depreciation on investments	1,153,930	(5,407,522)	85,308,436	(148,498,258)
Increase (decrease) in net assets resulting from operations	673,566	(6,739,513)	58,212,424	(293,168,268)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class ADV	—	(45,629)	—	(1,313,418)
Class I	—	(39,018)	—	(5,600,475)
Class S	—	(61,397)	—	(12,175,271)
Total distributions	—	(146,044)	—	(19,089,164)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	515,305	6,282,750	78,198,034	191,045,184
Reinvestment of distributions	—	107,025	—	19,089,164
	515,305	6,389,775	78,198,034	210,134,348
Cost of shares redeemed	(352,722)	(26,851,287)	(40,821,147)	(96,549,470)
Net increase (decrease) in net assets resulting from capital share transactions	162,583	(20,461,512)	37,376,887	113,584,878
Net increase (decrease) in net assets	836,149	(27,347,069)	95,589,311	(198,672,554)
NET ASSETS:
Beginning of period	6,663,838	34,010,907	446,574,063	645,246,617
End of period	$7,499,987	$6,663,838	$542,163,374	$446,574,063
Undistributed net investment income (accumulated net investment loss) at end of period	$(16,098)	$139	$(1,671,014)	$23,826

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Columbia Small Cap Value Portfolio		ING Davis New York Venture Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$2,235,139	$5,078,047	$1,675,906	$2,983,369
Net realized loss on investments and foreign currency related transactions	(72,152,921)	(49,907,569)	(41,635,241)	(25,698,996)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	68,370,307	(114,109,681)	62,435,066	(174,934,910)
Increase (decrease) in net assets resulting from operations	(1,547,475)	(158,939,203)	22,475,731	(197,650,537)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(902)	—	(19,106)
Class I	—	(726,065)	—	(1,684,243)
Class S	—	(158,973)	—	(1,840,225)
Net realized gains:
Class ADV	—	(4,862)	—	(87,886)
Class I	—	(2,457,450)	—	(1,944,357)
Class S	—	(1,601,218)	—	(2,647,445)
Total distributions	—	(4,949,470)	—	(8,223,262)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	50,953,453	448,854,134	45,703,628	265,891,024
Reinvestment of distributions	—	4,949,470	—	8,223,262
	50,953,453	453,803,604	45,703,628	274,114,286
Cost of shares redeemed	(82,163,895)	(122,041,487)	(42,942,399)	(58,445,154)
Net increase (decrease) in net assets resulting from capital share transactions	(31,210,442)	331,762,117	2,761,229	215,669,132
Net increase (decrease) in net assets	(32,757,917)	167,873,444	25,236,960	9,795,333
NET ASSETS:
Beginning of period	376,425,615	208,552,171	353,283,560	343,488,227
End of period	$343,667,698	$376,425,615	$378,520,520	$353,283,560
Undistributed net investment income at end of period	$7,230,412	$4,995,273	$4,610,495	$2,934,589

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING JPMorgan Mid Cap Value Portfolio		ING Legg Mason Partners Aggressive Growth Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income (loss)	$1,733,531	$2,827,445	$(238,681)	$(604,380)
Net realized gain (loss) on investments	(19,976,663)	(8,271,977)	(16,303,800)	38,163,206
Net change in unrealized appreciation or depreciation on investments	20,668,828	(76,236,525)	58,042,200	(425,820,606)
Increase (decrease) in net assets resulting from operations	2,425,696	(81,681,057)	41,499,719	(388,261,780)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(256,569)	—	—
Class I	—	(2,734,472)	—	—
Class S	—	(2,001,035)	—	—
Net realized gains:
Class ADV	—	(1,837,541)	—	—
Class I	—	(10,039,897)	—	—
Class S	—	(8,240,468)	—	—
Total distributions	—	(25,109,982)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,742,336	63,636,239	25,552,032	158,464,372
Reinvestment of distributions	—	25,109,982	—	—
	29,742,336	88,746,221	25,552,032	158,464,372
Cost of shares redeemed	(17,033,104)	(69,524,372)	(169,423,869)	(505,221,820)
Net increase (decrease) in net assets resulting from capital share transactions	12,709,232	19,221,849	(143,871,837)	(346,757,448)
Net increase (decrease) in net assets	15,134,928	(87,569,190)	(102,372,118)	(735,019,228)
NET ASSETS:
Beginning of period	172,742,991	260,312,181	545,823,503	1,280,842,731
End of period	$187,877,919	$172,742,991	$443,451,385	$545,823,503
Undistributed net investment income (accumulated net investment loss) at end of period	$1,822,070	$88,539	$(238,681)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Neuberger Berman Partners Portfolio		ING Oppenheimer Global Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$701,064	$2,676,218	$16,781,072	$40,263,717
Net realized loss on investments and foreign currency related transactions	(96,931,578)	(117,998,737)	(64,492,642)	(171,645)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	137,813,844	(190,069,861)	194,163,530	(1,010,130,798)
Increase (decrease) in net assets resulting from operations	41,583,330	(305,392,380)	146,451,960	(970,038,726)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(1,219,420)
Class I	—	(961,325)	—	(38,789,825)
Class S	—	—	—	(4,718,117)
Net realized gains:
Class ADV	—	—	—	(5,996,239)
Class I	—	—	—	(134,022,900)
Class S	—	—	—	(17,982,621)
Total distributions	—	(961,325)	—	(202,729,122)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,130,015	325,179,170	20,255,746	95,409,426
Reinvestment of distributions	—	961,325	—	202,729,122
	17,130,015	326,140,495	20,255,746	298,138,548
Cost of shares redeemed	(208,391,831)	(197,624,034)	(110,994,276)	(425,078,861)
Net increase (decrease) in net assets resulting from capital share transactions	(191,261,816)	128,516,461	(90,738,530)	(126,940,313)
Net increase (decrease) in net assets	(149,678,486)	(177,837,244)	55,713,430	(1,299,708,161)
NET ASSETS:
Beginning of period	250,970,319	428,807,563	1,322,201,095	2,621,909,256
End of period	$101,291,833	$250,970,319	$1,377,914,525	$1,322,201,095
Undistributed net investment income at end of period	$3,325,289	$2,624,225	$51,106,789	$34,325,717

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Oppenheimer Strategic Income Portfolio		ING PIMCO Total Return Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$6,934,600	$31,348,315	$15,203,019	$21,796,983
Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	(36,126,776)	(32,906,013)	(8,111,640)	31,597,667
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, written options, sales commitments, and unfunded commitments	56,005,241	(108,433,859)	26,806,220	(53,718,000)
Increase (decrease) in net assets resulting from operations	26,813,065	(109,991,557)	33,897,599	(323,350)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,096,915)	—	(2,029,942)
Class I	—	(28,021,136)	—	(11,994,802)
Class S	—	(4,682,124)	—	(7,934,148)
Net realized gains:
Class ADV	—	(80,551)	—	(671,421)
Class I	—	(1,875,430)	—	(3,706,855)
Class S	—	(323,861)	—	(2,531,892)
Total distributions	—	(36,080,017)	—	(28,869,060)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	34,894,422	269,949,196	127,728,510	234,514,089
Reinvestment of distributions	—	36,080,017	—	28,869,060
	34,894,422	306,029,213	127,728,510	263,383,149
Cost of shares redeemed	(128,250,034)	(123,246,765)	(34,514,399)	(208,466,742)
Net increase (decrease) in net assets resulting from capital share transactions	(93,355,612)	182,782,448	93,214,111	54,916,407
Net increase (decrease) in net assets	(66,542,547)	36,710,874	127,111,710	25,723,997
NET ASSETS:
Beginning of period	556,182,478	519,471,604	502,168,559	476,444,562
End of period	$489,639,931	$556,182,478	$629,280,269	$502,168,559
Undistributed net investment income at end of period	$20,534,245	$13,599,645	$40,774,593	$25,593,759

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Pioneer High Yield Portfolio		ING T. Rowe Price Diversified Mid Cap Growth Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$11,357,853	$14,130,039	$1,171,030	$1,935,714
Net realized loss on investments and foreign currency related transactions	(28,258,361)	(7,327,898)	(25,472,802)	(14,209,703)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	67,173,593	(71,064,875)	108,473,442	(402,305,838)
Increase (decrease) in net assets resulting from operations	50,273,085	(64,262,734)	84,171,670	(414,579,827)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(57,549)	(70,081)	—	—
Class I	(11,170,667)	(13,809,706)	—	(3,444,847)
Class S	(129,405)	(272,724)	—	(4,767)
Net realized gains:
Class ADV	—	(25,349)	—	(4,409,896)
Class I	—	(3,505,979)	—	(121,659,616)
Class S	—	(87,139)	—	(2,022,706)
Total distributions	(11,357,621)	(17,770,978)	—	(131,541,832)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,197,823	207,631,097	13,709,644	22,742,767
Proceeds from shares issued in merger (Note 14)	—	64,846,767	—	—
Reinvestment of distributions	11,357,621	17,770,978	—	131,541,832
	41,555,444	290,248,842	13,709,644	154,284,599
Cost of shares redeemed	(199,889,154)	(38,126,383)	(30,776,299)	(145,270,502)
Net increase (decrease) in net assets resulting from capital share transactions	(158,333,710)	252,122,459	(17,066,655)	9,014,097
Net increase (decrease) in net assets	(119,418,246)	170,088,747	67,105,015	(537,107,562)
NET ASSETS:
Beginning of period	282,110,525	112,021,778	512,377,430	1,049,484,992
End of period	$162,692,279	$282,110,525	$579,482,445	$512,377,430
Undistributed net investment income at end of period	$232	$—	$1,387,661	$216,631

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price		ING Templeton Growth Equity Portfolio	Foreign Equity Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$1,285,433	$4,682,144	$10,653,178	$16,262,894
Net realized loss on investments and foreign currency related transactions	(103,306,630)	(104,318,779)	(30,701,543)	(32,878,166)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	216,452,095	(536,981,058)	68,069,367	(344,473,346)
Increase (decrease) in net assets resulting from operations	114,430,898	(636,617,693)	48,021,002	(361,088,618)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(122,722)	—	(267,904)
Class I	—	(13,342,311)	—	(13,346,515)
Class S	—	(806,370)	—	(4,749,346)
Net realized gains:
Class ADV	—	(6,279,129)	—	—
Class I	—	(80,268,118)	—	—
Class S	—	(7,026,819)	—	—
Return of capital:
Class ADV	—	(79,211)	—	—
Class I	—	(1,175,375)	—	—
Class S	—	(110,449)	—	—
Total distributions	—	(109,210,504)	—	(18,363,765)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	92,626,514	250,841,675	58,582,342	419,265,708
Proceeds from shares issued in merger (Note 14)	—	—	—	485,926,153
Reinvestment of distributions	—	109,210,504	—	18,363,765
	92,626,514	360,052,179	58,582,342	923,555,626
Cost of shares redeemed	(158,459,836)	(396,413,848)	(62,234,371)	(139,837,079)
Net increase (decrease) in net assets resulting from capital share transactions	(65,833,322)	(36,361,669)	(3,652,029)	783,718,547
Net increase (decrease) in net assets	48,597,576	(782,189,866)	44,368,973	404,266,164
NET ASSETS:
Beginning of period	865,236,973	1,647,426,839	582,929,602	178,663,438
End of period	$913,834,549	$865,236,973	$627,298,575	$582,929,602
Undistributed net investment income at end of period	$1,285,433	$—	$10,667,521	$14,343

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Thornburg Value Portfolio		ING UBS U.S. Large Cap Equity Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$2,383,433	$3,621,782	$1,528,123	$5,130,059
Net realized loss on investments and foreign currency related transactions	(41,951,119)	(42,827,872)	(90,130,710)	(43,759,073)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	84,929,891	(112,927,471)	108,235,808	(138,249,926)
Increase (decrease) in net assets resulting from operations	45,362,205	(152,133,561)	19,633,221	(176,878,940)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(7,643)	—	(128,584)
Class I	—	(1,812,798)	—	(8,396,878)
Class S	—	(11,937)	—	(512,862)
Total distributions	—	(1,832,378)	—	(9,038,324)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	63,766,238	227,467,929	43,354,666	105,198,682
Reinvestment of distributions	—	1,832,378	—	9,038,324
	63,766,238	229,300,307	43,354,666	114,237,006
Cost of shares redeemed	(81,629,308)	(44,404,345)	(170,232,486)	(88,145,775)
Net increase (decrease) in net assets resulting from capital share transactions	(17,863,070)	184,895,962	(126,877,820)	26,091,231
Net increase (decrease) in net assets	27,499,135	30,930,023	(107,244,599)	(159,826,033)
NET ASSETS:
Beginning of period	265,252,853	234,322,830	261,054,796	420,880,829
End of period	$292,751,988	$265,252,853	$153,810,197	$261,054,796
Undistributed net investment income at end of period	$5,869,746	$3,486,313	$1,978,661	$450,538

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Van Kampen Comstock Portfolio		ING Van Kampen Equity and Income Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$4,680,744	$17,281,201	$8,664,458	$22,767,617
Net realized loss on investments, foreign currency related transactions, and futures	(95,610,949)	(153,164,561)	(50,407,738)	(66,408,563)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	85,318,869	(218,129,573)	53,010,676	(183,213,247)
Increase (decrease) in net assets resulting from operations	(5,611,336)	(354,012,933)	11,267,396	(226,854,193)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(653,242)	—	(534,645)
Class I	—	(23,047,363)	—	(33,581,199)
Class S	—	(10,516,572)	—	(11,202,908)
Net realized gains:
Class ADV	—	(1,553,677)	—	(733,342)
Class I	—	(32,982,142)	—	(36,302,415)
Class S	—	(16,571,671)	—	(12,079,329)
Total distributions	—	(85,324,667)	—	(94,433,838)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	44,882,468	220,220,774	17,960,153	78,093,893
Proceeds from shares issued in merger (Note 14)	—	—	—	82,425,445
Reinvestment of distributions	—	85,324,667	—	94,433,838
	44,882,468	305,545,441	17,960,153	254,953,176
Cost of shares redeemed	(122,871,306)	(288,658,828)	(41,562,177)	(172,876,816)
Net increase (decrease) in net assets resulting from capital share transactions	(77,988,838)	16,886,613	(23,602,024)	82,076,360
Net decrease in net assets	(83,600,174)	(422,450,987)	(12,334,628)	(239,211,671)
NET ASSETS:
Beginning of period	568,766,789	991,217,776	719,853,912	959,065,583
End of period	$485,166,615	$568,766,789	$707,519,284	$719,853,912
Undistributed net investment income at end of period	$5,872,465	$1,191,721	$10,170,840	$1,506,382

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)		($)	($)
ING American Century Large Company Value Portfolio
Class ADV
06-30-09	4.64	0.03		(0.07)	(0.04)	—		—	—
12-31-08	14.24	0.18	•	(3.94)	(3.76)	1.17		4.67	—
12-31-07	15.80	0.19		(0.49)	(0.30)	0.16		1.10	—
12-31-06	14.08	0.18	•	2.38	2.56	0.09		0.75	—
12-31-05	14.05	0.12	•	0.03	0.15	0.12		—	—
12-31-04	12.89	0.10		1.14	1.24	0.08		—	—
Class I
06-30-09	4.61	0.04		(0.07)	(0.03)	—		—	—
12-31-08	14.44	0.24	•	(3.97)	(3.73)	1.43		4.67	—
12-31-07	16.03	0.27	•	(0.50)	(0.23)	0.26		1.10	—
12-31-06	14.24	0.26	•	2.42	2.68	0.14		0.75	—
12-31-05	14.22	0.21		0.00 *	0.21	0.19		—	—
12-31-04	13.03	0.17		1.15	1.32	0.13		—	—
Class S
06-30-09	4.67	0.04		(0.08)	(0.04)	—		—	—
12-31-08	14.47	0.21	•	(3.99)	(3.78)	1.35		4.67	—
12-31-07	16.05	0.23	•	(0.51)	(0.28)	0.20		1.10	—
12-31-06	14.20	0.21	•	2.43	2.64	0.04		0.75	—
12-31-05	14.17	0.15		0.02	0.17	0.14		—	—
12-31-04	12.98	0.15		1.14	1.29	0.10		—	—
ING American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-09	7.23	0.09		0.32	0.41	—		—	—
12-31-08	11.24	0.15		(2.80)	(2.65)	0.05		1.31	—
12-31-07	13.35	0.08	•	(0.42)	(0.34)	0.03		1.74	—
12-31-06	11.63	0.02		1.73	1.75	0.00	*	0.03	—
12-31-05	12.13	0.01		0.92	0.93	0.01		1.42	—
12-31-04	10.71	(0.02)		2.26	2.24	—		0.82	—
Class I
06-30-09	7.38	0.11		0.33	0.44	—		—	—
12-31-08	11.46	0.20	•	(2.86)	(2.66)	0.11		1.31	—
12-31-07	13.58	0.14	•	(0.43)	(0.29)	0.09		1.74	—
12-31-06	11.77	0.09	•	1.75	1.84	0.00	*	0.03	—
12-31-05	12.24	0.06		0.94	1.00	0.05		1.42	—
12-31-04	10.77	0.03		2.28	2.31	0.02		0.82	—
Class S
06-30-09	7.34	0.10	•	0.33	0.43	—		—	—
12-31-08	11.40	0.17	•	(2.84)	(2.67)	0.08		1.31	—
12-31-07	13.51	0.11	•	(0.42)	(0.31)	0.06		1.74	—
12-31-06	11.74	0.05		1.75	1.80	0.00	*	0.03	—
12-31-05	12.22	0.04		0.92	0.96	0.02		1.42	—
12-31-04	10.76	0.00	*	2.28	2.28	0.00	*	0.82	—
Class S2
02-27-09(4)-06-30-09	5.84	0.09	•	1.71	1.80	—		—	—

				Ratios to average net assets							Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING American Century Large Company Value Portfolio
Class ADV
06-30-09	—	4.60	(0.86)	1.77	1.67	†	1.67	†	1.77	†	2,379	15
12-31-08	5.84	4.64	(37.19)	1.50	1.40	†	1.40	†	1.93	†	2,097	42
12-31-07	1.26	14.24	(2.17)	1.50	1.50		1.50		1.20		9,497	44
12-31-06	0.84	15.80	18.89	1.50	1.50		1.50		1.21		10,524	56
12-31-05	0.12	14.08	1.09	1.50	1.50		1.50		0.87		11,806	105
12-31-04	0.08	14.05	9.70	1.50	1.50		1.50		0.81		8,684	38
Class I
06-30-09	—	4.58	(0.65)	1.27	1.17	†	1.17	†	2.27	†	6,542	15
12-31-08	6.10	4.61	(36.86)	1.00	0.90	†	0.90	†	1.96	†	5,461	42
12-31-07	1.36	14.44	(1.72)	1.00	1.00		1.00		1.72		104,021	44
12-31-06	0.89	16.03	19.58	1.00	1.00		1.00		1.73		82,254	56
12-31-05	0.19	14.24	1.51	1.00	1.00		1.00		1.50		39,624	105
12-31-04	0.13	14.22	10.24	1.00	1.00		1.00		1.39		2,956	38
Class S
06-30-09	—	4.63	(0.86)	1.52	1.42	†	1.42	†	2.02	†	7,518	15
12-31-08	6.02	4.67	(36.99)	1.25	1.15	†	1.15	†	2.22	†	7,756	42
12-31-07	1.30	14.47	(2.00)	1.25	1.25		1.25		1.44		17,126	44
12-31-06	0.79	16.05	19.30	1.25	1.25		1.25		1.43		23,019	56
12-31-05	0.14	14.20	1.26	1.25	1.25		1.25		1.06		43,127	105
12-31-04	0.10	14.17	10.05	1.25	1.25		1.25		1.05		66,267	38
ING American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-09	—	7.64	5.67	1.75	1.52	†	1.52	†	2.62	†	8,181	82
12-31-08	1.36	7.23	(26.69)	1.75	1.52		1.52		1.50		7,861	191
12-31-07	1.77	11.24	(3.17)	1.75	1.52		1.52		0.58		12,309	146
12-31-06	0.03	13.35	15.14	1.75	1.72		1.72		0.18		12,602	156
12-31-05	1.43	11.63	7.65	1.80	1.80		1.80		0.10		11,023	101
12-31-04	0.82	12.13	21.03	1.80	1.80		1.80		(0.14)		5,266	107
Class I
06-30-09	—	7.82	5.96	1.25	1.02	†	1.02	†	3.11	†	37,745	82
12-31-08	1.42	7.38	(26.37)	1.25	1.02		1.02		2.04		35,922	191
12-31-07	1.83	11.46	(2.70)	1.25	1.02		1.02		1.09		47,079	146
12-31-06	0.03	13.58	15.75	1.25	1.22		1.22		0.71		48,088	156
12-31-05	1.47	11.77	8.17	1.30	1.30		1.30		0.61		46,237	101
12-31-04	0.84	12.24	21.61	1.30	1.30		1.30		0.35		28,433	107
Class S
06-30-09	—	7.77	5.86	1.50	1.27	†	1.27	†	2.92	†	38,547	82
12-31-08	1.39	7.34	(26.56)	1.50	1.27		1.27		1.80		31,260	191
12-31-07	1.80	11.40	(2.90)	1.50	1.27		1.27		0.82		40,309	146
12-31-06	0.03	13.51	15.43	1.50	1.47		1.47		0.39		47,839	156
12-31-05	1.44	11.74	7.85	1.55	1.55		1.55		0.35		43,053	101
12-31-04	0.82	12.22	21.34	1.55	1.55		1.55		0.09		37,816	107
Class S2
02-27-09(4)-06-30-09	—	7.64	30.82	1.75	1.42	†	1.42	†	3.61	†	4	82

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)	($)	($)	($)	($)	($)
ING Baron Asset Portfolio
Class ADV
06-30-09	6.98	(0.03)	0.73	0.70	—	—	—
12-31-08	12.05	(0.10)	(4.81)	(4.91)	—	0.16	—
12-31-07	11.09	(0.05)	1.01	0.96	—	—	—
01-18-06(4)-12-31-06	10.04	(0.06)	1.11	1.05	—	—	—
Class I
06-30-09	7.07	(0.01)	0.75	0.74	—	—	—
12-31-08	12.17	(0.05)•	(4.89)	(4.94)	—	0.16	—
12-31-07	11.14	0.01	1.02	1.03	—	—	—
01-03-06(4)-12-31-06	10.00	(0.00)*	1.14	1.14	—	—	—
Class S
06-30-09	7.02	(0.02)	0.74	0.72	—	—	—
12-31-08	12.09	(0.06)•	(4.85)	(4.91)	—	0.16	—
12-31-07	11.10	(0.01)	1.00	0.99	—	—	—
05-03-06(4)-12-31-06	10.73	0.03 •	0.34	0.37	—	—	—
Class S2
02-27-09(4)-06-30-09	5.90	(0.02)	1.81	1.79	—	—	—
ING Baron Small Cap Growth Portfolio
Class ADV
06-30-09	10.88	(0.06)	1.44	1.38	—	—	—
12-31-08	19.16	(0.14)	(7.62)	(7.76)	—	0.52	—
12-31-07	18.11	(0.12)	1.17	1.05	—	—	—
12-31-06	15.90	(0.10)	2.46	2.36	—	0.15	—
12-31-05	14.85	(0.19)•	1.24	1.05	—	—	—
12-31-04	11.64	(0.09)	3.30	3.21	—	—	—
Class I
06-30-09	11.27	(0.03)	1.49	1.46	—	—	—
12-31-08	19.73	(0.05)•	(7.89)	(7.94)	—	0.52	—
12-31-07	18.55	(0.02)	1.20	1.18	—	—	—
12-31-06	16.21	(0.02)	2.51	2.49	—	0.15	—
12-31-05	15.06	(0.14)•	1.29	1.15	—	—	—
12-31-04	11.74	(0.07)	3.39	3.32	—	—	—
Class S
06-30-09	11.08	(0.04)	1.46	1.42	—	—	—
12-31-08	19.45	(0.08)•	(7.77)	(7.85)	—	0.52	—
12-31-07	18.33	(0.06)	1.18	1.12	—	—	—
12-31-06	16.06	(0.06)	2.48	2.42	—	0.15	—
12-31-05	14.96	(0.14)•	1.24	1.10	—	—	—
12-31-04	11.69	(0.09)	3.36	3.27	—	—	—
Class S2
02-27-09(4)-06-30-09	9.31	(0.04)	3.00	2.96	—	—	—

				Ratios to average net assets						Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)	($000's)	(%)
ING Baron Asset Portfolio
Class ADV
06-30-09	—	7.68	10.03	1.95	1.55		1.55		(0.76)	1,758	6
12-31-08	0.16	6.98	(41.20)	1.67	1.57		1.57		(0.89)	1,646	51
12-31-07	—	12.05	8.66	1.64	1.55		1.55		(0.44)	3,499	18
01-18-06(4)-12-31-06	—	11.09	10.46	2.08	1.55		1.55		(0.57)	3,211	23
Class I
06-30-09	—	7.81	10.47	1.45	1.05		1.05		(0.26)	1,930	6
12-31-08	0.16	7.07	(41.04)	1.17	1.07		1.07		(0.47)	1,748	51
12-31-07	—	12.17	9.25	1.14	1.05		1.05		0.07	25,781	18
01-03-06(4)-12-31-06	—	11.14	11.40	1.58	1.05		1.05		(0.05)	5,583	23
Class S
06-30-09	—	7.74	10.26	1.70	1.30		1.30		(0.50)	3,808	6
12-31-08	0.16	7.02	(41.06)	1.42	1.32		1.32		(0.64)	3,271	51
12-31-07	—	12.09	8.92	1.39	1.30		1.30		(0.14)	4,731	18
05-03-06(4)-12-31-06	—	11.10	3.45	1.83	1.30		1.30		0.31	313	23
Class S2
02-27-09(4)-06-30-09	—	7.69	30.34	1.95	1.45		1.45		(0.61)	4	6
ING Baron Small Cap Growth Portfolio
Class ADV
06-30-09	—	12.26	12.68	1.58	1.57	††	1.57	††	(1.06)††	26,394	8
12-31-08	0.52	10.88	(41.41)	1.58	1.58	†	1.58	†	(0.80)†	23,542	30
12-31-07	—	19.16	5.80	1.58	1.58		1.58		(0.61)	48,449	23
12-31-06	0.15	18.11	15.02	1.58	1.58		1.58		(0.63)	45,591	15
12-31-05	—	15.90	7.07	1.75	1.70		1.70		(1.23)	31,565	11
12-31-04	—	14.85	27.58	1.70	1.70		1.70		(1.22)	17,106	19
Class I
06-30-09	—	12.73	12.95	1.08	1.07	††	1.07	††	(0.56)††	147,274	8
12-31-08	0.52	11.27	(41.12)	1.08	1.08	†	1.08	†	(0.29)†	131,199	30
12-31-07	—	19.73	6.36	1.08	1.08		1.08		(0.10)	181,259	23
12-31-06	0.15	18.55	15.54	1.08	1.08		1.08		(0.13)	130,780	15
12-31-05	—	16.21	7.64	1.25	1.20		1.20		(0.87)	81,664	11
12-31-04	—	15.06	28.28	1.20	1.20		1.20		(0.71)	29,954	19
Class S
06-30-09	—	12.50	12.82	1.33	1.30	††	1.30	††	(0.79)††	368,491	8
12-31-08	0.52	11.08	(41.25)	1.33	1.31	†	1.31	†	(0.52)†	291,833	30
12-31-07	—	19.45	6.11	1.33	1.32		1.32		(0.34)	415,539	23
12-31-06	0.15	18.33	15.24	1.33	1.33		1.33		(0.38)	299,287	15
12-31-05	—	16.06	7.35	1.50	1.45		1.45		(0.92)	207,527	11
12-31-04	—	14.96	27.97	1.45	1.45		1.45		(0.96)	114,112	19
Class S2
02-27-09(4)-06-30-09	—	12.27	31.79	1.58	1.47	††	1.47	††	(0.98)††	4	8

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Columbia Small Cap Value Portfolio
Class ADV
06-30-09	6.78	0.03	•	(0.09)	(0.06)	—	—	—
12-31-08	10.41	0.09	•	(3.62)	(3.53)	0.02	0.08	—
12-31-07	10.15	0.05	•	0.23	0.28	0.02	—	—
12-29-06(4)-12-31-06	10.15	(0.00	)*	—	(0.00)*	—	—	—
Class I
06-30-09	6.85	0.04	•	(0.08)	(0.04)	—	—	—
12-31-08	10.48	0.14	•	(3.67)	(3.53)	0.02	0.08	—
12-31-07	10.17	0.10	•	0.23	0.33	0.02	—	—
04-28-06(4)-12-31-06	10.00	0.05		0.12	0.17	—	—	—
Class S
06-30-09	6.82	0.03		(0.08)	(0.05)	—	—	—
12-31-08	10.44	0.11	•	(3.64)	(3.53)	0.01	0.08	—
12-31-07	10.15	0.07	•	0.23	0.30	0.01	—	—
05-01-06(4)-12-31-06	9.95	0.04	•	0.16	0.20	—	—	—
Class S2
02-27-09(4)-06-30-09	5.20	0.02	•	1.50	1.52	—	—	—
ING Davis New York Venture Portfolio
Class ADV
06-30-09	12.02	0.04	•	0.66	0.70	—	—	—
12-31-08	20.07	0.09		(7.92)	(7.83)	0.04	0.18	—
12-31-07	19.39	0.19	•	0.57	0.76	—	0.08	—
12-31-06	18.46	0.07		2.29	2.36	—	1.43	—
12-31-05	17.82	(0.03	)•	0.67	0.64	0.00 *	—	—
12-31-04	16.47	(0.02)		1.37	1.35	—	—	—
Class I
06-30-09	12.32	0.08		0.67	0.75	—	—	—
12-31-08	20.60	0.15	•	(8.09)	(7.94)	0.16	0.18	—
12-31-07	19.87	0.31	•	0.57	0.88	0.07	0.08	—
12-31-06	18.79	0.18	•	2.34	2.52	0.01	1.43	—
12-31-05	18.09	0.06	•	0.66	0.72	0.02	—	—
12-31-04	16.64	0.05		1.40	1.45	—	—	—
Class S
06-30-09	12.18	0.04		0.69	0.73	—	—	—
12-31-08	20.39	0.11	•	(8.02)	(7.91)	0.12	0.18	—
12-31-07	19.70	0.25	•	0.57	0.82	0.05	0.08	—
12-31-06	18.69	0.13	•	2.31	2.44	—	1.43	—
12-31-05	17.99	0.01	•	0.69	0.70	—	—	—
12-31-04	16.59	0.00	*	1.40	1.40	—	—	—

				Ratios to average net assets							Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Columbia Small Cap Value Portfolio
Class ADV
06-30-09	—	6.72	(0.88)	1.45	1.45	†	1.44	†	0.87	†	348	47
12-31-08	0.10	6.78	(34.22)	1.41	1.41	†	1.38	†	1.03	†	444	73
12-31-07	0.02	10.41	2.73	1.38	1.38		1.35		0.50		330	50
12-29-06(4)-12-31-06	—	10.15	—	1.49	1.49		1.46		(1.46)		1	48
Class I
06-30-09	—	6.81	(0.58)	0.95	0.95	†	0.94	†	1.38	†	182,534	47
12-31-08	0.10	6.85	(33.93)	0.91	0.91	†	0.88	†	1.63	†	225,673	73
12-31-07	0.02	10.48	3.21	0.88	0.88		0.85		0.94		46,922	50
04-28-06(4)-12-31-06	—	10.17	1.70	0.99	0.99		0.96		0.78		11,698	48
Class S
06-30-09	—	6.77	(0.73)	1.20	1.20	†	1.19	†	1.14	†	160,781	47
12-31-08	0.09	6.82	(34.08)	1.16	1.16	†	1.13	†	1.22	†	150,309	73
12-31-07	0.01	10.44	2.97	1.13	1.13		1.10		0.65		161,301	50
05-01-06(4)-12-31-06	—	10.15	2.01	1.24	1.24		1.21		0.53		76,010	48
Class S2
02-27-09(4)-06-30-09	—	6.72	29.23	1.45	1.35	†	1.34	†	1.16	†	4	47
ING Davis New York Venture Portfolio
Class ADV
06-30-09	—	12.72	5.82	1.40	1.40		1.40		0.64		3,776	14
12-31-08	0.22	12.02	(39.35)	1.40	1.40		1.40		0.41		5,662	20
12-31-07	0.08	20.07	3.91	1.40	1.40		1.40		0.94		10,214	10
12-31-06	1.43	19.39	13.58	1.40	1.40		1.40		0.44		13,203	6
12-31-05	0.00 *	18.46	3.62	1.57	1.57		1.57		(0.18)		11,305	110
12-31-04	—	17.82	8.20	1.60	1.60		1.60		(0.18)		10,195	33
Class I
06-30-09	—	13.07	6.09	0.90	0.90		0.90		1.12		132,261	14
12-31-08	0.34	12.32	(39.06)	0.90	0.90		0.90		0.92		133,936	20
12-31-07	0.15	20.60	4.43	0.90	0.90		0.90		1.49		101,763	10
12-31-06	1.44	19.87	14.19	0.90	0.90		0.90		0.94		59,749	6
12-31-05	0.02	18.79	4.10	1.07	1.07		1.07		0.33		3,108	110
12-31-04	—	18.09	8.71	1.10	1.10		1.10		0.31		3,295	33
Class S
06-30-09	—	12.91	5.99	1.15	1.15		1.15		0.88		242,484	14
12-31-08	0.30	12.18	(39.22)	1.15	1.15		1.15		0.67		213,686	20
12-31-07	0.13	20.39	4.16	1.15	1.15		1.15		1.23		231,511	10
12-31-06	1.43	19.70	13.85	1.15	1.15		1.15		0.69		134,821	6
12-31-05	—	18.69	3.89	1.32	1.32		1.32		0.06		41,822	110
12-31-04	—	17.99	8.44	1.35	1.35		1.35		0.02		56,159	33

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital

Year or period ended	($)	($)	($)	($)	($)		($)	($)
ING JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-09	9.24	0.07	0.00 *	0.07	—		—	—
12-31-08	15.50	0.14	(4.90)	(4.76)	0.18		1.32	—
12-31-07	16.03	0.09	0.25	0.34	0.07		0.80	—
12-31-06	13.89	0.07	2.18	2.25	0.00	*	0.11	—
12-31-05	13.84	0.02	1.11	1.13	0.03		1.05	—
12-31-04	11.86	(0.00)*	2.40	2.40	—		0.42	—
Class I
06-30-09	9.33	0.10	0.00 *	0.10	—		—	—
12-31-08	15.77	0.22	(5.00)	(4.78)	0.34		1.32	—
12-31-07	16.26	0.19 •	0.24	0.43	0.12		0.80	—
12-31-06	14.02	0.14	2.21	2.35	0.00	*	0.11	—
12-31-05	13.93	0.08	1.14	1.22	0.08		1.05	—
12-31-04	11.91	0.04	2.44	2.48	0.04		0.42	—
Class S
06-30-09	9.29	0.08	0.01	0.09	—		—	—
12-31-08	15.67	0.16 •	(4.94)	(4.78)	0.28		1.32	—
12-31-07	16.17	0.15	0.24	0.39	0.09		0.80	—
12-31-06	13.98	0.12	2.18	2.30	0.00	*	0.11	—
12-31-05	13.89	0.05	1.13	1.18	0.04		1.05	—
12-31-04	11.89	0.02	2.42	2.44	0.02		0.42	—
Class S2
02-27-09(4)-06-30-09	7.54	0.06	1.72	1.78	—		—	—
ING Legg Mason Partners Aggressive Growth Portfolio
Class ADV
06-30-09	28.37	(0.08)	2.39	2.31	—		—	—
12-31-08	46.88	(0.25)	(18.26)	(18.51)	—		—	—
12-31-07	47.89	(0.29)	(0.72)	(1.01)	—		—	—
12-31-06	43.64	(0.27)•	4.52	4.25	—		—	—
12-31-05	39.35	(0.33)•	4.62	4.29	—		—	—
12-31-04	36.04	(0.12)	3.43	3.31	—		—	—
Class I
06-30-09	29.37	(0.01)	2.49	2.48	—		—	—
12-31-08	48.31	(0.01)	(18.93)	(18.94)	—		—	—
12-31-07	49.10	(0.05)	(0.74)	(0.79)	—		—	—
12-31-06	44.52	(0.02)•	4.60	4.58	—		—	—
12-31-05	39.95	(0.15)	4.72	4.57	—		—	—
12-31-04	36.41	0.03	3.51	3.54	—		—	—
Class S
06-30-09	28.86	(0.05)	2.45	2.40	—		—	—
12-31-08	47.58	(0.11)	(18.61)	(18.72)	—		—	—
12-31-07	48.49	(0.18)	(0.73)	(0.91)	—		—	—
12-31-06	44.08	(0.18)•	4.59	4.41	—		—	—
12-31-05	39.65	(0.23)	4.66	4.43	—		—	—
12-31-04	36.23	(0.01)	3.43	3.42	—		—	—

				Ratios to average net assets							Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-09	—	9.31	0.76	1.50	1.50	†	1.50	†	1.73	†	12,880	19
12-31-08	1.50	9.24	(33.17)	1.50	1.50	†	1.50	†	0.94	†	13,624	58
12-31-07	0.87	15.50	2.06	1.50	1.50		1.50		0.64		24,824	52
12-31-06	0.11	16.03	16.26	1.53	1.53		1.53		0.61		22,123	44
12-31-05	1.08	13.89	8.11	1.60	1.60		1.60		0.20		12,408	52
12-31-04	0.42	13.84	20.31	1.60	1.60		1.60		(0.02)		4,980	45
Class I
06-30-09	—	9.43	1.07	1.00	1.00	†	1.00	†	2.24	†	79,340	19
12-31-08	1.66	9.33	(32.86)	1.00	1.00	†	1.00	†	1.46	†	80,515	58
12-31-07	0.92	15.77	2.61	1.00	1.00		1.00		1.15		145,638	52
12-31-06	0.11	16.26	16.84	1.03	1.03		1.03		1.08		125,602	44
12-31-05	1.13	14.02	8.71	1.10	1.10		1.10		0.67		80,426	52
12-31-04	0.46	13.93	20.88	1.10	1.10		1.10		0.49		55,163	45
Class S
06-30-09	—	9.38	0.97	1.25	1.25	†	1.25	†	2.03	†	95,654	19
12-31-08	1.60	9.29	(33.04)	1.25	1.25	†	1.25	†	1.29	†	78,604	58
12-31-07	0.89	15.67	2.34	1.25	1.25		1.25		0.89		89,851	52
12-31-06	0.11	16.17	16.52	1.28	1.28		1.28		0.81		91,338	44
12-31-05	1.09	13.98	8.49	1.35	1.35		1.35		0.39		78,459	52
12-31-04	0.44	13.89	20.59	1.35	1.35		1.35		0.26		64,420	45
Class S2
02-27-09(4)-06-30-09	—	9.32	23.61	1.50	1.40	†	1.40	†	2.26	†	4	19
ING Legg Mason Partners Aggressive Growth Portfolio
Class ADV
06-30-09	—	30.68	8.14	1.33	1.33	†	1.33	†	(0.57	)†	4,546	1
12-31-08	—	28.37	(39.48)	1.31	1.31	†	1.31	†	(0.54	)†	3,631	4
12-31-07	—	46.88	(2.11)	1.30	1.30		1.30		(0.60)		8,325	5
12-31-06	—	47.89	9.74	1.30	1.30		1.30		(0.59)		8,459	6
12-31-05	—	43.64	10.90 (a)	1.31	1.31		1.31		(0.82)		7,843	10
12-31-04	—	39.35	9.18	1.32	1.32		1.32		(0.45)		3,196	3
Class I
06-30-09	—	31.85	8.44	0.83	0.83	†	0.83	†	(0.05	)†	352,433	1
12-31-08	—	29.37	(39.21)	0.81	0.81	†	0.81	†	(0.03	)†	455,682	4
12-31-07	—	48.31	(1.61)	0.80	0.80		0.80		(0.11)		1,103,033	5
12-31-06	—	49.10	10.29	0.80	0.80		0.80		(0.05)		1,155,244	6
12-31-05	—	44.52	11.44 (a)	0.81	0.81		0.81		(0.33)		531,343	10
12-31-04	—	39.95	9.72	0.82	0.82		0.82		0.06		575,903	3
Class S
06-30-09	—	31.26	8.32	1.08	1.08	†	1.08	†	(0.31	)†	86,472	1
12-31-08	—	28.86	(39.34)	1.06	1.06	†	1.06	†	(0.26	)†	86,511	4
12-31-07	—	47.58	(1.88)	1.05	1.05		1.05		(0.36)		169,485	5
12-31-06	—	48.49	10.00	1.05	1.05		1.05		(0.40)		186,363	6
12-31-05	—	44.08	11.17 (a)	1.06	1.06		1.06		(0.58)		437,476	10
12-31-04	—	39.65	9.44	1.07	1.07		1.07		(0.04)		355,857	3

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)		($)	($)
ING Neuberger Berman Partners Portfolio
Class ADV
06-30-09	5.44	0.01	•	0.95	0.96	—		—	—
12-31-08	11.22	0.00	•*	(5.78)	(5.78)	—		—	—
12-31-07	10.90	(0.02	)•	0.91	0.89	0.03		0.54	—
12-29-06(4)-12-31-06	10.90	(0.00	)*	—	(0.00)*	—		—	—
Class I
06-30-09	5.51	0.02	•	0.97	0.99	—		—	—
12-31-08	11.30	0.06	•	(5.83)	(5.77)	0.02		—	—
12-31-07	10.93	0.04	•	0.90	0.94	0.03		0.54	—
01-19-06(4)-12-31-06	10.20	0.06	•	0.67	0.73	—		—	—
Class S
06-30-09	5.48	0.02		0.96	0.98	—		—	—
12-31-08	11.25	0.05		(5.82)	(5.77)	—		—	—
12-31-07	10.90	0.01	•	0.90	0.91	0.03		0.53	—
01-03-06(4)-12-31-06	10.00	0.04	•	0.86	0.90	—		—	—
ING Oppenheimer Global Portfolio
Class ADV
06-30-09	8.80	0.10	•	0.96	1.06	—		—	—
12-31-08	16.38	0.30		(6.53)	(6.23)	0.23		1.12	—
12-31-07	16.22	0.17	•	0.81	0.98	0.11		0.71	—
12-31-06	13.85	0.07	•	2.33	2.40	0.01		0.02	—
12-31-05	12.50	0.07	•	1.56	1.63	0.04		0.24	—
12-31-04	11.02	0.03		1.57	1.60	0.00	*	0.12	—
Class I
06-30-09	9.07	0.12	•	1.00	1.12	—		—	—
12-31-08	16.87	0.32		(6.67)	(6.35)	0.33		1.12	—
12-31-07	16.68	0.27	•	0.82	1.09	0.19		0.71	—
12-31-06	14.17	0.15	•	2.39	2.54	0.01		0.02	—
12-31-05	12.80	0.14	•	1.60	1.74	0.12		0.25	—
12-31-04	11.23	0.01		1.69	1.70	0.01		0.12	—
Class S
06-30-09	8.82	0.11	•	0.97	1.08	—		—	—
12-31-08	16.46	0.23	•	(6.46)	(6.23)	0.29		1.12	—
12-31-07	16.31	0.23	•	0.80	1.03	0.17		0.71	—
12-31-06	13.90	0.10	•	2.34	2.44	0.01		0.02	—
12-31-05	12.58	0.09	•	1.58	1.67	0.10		0.25	—
12-31-04	11.06	0.02		1.62	1.64	0.00	*	0.12	—
Class S2
02-27-09(4)-06-30-09	7.35	0.10	•	2.41	2.51	—		—	—

				Ratios to average net assets							Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Neuberger Berman Partners Portfolio
Class ADV
06-30-09	—	6.40	17.65	1.29	1.17		1.17		0.20		31	24
12-31-08	—	5.44	(51.52)	1.25	1.17		1.17		0.04		2	63
12-31-07	0.57	11.22	8.40	1.23	1.17		1.17		(0.20)		12	47
12-29-06(4)-12-31-06	—	10.90	—	1.25	1.17		1.17		(1.17)		1	111
Class I
06-30-09	—	6.50	17.97	0.79	0.67		0.67		0.66		32,479	24
12-31-08	0.02	5.51	(51.12)	0.75	0.67		0.67		0.72		187,621	63
12-31-07	0.57	11.30	8.85	0.73	0.67		0.67		0.32		271,555	47
01-19-06(4)-12-31-06	—	10.93	7.16	0.75	0.67		0.67		0.65		232,030	111
Class S
06-30-09	—	6.46	17.88	1.04	0.89		0.89		0.43		68,782	24
12-31-08	—	5.48	(51.29)	1.00	0.89		0.89		0.45		63,348	63
12-31-07	0.56	11.25	8.62	0.98	0.89		0.89		0.10		157,241	47
01-03-06(4)-12-31-06	—	10.90	9.00	1.00	0.92		0.92		0.37		181,499	111
ING Oppenheimer Global Portfolio
Class ADV
06-30-09	—	9.86	12.05	1.16	1.16	†	1.16	†	2.22	†	40,893	8
12-31-08	1.35	8.80	(40.65)	1.16	1.16	†	1.16	†	1.60	†	40,813	12
12-31-07	0.82	16.38	6.04	1.16	1.15		1.15		1.08		99,669	14
12-31-06	0.03	16.22	17.36	1.16	1.15		1.15		0.51		95,286	23
12-31-05	0.28	13.85	13.07	1.16	1.15		1.15		0.60		106,510	53
12-31-04	0.12	12.50	14.71	1.28	1.27		1.27		0.55		127,653	390
Class I
06-30-09	—	10.19	12.35	0.66	0.66	†	0.66	†	2.75	†	1,185,304	8
12-31-08	1.45	9.07	(40.38)	0.66	0.66	†	0.66	†	2.07	†	1,124,127	12
12-31-07	0.90	16.87	6.57	0.66	0.66		0.66		1.57		2,289,589	14
12-31-06	0.03	16.68	17.98	0.66	0.66		0.66		0.96		2,518,662	23
12-31-05	0.37	14.17	13.57	0.66	0.66		0.66		1.05		2,262,201	53
12-31-04	0.13	12.80	15.28	0.77	0.77		0.77		1.11		843,253	390
Class S
06-30-09	—	9.90	12.24	0.91	0.91	†	0.91	†	2.53	†	151,713	8
12-31-08	1.41	8.82	(40.55)	0.91	0.91	†	0.91	†	1.80	†	157,261	12
12-31-07	0.88	16.46	6.35	0.91	0.91		0.91		1.37		232,651	14
12-31-06	0.03	16.31	17.60	0.91	0.91		0.91		0.66		145,060	23
12-31-05	0.35	13.90	13.27	0.91	0.91		0.91		0.71		40,831	53
12-31-04	0.12	12.58	15.01	1.02	1.02		1.02		0.19		19,143	390
Class S2
02-27-09(4)-06-30-09	—	9.86	34.15	1.16	1.06	†	1.06	†	3.22	†	4	8

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Oppenheimer Strategic Income Portfolio
Class ADV
06-30-09	8.84	0.12	•	0.50	0.62	—	—	—
12-31-08	11.12	0.55	•	(2.28)	(1.73)	0.51	0.04	—
12-31-07	10.76	0.59	•	0.28	0.87	0.51	—	—
12-31-06	9.98	0.62	•	0.18	0.80	0.02	—	—
12-31-05	10.11	0.30	•	(0.24)	0.06	0.19	—	—
11-08-04(4)-12-31-04	10.00	0.02		0.11	0.13	0.02	—	—
Class I
06-30-09	8.92	0.13	•	0.51	0.64	—	—	—
12-31-08	11.20	0.54	•	(2.22)	(1.68)	0.56	0.04	—
12-31-07	10.80	0.64	•	0.28	0.92	0.52	—	—
12-31-06	10.00	0.66	•	0.18	0.84	0.04	—	—
12-31-05	10.12	0.35	•	(0.24)	0.11	0.23	—	—
11-08-04(4)-12-31-04	10.00	0.02		0.12	0.14	0.02	—	—
Class S
06-30-09	8.92	0.13		0.50	0.63	—	—	—
12-31-08	11.21	0.48	•	(2.19)	(1.71)	0.54	0.04	—
12-31-07	10.81	0.62	•	0.27	0.89	0.49	—	—
12-31-06	9.99	0.64	•	0.19	0.83	0.01	—	—
12-31-05	10.11	0.32	•	(0.24)	0.08	0.20	—	—
11-08-04(4)-12-31-04	10.00	0.02		0.11	0.13	0.02	—	—
ING PIMCO Total Return Portfolio
Class ADV
06-30-09	10.91	0.28	•	0.34	0.62	—	—	—
12-31-08	11.66	0.46	•	(0.52)	(0.06)	0.52	0.17	—
12-31-07	11.03	0.44	•	0.55	0.99	0.36	—	—
12-31-06	10.81	0.36	•	0.03	0.39	0.17	—	—
12-31-05	10.91	0.28	•	(0.08)	0.20	0.16	0.14	—
12-31-04	10.59	0.09	•	0.34	0.43	—	0.11	—
Class I
06-30-09	11.08	0.31	•	0.35	0.66	—	—	—
12-31-08	11.81	0.53	•	(0.54)	(0.01)	0.55	0.17	—
12-31-07	11.16	0.51	•	0.55	1.06	0.41	—	—
12-31-06	10.92	0.42	•	0.03	0.45	0.21	—	—
12-31-05	11.00	0.34	•	(0.08)	0.26	0.20	0.14	—
12-31-04	10.62	0.16	•	0.33	0.49	—	0.11	—
Class S
06-30-09	11.01	0.30	•	0.34	0.64	—	—	—
12-31-08	11.75	0.49	•	(0.52)	(0.03)	0.54	0.17	—
12-31-07	11.11	0.48	•	0.55	1.03	0.39	—	—
12-31-06	10.87	0.39	•	0.04	0.43	0.19	—	—
12-31-05	10.96	0.30	•	(0.07)	0.23	0.18	0.14	—
12-31-04	10.61	0.14	•	0.32	0.46	—	0.11	—
Class S2
02-27-09(4)-06-30-09	10.55	0.25	•	0.73	0.98	—	—	—

				Ratios to average net assets								Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)		Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)		(%)		(%)		(%)		($000's)	(%)
ING Oppenheimer Strategic Income Portfolio
Class ADV
06-30-09	—	9.46	7.01	1.04		1.00	†	1.00	†	2.64	†	14,860	77
12-31-08	0.55	8.84	(16.38)	1.04		1.00	†	1.00	†	5.19	†	16,393	108
12-31-07	0.51	11.12	8.28	1.04		1.00		1.00		5.41		20,460	104
12-31-06	0.02	10.76	7.99	1.04		1.00		1.00		6.09		9,266	140
12-31-05	0.19	9.98	0.61	1.04		1.00		1.00		2.94		5,082	216
11-08-04(4)-12-31-04	0.02	10.11	1.26	1.06		1.02		1.02		2.15		3,655	145
Class I
06-30-09	—	9.56	7.17	0.54		0.53	†	0.53	†	2.88	†	382,389	77
12-31-08	0.60	8.92	(15.89)	0.54		0.54	†	0.54	†	5.12	†	451,197	108
12-31-07	0.52	11.20	8.76	0.54		0.54		0.54		5.80		415,035	104
12-31-06	0.04	10.80	8.42	0.54		0.54		0.54		6.39		359,888	140
12-31-05	0.23	10.00	1.09	0.54		0.54		0.54		3.50		302,941	216
11-08-04(4)-12-31-04	0.02	10.12	1.39	0.52		0.52		0.52		2.56		103,283	145
Class S
06-30-09	—	9.55	7.06	0.79		0.75	†	0.75	†	2.91	†	92,391	77
12-31-08	0.58	8.92	(16.10)	0.79		0.75	†	0.75	†	4.53	†	88,592	108
12-31-07	0.49	11.21	8.50	0.79		0.75		0.75		5.61		83,977	104
12-31-06	0.01	10.81	8.33	0.79		0.75		0.75		6.20		56,054	140
12-31-05	0.20	9.99	0.84	0.79		0.75		0.75		3.14		60,478	216
11-08-04(4)-12-31-04	0.02	10.11	1.27	0.81		0.77		0.77		2.40		60,836	145
ING PIMCO Total Return Portfolio
Class ADV
06-30-09	—	11.53	5.68	1.14		1.13		1.13		5.14		57,190	389
12-31-08	0.69	10.91	(0.54)	1.16		1.15		1.15		4.04		44,599	872
12-31-07	0.36	11.66	9.25	1.21	(b)	1.21	(b)	1.21	(b)	3.98	(b)	33,445	863
12-31-06	0.17	11.03	3.71	1.27	(b)	1.27	(b)	1.27	(b)	3.36	(b)	25,603	826
12-31-05	0.30	10.81	1.80	1.35		1.35		1.35		2.54		23,018	926
12-31-04	0.11	10.91	4.06	1.35		1.35		1.35		0.81		14,827	377
Class I
06-30-09	—	11.74	5.96	0.64		0.63		0.63		5.60		309,375	389
12-31-08	0.72	11.08	(0.04)	0.66		0.65		0.65		4.55		265,311	872
12-31-07	0.41	11.81	9.79	0.71	(b)	0.71	(b)	0.71	(b)	4.49	(b)	320,725	863
12-31-06	0.21	11.16	4.21	0.77	(b)	0.77	(b)	0.77	(b)	3.86	(b)	213,734	826
12-31-05	0.34	10.92	2.36	0.85		0.85		0.85		3.07		176,607	926
12-31-04	0.11	11.00	4.61	0.85		0.85		0.85		1.51		78,521	377
Class S
06-30-09	—	11.65	5.81	0.89		0.88		0.88		5.47		262,712	389
12-31-08	0.71	11.01	(0.28)	0.91		0.90		0.90		4.30		192,259	872
12-31-07	0.39	11.75	9.51	0.96	(b)	0.96	(b)	0.96	(b)	4.23	(b)	122,274	863
12-31-06	0.19	11.11	4.00	1.02	(b)	1.02	(b)	1.02	(b)	3.61	(b)	93,487	826
12-31-05	0.32	10.87	2.08	1.10		1.10		1.10		2.73		83,782	926
12-31-04	0.11	10.96	4.33	1.10		1.10		1.10		1.32		88,424	377
Class S2
02-27-09(4)-06-30-09	—	11.53	9.29	1.14		1.03		1.03		6.75		3	389

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Pioneer High Yield Portfolio
Class ADV
06-30-09	6.51	0.34	•	1.65	1.99	0.35	—	—
12-31-08	10.23	0.66		(3.50)	(2.84)	0.65	0.23	—
12-31-07	10.22	0.54	•	0.01	0.55	0.54	—	—
01-20-06(4)-12-31-06	9.99	0.47	•	0.30	0.77	0.51	0.03	—
Class I
06-30-09	6.52	0.36	•	1.66	2.02	0.37	—	—
12-31-08	10.25	0.74	•	(3.54)	(2.80)	0.70	0.23	—
12-31-07	10.22	0.59	•	0.03	0.62	0.59	—	—
01-03-06(4)-12-31-06	10.00	0.57	•	0.23	0.80	0.55	0.03	—
Class S
06-30-09	6.52	0.35	•	1.66	2.01	0.36	—	—
12-31-08	10.25	0.67	•	(3.49)	(2.82)	0.68	0.23	—
12-31-07	10.22	0.57	•	0.03	0.60	0.57	—	—
01-20-06(4)-12-31-06	9.99	0.54	•	0.24	0.78	0.52	0.03	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-09	4.44	(0.00	)*	0.74	0.74	—	—	—
12-31-08	9.22	(0.02)		(3.48)	(3.50)	—	1.28	—
12-31-07	8.99	(0.03)		1.14	1.11	—	0.88	—
12-31-06	8.47	(0.03)		0.74	0.71	—	0.19	—
12-31-05	7.94	(0.05)		0.72	0.67	—	0.14	—
12-31-04	7.33	(0.10)		0.71	0.61	—	—	—
Class I
06-30-09	4.60	0.01		0.77	0.78	—	—	—
12-31-08	9.52	0.02		(3.63)	(3.61)	0.03	1.28	—
12-31-07	9.22	0.02		1.18	1.20	0.02	0.88	—
12-31-06	8.65	0.02		0.74	0.76	—	0.19	—
12-31-05	8.06	(0.00	)*	0.73	0.73	—	0.14	—
12-31-04	7.40	(0.00	)*	0.66	0.66	—	—	—
Class S
06-30-09	4.53	0.00	*	0.76	0.76	—	—	—
12-31-08	9.37	(0.00	)*	(3.56)	(3.56)	0.00 *	1.28	—
12-31-07	9.10	(0.01)		1.16	1.15	—	0.88	—
12-31-06	8.55	(0.01)		0.75	0.74	—	0.19	—
12-31-05	7.99	(0.03)		0.73	0.70	—	0.14	—
12-31-04	7.36	(0.07)		0.70	0.63	—	—	—
Class S2
02-27-09(4)-06-30-09	3.94	0.00	*	1.23	1.23	—	—	—

					Ratios to average net assets						Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)		(%)	(%)		(%)		(%)	($000's)	(%)
ING Pioneer High Yield Portfolio
Class ADV
06-30-09	0.35	8.15	31.54		1.27	1.21	†	1.20	†	9.76 †	1,727	30
12-31-08	0.88	6.51	(29.60	)(c)	1.24	1.23	†	1.23	†	7.25 †	773	38
12-31-07	0.54	10.23	5.43		1.28	1.27		1.27		5.22	1,018	68
01-20-06(4)-12-31-06	0.54	10.22	7.98		1.30	1.23		1.23		4.97	510	20
Class I
06-30-09	0.37	8.17	32.00		0.77	0.71	†	0.70	†	10.55 †	157,683	30
12-31-08	0.93	6.52	(29.27	)(c)	0.74	0.73	†	0.72	†	8.82 †	279,168	38
12-31-07	0.59	10.25	6.15		0.78	0.77		0.77		5.67	105,105	68
01-03-06(4)-12-31-06	0.58	10.22	8.24		0.80	0.73		0.73		5.70	119,959	20
Class S
06-30-09	0.36	8.17	31.86		1.02	0.96	†	0.95	†	10.09 †	3,282	30
12-31-08	0.91	6.52	(29.45	)(c)	0.99	0.98	†	0.98	†	7.32 †	2,170	38
12-31-07	0.57	10.25	5.89		1.03	1.02		1.02		5.43	5,899	68
01-20-06(4)-12-31-06	0.55	10.22	8.01		1.05	0.98		0.98		5.43	8,280	20
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-09	—	5.18	16.67		1.16	1.16		1.16		(0.03)	17,466	10
12-31-08	1.28	4.44	(43.35)		1.16	1.16		1.16		(0.25)	15,401	28
12-31-07	0.88	9.22	12.71		1.16	1.15		1.15		(0.31)	40,695	31
12-31-06	0.19	8.99	8.70		1.16	1.15		1.15		(0.23)	48,165	37
12-31-05	0.14	8.47	8.64		1.16	1.15		1.15		(0.54)	69,686	94
12-31-04	—	7.94	8.32		1.47	1.46		1.46		(1.13)	80,813	441
Class I
06-30-09	—	5.38	16.96		0.66	0.66		0.66		0.47	548,130	10
12-31-08	1.31	4.60	(43.15)		0.66	0.66		0.66		0.26	487,968	28
12-31-07	0.90	9.52	13.39		0.66	0.66		0.66		0.18	995,471	31
12-31-06	0.19	9.22	9.10		0.66	0.66		0.66		0.19	1,067,515	37
12-31-05	0.14	8.65	9.26		0.66	0.66		0.66		(0.04)	1,131,231	94
12-31-04	—	8.06	8.92		0.96	0.96		0.96		(0.06)	474,397	441
Class S
06-30-09	—	5.29	16.78		0.91	0.91		0.91		0.22	13,883	10
12-31-08	1.28	4.53	(43.27)		0.91	0.91		0.91		0.03	9,009	28
12-31-07	0.88	9.37	13.01		0.91	0.91		0.91		(0.07)	13,319	31
12-31-06	0.19	9.10	8.97		0.91	0.91		0.91		(0.07)	10,100	37
12-31-05	0.14	8.55	8.96		0.91	0.91		0.91		(0.30)	21,871	94
12-31-04	—	7.99	8.56		1.21	1.21		1.21		(0.88)	29,155	441
Class S2
02-27-09(4)-06-30-09	—	5.17	31.22		1.16	1.06		1.06		0.11	4	10

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-09	32.31	(0.02)		4.81	4.79	—	—	—
12-31-08	60.78	(0.04	)•	(24.38)	(24.42)	0.08	3.92	0.05
12-31-07	58.37	0.03	•	5.34	5.37	0.03	2.93	—
12-31-06	51.87	0.05		6.54	6.59	—	0.09	—
12-31-05	49.14	(0.06	)•	2.84	2.78	—	0.05	—
12-31-04	44.89	0.11		4.14	4.25	—	—	—
Class I
06-30-09	32.68	0.06		4.87	4.93	—	—	—
12-31-08	61.89	0.26		(24.86)	(24.60)	0.64	3.92	0.05
12-31-07	59.36	0.32		5.45	5.77	0.31	2.93	—
12-31-06	52.62	0.33	•	6.64	6.97	0.14	0.09	—
12-31-05	49.81	0.19	•	2.87	3.06	0.25	—	—
12-31-04	45.35	0.29		4.24	4.53	0.07	—	—
Class S
06-30-09	32.45	0.02		4.83	4.85	—	—	—
12-31-08	61.35	0.07	•	(24.56)	(24.49)	0.44	3.92	0.05
12-31-07	58.85	0.15	•	5.41	5.56	0.13	2.93	—
12-31-06	52.16	0.28	•	6.50	6.78	—	0.09	—
12-31-05	49.48	0.06	•	2.85	2.91	—	0.23	—
12-31-04	45.12	0.22		4.16	4.38	—	0.02	—
Class S2
02-27-09(4)-06-30-09	29.76	0.01		7.34	7.35	—	—	—
ING Templeton Foreign Equity Portfolio
Class ADV
06-30-09	7.84	0.13		0.47	0.60	—	—	—
12-31-08	13.65	0.23	•	(5.81)	(5.58)	0.23	—	—
12-31-07	12.03	0.18	•	1.68	1.86	0.13	0.11	—
12-20-06(4)-12-31-06	12.09	0.00	*	0.08	0.08	0.13	0.01	—
Class I
06-30-09	7.83	0.15		0.48	0.63	—	—	—
12-31-08	13.66	0.29	•	(5.85)	(5.56)	0.27	—	—
12-31-07	12.03	0.24	•	1.63	1.87	0.13	0.11	—
01-03-06(4)-12-31-06	10.00	0.27		1.90	2.17	0.13	0.01	—
Class S
06-30-09	7.81	0.13		0.50	0.63	—	—	—
12-31-08	13.63	0.28	•	(5.87)	(5.59)	0.23	—	—
12-31-07	12.01	0.20	•	1.63	1.83	0.10	0.11	—
01-12-06(4)-12-31-06	10.02	0.17	•	1.95	2.12	0.12	0.01	—
Class S2
02-27-09(4)-06-30-09	6.31	0.12		2.03	2.15	—	—	—

				Ratios to average net assets				Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-09	—	37.10	14.83	1.25	1.25	1.25	(0.12)	57,799	35
12-31-08	4.05	32.31	(42.51)	1.25	1.24	1.24	(0.09)	49,551	54
12-31-07	2.96	60.78	9.36	1.25	1.24	1.24	0.05	103,588	58
12-31-06	0.09	58.37	12.73	1.25	1.25	1.25	0.11	105,821	43
12-31-05	0.05	51.87	5.66	1.25	1.25	1.25	(0.12)	86,781	41
12-31-04	—	49.14	9.47	1.25	1.25	1.25	0.19	78,870	39
Class I
06-30-09	—	37.61	15.09	0.75	0.75	0.75	0.37	755,312	35
12-31-08	4.61	32.68	(42.21)	0.75	0.74	0.74	0.42	745,790	54
12-31-07	3.24	61.89	9.91	0.75	0.74	0.74	0.55	1,442,336	58
12-31-06	0.23	59.36	13.30	0.75	0.75	0.75	0.60	1,271,481	43
12-31-05	0.25	52.62	6.17	0.75	0.75	0.75	0.38	898,102	41
12-31-04	0.07	49.81	10.02	0.75	0.75	0.75	0.66	830,034	39
Class S
06-30-09	—	37.30	14.95	1.00	1.00	1.00	0.14	100,720	35
12-31-08	4.41	32.45	(42.35)	1.00	0.99	0.99	0.15	69,896	54
12-31-07	3.06	61.35	9.62	1.00	0.99	0.99	0.25	101,503	58
12-31-06	0.09	58.85	13.03	1.00	1.00	1.00	0.51	37,306	43
12-31-05	0.23	52.16	5.92	1.00	1.00	1.00	0.12	163,188	41
12-31-04	0.02	49.48	9.74	1.00	1.00	1.00	0.62	18,642	39
Class S2
02-27-09(4)-06-30-09	—	37.11	24.70	1.25	1.15	1.15	0.07	4	35
ING Templeton Foreign Equity Portfolio
Class ADV
06-30-09	—	8.44	7.65	1.49	1.48	1.48	3.31	9,350	4
12-31-08	0.23	7.84	(40.88)	1.46	1.47	1.47	2.22	9,418	11
12-31-07	0.24	13.65	15.42	1.49	1.48	1.48	1.40	1	20
12-20-06(4)-12-31-06	0.14	12.03	0.66	1.74	1.48	1.48	0.00 *	1	5
Class I
06-30-09	—	8.46	8.05	0.99	0.98	0.98	3.91	436,653	4
12-31-08	0.27	7.83	(40.72)	0.96	0.97	0.97	2.77	405,874	11
12-31-07	0.24	13.66	15.50	0.99	0.98	0.98	1.85	46,781	20
01-03-06(4)-12-31-06	0.14	12.03	21.70	1.24	0.98	0.98	2.53	10,991	5
Class S
06-30-09	—	8.44	8.07	1.24	1.23	1.23	3.63	181,292	4
12-31-08	0.23	7.81	(40.97)	1.21	1.22	1.22	2.56	167,638	11
12-31-07	0.21	13.63	15.23	1.24	1.23	1.23	1.49	131,882	20
01-12-06(4)-12-31-06	0.13	12.01	21.14	1.49	1.23	1.23	1.57	36,200	5
Class S2
02-27-09(4)-06-30-09	—	8.46	34.07	1.49	1.38	1.38	4.89	4	4

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Thornburg Value Portfolio
Class ADV
06-30-09	19.96	0.13	•	3.38	3.51	—	—	—
12-31-08	33.36	0.18		(13.52)	(13.34)	0.06	—	—
12-31-07	31.38	0.18	•	1.93	2.11	0.13	—	—
12-31-06	27.03	0.05	•	4.34	4.39	0.04	—	—
12-31-05	26.86	(0.02	)•	0.29	0.27	0.10	—	—
12-31-04	23.98	0.03	•	2.92	2.95	0.07	—	—
Class I
06-30-09	20.38	0.19	•	3.46	3.65	—	—	—
12-31-08	34.00	0.32	•	(13.79)	(13.47)	0.15	—	—
12-31-07	31.85	0.28		2.02	2.30	0.15	—	—
12-31-06	27.40	0.15	•	4.44	4.59	0.14	—	—
12-31-05	27.20	0.11	•	0.31	0.42	0.22	—	—
12-31-04	24.21	0.24	•	2.86	3.10	0.11	—	—
Class S
06-30-09	20.26	0.16	•	3.44	3.60	—	—	—
12-31-08	33.75	0.30		(13.76)	(13.46)	0.03	—	—
12-31-07	31.68	0.19	•	2.03	2.22	0.15	—	—
12-31-06	27.24	0.36	•	4.14	4.50	0.06	—	—
12-31-05	27.04	0.05	•	0.28	0.33	0.13	—	—
12-31-04	24.09	0.16	•	2.87	3.03	0.08	—	—
ING UBS U.S. Large Cap Equity Portfolio
Class ADV
06-30-09	6.12	0.02		0.33	0.35	—	—	—
12-31-08	10.40	0.08		(4.23)	(4.15)	0.13	—	—
12-31-07	10.40	0.06	•	0.01	0.07	0.07	—	—
12-31-06	9.19	0.06	•	1.22	1.28	0.07	—	—
12-31-05	8.52	0.03	•	0.70	0.73	0.06	—	—
12-31-04	7.49	0.05		1.01	1.06	0.03	—	—
Class I
06-30-09	6.20	0.04	•	0.33	0.37	—	—	—
12-31-08	10.61	0.13	•	(4.32)	(4.19)	0.22	—	—
12-31-07	10.56	0.11		0.02	0.13	0.08	—	—
12-31-06	9.30	0.09		1.25	1.34	0.08	—	—
12-31-05	8.58	0.08	•	0.72	0.80	0.08	—	—
12-31-04	7.54	0.10		1.00	1.10	0.06	—	—
Class S
06-30-09	6.15	0.03		0.33	0.36	—	—	—
12-31-08	10.48	0.10	•	(4.27)	(4.17)	0.16	—	—
12-31-07	10.45	0.08	•	0.02	0.10	0.07	—	—
12-31-06	9.21	0.08	•	1.23	1.31	0.07	—	—
12-31-05	8.52	0.06	•	0.70	0.76	0.07	—	—
12-31-04	7.49	0.09		1.00	1.09	0.06	—	—

				Ratios to average net assets							Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Thornburg Value Portfolio
Class ADV
06-30-09	—	23.47	17.59	1.40	1.40	†	1.40	†	1.34	†	2,896	58
12-31-08	0.06	19.96	(40.04)	1.40	1.40	†	1.40	†	0.53	†	2,281	77
12-31-07	0.13	33.36	6.73	1.40	1.40		1.40		0.54		4,196	88
12-31-06	0.04	31.38	16.26	1.40	1.40		1.40		0.18		673	171
12-31-05	0.10	27.03	1.03	1.40	1.40		1.40		(0.08)		214	95
12-31-04	0.07	26.86	12.36	1.40	1.40		1.40		0.27		267	74
Class I
06-30-09	—	24.03	17.91	0.90	0.90	†	0.90	†	1.85	†	282,447	58
12-31-08	0.15	20.38	(39.75)	0.90	0.90	†	0.90	†	1.16	†	256,369	77
12-31-07	0.15	34.00	7.24	0.90	0.90		0.90		0.92		216,408	88
12-31-06	0.14	31.85	16.84	0.90	0.90		0.90		0.51		186,115	171
12-31-05	0.22	27.40	1.56	0.90	0.90		0.90		0.43		191,985	95
12-31-04	0.11	27.20	12.88	0.90	0.90		0.90		0.85		234,606	74
Class S
06-30-09	—	23.86	17.77	1.15	1.15	†	1.15	†	1.59	†	7,409	58
12-31-08	0.03	20.26	(39.90)	1.15	1.15	†	1.15	†	0.78	†	6,604	77
12-31-07	0.15	33.75	7.00	1.15	1.15		1.15		0.56		13,719	88
12-31-06	0.06	31.68	16.57	1.15	1.15		1.15		1.19		6,795	171
12-31-05	0.13	27.24	1.25	1.15	1.15		1.15		0.18		277	95
12-31-04	0.08	27.04	12.63	1.15	1.15		1.15		0.62		445	74
ING UBS U.S. Large Cap Equity Portfolio
Class ADV
06-30-09	—	6.47	5.72	1.35	1.35	†	1.32	†	0.73	†	5,955	46
12-31-08	0.13	6.12	(40.07)	1.35	1.35	†	1.33	†	0.92	†	6,041	65
12-31-07	0.07	10.40	0.65	1.35	1.35		1.34		0.52		10,494	48
12-31-06	0.07	10.40	14.05	1.35	1.35		1.34		0.58		4,033	39
12-31-05	0.06	9.19	8.67	1.35	1.35		1.35		0.37		426	51
12-31-04	0.03	8.52	14.21	1.35	1.35		1.35		0.73		48	140
Class I
06-30-09	—	6.57	5.97	0.85	0.85	†	0.82	†	1.24	†	130,378	46
12-31-08	0.22	6.20	(39.76)	0.85	0.85	†	0.83	†	1.43	†	235,657	65
12-31-07	0.08	10.61	1.18	0.85	0.85		0.84		1.02		365,084	48
12-31-06	0.08	10.56	14.51	0.85	0.85		0.84		0.99		355,204	39
12-31-05	0.08	9.30	9.38	0.85	0.85		0.85		0.92		270,692	51
12-31-04	0.06	8.58	14.76	0.85	0.85		0.85		1.22		267,249	140
Class S
06-30-09	—	6.51	5.85	1.10	1.10	†	1.07	†	0.97	†	17,477	46
12-31-08	0.16	6.15	(40.00)	1.10	1.10	†	1.08	†	1.13	†	19,357	65
12-31-07	0.07	10.48	0.93	1.10	1.10		1.09		0.75		45,303	48
12-31-06	0.07	10.45	14.32	1.10	1.10		1.09		0.79		28,207	39
12-31-05	0.07	9.21	8.99	1.10	1.10		1.10		0.64		9,667	51
12-31-04	0.06	8.52	14.59	1.10	1.10		1.10		1.06		2,356	140

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Van Kampen Comstock Portfolio
Class ADV
06-30-09	7.09	0.05		0.16	0.21	—	—	—
12-31-08	12.34	0.17	•	(4.47)	(4.30)	0.30	0.65	—
12-31-07	13.17	0.17	•	(0.48)	(0.31)	0.16	0.36	—
12-31-06	12.08	0.18	•	1.62	1.80	0.09	0.62	—
12-31-05	12.22	0.13	•	0.24	0.37	0.04	0.47	—
12-31-04	10.55	0.08		1.64	1.72	—	0.05	—
Class I
06-30-09	7.12	0.07	•	0.16	0.23	—	—	—
12-31-08	12.55	0.23		(4.55)	(4.32)	0.46	0.65	—
12-31-07	13.37	0.24		(0.49)	(0.25)	0.21	0.36	—
12-31-06	12.22	0.24	•	1.66	1.90	0.13	0.62	—
12-31-05	12.33	0.19	•	0.24	0.43	0.08	0.46	—
12-31-04	10.60	0.12		1.66	1.78	—	0.05	—
Class S
06-30-09	7.12	0.06		0.16	0.22	—	—	—
12-31-08	12.49	0.21		(4.53)	(4.32)	0.40	0.65	—
12-31-07	13.30	0.21		(0.49)	(0.28)	0.17	0.36	—
12-31-06	12.16	0.21	•	1.64	1.85	0.09	0.62	—
12-31-05	12.29	0.16	•	0.24	0.40	0.07	0.46	—
12-31-04	10.58	0.09		1.67	1.76	—	0.05	—
ING Van Kampen Equity and Income Portfolio
Class ADV
06-30-09	25.44	0.26		0.17	0.43	—	—	—
12-31-08	37.09	0.71	•	(9.08)	(8.37)	1.37	1.91	—
12-31-07	37.82	0.74	•	0.41	1.15	0.78	1.10	—
12-31-06	35.55	0.72	•	3.43	4.15	0.59	1.29	—
12-31-05	33.11	0.53	•	1.95	2.48	0.01	0.03	—
12-31-04	30.07	0.15		2.96	3.11	0.07	—	—
Class I
06-30-09	25.75	0.34		0.16	0.50	—	—	—
12-31-08	37.76	1.03		(9.38)	(8.35)	1.75	1.91	—
12-31-07	38.47	0.95	•	0.41	1.36	0.97	1.10	—
12-31-06	36.09	0.92	•	3.48	4.40	0.73	1.29	—
12-31-05	33.47	0.73	•	1.95	2.68	0.03	0.03	—
12-31-04	30.35	0.14		3.15	3.29	0.17	—	—
Class S
06-30-09	25.58	0.29		0.18	0.47	—	—	—
12-31-08	37.50	0.79	•	(9.16)	(8.37)	1.64	1.91	—
12-31-07	38.24	0.83	•	0.42	1.25	0.89	1.10	—
12-31-06	35.93	0.82	•	3.47	4.29	0.69	1.29	—
12-31-05	33.37	0.63	•	1.96	2.59	—	0.03	—
12-31-04	30.27	0.17		3.03	3.20	0.10	—	—
Class S2
02-27-09(4)-06-30-09	22.18	0.18	•	3.53	3.71	—	—	—

				Ratios to average net assets				Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Van Kampen Comstock Portfolio
Class ADV
06-30-09	—	7.30	2.96	1.35	1.31	1.31	1.56	14,160	13
12-31-08	0.95	7.09	(36.64)	1.35	1.31	1.31	1.66	13,778	47
12-31-07	0.52	12.34	(2.51)	1.35	1.34	1.34	1.27	40,111	26
12-31-06	0.71	13.17	15.57	1.38	1.34	1.34	1.42	37,431	27
12-31-05	0.51	12.08	3.20	1.45	1.37	1.37	1.06	25,455	27
12-31-04	0.05	12.22	16.41	1.40	1.40	1.40	0.86	12,569	30
Class I
06-30-09	—	7.35	3.23	0.85	0.81	0.81	2.11	273,366	13
12-31-08	1.11	7.12	(36.36)	0.85	0.81	0.81	2.20	357,863	47
12-31-07	0.57	12.55	(2.04)	0.85	0.84	0.84	1.78	608,951	26
12-31-06	0.75	13.37	16.19	0.88	0.84	0.84	1.91	634,470	27
12-31-05	0.54	12.22	3.74	0.95	0.87	0.87	1.57	133,987	27
12-31-04	0.05	12.33	16.90	0.90	0.90	0.90	1.40	70,308	30
Class S
06-30-09	—	7.34	3.09	1.10	1.06	1.06	1.81	197,641	13
12-31-08	1.05	7.12	(36.48)	1.10	1.06	1.06	1.95	197,126	47
12-31-07	0.53	12.49	(2.28)	1.10	1.09	1.09	1.52	342,155	26
12-31-06	0.71	13.30	15.86	1.13	1.09	1.09	1.67	358,431	27
12-31-05	0.53	12.16	3.47	1.20	1.12	1.12	1.31	537,092	27
12-31-04	0.05	12.29	16.74	1.15	1.15	1.15	1.15	317,797	30
ING Van Kampen Equity and Income Portfolio
Class ADV
06-30-09	—	25.87	1.69	1.10	1.10	1.10	2.16	10,243	38
12-31-08	3.28	25.44	(23.76)	1.07	1.07	1.07	2.21	10,334	111
12-31-07	1.88	37.09	3.06	1.07	1.07	1.07	1.92	14,242	89
12-31-06	1.88	37.82	12.12	1.07	1.07	1.07	1.98	18,385	57
12-31-05	0.04	35.55	7.49	1.07	1.07	1.07	1.56	14,307	125
12-31-04	0.07	33.11	10.32	1.24	1.24	1.24	1.29	8,611	797
Class I
06-30-09	—	26.25	1.94	0.60	0.60	0.60	2.66	498,972	38
12-31-08	3.66	25.75	(23.38)	0.57	0.57	0.57	2.70	516,378	111
12-31-07	2.07	37.76	3.56	0.57	0.57	0.57	2.42	811,810	89
12-31-06	2.02	38.47	12.67	0.57	0.57	0.57	2.49	925,305	57
12-31-05	0.06	36.09	8.02	0.57	0.57	0.57	2.10	847,997	125
12-31-04	0.17	33.47	10.86	0.74	0.74	0.74	1.88	551,489	797
Class S
06-30-09	—	26.05	1.84	0.85	0.85	0.85	2.41	198,301	38
12-31-08	3.55	25.58	(23.56)	0.82	0.82	0.82	2.49	193,142	111
12-31-07	1.99	37.50	3.29	0.82	0.82	0.82	2.16	133,013	89
12-31-06	1.98	38.24	12.40	0.82	0.82	0.82	2.25	88,409	57
12-31-05	0.03	35.93	7.77	0.82	0.82	0.82	1.84	59,793	125
12-31-04	0.10	33.37	10.62	0.99	0.99	0.99	0.99	34,477	797
Class S2
02-27-09(4)-06-30-09	—	25.89	16.73	1.10	1.00	1.00	2.17	4	38

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Commencement of operations.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005).

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

††  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has more than 0.005% impact on the expense ratio and net investment income or loss ratio.

(a)  In 2005, there was no impact on total return from the gain realized on the disposal of investments made in violation of the Portfolio's investment restrictions.

(b)  Includes impact of interest expense on inverse floaters.

(c)  There was no impact on total return by the affiliate payment in Note 18.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act" or "Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series (each, a "Portfolio" and collectively, the "Portfolios"), each of which has its own investment objective, policies and restrictions. The Company serves as an investment option in underlying variable insurance products offered by Directed Services LLC ("DSL" or the "Investment Adviser").

The Company currently consists of thirty-six Portfolios of which twenty diversified Portfolios. The Portfolios are: ING American Century Large Company Value Portfolio ("American Century Large Company Value"), ING American Century Small-Mid Cap Value Portfolio ("American Century Small-Mid Cap Value"), ING Baron Asset Portfolio ("Baron Asset"), ING Baron Small Cap Growth Portfolio ("Baron Small Cap Growth"), ING Columbia Small Cap Value Portfolio ("Columbia Small Cap Value"), formerly, ING Columbia Small Cap Value II Portfolio, ING Davis New York Venture Portfolio ("Davis New York Venture"), ING JPMorgan Mid Cap Value Portfolio ("JPMorgan Mid Cap Value"), ING Legg Mason Partners Aggressive Growth Portfolio ("Legg Mason Partners Aggressive Growth"), ING Neuberger Berman Partners Portfolio ("Neuberger Berman Partners"), ING Oppenheimer Global Portfolio ("Oppenheimer Global"), ING Oppenheimer Strategic Income Portfolio ("Oppenheimer Strategic Income"), ING PIMCO Total Return Portfolio ("PIMCO Total Return"), ING Pioneer High Yield Portfolio ("Pioneer High Yield"), ING T. Rowe Price Diversified Mid Cap Growth Portfolio ("T. Rowe Price Diversified Mid Cap Growth"), ING T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"), ING Templeton Foreign Equity Portfolio ("Templeton Foreign Equity"), ING Thornburg Value Portfolio ("Thornburg Value"), ING UBS U.S. Large Cap Equity Portfolio ("UBS U.S. Large Cap Equity"), ING Van Kampen Comstock Portfolio ("Van Kampen Comstock"), and ING Van Kampen Equity and Income Portfolio ("Van Kampen Equity and Income").

The following is a brief description of each Portfolio's investment objective:

• American Century Large Company Value seeks long-term capital growth, with income as a secondary objective;

• American Century Small-Mid Cap Value seeks long-term capital growth, with income as a secondary objective;

• Baron Asset seeks capital appreciation;

• Baron Small Cap Growth seeks capital appreciation;

• Columbia Small Cap Value seeks long-term growth of capital;

• Davis New York Venture seeks long-term growth of capital;

• JPMorgan Mid Cap Value seeks growth from capital appreciation;

• Legg Mason Partners Aggressive Growth seeks long-term growth of capital;

• Neuberger Berman Partners seeks capital growth;

• Oppenheimer Global seeks capital appreciation;

• Oppenheimer Strategic Income seeks a high level of current income principally derived from interest on debt securities;

• PIMCO Total Return seeks maximum total return, consistent with capital preservation and prudent investment management;

• Pioneer High Yield seeks to maximize total return through income and capital appreciation;

• T. Rowe Price Diversified Mid Cap Growth seeks long-term capital appreciation;

• T. Rowe Price Growth Equity seeks long-term capital growth, and secondarily, increasing dividend income;

• Templeton Foreign Equity seeks long-term capital growth;

• Thornburg Value seeks capital appreciation;

• UBS U.S. Large Cap Equity seeks long-term growth of capital and future income;

• Van Kampen Comstock seeks capital growth and income; and

• Van Kampen Equity and Income seeks total return, consisting of long-term capital appreciation and current income.

The Company offers four classes of shares, referred to as Adviser Class (Class "ADV"), Initial Class (Class "I"), Service Class (Class "S") and Service 2 Class (Class "S2") however, not all Portfolios currently offer all classes. The classes differ principally in applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fee, if applicable. Class I shares are intended for distribution networks including non-qualified annuity and life insurance contracts and qualified retirement plans offered through an annuity contract, as well as qualified retirement plans offered through a custodial account where the sale is made on a direct basis without the involvement of a financial intermediary or where the qualified retirement plan has assets of $50 million or more. Class S, Class ADV and Class S2 shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Shareholders of the Class I shares of each Portfolio will generally be entitled to exchange those shares at net asset value ("NAV") for Class I shares of other Portfolios that offer Class I shares. Shareholders of the Class ADV shares of each Portfolio will generally be entitled to exchange those shares at NAV for Class ADV shares of other Portfolios that offer Class ADV shares. Shareholders of the Class ADV shares continue to be subject to the Rule 12b-1 Plan fee applicable to Class ADV shares after the exchange. Shareholders of Class S shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Class S shares of other Portfolios that offer Class S shares. Each Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, and to certain investment advisers and their affiliates.

DSL, a Delaware limited liability company, serves as the investment adviser to the Portfolios. ING Funds Distributor, LLC ("IFD" or the "Distributor") serves as the principal underwriter to the Portfolios. DSL and IFD are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank's core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep's Debt/Equity ratio.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Directors ("Board"), in accordance with methods that are

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values, as defined by the Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV. Investments in securities maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates market value.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios' investments under these levels of classification is included following the Portfolios of Investments. For the six months ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

Effective for fiscal years and interim periods ending after November 15, 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161." The amendments to FAS 133 require enhanced

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

disclosure regarding credit derivatives sold, including (1) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (2) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (3) the fair value of the credit derivative, and (4) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the FSP and incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. All changes to disclosures have been made in accordance with SFAS 161 and have been incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Risk Exposures and the use of Derivative Instruments. The Portfolios' investment objectives permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner,

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within the Portfolios' International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements. These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by a Portfolio and the counterparty. The ISDA Master Agreements maintains provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on swaps, OTC derivatives and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. As of June 30, 2009, PIMCO Total Return received $2,509,000 principal value in U.S. Treasury Bills and $4,340,000 in cash collateral for swaps, when-issued or delayed-delivery securities and forward foreign currency contracts. Cash collateral received may be invested in accordance with the Portfolio's investment strategy. Collateral received as securities cannot be repledged.

E.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

For the six months ended June 30, 2009, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios uses forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

For the six months ended June 30, 2009, the total amount of all open forward foreign currency contracts as presented following each respective Portfolio of Investments is indicative of the volume of this derivative type.

F.  Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

As of June 30, 2009, both Oppenheimer Strategic Income and PIMCO Total Return have posted $4,350,000 and $2,172,600 principal value in U.S. Treasury Bills with their respective brokers for open futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2009, certain Portfolios purchased futures contracts on various equity indexes, bonds, and notes to increase exposure to equity and interest rate risk. Certain Portfolios also purchased or sold futures contracts on various bonds and notes to increase or decrease exposure to interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios securities.

Each Portfolio invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, and overall risk profile as described in the accompanying Notes to Financial Statements. For the six months ended June 30, 2009, the total number of open futures contracts as presented following each respective Portfolio of Investments is indicative of the volume of this derivative type.

G.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

H.  Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

I.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

J.  Securities Lending. Each Portfolio has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.  Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

L.  When-Issued and Delayed-Delivery Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

M.  Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

Certain Portfolios have purchased put options to increase exposure to both foreign exchange and interest rate risk.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Certain Portfolios have written put options to decrease exposure to both foreign exchange and interest rate risk.

The Portfolio invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, and overall risk profile as described in the accompanying Notes to Financial Statements. For the six months ended June 30, 2009, the total number of open option contracts included in the Portfolio of Investments for purchased put options and following each respective Portfolio of Investments for written put options is indicative of the volume of this derivative type.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio's Statements of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a

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Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2009, for which a Portfolio is seller of protection are disclosed in each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities

For the six months ended June 30, 2009, certain Portfolios have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2009, certain Portfolios have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market and to hedge against anticipated potential credit events.

Each Portfolio invests in derivatives only if the expected risks and rewards are consistent with their investment objectives, and overall risk profile as described in the accompanying Notes to Financial Statements. For the six months ended June 30, 2009, the total notional amount of all open credit default swap positions as presented following each respective Portfolio of Investments is indicative of the volume of this derivative type.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2009, certain Portfolios have entered into interest rate swaps in order to decrease exposure to interest rate risk. Since the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into these swap agreements to help hedge against this risk and to maintain its ability to generate income at prevailing market rates.

The Portfolio invests in derivatives only if the expected risks and rewards are consistent with their investment objectives, and overall risk profile as described in the accompanying Notes to Financial Statements. For the six months ended June 30, 2009, the total notional amount of all open interest rate swap positions as presented following the respective Portfolio of Investments is indicative of the volume of this derivative type.

Total Return Swap Contracts. A total return swap involves the agreement between counterparties to exchange periodic payments based on an asset (such as a basket of securities) or non-asset (such as an index) reference. The periodic payments or cash flows, are usually based on the non-asset reference versus the total return or the asset-based reference. The asset-based reference generally includes unrealized appreciation or depreciation and to the extent that the total return falls short of or exceeds the non-asset reference, a Portfolio will make or receive a payment to the counterparty. Risks of total return swaps include credit, liquidity and market risks.

Certain Portfolios have entered into total return swap contracts which are exposed to the market risk factor of the specific underlying financial instrument, or instruments. As of June 30, 2009, certain Portfolios have entered into total return swaps on various equity indexes to increase exposure to equity risk.

Currency Swaps. A currency swap involves the agreement between counterparties to exchange two different currencies at contract inception at the prevailing spot rate, and to reverse the exchange at a later agreed upon termination date. The currency exchange at termination may take place at the original exchange rate, an agreed upon exchange rate or the prevailing spot rate on the date of termination. The contract may also include periodic interest payments based on a specified interest rate. Risks related to currency swaps include, but are not limited to, credit, liquidity, market, and exchange rate fluctuations.

Certain Portfolios are party to International Swap Dealers Association, Inc. Master Agreements ("ISDA Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Portfolios and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

P.  Structured Products. Certain Portfolios invest in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be 'structured' by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured product.

Q.  Event-Linked Bonds. Oppenheimer Strategic Income invests in event-linked bonds, which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the specific trigger event occurs prior to

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

maturity of the event-linked bond, the Portfolio may lose all or a portion of its principal in addition to interest otherwise due from the bond. Event-linked bonds may expose the Portfolio to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Portfolio records the net change in the market value of the bonds on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. The Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the event-linked bond.

R.  Sale Commitments. Sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, a Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, a Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Portfolio delivers securities under the commitment, a Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

S.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2009, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

Portfolio	Purchases	Sales
American Century Large Company Value	$3,285,600	$2,139,479
American Century Small-Mid Cap Value	66,846,440	59,249,733
Baron Asset	639,305	351,668
Baron Small Cap Growth	69,126,131	33,933,782
Columbia Small Cap Value	161,855,099	192,223,952
Davis New York Venture	74,063,395	44,554,182
JPMorgan Mid Cap Value	44,120,434	29,757,205
Legg Mason Partners Aggressive Growth	2,575,086	133,839,298
Neuberger Berman Partners	48,513,620	229,893,813
Oppenheimer Global	100,364,558	172,064,692
Oppenheimer Strategic Income	139,586,751	138,901,456
PIMCO Total Return	57,796,247	68,001,713
Pioneer High Yield	61,139,265	177,422,136
T. Rowe Price Diversified Mid Cap	50,843,431	66,233,685
T. Rowe Price Growth Equity	279,106,179	320,367,639
Templeton Foreign Equity	42,414,370	18,282,488
Thornburg Value	145,344,565	143,085,591
UBS U.S. Large Cap Equity	108,272,197	232,769,579
Van Kampen Comstock	60,446,526	122,147,313
Van Kampen Equity and Income	176,414,953	155,502,807

U.S. government securities not included above were as follows:

Portfolio	Purchases	Sales
Oppenheimer Strategic Income	$188,814,577	$260,142,230
PIMCO Total Return	3,271,785,784	3,342,305,378
Van Kampen Equity and Income	62,529,628	89,695,081

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES

For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of each Portfolio's average daily net assets during the month:

Portfolio	Fee
American Century Large Company Value	0.80%
American Century Small-Mid Cap Value	1.00%
Baron Asset	0.95% on the first $2 billion
0.90% on the next $1 billion
0.85% on the next $1 billion
0.80% on assets over $4 billion
Baron Small Cap Growth	0.85% on the first $4 billion
0.80% on assets over $4 billion
Columbia Small Cap Value	0.75%
Davis New York Venture	0.80%
JPMorgan Mid Cap Value	0.75%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee
Legg Mason Partners Aggressive Growth	0.70% on the first $500 million
0.65% on assets over $500 million
Neuberger Berman Partners	0.60%
Oppenheimer Global	0.60% on the first $11 billion
0.58% on the next $4 billion
0.56% on assets over $15 billion
Oppenheimer Strategic Income	0.50% on the first $6.5 billion
0.475% on the next $5 billion
0.45% on the next $5 billion
0.43% on assets over $16.5 billion
PIMCO Total Return	0.50%
Pioneer High Yield	0.60% on the first $5 billion
0.50% on the next $2 billion
0.40% on the next $2 billion
0.30% on assets over $9 billion
T. Rowe Price Diversified Mid Cap Growth	0.64%
T. Rowe Price Growth Equity	0.60%
Templeton Foreign Equity	0.80% on the first $500 million
0.75% on assets over $500 million
Thornburg Value	0.65%
UBS U.S. Large Cap Equity	0.70% on the first $500 million
0.65% on assets over $500 million
Van Kampen Comstock	0.60%
Van Kampen Equity and Income	0.55%

DSL has contractually agreed to waive a portion of the advisory fee for American Century Small-Mid Cap Value, Columbia Small Cap Value, PIMCO Total Return, T. Rowe Price Growth Equity and Van Kampen Comstock.

Waiver = 50% x (former sub-advisory fee minus new sub-advisory fee)

For the six months ended June 30, 2009, DSL waived $27,335, $—, $33,809, $— and $21,816 for American Century Small-Mid Cap Value, Columbia Small Cap Value, PIMCO Total Return, T. Rowe Price Growth Equity and Van Kampen Comstock, respectively.

These waivers (except, PIMCO Total Return) will continue through at least May 1, 2010. For PIMCO Total Return, the waiver will continue through April 1, 2010. There is no guarantee that the waivers will continue after said dates. The waiver only renews at the election of DSL.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the six months ended June 30, 2009, the Investment Adviser for American Century Large Company Value, American Century Small-Mid Cap Value, Baron Small Cap Growth, Columbia Small Cap Value, JPMorgan Mid Cap Value, Legg Mason Partners Aggressive Growth, Oppenheimer Global, Oppenheimer Strategic Income, Pioneer High Yield, Thornburg Value and UBS U.S. Large Cap Equity waived $330, $603, $19,345, $2,834, $2,571, $2,473, $5,174, $16,508, $4,159, $4,908 and $2,233 of such management fees, respectively. These fees are not subject to recoupment.

Effective January 1, 2008, Oppenheimer Strategic Income may invest its assets in Oppenheimer Master Loan Fund. Oppenheimer Strategic Income's purchase of shares of Oppenheimer Master Loan Fund will result in Oppenheimer Strategic Income paying a proportionate share of the expenses of Oppenheimer Master Loan Fund. DSL will waive its fee in an amount equal to the advisory fee received by the adviser of the Oppenheimer Master Loan Fund resulting from the Oppenheimer Strategic Income's investment into the Oppenheimer Master Loan Fund. For the six months ended June 30, 2009, the Investment Adviser waived $19,126 of such management fees. These fees are not subject to recoupment.

Effective June 1, 2009, Templeton Foreign Equity may invest its assets in Templeton Smaller Companies Fund. Templeton Foreign Equity's purchase of shares of Templeton Smaller Companies Fund will result in Templeton Foreign Equity paying a proportionate share of the expenses of Templeton Smaller Companies Fund. DSL will waive its fee in an amount equal to the advisory fee received by the adviser of the Templeton Smaller Companies Fund resulting from the Templeton Foreign Equity's investment into the Templeton Smaller Companies Fund. There were no such waivers for the period ended June 30, 2009. These fees are not subject to recoupment.

American Century Investment Management, Inc. serves as sub-adviser to American Century Large Company Value and American Century Small-Mid Cap Value. BAMCO, Inc. serves as sub-adviser to Baron

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES (continued)

Asset and Baron Small Cap Growth. Columbia Management Advisors, LLC serves as sub-adviser to Columbia Small Cap Value. Davis Selected Advisers, L.P. serves as sub-adviser to Davis New York Venture. J.P. Morgan Investment Management Inc. serves as sub-adviser to JPMorgan Mid Cap Value. ClearBridge Advisors, LLC serves as sub-adviser to Legg Mason Partners Aggressive Growth. Neuberger Berman Management LLC serves as sub-adviser to Neuberger Berman Partners. OppenheimerFunds, Inc. serves as sub-adviser to Oppenheimer Global and Oppenheimer Strategic Income. Pacific Investment Management Company LLC serves as sub-adviser to PIMCO Total Return. Pioneer Investment Management, Inc. serves as sub-adviser to Pioneer High Yield. T. Rowe Price Associates, Inc. serves as sub-adviser to T. Rowe Price Diversified Mid Cap Growth and T. Rowe Price Growth Equity. Templeton Investment Counsel, LLC serves as sub-adviser to Templeton Foreign Equity. Thornburg Investment Management, Inc. serves as sub-adviser to Thornburg Value. UBS Global Asset Management (Americas) Inc. serves as sub-adviser to UBS U.S. Large Cap Equity. Morgan Stanley Investment Management Inc., d/b/a Van Kampen, serves as sub-adviser to Van Kampen Comstock and Van Kampen Equity and Income.

Under an Administrative Services Agreement, ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the following Portfolios' operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each of the following Portfolios a fee at an annual rate based on the average daily net assets of each Portfolio as follows:

Portfolio	Fee
Baron Asset	0.10%
Columbia Small Cap Value	0.10%
Neuberger Berman Partners	0.10%
Pioneer High Yield	0.10%
Templeton Foreign Equity	0.10%

In addition to providing all administrative services necessary for the Portfolios' operations, the administrator also assumes all ordinary recurring direct costs of the Portfolios below, such as custodian fees, director's fees, transfer agency fees and accounting fees. As compensation for these services, the Administrator receives a monthly fee from each Portfolio below at an annual rate based on the average daily net assets of each Portfolio as follows:

Portfolio	Fee
American Century Large Company Value	0.20%
American Century Small-Mid Cap Value	0.25%
Baron Small Cap Growth	0.23%
Davis New York Venture	0.10%
JPMorgan Mid Cap Value	0.25%
Legg Mason Partners Aggressive Growth	0.13%
Oppenheimer Global	0.06%
Oppenheimer Strategic Income	0.04%
PIMCO Total Return	0.25% on the first $250 million
0.10% on next $100 million
0.05% on next $100 million
0.03% on assets over $450 million
T. Rowe Price Diversified Mid Cap Growth	0.02%
T. Rowe Price Growth Equity	0.15%
Thornburg Value	0.25%
UBS U.S. Large Cap Equity	0.15%
Van Kampen Comstock	0.25% on the first $1.1 billion
0.20% on assets over $1.1 billion
Van Kampen Equity and Income(1)	0.10%

(1) Prior to May 1, 2009, the fee was 0.02%.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Company has adopted a Plan of Distribution pursuant to Rule 12b-1 ("the Plan") for the ADV Class and Class S2 shares of each respective Portfolio. The Plan provides for a distribution fee, payable to the Distributor. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its ADV Class and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2010.

ADV Class, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to Shareholder Organizations pursuant to the Shareholder Servicing Plan adopted for ADV Class, Class S and Class S2 which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively. Effective May 1, 2008, the Distributor has voluntarily agreed to waive all or a portion of the services fees for Oppenheimer Strategic Income, so that total net operating expenses for ADV Class shares do not exceed 1.00% and for Class S shares do not exceed 0.75%,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

through May 1, 2009. Effective January 1, 2007, the Distributor has contractually agreed to waive all or a portion of service fee for the Neuberger Berman Partners so that total net operating expenses do not exceed 0.89% for the Portfolio's respective Class S shares through May 1, 2010. Effective July 27, 2007, the Distributor has contractually agreed to waive all or a portion of the service fee for Baron Small Cap Growth so that net total expenses do not exceed 1.31% for Class S through May 1, 2010.

Fees paid to the Distributor and Shareholder Organizations by class during the six months ended June 30, 2009 are shown in the accompanying Statements of Operations.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2009, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (See Note 4):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
American Century Large Company Value	$10,803	$2,718	$2,525	$16,046
American Century Small-Mid Cap Value	64,619	17,484	11,367	93,470
Baron Asset	9,705	610	1,489	11,804
Baron Small Cap Growth	377,294	103,113	80,632	561,039
Columbia Small Cap Value	227,929	30,490	34,544	292,963
Davis New York Venture	263,502	32,937	51,692	348,131
JPMorgan Mid Cap Value	115,342	38,589	24,831	178,762
Legg Mason Partners Aggressive Growth	295,006	55,036	20,065	370,107
Neuberger Berman Partners	101,171	16,862	12,970	131,003
Oppenheimer Global	685,887	68,665	49,948	804,500
Oppenheimer Strategic Income	197,018	15,932	24,557	237,507
PIMCO Total Return	247,583	67,715	75,013	390,311
Pioneer High Yield	85,586	14,297	1,330	101,213
T. Rowe Price Diversified Mid Cap Growth	309,632	9,676	10,276	329,584
T. Rowe Price Growth Equity	447,215	111,802	44,355	603,372
Templeton Foreign Equity	546,950	51,900	42,243	641,093
Thornburg Value	152,486	58,742	2,727	213,955
UBS U.S. Large Cap Equity	144,578	31,006	6,164	181,748
Van Kampen Comstock	238,681	100,794	46,374	385,849
Van Kampen Equity and Income	322,246	58,590	45,161	425,997

At June 30, 2009, all shares of the Portfolios were owned by 1) separate accounts of DSL and its insurance company affiliates for the benefit of variable contract policyholders 2) ING National Trust, an indirect, wholly-owned subsidiary of ING Groep, as trustee or custodian of qualified pension and retirement plans that invest in the Portfolios directly and 3) DSL in connection with seed capital contributions made to the Portfolios.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The following Portfolio placed a portion of its portfolio transactions with brokerage firms that are affiliates of the Investment Adviser. The commissions paid to these affiliated firms were:

Portfolio	Affiliated Brokers	Commissions Paid
Oppenheimer Global	ING Baring LLC	$956

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2009, the following Portfolios had expenses included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
American Century Large	Accrued Fixed
Company Value	Merger Fees	$16,107
Baron Asset	Audit	4,189
Neuberger Berman Partners	Printing	34,752

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with certain of the Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the following annual expenses to average daily net assets:

Portfolio	Class ADV	Class I	Class S		Class S2
American Century Small-Mid Cap Value	1.52%	1.02%	1.27%		1.42%
Baron Asset	1.55%	1.05%	1.30%		1.45%
Columbia Small Cap Value	1.65%	1.15%	1.40%		1.55%
Neuberger Berman Partners	1.17%	0.67%	0.92	%(1)	N/A
Pioneer High Yield	1.21%	0.71%	0.96%		N/A
Templeton Foreign Equity	1.48%	0.98%	1.23%		1.38%

(1) Please see Note 5 for more information on Class S expenses.

The Expense Limitation Agreement is contractual and shall renew automatically unless DSL provides written notice of the termination of the Expense Limitation

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

Agreement within 90 days of the end of the then current term.

Effective January 1, 2009, pursuant to a side agreement, DSL implemented expense limits for American Century Large Company Value and Van Kampen Comstock through at least December 31, 2009 to the following annual expenses to average daily net assets:

Portfolio	Class ADV	Class I	Class S
American Century Large Company Value	1.40%	0.90%	1.15%
Van Kampen Comstock	1.31%	0.81%	1.06%

If, after December 31, 2009, DSL elects not to renew the side agreement, the Portfolios will no longer have an expense limitation. Also, effective May 1, 2009, pursuant to a side agreement, DSL implemented expense limits for Van Kampen Comstock of 1.21% for Class S2 through at least May 1, 2010. There is no guarantee that these side agreements will continue after these dates. The side agreement will only renew if DSL elects to renew it. Any fees waived pursuant to the side agreements shall not be eligible for recoupment.

The Investment Adviser may, at a later date, recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

At June 30, 2009, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
Portfolio	2010	2011	2012	Total
American Century Small-Mid Cap Value	$87,737	$165,413	$108,954	$362,104
Baron Asset	33,120	26,825	12,892	72,837
Neuberger Berman Partners	165,609	302,722	313,567	781,898
Pioneer High Yield	11,688	2,872	72,487	87,047
Templeton Foreign Equity	—	—	16,600	16,600

NOTE 9 — WRITTEN OPTIONS

Transactions in written options for Oppenheimer Strategic Income for the six months ended June 30, 2009 were as follows:

	EURGBP Notional	JPY Notional	Notional	Premium
Balance at 12/31/08	1,590,000	—	—	$25,248
Options Written	12,870,000	2,760,000	138,000,000	249,928
Options Terminated in Closing Purchase Transactions	—	—	—	—
Options Expired	(4,180,000)	(1,380,000)	(69,000,000)	(110,219)
Options Exercised	(4,180,000)	(1,380,000)	(69,000,000)	(110,897)
Balance at 06/30/09	6,100,000	—	—	$54,060

Transactions in written options for PIMCO Total Return for the six months ended June 30, 2009 were as follows:

	USD Notional	Premium
Balance at 12/31/08	40,600,000	$1,050,758
Options Written	38,000,000	126,975
Options Terminated in Closing Purchase Transactions	(11,200,000)	(313,525)
Options Expired	(25,500,000)	(95,713)
Options Exercised	(22,400,000)	(684,870)
Balance at 06/30/09	19,500,000	$83,625
	Number of Contracts	Premium
Balance at 12/31/08	202	$96,129
Options Written	277	106,859
Options Expired	(347)	(129,788)
Options Exercised	(103)	(68,452)
Balance at 06/30/09	29	$4,749
06/30/09 Balance of Premiums Received for Options Written:		$88,374

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 10 — COMMITMENTS

For the six months ended June 30, 2009, Oppenheimer Strategic Income had the following unfunded loan commitment pursuant to the terms of the following loan agreement:

Deutsche Bank AG, London — Government of Peru CRPAO Pass-Through Notes, Peru 8.375% due 05/30/16 + 2.750%, due 04/30/25.

The unrealized depreciation on this commitment of $135,854 as of June 30, 2009 is reported as such on the Statements of Assets and Liabilities.

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
American Century Large Company Value
Class ADV
06-30-09	136,557	—	—	(71,070)	65,487	587,748	—	—	(280,178)	307,570
12-31-08	121,203	—	219,003	(555,574)	(215,368)	1,060,645	—	1,433,923	(6,990,882)	(4,496,314)
Class I
06-30-09	388,965	—	—	(145,184)	243,781	1,640,582	—	—	(622,899)	1,017,683
12-31-08	1,393,251	—	608,180	(8,022,921)	(6,021,490)	17,994,242	—	3,963,479	(106,626,609)	(84,668,888)
Class S
06-30-09	186,473	—	—	(224,701)	(38,228)	784,598	—	—	(945,183)	(160,585)
12-31-08	308,649	—	939,696	(770,520)	477,825	2,788,794	—	6,224,997	(6,793,693)	2,220,098
American Century Small-Mid Cap Value
Class ADV
06-30-09	178,223	—	—	(194,746)	(16,523)	1,223,647	—	—	(1,351,692)	(128,045)
12-31-08	244,761	—	145,573	(397,903)	(7,569)	2,346,479	—	1,413,510	(3,632,070)	127,919
Class I
06-30-09	479,861	—	—	(519,367)	(39,506)	3,416,820	—	—	(3,501,369)	(84,549)
12-31-08	1,110,123	—	591,430	(943,452)	758,101	10,790,779	—	5,855,155	(8,956,298)	7,689,636
Class S
06-30-09	930,570	—	—	(226,108)	704,462	6,369,680	—	—	(1,546,934)	4,822,746
12-31-08	882,652	—	495,520	(656,575)	721,597	7,876,903	—	4,885,832	(6,333,884)	6,428,851
Class S2
02-27-09(1) - 06-30-09	514	—	—	—	514	3,000	—	—	—	3,000
Baron Asset
Class ADV
06-30-09	6,951	—	—	(13,930)	(6,979)	47,949	—	—	(81,908)	(33,959)
12-31-08	12,332	—	4,362	(71,248)	(54,554)	124,065	—	45,628	(662,921)	(493,228)
Class I
06-30-09	—	—	—	(1)	(1)	—	—	—	(6)	(6)
12-31-08	377,300	—	—	(2,248,823)	(1,871,523)	4,163,855	—	—	(24,816,513)	(20,652,658)
Class S
06-30-09	66,184	—	—	(39,949)	26,235	464,356	—	—	(270,808)	193,548
12-31-08	219,475	—	5,836	(150,603)	74,708	1,994,830	—	61,397	(1,371,853)	684,374
Class S2
02-27-09(1) - 06-30-09	508	—	—	—	508	3,000	—	—	—	3,000
Baron Small Cap Growth
Class ADV
06-30-09	329,497	—	—	(340,637)	(11,140)	3,764,251	—	—	(3,732,772)	31,479
12-31-08	397,158	—	79,940	(841,579)	(364,481)	6,175,457	—	1,313,418	(11,723,504)	(4,234,629)
Class I
06-30-09	1,857,765	—	—	(1,932,667)	(74,902)	21,300,688	—	—	(19,761,740)	1,538,948
12-31-08	3,813,598	—	329,828	(1,689,206)	2,454,220	62,091,764	—	5,600,475	(27,202,199)	40,490,040
Class S
06-30-09	4,708,945	—	—	(1,577,216)	3,131,729	53,130,095	—	—	(17,326,635)	35,803,460
12-31-08	7,894,590	—	728,622	(3,647,513)	4,975,699	122,777,963	—	12,175,271	(57,623,767)	77,329,467
Class S2
02-27-09(1) - 06-30-09	322	—	—	—	322	3,000	—	—	—	3,000

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Columbia Small Cap Value
Class ADV
06-30-09	9,672	—	—	(23,263)	(13,591)	58,535	—	—	(147,766)	(89,231)
12-31-08	41,049	—	578	(7,846)	33,781	373,105	—	5,763	(59,067)	319,801
Class I
06-30-09	4,443,999	—	—	(10,551,400)	(6,107,401)	25,802,620	—	—	(67,126,411)	(41,323,791)
12-31-08	36,084,309	—	316,138	(7,953,025)	28,447,422	339,574,146	—	3,183,516	(75,352,517)	267,405,145
Class S
06-30-09	4,117,806	—	—	(2,385,905)	1,731,901	25,089,298	—	—	(14,889,718)	10,199,580
12-31-08	11,978,992	—	175,318	(5,565,993)	6,588,317	108,906,883	—	1,760,191	(46,629,903)	64,037,171
Class S2
02-27-09(1) - 06-30-09	577	—	—	—	577	3,000	—	—	—	3,000
Davis New York Venture
Class ADV
06-30-09	54,595	—	—	(228,763)	(174,168)	627,871	—	—	(2,713,007)	(2,085,136)
12-31-08	114,443	—	6,224	(158,424)	(37,757)	1,905,163	—	106,992	(2,620,880)	(608,725)
Class I
06-30-09	1,626,486	—	—	(2,378,594)	(752,108)	18,561,218	—	—	(28,910,899)	(10,349,681)
12-31-08	7,658,549	—	206,288	(1,932,731)	5,932,106	140,457,166	—	3,628,600	(31,072,811)	113,012,955
Class S
06-30-09	2,269,817	—	—	(1,024,828)	1,244,989	26,514,539	—	—	(11,318,493)	15,196,046
12-31-08	7,384,368	—	257,764	(1,455,736)	6,186,396	123,528,695	—	4,487,670	(24,751,463)	103,264,902
JPMorgan Mid Cap Value
Class ADV
06-30-09	152,501	—	—	(244,584)	(92,083)	1,320,775	—	—	(2,140,054)	(819,279)
12-31-08	233,973	—	167,820	(528,206)	(126,413)	2,818,266	—	2,094,109	(6,758,039)	(1,845,664)
Class I
06-30-09	673,646	—	—	(890,510)	(216,864)	5,891,720	—	—	(7,713,250)	(1,821,530)
12-31-08	1,415,114	—	1,028,339	(3,047,177)	(603,724)	18,324,420	—	12,774,371	(42,353,433)	(11,254,642)
Class S
06-30-09	2,577,476	—	—	(839,196)	1,738,280	22,526,841	—	—	(7,179,800)	15,347,041
12-31-08	3,672,159	—	830,299	(1,773,988)	2,728,470	42,493,553	—	10,241,502	(20,412,900)	32,322,155
Class S2
02-27-09(1) - 06-30-09	398	—	—	—	398	3,000	—	—	—	3,000
Legg Mason Partners Aggressive Growth
Class ADV
06-30-09	32,051	—	—	(11,919)	20,132	869,485	—	—	(328,673)	540,812
12-31-08	37,387	—	—	(86,938)	(49,551)	1,459,048	—	—	(3,546,924)	(2,087,876)
Class I
06-30-09	874,392	—	—	(5,323,412)	(4,449,020)	23,845,209	—	—	(161,795,368)	(137,950,159)
12-31-08	3,677,458	—	—	(10,997,957)	(7,320,499)	150,351,175	—	—	(471,514,308)	(321,163,133)
Class S
06-30-09	27,917	—	—	(259,122)	(231,205)	837,338	—	—	(7,299,828)	(6,462,490)
12-31-08	171,483	—	—	(735,941)	(564,458)	6,654,149	—	—	(30,160,588)	(23,506,439)
Neuberger Berman Partners
Class ADV
06-30-09	4,574	—	—	(6)	4,568	26,602	—	—	(35)	26,567
12-31-08	206	—	—	(954)	(748)	1,326	—	—	(9,803)	(8,477)
Class I
06-30-09	2,851,470	—	—	(31,935,226)	(29,083,756)	14,843,383	—	—	(201,300,952)	(186,457,569)
12-31-08	36,746,468	—	100,874	(26,786,689)	10,060,653	318,985,437	—	961,325	(168,969,705)	150,977,057
Class S
06-30-09	369,978	—	—	(1,273,716)	(903,738)	2,260,030	—	—	(7,090,844)	(4,830,814)
12-31-08	775,046	—	—	(3,191,431)	(2,416,385)	6,192,407	—	—	(28,644,526)	(22,452,119)

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Oppenheimer Global
Class ADV
06-30-09	320,552	—	—	(811,715)	(491,163)	2,868,988	—	—	(6,673,757)	(3,804,769)
12-31-08	795,215	—	558,488	(2,800,638)	(1,446,935)	10,762,643	—	7,215,659	(34,927,968)	(16,949,666)
Class I
06-30-09	1,159,317	—	—	(8,765,611)	(7,606,294)	10,525,672	—	—	(74,266,729)	(63,741,057)
12-31-08	1,846,364	—	13,003,215	(26,659,479)	(11,809,900)	23,795,381	—	172,812,725	(358,886,330)	(162,278,224)
Class S
06-30-09	802,506	—	—	(3,300,313)	(2,497,807)	6,858,086	—	—	(30,053,790)	(23,195,704)
12-31-08	4,554,571	—	1,752,953	(2,622,039)	3,685,485	60,851,402	—	22,700,738	(31,264,563)	52,287,577
Class S2
02-27-09(1) - 06-30-09	408	—	—	—	408	3,000	—	—	—	3,000
Oppenheimer Strategic Income
Class ADV
06-30-09	104,194	—	—	(387,165)	(282,971)	932,156	—	—	(3,349,772)	(2,417,616)
12-31-08	845,440	—	111,608	(943,898)	13,150	9,308,482	—	1,177,465	(9,568,124)	917,823
Class I
06-30-09	2,884,819	—	—	(13,489,454)	(10,604,635)	25,877,401	—	—	(114,753,456)	(88,876,055)
12-31-08	18,956,144	—	2,815,119	(8,226,487)	13,544,776	210,674,987	—	29,896,568	(83,775,594)	156,795,961
Class S
06-30-09	895,314	—	—	(1,154,205)	(258,891)	8,084,865	—	—	(10,146,806)	(2,061,941)
12-31-08	4,854,766	—	470,930	(2,886,503)	2,439,193	49,965,727	—	5,005,984	(29,903,047)	25,068,664
PIMCO Total Return
Class ADV
06-30-09	1,782,442	—	—	(910,267)	872,175	19,727,418	—	—	(9,838,822)	9,888,596
12-31-08	2,189,404	—	246,925	(1,214,446)	1,221,883	25,363,072	—	2,701,362	(13,568,021)	14,496,413
Class I
06-30-09	4,038,176	—	—	(1,629,658)	2,408,518	45,237,517	—	—	(18,145,532)	27,091,985
12-31-08	9,444,338	—	1,415,839	(14,057,403)	(3,197,226)	110,583,007	—	15,701,659	(167,743,461)	(41,458,795)
Class S
06-30-09	5,675,827	—	—	(587,960)	5,087,867	62,760,575	—	—	(6,530,045)	56,230,530
12-31-08	8,596,922	—	948,870	(2,479,979)	7,065,813	98,568,010	—	10,466,039	(27,155,260)	81,878,789
Class S2
02-27-09(1) - 06-30-09	284	—	—	—	284	3,000	—	—	—	3,000
Pioneer High Yield
Class ADV
06-30-09	138,366	—	7,964	(53,098)	93,232	954,153	—	57,304	(388,020)	623,437
12-31-08	88,572	—	11,051	(80,538)	19,085	807,700	—	95,745	(744,930)	158,515
Class I
06-30-09	4,202,294	—	1,605,968	(29,340,256)	(23,531,994)	28,529,879	—	11,170,355	(199,154,837)	(159,454,603)
12-31-08	27,498,668	7,029,582	2,143,399	(4,095,057)	32,576,592	206,064,923	64,846,767	17,315,751	(34,016,546)	254,210,895
Class S
06-30-09	100,711	—	18,222	(49,658)	69,275	713,791	—	129,962	(346,297)	497,456
12-31-08	84,859	—	40,966	(368,757)	(242,932)	758,474	—	359,482	(3,364,907)	(2,246,951)
T. Rowe Price Diversified Mid Cap Growth
Class ADV
06-30-09	481,397	—	—	(579,890)	(98,493)	2,257,602	—	—	(2,532,629)	(275,027)
12-31-08	588,083	—	609,102	(2,136,736)	(939,551)	4,401,116	—	4,409,896	(15,541,126)	(6,730,114)
Class I
06-30-09	1,653,766	—	—	(5,896,296)	(4,242,530)	7,918,485	—	—	(27,559,720)	(19,641,235)
12-31-08	1,658,904	—	16,799,345	(16,936,117)	1,522,132	13,139,034	—	125,104,463	(126,725,097)	11,518,400
Class S
06-30-09	778,266	—	—	(144,462)	633,804	3,530,557	—	—	(683,950)	2,846,607
12-31-08	697,265	—	274,677	(404,118)	567,824	5,202,617	—	2,027,473	(3,004,279)	4,225,811
Class S2
02-27-09(1) - 06-30-09	761	—	—	—	761	3,000	—	—	—	3,000

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
T. Rowe Price Growth Equity
Class ADV
06-30-09	177,667	—	—	(153,200)	24,467	6,058,557	—	—	(4,869,412)	1,189,145
12-31-08	275,733	—	130,482	(577,130)	(170,915)	13,468,718	—	6,481,061	(26,303,864)	(6,354,085)
Class I
06-30-09	1,567,249	—	—	(4,308,338)	(2,741,089)	54,987,396	—	—	(140,842,373)	(85,854,977)
12-31-08	3,853,277	—	1,935,283	(6,270,345)	(481,785)	186,275,920	—	94,785,805	(334,372,493)	(53,310,768)
Class S
06-30-09	934,483	—	—	(388,389)	546,094	31,577,561	—	—	(12,748,051)	18,829,510
12-31-08	1,039,030	—	161,732	(701,081)	499,681	51,097,037	—	7,943,638	(35,737,491)	23,303,184
Class S2
02-27-09(1) - 06-30-09	101	—	—	—	101	3,000	—	—	—	3,000
Templeton Foreign Equity
Class ADV
06-30-09	77,112	—	—	(171,600)	(94,488)	573,092	—	—	(1,228,901)	(655,809)
12-31-08	122,339	1,222,612	34,187	(177,286)	1,201,852	1,376,832	16,008,831	267,904	(1,778,876)	15,874,691
Class I
06-30-09	5,113,109	—	—	(5,338,832)	(225,723)	36,894,672	—	—	(40,731,722)	(3,837,050)
12-31-08	30,171,909	22,602,000	1,710,873	(6,045,425)	48,439,357	364,040,785	296,004,090	13,346,515	(61,366,888)	612,024,502
Class S
06-30-09	2,688,767	—	—	(2,671,786)	16,981	21,111,572	—	—	(20,273,742)	837,830
12-31-08	4,709,983	13,317,799	615,916	(6,850,387)	11,793,311	53,848,091	173,913,232	4,749,346	(76,691,315)	155,819,354
Class S2
02-27-09(1) - 06-30-09	476	—	—	(1)	475	3,006	—	—	(6)	3,000
Thornburg Value
Class ADV
06-30-09	26,958	—	—	(17,838)	9,120	572,383	—	—	(351,607)	220,776
12-31-08	39,236	—	269	(51,015)	(11,510)	1,134,245	—	7,643	(1,368,320)	(226,432)
Class I
06-30-09	2,760,006	—	—	(3,584,741)	(824,735)	62,819,173	—	—	(80,626,665)	(17,807,492)
12-31-08	7,551,952	—	62,575	(1,400,904)	6,213,623	223,258,840	—	1,812,798	(37,750,042)	187,321,596
Class S
06-30-09	17,467	—	—	(32,860)	(15,393)	374,682	—	—	(651,036)	(276,354)
12-31-08	103,872	—	414	(184,841)	(80,555)	3,074,844	—	11,937	(5,285,983)	(2,199,202)
UBS U.S. Large Cap Equity
Class ADV
06-30-09	65,017	—	—	(131,242)	(66,225)	386,342	—	—	(760,215)	(373,873)
12-31-08	216,432	—	18,163	(255,949)	(21,354)	1,955,043	—	128,584	(2,205,483)	(121,856)
Class I
06-30-09	7,799,974	—	—	(25,968,799)	(18,168,825)	41,881,368	—	—	(165,786,837)	(123,905,469)
12-31-08	10,523,270	—	1,162,037	(8,058,435)	3,626,872	97,219,896	—	8,396,878	(69,547,957)	36,068,817
Class S
06-30-09	175,766	—	—	(636,792)	(461,026)	1,086,956	—	—	(3,685,434)	(2,598,478)
12-31-08	630,399	—	72,280	(1,880,619)	(1,177,940)	6,023,743	—	512,862	(16,392,335)	(9,855,730)
Van Kampen Comstock
Class ADV
06-30-09	179,838	—	—	(182,527)	(2,689)	1,223,361	—	—	(1,141,438)	81,923
12-31-08	176,933	—	231,389	(1,716,160)	(1,307,838)	1,783,310	—	2,206,919	(17,177,558)	(13,187,329)
Class I
06-30-09	5,174,175	—	—	(18,212,154)	(13,037,979)	32,759,153	—	—	(106,893,264)	(74,134,111)
12-31-08	18,766,093	—	5,977,915	(23,045,144)	1,698,864	192,399,550	—	56,029,504	(216,840,058)	31,588,996
Class S
06-30-09	1,574,069	—	—	(2,320,600)	(746,531)	10,899,954	—	—	(14,836,604)	(3,936,650)
12-31-08	2,734,823	—	2,899,219	(5,345,107)	288,935	26,037,914	—	27,088,244	(54,641,212)	(1,515,054)

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Van Kampen Equity and Income
Class ADV
06-30-09	54,972	—	—	(65,272)	(10,300)	1,310,196	—	—	(1,520,099)	(209,903)
12-31-08	73,375	—	42,347	(93,527)	22,195	2,375,976	—	1,267,987	(2,994,279)	649,684
Class I
06-30-09	148,382	—	—	(1,195,579)	(1,047,197)	3,653,223	—	—	(28,808,743)	(25,155,520)
12-31-08	315,609	—	2,312,353	(4,073,005)	(1,445,043)	10,189,467	—	69,883,615	(134,228,563)	(54,155,481)
Class S
06-30-09	529,745	—	—	(467,180)	62,565	12,993,734	—	—	(11,233,335)	1,760,399
12-31-08	2,092,189	2,267,584	778,614	(1,134,667)	4,003,720	65,528,450	82,425,445	23,282,236	(35,653,974)	135,582,157
Class S2
02-27-09(1) - 06-30-09	135	—	—	—	135	3,000	—	—	—	3,000

(1) Commencement of operations.

NOTE 12 — ILLIQUID SECURITIES

Portfolio	Security	Notional/ Principal Amount/ Shares	Initial Acquisition Date	Cost/ Upfront Payments	Value	Percent of Net Assets
American Century Small-Mid Cap Value	American National Bankshares, Inc.	5,100	12/24/08	$79,578	$98,328	0.1%
	Artesian Resources Corp.	5,500	10/16/08	83,052	87,615	0.1%
	Aspen Insurance Holdings Ltd.	33,400	08/01/06	1,574,691	1,377,750	1.6%
	Baldwin & Lyons, Inc.	12,100	09/24/08	238,246	238,370	0.3%
	Callaway Golf Co.	768	06/09/09	76,800	70,833	0.1%
	Cutera, Inc.	28,724	12/20/07	295,130	247,601	0.3%
	Entertainment Properties	5,800	10/16/08	102,114	90,480	0.1%
	Hampton Roads Bankshares, Inc.	12,500	12/23/08	103,790	103,125	0.1%
	Heritage Financial Corp.	9,000	11/07/08	107,804	104,040	0.1%
	HFF, Inc.	21,035	11/02/07	98,001	82,037	0.1%
	Intellon Corp.	33,200	09/17/08	102,406	141,100	0.2%
	K-Fed Bancorp	11,900	11/24/08	90,484	109,242	0.1%
	Lexington Realty Trust	3,100	02/08/08	97,491	62,000	0.1%
	Lodgenet Interactive Corp.	75	06/23/09	75,000	76,125	0.1%
	LSI Industries, Inc.	31,349	06/04/08	227,637	170,852	0.2%
	Mercer Insurance Group, Inc.	13,500	09/26/08	196,373	214,650	0.3%
	Midwest Banc Holdings, Inc.	8,100	12/05/07	179,369	34,749	0.1%
	National Bankshares, Inc.	4,100	11/14/08	77,268	98,400	0.1%
	National Retail Properties	12,700	10/06/06	283,004	254,000	0.3%
	Odyssey Re Holdings Corp.	7,300	02/25/08	158,187	156,585	0.2%
	PC Connection, Inc.	18,900	10/17/08	89,414	99,225	0.1%
	PS Business Parks, Inc.	12,400	02/25/08	281,790	255,440	0.3%
	Schiff Nutrition International, Inc.	20,900	02/08/08	116,304	106,381	0.1%
	Sport Supply Group, Inc.	13,800	06/20/08	132,220	118,542	0.2%
	Ulticom, Inc.	88,813	12/07/05	752,021	177,626	0.2%
	Utah Medical Products, Inc.	8,600	02/01/08	239,153	229,706	0.3%
	Value Line, Inc.	2,931	10/08/08	111,044	118,332	0.1%
	Washington Banking Co.	12,000	11/24/08	92,718	113,040	0.1%
	Young Innovations, Inc.	31,700	05/16/07	684,124	690,743	0.8%
				$6,745,213	$5,726,917	6.8%
Davis New York Venture	FHC Delaware, Inc.	5,486	06/04/99	$50,065	$55	0.0%
	Harley-Davidson, Inc., 15.000%, due 02/01/14	2,000,000	02/02/09	2,000,000	2,108,522	0.6%
	Sino-Forest Corp., 5.000%, due 08/01/13	649,000	07/17/08	649,000	538,670	0.1%
				$2,699,065	$2,647,247	0.7%
Legg Mason Partners Aggressive Growth	Seagate Technology, Inc. — Escrow	83,100	04/03/00	$—	$1	0.0%
				$—	$1	0.0%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 12 — ILLIQUID SECURITIES (continued)

Portfolio	Security	Notional/ Principal Amount/ Shares	Initial Acquisition Date	Cost/ Upfront Payments	Value	Percent of Net Assets
Oppenheimer Strategic Income	American Airlines Pass-Through Trust, 7.858%, due 10/01/11	440,000	05/27/09	$406,130	$412,500	0.1%
	Arco Capital Corp. Ltd	144,498	02/27/07	2,167,470	72,249	0.0%
	JSC Astana Finance, 9.160%, due 03/14/12	1,500,000	02/05/09	1,500,000	195,450	0.0%
	Bear Stearns Adjustable Rate Mortgage Trust, 4.057%, due 05/25/34	784,700	04/14/08	734,763	493,596	0.1%
	Citigroup Funding Inc. — Brazil T-Bond Unsecured Credit Linked Nts., 9.762%, 01/03/17	1,250,000	08/06/08	683,159	557,284	0.1%
	Citigroup Funding Inc. — Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	361,000,000	07/18/08	354,573	335,828	0.1%
	Citigroup Funding Inc. — Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	132,000,000	07/31/08	131,522	122,796	0.0%
	Citigroup Funding Inc. — Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	207,000,000	08/08/08	208,916	192,566	0.0%
	Citigroup Funding Inc. — Dominican Republic T-Bond Unsecured Credit Linked Nts., 12.000%, 02/22/11	3,770,000	05/07/08	106,450	96,249	0.0%
	Cloverie PLC — Series 2005-93 Secured Credit Linked Nts., 3-month USD-LIBOR+4.250%, 12/20/10	400,000	12/06/05	400,000	327,560	0.1%
	Coriolanus Limited — Coriolanus Limited Pass-Through Emerging Markets Portfolio Credit Linked Nts., 10.620%, 09/10/10	500,000	08/02/07	500,000	101,750	0.0%
	Coriolanus Limited — Secured Pass-Through Rondonia Precatorio Inflation Linked Nts., 12/31/17	3,700,000	09/19/07	354,573	335,828	0.1%
	Coriolanus Limited — Peru (Republic of) CRPAO (Series 1) Secured Credit Linked Nts., 3.346%*, 04/30/25	342,500	04/16/09	202,971	187,019	0.0%
	Countrywide Home Loan Mortgage Pass-through Trust, 5.617%, due 06/25/47	455,956	03/04/08	420,702	242,579	0.0%
	Countrywide Home Loan Mortgage Pass-through Trust, 5.921%, due 09/25/47	636,331	03/31/08	445,280	174,094	0.1%
	Countrywide Home Loan Mortgage Pass-through Trust, 5.958%, due 09/25/37	170,678	03/31/08	119,999	47,283	0.0%
	Countrywide Home Loan Mortgage Pass-through Trust, 6.069%, due 09/25/47	579,644	04/11/08	411,074	125,606	0.0%
	Countrywide Home Loan Mortgage Pass-through Trust, 6.188%, due 09/25/37	417,182	03/31/08	293,309	111,483	0.0%
	Countrywide Home Loan Mortgage Pass-through Trust, 6.234%, due 11/25/37	127,952	04/11/08	91,131	26,350	0.0%
	Countrywide Home Loan Mortgage Pass-through Trust, 6.398%, due 11/25/37	132,660	04/15/08	94,485	26,755	0.0%
	Credit and Repackaged Securities Limited ("CARS") — Republic of Colombia COP-Linked Medium Term Credit Linked Nts., 10.476%*, 02/08/37	13,368,000,000	01/18/07	364,570	147,771	0.0%
	Credit Suisse First Boston, Nassau — Ukraine Government International Bonds Series EMG 27 Credit Linked Nts., 11.940%, 12/30/09	4,600,000	11/02/05	933,935	462,908	0.1%
	Credit Suisse First Boston, Nassau — Ukraine Series NPC 12 Credit Linked Nts., 11.940%, 12/30/09	1,440,000	04/27/05	294,591	144,910	0.0%
	Credit Suisse International — Moitk Total Return Linked Nts., 8.990%, 03/26/11	11,097,000	03/27/07	426,931	142,411	0.0%
	Credit Suisse International — Moscoblgaz-Finans RUR Total Return Linked Nts., 9.250%, 06/24/12	21,800,000	06/26/07	846,808	384,677	0.1%
	Credit Suisse International — Oreniz Total Return Linked Nts., 9.240%, 02/21/12	24,380,000	02/27/07	936,084	391,094	0.1%
	Credit Suisse International — SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Nts., 9.250%, 5/20/10	19,450,000	05/24/07	751,133	62,402	0.0%
	Credit Suisse International — Vietnam Shipbuilding Industry Group Total Return Credit Linked Nts., 10.500%, 01/19/17	3,048,000,000	02/06/07	200,531	104,613	0.0%
	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.808%, due 01/27/37	266,982	05/29/08	192,465	72,502	0.0%
	Eirles Two Ltd. 335 — Floating Rate Credit Linked Nts., 6-month USD-LIBOR +1.650%, 04/30/12	900,000	09/17/07	899,370	570,690	0.1%
	Eirles Two Ltd. 324 — Floating Rate Credit Linked Nts., 6-month USD-LIBOR +3.200%, 04/30/12	900,000	04/17/07	901,669	427,230	0.1%
	Eletropaulo Metropolitana de Sao Paulo SA, 19.125%, due 06/28/10	475,000	06/23/05	198,579	254,529	0.1%
	Emblem Finance Co. Limited — Kingdom of Swaziland Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.000%, 06/20/10	505,000	05/10/05	505,000	524,623	0.1%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 12 — ILLIQUID SECURITIES (continued)

Portfolio	Security	Notional/ Principal Amount/ Shares	Initial Acquisition Date	Cost/ Upfront Payments	Value	Percent of Net Assets
Oppenheimer Strategic Income (continued)	GMAC Commercial Mortgage Securities, Inc., 7.112%, due 05/15/30	233,000	04/15/05	$240,152	$232,510	0.0%
	GSR Mortgage Loan Trust, 5.797%, due 03/25/37	501,066	01/08/08	504,449	269,444	0.1%
	Hallertau SPC 2007-01 — Republic of Philippines Credit Linked Nts., 6-month USD-LIBOR +2.050%, 12/20/17	3,000,000	12/13/07	3,000,000	2,274,000	0.5%
	Hallertau SPC 2008-2A — Doux Frangosul S.A. ARGO Avicola Credit Linked Nts., 9.264%, 09/17/13	3,140,000	10/23/08	3,211,375	3,170,144	0.7%
	Hallertau SPC, Series 2008-1, Certificado de Direitos Creditorios do Agronegocio/Frigorifico Margen Ltda. Credit Linked Nts., 9.888%*, 08/02/10	2,448,926	04/18/08	1,306,481	124,977	0.0%
	ICE EM CLO, 3.424%, due 08/15/22	1,110,000	11/06/07	979,091	388,500	0.1%
	ICE EM CLO, 6.724%, due 08/15/22	930,000	06/08/07	930,000	120,900	0.0%
	JPMorgan Chase Bank N.A. — COP and Colombia Credit Linked Nts., 10.190%*, 01/05/16	2,920,000,000	12/06/05	684,938	716,108	0.2%
	JPMorgan Chase Bank N.A. — COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	2,663,000,000	10/18/06	562,930	596,815	0.1%
	JPMorgan Chase Bank N.A. — COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	2,674,000,000	10/16/06	562,984	599,280	0.1%
	JPMorgan Chase Bank N.A., London — Brazil NTN-B Credit Linked Nts., Rate Linked to Inflation, 05/16/45	405,000	02/10/06	233,375	358,082	0.1%
	JPMorgan Mortgage Trust, 5.295%, due 07/25/35	920,110	03/27/08	852,068	720,911	0.2%
	JPMorgan Mortgage Trust, 6.003%, due 05/25/37	294,458	04/24/08	215,686	38,368	0.0%
	LatAm Walker Cayman Trust Series 2006-102 — COP and Colombia Credit Linked Nts., 10.000%, 11/17/16	392,000,000	10/20/06	167,521	130,929	0.0%
	Lehman Brothers Holdings, Inc., 7.500%, due 05/11/38	490,000	09/10/08	341,746	49	0.0%
	Leslie's Poolmart, 7.750%, due 02/01/13	290,000	04/04/06	271,521	277,675	0.1%
	Medianews Group, Inc., 6.875%, due 10/01/13	860,000	01/10/05	850,486	4,386	0.0%
	MicroAccess Trust 2007 — MicroFinance Institutional Loans, Credit Linked Nts., 7.550%, 5/24/12	1,192,308	06/20/07	1,203,845	1,161,665	0.3%
	Morgan Stanley — The State Road Administration of Ukraine (Republic of ) Credit Linked Nts., 6-month USD-LIBOR +2.67%, 10/15/17	200,000	02/04/08	200,000	80,000	0.0%
	Morgan Stanley — The State Road Administration of Ukraine/Republic of Ukraine Credit Linked Nts., 6-month USD-LIBOR +1.80%, 10/15/17	1,200,000	11/02/07	1,200,000	480,000	0.1%
	Morgan Stanley — United Mexican States Credit Linked Nts., 6-month USD LIBOR +1.130%, 11/20/15	900,000	11/03/05	900,000	641,070	0.1%
	Multiplan, Inc., 10.375%, due 04/15/16	215,000	06/25/09	209,201	208,013	0.1%
	Residential Funding Mortgage Securities I, 5.763%, due 07/27/37	482,129	04/03/08	343,559	103,749	0.0%
	RSC Equipment Rental, Inc., 10.000%, due 07/15/17	100,000	06/26/09	97,320	100,500	0.0%
	Salisbury Intl. Investments Ltd. — Series 2006-003 Tranche E, Secured Credit Linked Nts., 3-month USD-LIBOR +4.150%, 07/22/11	300,000	07/12/06	300,000	182,040	0.1%
	Start CLO Ltd., 17.629%, due 06/07/11	320,000	11/29/06	312,069	208,000	0.1%
	Structured Asset Mortgage Investments, Inc., 1.063%, due 09/19/32	111,946	06/12/08	—	22,153	0.0%
	Taganka Car Loan Finance PLC, 3.621%, due 11/14/13	27,872	10/17/06	27,872	22,298	0.0%
	Telefonica del Peru SAA, 8.000%, due 04/11/16	1,194,600	10/03/05	356,172	402,640	0.1%
	UBS AG, Jersey — Ghana (Republic of) Credit Linked Nts., 14.470%, 12/28/11	263,055	12/22/06	288,466	78,238	0.0%
	Vega Capital LTD. — Class D Catastrophe Linked Nts., 0.000%*, 06/24/11, 0.000%, due 06/24/11	701,000	06/10/08	701,000	844,705	0.2%
	Washington Mutual Mortgage Pass-through Certificates, 2.180%, due 11/25/46	250,821	06/10/08	191,046	88,905	0.0%
	Washington Mutual Mortgage Pass-through Certificates, 1.564%, due 04/25/47	179,298	06/04/08	131,359	54,955	0.0%
	Wells Fargo Mortgage-Backed Securities Trust, 4.577%, due 07/25/36	150,835	05/05/08	116,106	33,353	0.0%
	Wells Fargo Mortgage-Backed Securities Trust, 5.557%, due 07/25/36	547,954	05/05/08	421,792	126,367	0.0%
	Wells Fargo Mortgage-Backed Securities Trust, 5.628%, due 07/25/36	388,555	05/05/08	299,093	89,927	0.0%
				$39,291,876	$22,826,841	4.7%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 12 — ILLIQUID SECURITIES (continued)

Portfolio	Security	Notional/ Principal Amount/ Shares	Initial Acquisition Date	Cost/ Upfront Payments	Value	Percent of Net Assets
PIMCO Total Return	Credit Suisse Mortgage Capital Certificates, 0.549%, due 10/15/21	2,385,382	10/29/08	$1,970,263	$1,542,134	0.3%
	Foreign Currency Options
	Call Option OTC — Credit Suisse, London USD vs JPY Strike @ 104 (JPY) — Exp 03/17/10	3,000,000	03/20/07	127,785	37,068	0.0%
	Put Option OTC — Credit Suisse, London USD vs JPY Strike @ 104 (JPY) — Exp 03/17/10	3,000,000	03/20/07	127,785	289,107	0.1%
	Interest Rate Swaptions
	Call Swaption OTC — Merrill Lynch Capital Services, Inc. 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.450% — Exp 08/03/09	4,900,000	04/15/08	54,880	175,178	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.850% — Exp 08/03/09	17,900,000	04/29/08	189,293	780,738	0.1%
	Credit Default Swaps
	General Electric Capital Corp. 5.625%, 09/15/17, receive 5.000%	400,000	05/12/09	(929)	4,635	0.0%
	General Electric Capital Corp. 5.625%, 09/15/17, receive 5.000%	1,000,000	04/27/09	(45,913)	18,121	0.0%
				$2,423,164	$2,846,981	0.5%
Pioneer High Yield	AES Red Oak, LLC, 8.540%, due 11/30/19	803	09/07/08	$886	$723	0.0%
	Ameriquest Mortgage Securities, Inc., 1.664%, due 02/25/33	195,538	09/07/08	168,922	109,705	0.1%
	ION Media Networks, Inc.	2	09/07/08	17,392	—	0.0%
	Landsource Communities Development, 9.820%, due 02/22/14	250,000	04/12/07	252,084	3,438	0.0%
	Morgan Stanley Capital, Inc., 1.514%, due 06/25/33	150,425	09/07/09	121,739	85,472	0.1%
	Sirius XM Radio, Inc.	48	09/07/08	3,648	23	0.0%
				$564,671	$199,361	0.2%
Templeton Foreign Equity	Rolls-Royce Group PLC — C Shares Entitlement	63,882,390	01/05/06	$163,800	$105,099	0.0%
				$163,800	$105,099	0.0%
Thornburg Value	Seagate Technology, Inc. — Escrow	64,800	01/20/00	$—	$1	0.0%
				$—	$1	0.0%
UBS U.S. LargeCap Equity	Seagate Technology, Inc. — Escrow	71,600	10/13/99	$—	$1	0.0%
				$—	$1	0.0%

NOTE 13 — LINE OF CREDIT

Effective June 2, 2009, the Portfolios, in addition to certain other Portfolios managed by the Investment Advisers, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the Portfolios. The Portfolios pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The following Portfolios utilized the line of credit during the period ended June 30, 2009:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Columbia Small Cap Value(1)	19	$1,357,368	1.46%
Davis New York Venture	1	830,000	1.47
Neuberger Berman Partners	1	4,070,000	1.42
Oppenheimer Global	2	4,410,000	1.50
Pioneer High Yield(1)	2	3,110,000	1.45
T. Rowe Price Diversified Mid Cap Growth	1	880,000	1.49

(1)  At June 30, 2009, Columbia Small Cap Value and Pioneer High Yield had an outstanding balance of $4,080,000 and $3,110,000, respectively.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 14 — REORGANIZATIONS

On September 7, 2008, Pioneer High Yield, as listed below ("Acquiring Portfolio"), acquired the assets and certain liabilities of ING VP High Yield Bond Portfolio, also listed below ("Acquired Portfolio"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan or reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 11 — Capital Shares. Net assets and unrealized depreciation as of the reorganization date were as follows:

Acquiring Portfolios	Acquired Portfolios	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Capital Loss Carryforward (000's)	Acquired Portfolio Unrealized Appreciation/ (Depreciation) (000's)	Conversion Ratio
Pioneer	ING VP High
High Yield	Yield Bond Portfolio	$64,847	$153,339	$(11,172)	$(4,398)	0.28

The net assets of Pioneer High Yield after the acquisition were $218,185,642.

On April 27, 2008, Van Kampen Equity and Income and Templeton Foreign Equity, as listed below ("Acquiring Portfolios"), acquired the assets and certain liabilities of ING UBS U.S. Allocation Portfolio and ING JPMorgan International Portfolio, also listed below ("Acquired Portfolios"), respectively, in a tax-free reorganization in exchange for shares of each Acquiring Portfolio, pursuant to a plan of reorganization approved by each Acquired Portfolio's shareholders. The number and value of shares issued by each Acquiring Portfolio are presented in Note 11 — Capital Shares. Net assets and unrealized depreciation as of the reorganization date were as follows:

Acquiring Portfolios	Acquired Portfolios	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Capital Loss Carryforwards (000's)	Acquired Portfolio Unrealized Appreciation/ (Depreciation) (000's)	Conversion Ratio
Van Kampen	ING UBS U.S.
Equity and	Allocation
Income	Portfolio	$82,425	$895,993	$—	$(1,836)	0.22
Templeton Foreign Equity	ING JPMorgan International Portfolio	485,926	469,316	—	33,005	0.58

The net assets of Van Kampen Equity and Income and Templeton Foreign Equity after the acquisitions were $978,418,126 and $955,242,378, respectively.

NOTE 15 — CONCENTRATION OF RISKS

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which a Portfolio may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Portfolio. Foreign investments may also subject a Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Portfolio investments.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investments in emerging market countries present risks in a greater degree than, and in addition to, those presented by investments in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

High-Yield, Lower-Grade Debt Securities Risk. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 15 — CONCENTRATION OF RISKS (continued)

and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that a Portfolio's adviser or sub-adviser might imperfectly judge the market's direction.

During the year ended December 31, 2008, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During that period, Oppenheimer Strategic Income and PIMCO Total Return had outstanding securities trades with counterparties affiliated with LBHI. As a result of these events, LBHI's affiliates were unable to fulfill their commitments and, in certain cases, Oppenheimer Strategic Income and PIMCO Total Return terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. Management has determined that the financial impact to the Portfolios relating to these events is immaterial.

NOTE 16 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon ("BNY"), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the Bank of New York Mellon Corp. Institutional Cash Reserves Fund ("BICR Fund"). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2009, and throughout the period covered by this report, the BICR Fund held certain defaulted securities that had market values significantly below amortized cost. The Portfolios agreed, to the terms of capital support extended by The Bank of New York Mellon Corporation ("BNYC"), an affiliated company of BNY, for the certain defaulted securities held by the BICR Fund. BNYC will support the value of these securities up to a certain amount and subject, in part, to the Portfolios' continued lending of securities. The recorded value of each Portfolio's investment in the BICR Fund includes the value of the underlying securities held by the BICR Fund and the estimated value of the support to be provided by BNYC. The investment in the BICR Fund is included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2009, the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 16 — SECURITIES LENDING (continued)

following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received*
American Century Large Company Value	$41,110	$42,741
American Century Small-Mid Cap Value	3,716,043	3,850,250
JPMorgan Mid Cap Value	10,140,377	10,530,043
Legg Mason Partners Aggressive Growth	7,841,998	8,090,730
Oppenheimer Global	33,913,207	40,351,320
Oppenheimer Strategic Income	8,363,255	8,542,744
PIMCO Total Return	9,880,627	10,359,614
T. Rowe Price Diversified Mid Cap Growth	36,080,777	37,219,215
T. Rowe Price Growth Equity	8,715,832	8,964,818
Thornburg Value	13,969,097	14,619,984
UBS U.S. Large Cap Equity	2,831,796	2,996,778
Van Kampen Comstock	8,403,082	8,688,694

* Cash Collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolios' Portfolio of Investments.

NOTE 17 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
	Ordinary Income	Ordinary Income	Long-Term Capital Gains	Return of Capital
American Century Large Company Value	$—	$3,193,911	$8,428,488	$—
American Century Small-Mid Cap Value	—	9,053,365	3,101,132	—
Baron Asset	—	—	146,044	—
Baron Small Cap Growth	—	—	19,089,164	—
Columbia Small Cap Value	—	2,896,771	2,052,699	—
Davis New York Venture	—	4,561,240	3,662,022	—
JPMorgan Mid Cap Value	—	5,228,811	19,881,171	—
Neuberger Berman Partners	—	961,325	—	—
Oppenheimer Global	—	46,091,386	156,637,736	—
Oppenheimer Strategic Income	—	33,804,028	2,275,989	—
PIMCO Total Return	—	24,536,591	4,332,469	—
Pioneer High Yield	11,357,621	17,062,041	708,937	—
T. Rowe Price Diversified Mid Cap Growth	—	28,290,755	103,251,077	—
T. Rowe Price Growth Equity	—	23,172,886	84,672,583	1,365,035
Templeton Foreign Equity	—	18,363,765	—	—
Thornburg Value	—	1,832,378	—	—
UBS U.S. Large Cap Equity	—	9,038,324	—	—
Van Kampen Comstock	—	40,591,710	44,732,957	—
Van Kampen Equity and Income	—	51,853,055	42,580,783	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2008 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
American Century Large Company Value	$47,911	$—	$(7,881,243)	$—	$—	$(10,063,131)	2016
American Century Small-Mid Cap Value	1,600,924	—	(26,620,021)	(4,137,037)	(9,513)	(8,321,424)	2016
Baron Asset	—	—	(3,049,274)	(249,138)	—	(907,070)	2016
Baron Small Cap Growth	—	—	(26,970,115)	—	—	(141,956,587)	2016
Columbia Small Cap Value	4,820,204	—	(122,839,918)	(19,127,212)	—	(23,211,785)	2016
Davis New York Venture	2,934,701	—	(156,682,103)	—	—	(23,366,240)	2016
JPMorgan Mid Cap Value	36,366	3,205,983	(69,703,330)	(6,566,905)	—	—	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 17 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Legg Mason Partners Aggressive Growth	$—	$—	$(106,572,553)	$—	$—	$(174,127,804)	2010
Neuberger Berman Partners	2,672,458	—	(174,261,838)	(51,795,686)	(48,233)	(13,186,377)	2015
						(13,663,721)	2016
						$(26,850,098)
Oppenheimer Global	34,285,125	25,396,221	(432,661,893)	(20,981,756)	—	—	—
Oppenheimer Strategic Income	5,436,822	—	(91,582,751)	—	—	(13,747,841)	2016
PIMCO Total Return	33,475,906	11,780,452	(38,769,789)	—	—	—	—
Pioneer High Yield	—	—	(75,352,312)	—	—	(1,198,181)	2009
						(436,910)	2013
						(6,878,115)	2015
						(7,335,080)	2016
						$(15,848,286)*
T. Rowe Price Diversified Mid Cap Growth	216,631	—	(248,634,645)	—	—	(15,259,639)	2016
T. Rowe Price Growth Equity	—	—	(273,029,375)	—	—	(104,261,565)	2016
Templeton Foreign Equity	—	—	(299,226,049)	—	—	(33,953,300)	2016
Thornburg Value	3,486,313	—	(104,932,967)	—	—	(29,495,368)	2009
						(113,367,765)	2010
						(43,249,649)	2016
						$(186,112,782)
UBS U.S. Large Cap Equity	450,538	—	(120,338,515)	—	—	(34,168,348)	2010
						(39,939,281)	2016
						$(74,107,629)
Van Kampen Comstock	1,191,721	—	(223,180,919)	—	—	(127,209,086)	2016
Van Kampen Equity and Income	1,506,382	—	(108,471,999)	—	—	(67,673,250)	2016

* Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios' major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2004.

As of June 30, 2009, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 18 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, ING agreed with the Portfolios to indemnify and hold harmless the Portfolios from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the U.S. Securities and Exchange Commission in connection with investigations related to mutual funds and variable insurance products. In December, 2008, ING settled its indemnification commitments by making payments to the affected Portfolios. In connection with the settlement, ING paid $30,107 to Pioneer High Yield.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 19 — SUBSEQUENT EVENTS

On January 30, 2009, the Board approved a proposal to reorganize American Century Large Company Value into ING T. Rowe Price Equity Income Portfolio. On March 27, 2009, the Board approved a proposal to reorganize Neuberger Berman Partners into ING RussellTM Large Cap Index Portfolio. Shareholder approval was obtained and each reorganization closed on July 17, 2009.

Dividends: Subsequent to June 30, 2009, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
American Century Large Company Value
Class ADV	$0.0705	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0805	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0748	$—	$—	July 16, 2009	July 14, 2009
American Century Small-Mid Cap
Class ADV	$0.1108	$—	$—	August 13, 2009	August 11, 2009
Class I	$0.1582	$—	$—	August 13, 2009	August 11, 2009
Class S	$0.1407	$—	$—	August 13, 2009	August 11, 2009
Class S2	$0.1582	$—	$—	August 13, 2009	August 11, 2009
Columbia Small Cap Value
Class ADV	$0.0609	$—	$—	August 13, 2009	August 11, 2009
Class I	$0.1061	$—	$—	August 13, 2009	August 11, 2009
Class S	$0.0877	$—	$—	August 13, 2009	August 11, 2009
Class S2	$0.1061	$—	$—	August 13, 2009	August 11, 2009
Davis New York Venture
Class ADV	$—	$—	$—	August 13, 2009	August 11, 2009
Class I	$0.1217	$—	$—	August 13, 2009	August 11, 2009
Class S	$0.0905	$—	$—	August 13, 2009	August 11, 2009
JPMorgan Mid Cap Value
Class ADV	$0.0018	$—	$0.1575	August 13, 2009	August 11, 2009
Class I	$0.0019	$—	$0.1575	August 13, 2009	August 11, 2009
Class S	$0.0019	$—	$0.1575	August 13, 2009	August 11, 2009
Class S2	$0.0019	$—	$0.1575	August 13, 2009	August 11, 2009
Neuberger Berman Partners
Class ADV	$0.2301	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.2405	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.2085	$—	$—	July 16, 2009	July 14, 2009
Oppenheimer Global
Class ADV	$0.1737	$—	$0.1879	August 13, 2009	August 11, 2009
Class I	$0.2601	$—	$0.1879	August 13, 2009	August 11, 2009
Class S	$0.2261	$—	$0.1879	August 13, 2009	August 11, 2009
Class S2	$0.2601	$—	$0.1879	August 13, 2009	August 11, 2009
Oppenheimer Strategic Income
Class ADV	$0.0483	$—	$—	August 13, 2009	August 11, 2009
Class I	$0.1118	$—	$—	August 13, 2009	August 11, 2009
Class S	$0.0922	$—	$—	August 13, 2009	August 11, 2009
PIMCO Total Return
Class ADV	$0.3504	$0.2074	$0.2068	August 13, 2009	August 11, 2009
Class I	$0.3912	$0.2074	$0.2068	August 13, 2009	August 11, 2009
Class S	$0.3741	$0.2074	$0.2068	August 13, 2009	August 11, 2009
Class S2	$0.3912	$0.2074	$0.2068	August 13, 2009	August 11, 2009
Pioneer High Yield
Class ADV	$0.0527	$—	$—	August 3, 2009	Daily
Class I	$0.0560	$—	$—	August 3, 2009	Daily
Class S	$0.0540	$—	$—	August 3, 2009	Daily
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$0.0021	$—	$—	August 13, 2009	August 11, 2009
Class I	$0.0021	$—	$—	August 13, 2009	August 11, 2009
Class S	$0.0021	$—	$—	August 13, 2009	August 11, 2009
Class S2	$0.0021	$—	$—	August 13, 2009	August 11, 2009

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 19 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Thornburg Value
Class ADV	$0.1694	$—	$—	August 13, 2009	August 11, 2009
Class I	$0.2883	$—	$—	August 13, 2009	August 11, 2009
Class S	$0.2124	$—	$—	August 13, 2009	August 11, 2009
UBS U.S. Large Cap Equity
Class ADV	$0.0199	$—	$—	August 13, 2009	August 11, 2009
Class I	$0.0200	$—	$—	August 13, 2009	August 11, 2009
Class S	$0.0199	$—	$—	August 13, 2009	August 11, 2009
Van Kampen Comstock
Class ADV	$0.0183	$—	$—	August 13, 2009	August 11, 2009
Class I	$0.0184	$—	$—	August 13, 2009	August 11, 2009
Class S	$0.0183	$—	$—	August 13, 2009	August 11, 2009
Van Kampen Equity and Income
Class ADV	$0.0567	$—	$—	August 13, 2009	August 11, 2009
Class I	$0.0571	$—	$—	August 13, 2009	August 11, 2009
Class S	$0.0569	$—	$—	August 13, 2009	August 11, 2009
Class S2	$0.0571	$—	$—	August 13, 2009	August 11, 2009

The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 27, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
LARGE COMPANY VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 93.8%
		Aerospace/Defense: 1.2%
4,200		Northrop Grumman Corp.	$191,856
			191,856
		Agriculture: 1.3%
6,300		Altria Group, Inc.	103,257
1,700		Lorillard, Inc.	115,209
			218,466
		Apparel: 0.4%
1,200		VF Corp.	66,420
			66,420
		Banks: 12.7%
28,100		Bank of America Corp.	370,920
6,000		Bank of New York Mellon Corp.	175,860
1,400		Goldman Sachs Group, Inc.	206,416
16,900		JPMorgan Chase & Co.	576,459
4,700	S	Morgan Stanley	133,997
1,800		PNC Financial Services Group, Inc.	69,858
7,400	S	US Bancorp.	132,608
17,200	S	Wells Fargo & Co.	417,272
			2,083,390
		Beverages: 2.1%
6,200		Coca-Cola Co.	297,538
1,300		Pepsi Bottling Group, Inc.	43,992
			341,530

Shares			Value
		Biotechnology: 1.2%
3,700	@	Amgen, Inc.	$195,878
			195,878
		Chemicals: 1.9%
6,700		EI Du Pont de Nemours & Co.	171,654
3,300		PPG Industries, Inc.	144,870
			316,524
		Commercial Services: 1.0%
5,600		H&R Block, Inc.	96,488
6,400		RR Donnelley & Sons Co.	74,368
			170,856
		Computers: 2.1%
4,400	S	Hewlett-Packard Co.	170,060
1,700		International Business Machines Corp.	177,514
			347,574
		Diversified Financial Services: 0.7%
4,649		Ameriprise Financial, Inc.	112,831
			112,831
		Electric: 4.0%
5,200		Exelon Corp.	266,292
4,200	@,S	NRG Energy, Inc.	109,032
1,700		Pacific Gas & Electric Co.	65,348
6,700		PPL Corp.	220,832
			661,504
		Environmental Control: 0.6%
3,400		Waste Management, Inc.	95,744
			95,744
		Food: 2.1%
5,700	S	Kroger Co.	125,685
3,500		Sysco Corp.	78,680
6,100	@@,S	Unilever NV ADR	147,498
			351,863
		Forest Products & Paper: 0.3%
3,200		International Paper Co.	48,416
			48,416
		Healthcare-Products: 3.9%
9,400	S	Johnson & Johnson	533,920
3,100		Medtronic, Inc.	108,159
			642,079
		Healthcare-Services: 0.8%
1,400		Aetna, Inc.	35,070
1,600		Quest Diagnostics	90,288
			125,358
		Household Products/Wares: 0.3%
2,200		Avery Dennison Corp.	56,496
			56,496
		Housewares: 0.7%
10,900		Newell Rubbermaid, Inc.	113,469
			113,469

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
LARGE COMPANY VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance: 3.8%
7,700	S	Allstate Corp.	$187,880
1,900		Chubb Corp.	75,772
2,800		Loews Corp.	76,720
2,800		Torchmark Corp.	103,712
4,300		Travelers Cos., Inc.	176,472
			620,556
		Iron/Steel: 0.5%
1,800		Nucor Corp.	79,974
			79,974
		Media: 3.9%
13,400		CBS Corp. - Class B	92,728
9,300		Comcast Corp. - Class A	134,757
2,200	@	Time Warner Cable, Inc.	69,674
7,900		Time Warner, Inc.	199,001
6,300	@	Viacom - Class B	143,010
			639,170
		Miscellaneous Manufacturing: 6.0%
4,000		Dover Corp.	132,360
42,200	S	General Electric Co.	494,584
7,100	@@	Ingersoll-Rand Co.	148,390
3,200		Parker Hannifin Corp.	137,472
3,200	@@	Tyco International Ltd.	83,136
			995,942
		Office/Business Equipment: 0.7%
3,000		Pitney Bowes, Inc.	65,790
7,900		Xerox Corp.	51,192
			116,982
		Oil & Gas: 15.6%
1,700		Apache Corp.	122,655
8,700	S	Chevron Corp.	576,375
10,700	S	ConocoPhillips	450,042
1,400		Devon Energy Corp.	76,300
500	L	Diamond Offshore Drilling	41,525
11,800	S	ExxonMobil Corp.	824,938
700		Occidental Petroleum Corp.	46,067
8,400	@@,S	Royal Dutch Shell PLC ADR - Class A	421,596
			2,559,498
		Oil & Gas Services: 0.6%
3,000	@	National Oilwell Varco, Inc.	97,980
			97,980
		Pharmaceuticals: 9.6%
3,200	S	Abbott Laboratories	150,528
6,000		Eli Lilly & Co.	207,840
10,100		Merck & Co., Inc.	282,396
39,400		Pfizer, Inc.	591,000
7,600		Wyeth	344,964
			1,576,728
		Retail: 5.6%
1,200		Best Buy Co., Inc.	40,188
1,000		Darden Restaurants, Inc.	32,980
5,300	S	Gap, Inc.	86,920
6,500		Home Depot, Inc.	153,595
2,200	@	Kohl's Corp.	94,050
5,100		Staples, Inc.	102,867

Shares			Value
4,100	@	Starbucks Corp.	$56,949
5,500		Walgreen Co.	161,700
4,000		Wal-Mart Stores, Inc.	193,760
			923,009
		Semiconductors: 0.7%
3,100		Applied Materials, Inc.	34,007
4,800		Intel Corp.	79,440
			113,447
		Software: 2.5%
1,800	@	Fiserv, Inc.	82,260
7,900		Microsoft Corp.	187,783
6,300	@	Oracle Corp.	134,946
			404,989
		Telecommunications: 7.0%
25,100	S	AT&T, Inc.	623,484
6,500	@	Cisco Systems, Inc.	121,160
1,000		Embarq Corp.	42,060
12,100	S	Verizon Communications, Inc.	371,833
			1,158,537
Total Common Stock (Cost $20,049,622)			15,427,066
REAL ESTATE INVESTMENT TRUSTS: 0.6%
		Hotels: 0.1%
2,500	@	Host Hotels & Resorts, Inc.	20,975
			20,975
		Regional Malls: 0.5%
1,412		Simon Property Group, Inc.	72,619
			72,619
Total Real Estate Investment Trusts (Cost $63,057)			93,594
Total Long-Term Investments (Cost $20,112,679)			15,520,660

SHORT-TERM INVESTMENTS: 6.6%
	Affiliated Mutual Fund: 6.3%
1,039,425	ING Institutional Prime Money Market Fund - Class I	1,039,425
Total Mutual Fund (Cost $1,039,425)		1,039,425
Principal Amount		Value
	Securities Lending Collateralcc: 0.3%
$42,741	Bank of New York Mellon Corp. Institutional Cash Reserves	$37,993
Total Securities Lending Collateral (Cost $42,741)		37,993
Total Short-Term Investments (Cost $1,082,166)		1,077,418

Total Investments in Securities (Cost $21,194,845)*	101.0%	$16,598,078
Other Assets and Liabilities - Net	(1.0)	(159,115)
Net Assets	100.0%	$16,438,963

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
LARGE COMPANY VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $21,982,134.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$168,467
Gross Unrealized Depreciation	(5,552,523)
Net Unrealized Depreciation	$(5,384,056)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$15,427,066	$—	$—
Real Estate Investment Trusts	93,594	—	—
Short-Term Investments	1,039,425	37,993	—
Total	$16,560,085	$37,993	$—
Other Financial Instruments***	(18,142)	—	—
Total	$(18,142)	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING American Century Large Company Value Portfolio Open Futures Contracts on June 30, 2009:
Contract Description	Number of Contracts	Expiration Date	Unrealized Depreciation
Long Contracts
S&P 500 E-Mini	17	09/18/09	$(18,142)
			$(18,142)

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 88.6%
		Aerospace/Defense: 1.3%
2,500	@	Aerovironment, Inc.	$77,150
6,100		Curtiss-Wright Corp.	181,353
4,800	@	Esterline Technologies Corp.	129,936
10,900		Kaman Corp.	182,030
6,100	@	Moog, Inc.	157,441
3,200		Northrop Grumman Corp.	146,176
5,200	@	Orbital Sciences Corp.	78,884
4,700		Triumph Group, Inc.	188,000
			1,140,970
		Agriculture: 0.1%
2,100		Universal Corp.	69,531
			69,531
		Airlines: 0.9%
4,900	@	Alaska Air Group, Inc.	89,474
23,300	@	JetBlue Airways Corp.	99,491
8,100		Skywest, Inc.	82,620
75,019		Southwest Airlines Co.	504,878
			776,463
		Apparel: 1.1%
2,500	L	Columbia Sportswear Co.	77,300
21,300	@	CROCS, Inc.	72,420
2,500	@	Deckers Outdoor Corp.	175,675
8,800	@	Skechers USA, Inc.	85,976
4,700	@	True Religion Apparel, Inc.	104,810
10,600	@,L	Volcom, Inc.	132,500
3,400		Weyco Group, Inc.	78,506
8,100		Wolverine World Wide, Inc.	178,686
			905,873

Shares			Value
		Auto Parts & Equipment: 0.4%
7,500	@	ATC Technology Corp.	$108,750
4,600	@@	Autoliv, Inc.	132,342
8,200		Cooper Tire & Rubber Co.	81,344
			322,436
		Banks: 4.9%
5,100	I,L	American National Bankshares I	98,328
22,500		Associated Banc-Corp.	281,250
16,400	L	Boston Private Financial Holdings, Inc.	73,472
2,800		Cass Information Systems, Inc.	91,672
13,800		Central Pacific Financial Corp.	51,750
15,619		Commerce Bancshares, Inc.	497,153
12,200	L	CVB Financial Corp.	72,834
9,000		East-West Bancorp., Inc.	58,410
1,300		First Citizens BancShares, Inc.	173,745
7,500		First Midwest Bancorp., Inc.	54,825
5,800		FirstMerit Corp.	98,484
13,800		FNB Corp.	85,422
59,100		Fulton Financial Corp.	307,911
12,500	I,L	Hampton Roads Bankshares, Inc.	103,125
9,000	I	Heritage Financial Corp.	104,040
3,100		IBERIABANK Corp.	122,171
62,900		Keycorp	329,596
17,500		Marshall & Ilsley Corp.	84,000
4,100	I	National Bankshares, Inc.	98,400
6,205		Northern Trust Corp.	333,084
9,500		Old National Bancorp.	93,290
7,002		Pacific Capital Bancorp.	14,984
47,800		South Financial Group, Inc.	56,882
20,200		Sterling Bancshares, Inc.	127,866
10,700		Susquehanna Bancshares, Inc.	52,323
21,300		Synovus Financial Corp.	63,687
7,700	L	TCF Financial Corp.	102,949
3,069		UCBH Holdings, Inc.	3,867
3,300	L	United Bankshares, Inc.	64,482
12,000	I	Washington Banking Co.	113,040
9,600	L	Webster Financial Corp.	77,280
7,000		Whitney Holding Corp.	64,120
6,100	L	Wilmington Trust Corp.	83,326
5,200	L	Zions Bancorp.	60,112
			4,097,880
		Beverages: 0.7%
6,700	@	Boston Beer Co., Inc.	198,253
11,200		Coca-Cola Enterprises, Inc.	186,480
3,200		Farmer Bros Co.	73,216
4,500		Pepsi Bottling Group, Inc.	152,280
			610,229
		Biotechnology: 0.2%
1,400	@	Bio-Rad Laboratories, Inc.	105,672
3,700	@	Martek Biosciences Corp.	78,255
			183,927
		Building Materials: 0.8%
17,200		Comfort Systems USA, Inc.	176,300
31,349	I	LSI Industries, Inc.	170,852
13,100		Simpson Manufacturing Co., Inc.	283,222
2,500	L	Texas Industries, Inc.	78,400
			708,774

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Chemicals: 2.2%
7,200		Arch Chemicals, Inc.	$177,048
13,000		Cytec Industries, Inc.	242,060
8,200		HB Fuller Co.	153,914
6,200		Innophos Holdings, Inc.	104,718
9,991		International Flavors & Fragrances, Inc.	326,906
8,905		Minerals Technologies, Inc.	320,758
21,900		Olin Corp.	260,391
4,100	@	OM Group, Inc.	118,982
8,100		Schulman A, Inc.	122,391
			1,827,168
		Coal: 0.1%
2,900	@,L	Alpha Natural Resources, Inc.	76,183
			76,183
		Commercial Services: 1.9%
2,500	L	Aaron Rents, Inc.	74,550
5,800		ABM Industries, Inc.	104,806
10,100		CDI Corp.	112,615
4,200	@	Consolidated Graphics, Inc.	73,164
3,800	@	Euronet Worldwide, Inc.	73,682
8,800		Heartland Payment Systems, Inc.	84,216
4,400		Heidrick & Struggles International, Inc.	80,300
10,300	@,L	Lincoln Educational Services Corp.	215,579
1,900		MAXIMUS, Inc.	78,375
9,700	@	MPS Group, Inc.	74,108
7,600		Pharmaceutical Product Development, Inc.	176,472
7,200	@	Rent-A-Center, Inc.	128,376
9,800		Total System Services, Inc.	131,222
18,700	@	TrueBlue, Inc.	157,080
1,800		Watson Wyatt Worldwide, Inc.	67,554
			1,632,099
		Computers: 1.8%
1,300	@@	Accenture Ltd.	43,498
3,500	@	CACI International, Inc.	149,485
13,000	@	Cadence Design Systems, Inc.	76,700
10,878		Diebold, Inc.	286,744
17,100	@	Electronics for Imaging	182,286
5,000	@	Lexmark International, Inc.	79,250
2,254	@	LogMeIn, Inc.	36,064
10,600	@	NCR Corp.	125,398
11,500	@	Perot Systems Corp.	164,795
7,700	@	Silicon Graphics International Corp.	34,958
5,800	@	SYKES Enterprises, Inc.	104,922
12,172	@	Synopsys, Inc.	237,476
			1,521,576
		Cosmetics/Personal Care: 0.5%
4,000		Alberto-Culver Co.	101,720
6,400		Estee Lauder Cos., Inc.	209,088
12,400		Inter Parfums, Inc.	91,016
			401,824
		Distribution/Wholesale: 1.0%
5,000	@	Core-Mark Holding Co., Inc.	130,300
15,459		Genuine Parts Co.	518,804
2,100	@	Tech Data Corp.	68,691
6,100	@	Wesco International, Inc.	152,744
			870,539

Shares			Value
		Diversified Financial Services: 2.3%
9,800	@	AllianceBernstein Holding LP	$196,882
20,766		Ameriprise Financial, Inc.	503,991
10,600		Calamos Asset Management, Inc.	149,566
7,200	@	Cowen Group, Inc.	60,120
18,300	L	GLG Partners, Inc.	74,847
9,491		Invesco Ltd.	169,130
5,400	@	Investment Technology Group, Inc.	110,106
6,900		Legg Mason, Inc.	168,222
5,000		OptionsXpress Holdings, Inc.	77,650
11,060		Pzena Investment Management, Inc.	83,835
22,000	@	TradeStation Group, Inc.	186,120
6,700		Waddell & Reed Financial, Inc.	176,679
			1,957,148
		Electric: 6.5%
9,734		American Electric Power Co., Inc.	281,215
6,400		Avista Corp.	113,984
4,600		Black Hills Corp.	105,754
4,300		Central Vermont Public Service Corp.	77,830
3,700		Cleco Corp.	82,954
12,400		Empire District Electric Co.	204,848
27,751		Great Plains Energy, Inc.	431,528
28,851		Idacorp, Inc.	754,165
4,700		MDU Resources Group, Inc.	89,159
2,400		MGE Energy, Inc.	80,520
7,796		Northeast Utilities	173,929
3,800		NorthWestern Corp.	86,488
32,915		Portland General Electric Co.	641,184
6,000		Unitil Corp.	123,720
39,378		Westar Energy, Inc.	739,125
27,284		Wisconsin Energy Corp.	1,110,732
22,535		Xcel Energy, Inc.	414,869
			5,512,004
		Electrical Components & Equipment: 1.8%
7,400		Belden CDT, Inc.	123,580
6,200	L	Encore Wire Corp.	132,370
2,000	@	General Cable Corp.	75,160
11,400		Hubbell, Inc.	365,484
12,676	@	Littelfuse, Inc.	253,013
34,689		Molex, Inc.	539,414
			1,489,021
		Electronics: 2.2%
4,400		Analogic Corp.	162,580
22,318		AVX Corp.	221,618
6,900		Bel Fuse, Inc.	110,676
11,900	@	Benchmark Electronics, Inc.	171,360
4,700		Brady Corp.	118,064
3,900	@	Coherent, Inc.	80,652
2,800	@	Cymer, Inc.	83,244
17,300	@	Electro Scientific Industries, Inc.	193,414
4,700		Park Electrochemical Corp.	101,191
15,500	@	Rogers Corp.	313,565
3,300	@	Thomas & Betts Corp.	95,238
7,800	@	TTM Technologies, Inc.	62,088
15,900	@	Vishay Intertechnology, Inc.	107,961
			1,821,651

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Engineering & Construction: 1.0%
18,200	@	EMCOR Group, Inc.	$366,184
5,200		Granite Construction, Inc.	173,056
8,700		KBR, Inc.	160,428
22,200	@,@@	Khd Humboldt Wedag International	185,148
			884,816
		Entertainment: 1.2%
5,200	@	Bally Technologies, Inc.	155,584
20,617		International Speedway Corp.	528,001
24,265		Speedway Motorsports, Inc.	333,886
			1,017,471
		Environmental Control: 2.9%
15,700		American Ecology Corp.	281,344
74,885	@,@@	IESI-BFC Ltd.	871,397
24,417		Republic Services, Inc.	596,019
2,600	@	Waste Connections, Inc.	67,366
23,232		Waste Management, Inc.	654,213
			2,470,339
		Food: 3.2%
12,400		B&G Foods, Inc.	104,284
22,300		Campbell Soup Co.	656,066
26,178	S	ConAgra Foods, Inc.	498,953
3,000		Corn Products International, Inc.	80,370
3,100		General Mills, Inc.	173,662
2,737		Hershey Co.	98,532
14,600		HJ Heinz Co.	521,220
1,800		J&J Snack Foods Corp.	64,620
4,000		Kellogg Co.	186,280
2,100	@	Ralcorp Holdings, Inc.	127,932
6,900		Weis Markets, Inc.	231,288
			2,743,207
		Forest Products & Paper: 0.5%
7,400		Glatfelter	65,860
10,436		MeadWestvaco Corp.	171,255
5,567		Weyerhaeuser Co.	169,404
			406,519
		Gas: 2.2%
13,700		AGL Resources, Inc.	435,660
5,100		Atmos Energy Corp.	127,704
5,200		Nicor, Inc.	180,024
42,042		Southwest Gas Corp.	933,753
5,033		WGL Holdings, Inc.	161,157
			1,838,298
		Hand/Machine Tools: 0.6%
11,200		Kennametal, Inc.	214,816
5,600		Lincoln Electric Holdings, Inc.	201,824
2,400		Regal-Beloit Corp.	95,328
			511,968
		Healthcare-Products: 3.7%
10,301		Beckman Coulter, Inc.	588,599
9,000	@	Boston Scientific Corp.	91,260
2,700	@@	Covidien PLC	101,088
28,724	@,I	Cutera, Inc.	247,601
11,300	@	Patterson Cos., Inc.	245,210
6,100		Steris Corp.	159,088
30,524	@	Symmetry Medical, Inc.	284,484

Shares			Value
8,600	I	Utah Medical Products, Inc.	$229,706
31,700	I	Young Innovations, Inc.	690,743
8,600	@	Zimmer Holdings, Inc.	366,360
8,100	@	Zoll Medical Corp.	156,654
			3,160,793
		Healthcare-Services: 1.6%
3,500	@	AMERIGROUP Corp.	93,975
7,400	@	Amsurg Corp.	158,656
5,600	@	Assisted Living Concepts, Inc.	81,480
6,100	@	Kindred Healthcare, Inc.	75,457
7,200	@	LifePoint Hospitals, Inc.	189,000
10,500	@	Magellan Health Services, Inc.	344,610
4,700		National Healthcare Corp.	178,318
1,928		Universal Health Services, Inc.	94,183
10,100	@	US Physical Therapy, Inc.	148,975
			1,364,654
		Home Builders: 0.2%
7,500		M/I Homes, Inc.	73,425
2,600		MDC Holdings, Inc.	78,286
			151,711
		Home Furnishings: 0.0%
1,000		Whirlpool Corp.	42,560
			42,560
		Household Products/Wares: 2.4%
3,900		American Greetings Corp.	45,552
1,700		Clorox Co.	94,911
3,314		CSS Industries, Inc.	67,539
10,000		Fortune Brands, Inc.	347,400
4,400	@	Helen of Troy Ltd.	73,876
3,500	@	Jarden Corp.	65,625
21,423		Kimberly-Clark Corp.	1,123,208
2,900		Tupperware Corp.	75,458
5,400		WD-40 Co.	156,600
			2,050,169
		Insurance: 7.6%
16,000		American Equity Investment Life Holding Co.	89,280
23,300		AON Corp.	882,371
3,200	@@	Aspen Insurance Holdings Ltd.	71,488
11,300	@@,L	Assured Guaranty Ltd.	139,894
12,100	I	Baldwin & Lyons, Inc.	238,370
14,700		Chubb Corp.	586,236
5,100		Delphi Financial Group	99,093
11,900		Erie Indemnity Co.	425,544
5,600		Hanover Insurance Group, Inc.	213,416
28,637		HCC Insurance Holdings, Inc.	687,574
4,800	@@	IPC Holdings Ltd.	131,232
55,108		Marsh & McLennan Cos., Inc.	1,109,324
10,600	@@	Max Re Capital Ltd.	195,676
13,500	I	Mercer Insurance Group, Inc.	214,650
1,301		OneBeacon Insurance Group Ltd.	15,209
2,500	@@	PartnerRe Ltd.	162,375
8,000	@@	Platinum Underwriters Holdings Ltd.	228,720
25,000		PMI Group, Inc.	49,500
3,700	@	ProAssurance Corp.	170,977
2,915		Transatlantic Holdings, Inc.	126,307
7,400		Travelers Cos., Inc.	303,696
4,900		United Fire & Casualty Co.	84,035

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance (continued)
7,500		Unitrin, Inc.	$90,150
5,900		Zenith National Insurance Corp.	128,266
			6,443,383
		Internet: 0.6%
5,600	@	Avocent Corp.	78,176
8,300	@	IAC/InterActiveCorp	133,215
43,300	@	RealNetworks, Inc.	129,467
17,700	@	TIBCO Software, Inc.	126,909
			467,767
		Investment Companies: 1.1%
19,400		Apollo Investment Corp.	116,400
40,900		Ares Capital Corp.	329,654
63,800		MCG Capital Corp.	155,034
3,100		MVC Capital, Inc.	26,226
29,600	L	Patriot Capital Funding, Inc.	50,616
20,600		PennantPark Investment Corp.	146,260
8,200		Prospect Capital Corp.	75,440
			899,630
		Iron/Steel: 0.4%
6,300		Carpenter Technology Corp.	131,103
3,100		Cliffs Natural Resources, Inc.	75,857
10,100		Mesabi Trust	112,110
			319,070
		Leisure Time: 0.2%
13,000		Callaway Golf Co.	65,910
2,000	@	WMS Industries, Inc.	63,020
			128,930
		Machinery-Diversified: 1.2%
58,366	@	Altra Holdings, Inc.	437,161
6,100		IDEX Corp.	149,877
6,000	@	Kadant, Inc.	67,740
6,300		Robbins & Myers, Inc.	121,275
4,800	@	Tecumseh Products Co.	46,608
2,400		Wabtec Corp.	77,208
3,500	@	Zebra Technologies Corp.	82,810
			982,679
		Media: 0.4%
43,800		Journal Communications, Inc.	45,990
6,600		McGraw-Hill Cos., Inc.	198,726
3,600	I	Value Line, Inc.	118,332
			363,048
		Metal Fabricate/Hardware: 1.7%
7,000		Commercial Metals Co.	112,210
4,000		Dynamic Materials Corp.	77,120
8,500	@	Haynes International, Inc.	201,450
12,100		Kaydon Corp.	393,976
5,800		Lawson Products	82,418
16,200		Mueller Industries, Inc.	336,960
20,200		Mueller Water Products, Inc.	75,548
4,000	@	RBC Bearings, Inc.	81,800
4,200	@	RTI International Metals, Inc.	74,214
			1,435,696
		Mining: 1.1%
7,900	@	Brush Engineered Materials, Inc.	132,325
7,200	@@	Iamgold Corp.	72,864

Shares			Value
2,300		Kaiser Aluminum Corp.	$82,593
8,624		Newmont Mining Corp.	352,463
4,000		Royal Gold, Inc.	166,800
2,161		Vulcan Materials Co.	93,139
			900,184
		Miscellaneous Manufacturing: 1.3%
14,400		Actuant Corp.	175,680
2,800		Acuity Brands, Inc.	78,540
15,100		Barnes Group, Inc.	179,539
7,200		Brink's Co.	209,016
4,400	@	Ceradyne, Inc.	77,704
4,300		Dover Corp.	142,287
6,200		Freightcar America, Inc.	104,222
12,100	@	Griffon Corp.	100,672
			1,067,660
		Office/Business Equipment: 0.4%
15,800		Pitney Bowes, Inc.	346,494
			346,494
		Oil & Gas: 3.5%
4,568		Apache Corp.	329,581
4,000		Berry Petroleum Co.	74,360
2,900	@	Bill Barrett Corp.	79,634
4,500		Cimarex Energy Co.	127,530
2,500		EOG Resources, Inc.	169,800
17,886		EQT Corp.	624,400
6,100		Frontier Oil Corp.	79,971
3,100	@	Goodrich Petroleum Corp.	76,229
13,000	@	Mariner Energy, Inc.	152,750
4,900		Noble Energy, Inc.	288,953
9,400	@	SandRidge Energy, Inc.	80,088
6,800		St. Mary Land & Exploration Co.	141,916
7,200	@	Unit Corp.	198,504
44,900	L	W&T Offshore, Inc.	437,326
2,200	@	Whiting Petroleum Corp.	77,352
			2,938,394
		Oil & Gas Services: 1.0%
12,000	@	Cameron International Corp.	339,600
13,500	@,L	Global Industries Ltd.	76,410
13,300	@	Helix Energy Solutions Group, Inc.	144,571
17,100	@	Key Energy Services, Inc.	98,496
1,548		Lufkin Industries, Inc.	65,093
12,975	@,@@	North American Energy Partners, Inc.	79,018
			803,188
		Packaging & Containers: 0.8%
17,498	S	Bemis Co.	440,950
8,500		Sonoco Products Co.	203,575
			644,525
		Pharmaceuticals: 1.0%
8,500		Cardinal Health, Inc.	259,675
9,400	@	Endo Pharmaceuticals Holdings, Inc.	168,448
10,600	@	Obagi Medical Products, Inc.	77,274
5,400	@	Par Pharmaceutical Cos., Inc.	81,810
3,700		Perrigo Co.	102,786
20,900	@,I	Schiff Nutrition International, Inc.	106,381
4,500	@	Sepracor, Inc.	77,940
			874,314

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Real Estate: 0.1%
21,035	@,I	HFF, Inc.	$82,037
			82,037
		Retail: 5.4%
11,000		American Eagle Outfitters	155,870
5,000		Barnes & Noble, Inc.	103,150
12,000		Bebe Stores, Inc.	82,560
2,000	@	BJ's Wholesale Club, Inc.	64,460
3,900		Bob Evans Farms, Inc.	112,086
4,100		Casey's General Stores, Inc.	105,329
7,900	@	Childrens Place Retail Stores, Inc.	208,797
1,300	@	Chipotle Mexican Grill, Inc.	90,727
27,400		Christopher & Banks Corp.	183,854
22,700	@	Coldwater Creek, Inc.	137,562
8,300		Costco Wholesale Corp.	379,310
11,000	@	Dress Barn, Inc.	157,300
13,500	@	DSW, Inc.	132,975
26,300		Finish Line	195,146
7,000		Foot Locker, Inc.	73,290
5,200		Fred's, Inc.	65,520
8,100	@	Genesco, Inc.	152,037
2,900	L	Group 1 Automotive, Inc.	75,458
10,500	@	HOT Topic, Inc.	76,755
4,300	@	Jack in the Box, Inc.	96,535
27,200		Lowe's Cos., Inc.	527,952
5,400		Men's Wearhouse, Inc.	103,572
18,900	@,I	PC Connection, Inc.	99,225
12,600		PEP Boys-Manny Moe & Jack	127,764
13,200		Petsmart, Inc.	283,272
14,200		RadioShack Corp.	198,232
11,600	@	Red Robin Gourmet Burgers, Inc.	217,500
13,800	I	Sport Supply Group, Inc.	118,542
6,900		Stage Stores, Inc.	76,590
59,200	@	Wet Seal, Inc.	181,744
			4,583,114
		Savings & Loans: 1.8%
6,100		Brookline Bancorp., Inc.	56,852
8,900		First Financial Northwest, Inc.	69,598
15,100		First Niagara Financial Group, Inc.	172,442
11,900	I	K-Fed Bancorp	109,242
48,578		People's United Financial, Inc.	730,613
10,100		Provident Financial Services, Inc.	91,910
23,212		Washington Federal, Inc.	301,756
			1,532,413
		Semiconductors: 2.2%
20,900		Applied Materials, Inc.	229,273
8,600		Cohu, Inc.	77,228
9,000	@	Emulex Corp.	88,020
33,200	@,I	Intellon Corp.	141,100
7,700		Intersil Corp.	96,789
7,500		KLA-Tencor Corp.	189,375
15,100	@	Mattson Technology, Inc.	17,818
5,800	@	MKS Instruments, Inc.	76,502
13,300	@	QLogic Corp.	168,644
13,600	@	Rudolph Technologies, Inc.	75,072
29,700	@	Teradyne, Inc.	203,742
8,500	@	Varian Semiconductor Equipment Associates, Inc.	203,915
6,772	@	Veeco Instruments, Inc.	78,487
13,100	@,@@	Verigy Ltd.	159,427
6,700	@	Zoran Corp.	73,030
			1,878,422

Shares			Value
		Software: 2.0%
15,904	@	Aspen Technology, Inc.	$135,661
20,100		IMS Health, Inc.	255,270
46,200	@	Parametric Technology Corp.	540,078
11,300	@	Sybase, Inc.	354,142
26,900	@	THQ, Inc.	192,604
88,813	@,I	Ulticom, Inc.	177,626
			1,655,381
		Telecommunications: 2.0%
16,000	@	3Com Corp.	75,360
3,700		Adtran, Inc.	79,439
2,400	@	Anixter International, Inc.	90,216
5,300	@	Atheros Communications, Inc.	101,972
2,000		Atlantic Tele-Network, Inc.	78,580
4,596	@@	BCE, Inc.	94,832
2,300		Black Box Corp.	76,981
7,200		D & E Communications, Inc.	73,656
5,751	@	DigitalGlobe, Inc.	110,419
5,800		Embarq Corp.	243,948
21,526		Iowa Telecommunications Services, Inc.	269,290
6,900	@	IPG Photonics Corp.	75,693
4,800	@	NeuStar, Inc.	106,368
42,300	@	OpNext, Inc.	90,522
6,300		Plantronics, Inc.	119,133
			1,686,409
		Textiles: 0.1%
2,300		G&K Services, Inc.	48,645
			48,645
		Toys/Games/Hobbies: 0.7%
2,700		Hasbro, Inc.	65,448
5,900	@	Jakks Pacific, Inc.	75,697
25,800		Mattel, Inc.	414,090
4,100	@	RC2 Corp.	54,243
			609,478
		Transportation: 1.6%
3,300		Arkansas Best Corp.	86,955
2,400	@,L	Bristow Group, Inc.	71,112
85,400		DHT Maritime, Inc.	444,934
11,200	L	Diana Shipping, Inc.	149,184
4,700	L	Genco Shipping & Trading Ltd.	102,084
5,500	@	HUB Group, Inc.	113,520
2,500	@@,L	Nordic American Tanker Shipping	79,550
2,200	@	Old Dominion Freight Line	73,854
13,500	@@	UTI Worldwide, Inc.	153,900
5,600		Werner Enterprises, Inc.	101,472
			1,376,565
		Trucking & Leasing: 0.1%
3,600		GATX Corp.	92,592
			92,592
		Water: 0.1%
5,500	I	Artesian Resources Corp.	87,615
			87,615
Total Common Stock (Cost $75,459,239)			74,815,434

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 4.2%
		Diversified: 0.1%
3,600		Washington Real Estate Investment Trust	$80,532
			80,532
		Forest Products & Paper: 0.1%
1,892		Rayonier, Inc.	68,774
			68,774
		Health Care: 0.8%
7,300		Healthcare Realty Trust, Inc.	122,859
16,800		Medical Properties Trust, Inc.	101,976
6,800		National Health Investors, Inc.	181,628
5,100		Omega Healthcare Investors, Inc.	79,152
13,700		Senior Housing Properties Trust	223,584
			709,199
		Hotels: 0.4%
28,885	@	Host Hotels & Resorts, Inc.	242,345
13,700	@	Sunstone Hotel Investors, Inc.	73,295
			315,640
		Mortgage: 0.9%
2,100		Annaly Capital Management, Inc.	31,794
8,500		Capstead Mortgage Corp.	108,035
33,300		Chimera Investment Corp.	116,217
8,455	@	Cypress Sharpridge Investments, Inc.	100,614
3,700		Hatteras Financial Corp.	105,783
33,800		MFA Mortgage Investments, Inc.	233,896
5,000		Redwood Trust, Inc.	73,800
			770,139
		Office Property: 0.7%
7,100		BioMed Realty Trust, Inc.	72,633
6,964		Boston Properties, Inc.	332,183
7,200		Highwoods Properties, Inc.	161,064
			565,880
		Real Estate: 0.4%
17,723	@	Government Properties Income Trust	363,853
			363,853
		Shopping Centers: 0.1%
11,300		Inland Real Estate Corp.	79,100
			79,100
		Single Tenant: 0.3%
4,200		Getty Realty Corp.	79,254
4,600		National Retail Properties, Inc.	79,810
3,600		Realty Income Corp.	78,912
			237,976
		Storage: 0.3%
3,100		Public Storage, Inc.	202,988
			202,988
		Warehouse/Industrial: 0.1%
28,800		DCT Industrial Trust, Inc.	117,504
			117,504
Total Real Estate Investment Trusts (Cost $3,203,712)			3,511,585

Shares			Value
EXCHANGE-TRADED FUNDS: 3.0%
		Exchange-Traded Funds: 3.0%
23,200	L	iShares Russell 2000 Index Fund	$1,182,272
21,900		iShares Russell 2000 Value Index Fund	1,019,007
11,400		iShares Russell Midcap Value Index Fund	330,144
Total Exchange-Traded Funds (Cost $2,489,477)			2,531,423
MUTUAL FUNDS: 0.0%
		Closed-End Funds: 0.0%
5,200		Highland Credit Strategies Fund	25,532
Total Mutual Funds (Cost $135,518)			25,532
PREFERRED STOCK: 3.4%
		Agriculture: 0.2%
205	P	Universal Corp.	165,076
			165,076
		Banks: 0.1%
105		Huntington Bancshares, Inc.	77,963
8,100	P,I	Midwest Banc Holdings, Inc.	34,749
			112,712
		Insurance: 1.8%
33,400	@@,I	Aspen Insurance Holdings Ltd.	1,377,750
7,300	P,I	Odyssey Re Holdings Corp.	156,585
			1,534,335
		Leisure Time: 0.1%
768	#,P,I	Callaway Golf Co.	70,833
			70,833
		Media: 0.1%
75	#,I	LodgeNet Interactive Corp.	76,125
			76,125
		Real Estate: 1.1%
13,100		Digital Realty Trust, Inc.	291,066
5,800	I	Entertainment Properties	90,480
3,100	I	Lexington Realty Trust	62,000
12,700	P,I	National Retail Properties	254,000
12,400	P,I	PS Business Parks, Inc.	255,440
			952,986
Total Preferred Stock (Cost $3,391,987)			2,912,067
Total Long-Term Investments (Cost $84,679,933)			83,796,041
SHORT-TERM INVESTMENTS: 5.5%

	Affiliated Mutual Fund: 1.0%
802,184	ING Institutional Prime Money Market Fund - Class I	802,184
Total Mutual Fund (Cost $802,184)		802,184

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Securities Lending Collateralcc: 4.5%
$3,850,250	Bank of New York Mellon Corp. Institutional Cash Reserves	$3,820,010
Total Securities Lending Collateral (Cost $3,850,250)		3,820,010
Total Short-Term Investments (Cost $4,652,434)		4,622,194

Total Investments in Securities (Cost $89,332,367)*	104.7%	$88,418,235
Other Assets and Liabilities - Net	(4.7)	(3,941,314)
Net Assets	100.0%	$84,476,921

@  Non-income producing security

@@  Foreign Issuer

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $101,164,709.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,004,768
Gross Unrealized Depreciation	(18,751,242)
Net Unrealized Depreciation	$(12,746,474)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$74,815,434	$—	$—
Real Estate Investment Trusts	3,511,585	—	—
Exchange-Traded Funds	2,531,423	—	—
Mutual Funds	25,532	—	—
Preferred Stock	—	2,912,067	—
Short-Term Investments	802,184	3,820,010	—
Total	$81,686,158	$6,732,077	$—
Other Financial Instruments***	—	4,888	—
Total	$—	$4,888	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

At June 30, 2009 the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio:
Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation
Canadian Dollar
CAD	576,249	SELL	7/31/09	500,385	495,497	$4,888
						$4,888

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BARON ASSET PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 93.1%
		Advertising: 1.0%
4,700	@	Lamar Advertising Co.	$71,769
			71,769
		Apparel: 2.4%
3,300		Polo Ralph Lauren Corp.	176,682
			176,682
		Biotechnology: 0.6%
640	@	Millipore Corp.	44,934
			44,934
		Chemicals: 2.5%
1,790		Airgas, Inc.	72,549
2,900		Ecolab, Inc.	113,071
			185,620
		Commercial Services: 14.1%
1,000	@	Corrections Corp. of America	16,990
4,350		DeVry, Inc.	217,674
3,600		Equifax, Inc.	93,960
7,150	@	Gartner, Inc.	109,109
4,330	@	Iron Mountain, Inc.	124,488
1,100	@	Morningstar, Inc.	45,353
4,400	@	Quanta Services, Inc.	101,772
4,850	@@	Ritchie Brothers Auctioneers, Inc.	113,733
3,000		Robert Half International, Inc.	70,860
8,850	@	SAIC, Inc.	164,168
			1,058,107

Shares			Value
		Computers: 0.3%
400	@	IHS, Inc.	$19,948
			19,948
		Distribution/Wholesale: 2.0%
4,550		Fastenal Co.	150,924
			150,924
		Diversified Financial Services: 10.5%
1,000	@	AllianceBernstein Holding LP	20,090
17,500		Charles Schwab Corp.	306,945
630		CME Group, Inc.	195,999
7,400		Eaton Vance Corp.	197,950
100	@	IntercontinentalExchange, Inc.	11,424
1,300		T. Rowe Price Group, Inc.	54,171
			786,579
		Electronics: 3.3%
2,900	@	Flir Systems, Inc.	65,424
1,210	@,@@	Mettler Toledo International, Inc.	93,352
2,250	@	Thermo Electron Corp.	91,733
			250,509
		Energy-Alternate Sources: 0.9%
4,200	@	Covanta Holding Corp.	71,232
			71,232
		Engineering & Construction: 0.5%
1,185	@	Aecom Technology Corp.	37,920
			37,920
		Entertainment: 0.2%
870	@	Scientific Games Corp.	13,720
			13,720
		Environmental Control: 2.5%
3,700	@	Stericycle, Inc.	190,661
			190,661
		Gas: 1.6%
6,500		Southern Union Co.	119,535
			119,535
		Healthcare-Products: 7.5%
3,400		Densply International, Inc.	103,768
490	@	Gen-Probe, Inc.	21,060
2,300	@	Henry Schein, Inc.	110,285
4,900	@	Idexx Laboratories, Inc.	226,380
350	@	Intuitive Surgical, Inc.	57,281
700		Techne Corp.	44,667
			563,441
		Healthcare-Services: 3.7%
4,600	@	Community Health Systems, Inc.	116,150
3,300	@	Covance, Inc.	162,360
			278,510
		Home Builders: 0.2%
1,000	@	Toll Brothers, Inc.	16,970
			16,970
		Insurance: 4.0%
3,250	@,@@	Arch Capital Group Ltd.	190,385
5,400		Brown & Brown, Inc.	107,622
			298,007

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BARON ASSET PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Internet: 2.3%
2,370	@	Equinix, Inc.	$172,394
			172,394
		Lodging: 2.0%
2,250		Choice Hotels International, Inc.	59,873
2,500	@	Wynn Resorts Ltd.	88,250
			148,123
		Media: 2.5%
1,570	@	Discovery Communications, Inc. - Class A	35,404
3,050		Factset Research Systems, Inc.	152,104
			187,508
		Metal Fabricate/Hardware: 1.0%
1,020		Precision Castparts Corp.	74,491
			74,491
		Oil & Gas: 5.2%
3,500		Helmerich & Payne, Inc.	108,045
2,350		Range Resources Corp.	97,314
4,762		XTO Energy, Inc.	181,623
			386,982
		Oil & Gas Services: 0.9%
800		Core Laboratories NV	69,720
			69,720
		Pharmaceuticals: 2.2%
6,200	@	VCA Antech, Inc.	165,540
			165,540
		Real Estate: 1.6%
13,000	@	CB Richard Ellis Group, Inc.	121,680
			121,680
		Retail: 7.4%
2,650	@	Carmax, Inc.	38,955
1,450	@	Cheesecake Factory	25,085
4,100	@	Copart, Inc.	142,147
4,500	@	Dick's Sporting Goods, Inc.	77,400
1,900	@	J Crew Group, Inc.	51,338
1,650		MSC Industrial Direct Co.	58,542
3,700		Tiffany & Co.	93,832
3,290	@	Urban Outfitters, Inc.	68,662
			555,961
		Software: 2.6%
1,870	@	Ansys, Inc.	58,269
4,500	@	MSCI, Inc. - Class A	109,980
2,500	@	Nuance Communications, Inc.	30,225
			198,474
		Telecommunications: 2.2%
1,500	@	NII Holdings, Inc.	28,605
5,490	@	SBA Communications Corp.	134,725
			163,330
		Textiles: 0.5%
1,000	@	Mohawk Industries, Inc.	35,680
			35,680

Shares		Value
	Transportation: 4.9%
4,300	CH Robinson Worldwide, Inc.	$224,245
4,400	Expeditors International Washington, Inc.	146,696
		370,941
Total Common Stock (Cost $8,749,362)		6,985,892
REAL ESTATE INVESTMENT TRUSTS: 1.1%
	Diversified: 0.3%
513	Vornado Realty Trust	23,100
		23,100
	Office Property: 0.8%
1,000	Alexandria Real Estate Equities, Inc.	35,790
2,200	Douglas Emmett, Inc.	19,778
		55,568
Total Real Estate Investment Trusts (Cost $121,620)		78,668

Total Investments in Securities (Cost $8,870,982)*	94.2%	$7,064,560
Other Assets and Liabilities - Net	5.8	435,427
Net Assets	100.0%	$7,499,987

@  Non-income producing security

@@  Foreign Issuer

*  Cost for federal income tax purposes is $8,959,905.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$200,023
Gross Unrealized Depreciation	(2,095,368)
Net Unrealized Depreciation	$(1,895,345)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$6,985,892	$—	$—
Real Estate Investment Trusts	78,668	—	—
Total	$7,064,560	$—	$—
Other Financial Instruments***	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP   PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 88.4%
		Advertising: 0.8%
291,730	@	Lamar Advertising Co.	$4,454,717
			4,454,717
		Apparel: 1.8%
10,000		Polo Ralph Lauren Corp.	535,400
400,269	@	Under Armour, Inc.	8,958,020
			9,493,420
		Beverages: 0.9%
200,000	@	Peet's Coffee & Tea, Inc.	5,040,000
			5,040,000
		Biotechnology: 1.1%
180,000	@	Charles River Laboratories International, Inc.	6,075,000
			6,075,000
		Commercial Services: 12.8%
111,500	@	Bankrate, Inc.	2,814,260
95,246		Chemed Corp.	3,760,312
120,000	@	CoStar Group, Inc.	4,784,400
325,000		DeVry, Inc.	16,263,000
430,000	@	Gartner, Inc.	6,561,800
199,404		Interactive Data Corp.	4,614,209
228,000	@	Morningstar, Inc.	9,400,440
200,000	@	Riskmetrics Group, Inc.	3,532,000
377,151	@@	Ritchie Brothers Auctioneers, Inc.	8,844,191
40,000		Strayer Education, Inc.	8,724,400
			69,299,012

Shares			Value
		Distribution/Wholesale: 2.1%
700,000	@	LKQ Corp.	$11,514,999
			11,514,999
		Diversified Financial Services: 2.4%
175,000		Cohen & Steers, Inc.	2,616,250
230,958		Eaton Vance Corp.	6,178,127
200,000		Jefferies Group, Inc.	4,266,000
			13,060,377
		Electric: 1.3%
160,000		ITC Holdings Corp.	7,257,600
			7,257,600
		Electronics: 1.9%
135,000	@,@@	Mettler Toledo International, Inc.	10,415,250
			10,415,250
		Engineering & Construction: 2.5%
275,000	@	Aecom Technology Corp.	8,800,000
150,000	@	Stanley, Inc.	4,932,000
			13,732,000
		Entertainment: 2.3%
300,000	@	Penn National Gaming, Inc.	8,733,000
130,724	@	Vail Resorts, Inc.	3,506,018
			12,239,018
		Environmental Control: 1.6%
300,000	@	Tetra Tech, Inc.	8,595,000
			8,595,000
		Food: 3.6%
200,000	@	Ralcorp Holdings, Inc.	12,184,000
400,000		Whole Foods Market, Inc.	7,592,000
			19,776,000
		Gas: 1.4%
400,000		Southern Union Co.	7,356,000
			7,356,000
		Hand/Machine Tools: 0.2%
60,000		Kennametal, Inc.	1,150,800
			1,150,800
		Healthcare-Products: 6.2%
100,000	@	Edwards Lifesciences Corp.	6,803,000
180,000	@	Gen-Probe, Inc.	7,736,400
160,000	@	Idexx Laboratories, Inc.	7,392,000
15,000	@	Intuitive Surgical, Inc.	2,454,900
123,700	@	PSS World Medical, Inc.	2,289,687
105,000		Techne Corp.	6,700,050
			33,376,037
		Healthcare-Services: 5.0%
325,000	@	AMERIGROUP Corp.	8,726,250
401,000	@	Community Health Systems, Inc.	10,125,250
110,000	@	Covance, Inc.	5,412,000
199,040	@	Skilled Healthcare Group, Inc.	1,492,800
185,000	@	Sun Healthcare Group, Inc.	1,561,400
			27,317,700

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP   PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Household Products/Wares: 1.3%
125,000		Church & Dwight Co., Inc.	$6,788,750
			6,788,750
		Insurance: 0.7%
65,000	@,@@	Arch Capital Group Ltd.	3,807,700
			3,807,700
		Internet: 3.2%
80,000	@	Blue Nile, Inc.	3,439,200
120,000	@	Equinix, Inc.	8,728,800
171,020	@	WebMD Health Corp.	5,116,918
			17,284,918
		Lodging: 2.5%
350,000		Choice Hotels International, Inc.	9,313,500
125,000	@	Wynn Resorts Ltd.	4,412,500
			13,726,000
		Media: 0.8%
85,000		Factset Research Systems, Inc.	4,238,950
			4,238,950
		Metal Fabricate/Hardware: 0.7%
125,000		Kaydon Corp.	4,070,000
			4,070,000
		Miscellaneous Manufacturing: 0.2%
67,747		American Railcar Industries, Inc.	559,590
61,330	@	Colfax Corp.	473,468
			1,033,058
		Oil & Gas: 3.3%
75,000	@	Concho Resources, Inc.	2,151,750
275,000	@	Encore Acquisition Co.	8,483,750
175,000		Helmerich & Payne, Inc.	5,402,250
45,000		Range Resources Corp.	1,863,450
			17,901,200
		Oil & Gas Services: 4.2%
100,000		Core Laboratories NV	8,715,000
150,000	@	FMC Technologies, Inc.	5,637,000
115,000	@	SEACOR Holdings, Inc.	8,652,600
			23,004,600
		Pharmaceuticals: 1.7%
335,228	@	VCA Antech, Inc.	8,950,588
			8,950,588
		Real Estate: 0.9%
509,568	@	CB Richard Ellis Group, Inc.	4,769,556
			4,769,556
		Retail: 10.2%
70,000	@	Carmax, Inc.	1,029,000
144,000	@	Cheesecake Factory	2,491,200
275,000	@	Copart, Inc.	9,534,250
575,000	@	Dick's Sporting Goods, Inc.	9,890,000
279,746	@	J Crew Group, Inc.	7,558,737
140,000		MSC Industrial Direct Co.	4,967,200
150,000	@	Panera Bread Co.	7,479,000
500,000		Penske Auto Group, Inc.	8,320,000
275,000	@	Sonic Corp.	2,758,250
49,884		Tiffany & Co.	1,265,058
			55,292,695

Shares			Value
		Software: 5.5%
125,225	@	Advent Software, Inc.	$4,106,128
250,000	@	Ansys, Inc.	7,790,000
135,000	@	Concur Technologies, Inc.	4,195,800
563,875	@	MSCI, Inc. - Class A	13,781,105
			29,873,033
		Telecommunications: 0.7%
151,764	@	SBA Communications Corp.	3,724,289
			3,724,289
		Textiles: 1.0%
150,000	@	Mohawk Industries, Inc.	5,352,000
			5,352,000
		Toys/Games/Hobbies: 1.5%
225,000	@	Marvel Entertainment, Inc.	8,007,750
			8,007,750
		Transportation: 2.1%
350,000	@	Genesee & Wyoming, Inc.	9,278,500
60,000		Landstar System, Inc.	2,154,600
			11,433,100
Total Common Stock (Cost $419,882,774)			479,411,117
REAL ESTATE INVESTMENT TRUSTS: 2.8%
		Diversified: 0.9%
135,000		Digital Realty Trust, Inc.	4,839,750
			4,839,750
		Office Property: 0.7%
100,000		Alexandria Real Estate Equities, Inc.	3,579,000
			3,579,000
		Single Tenant: 1.2%
24,300	@	Alexander's, Inc.	6,551,280
			6,551,280
Total Real Estate Investment Trusts (Cost $16,153,874)			14,970,030
Total Long-Term Investments (Cost $436,036,648)			494,381,147

SHORT-TERM INVESTMENTS: 9.0%
	Affiliated Mutual Fund: 9.0%
48,627,268	ING Institutional Prime Money Market Fund - Class I	48,627,268
Total Short-Term Investments (Cost $48,627,268)		48,627,268

Total Investments in Securities (Cost $484,663,916)*	100.2%	$543,008,415
Other Assets and Liabilities - Net	(0.2)	(845,041)
Net Assets	100.0%	$542,163,374

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP   PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

@  Non-income producing security

@@  Foreign Issuer

*  Cost for federal income tax purposes is $484,870,322.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$91,945,284
Gross Unrealized Depreciation	(33,807,191)
Net Unrealized Appreciation	$58,138,093

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$479,411,117	$—	$—
Real Estate Investment Trusts	14,970,030	—	—
Short-Term Investments	48,627,268	—	—
Total	$543,008,415	$—	$—
Other Financial Instruments***	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ING COLUMBIA   PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 90.3%
		Aerospace/Defense: 2.1%
6,590	@	AAR Corp.	$105,770
188,000	@	BE Aerospace, Inc.	2,699,680
94,240	@	Esterline Technologies Corp.	2,551,077
8,700		Kaman Corp.	145,290
43,000		Triumph Group, Inc.	1,720,000
			7,221,817
		Agriculture: 0.4%
6,812	@	Maui Land & Pineapple Co.	52,521
42,000		Universal Corp.	1,390,620
			1,443,141
		Airlines: 1.3%
440,000	@	Airtran Holdings, Inc.	2,723,600
13,782		Skywest, Inc.	140,576
510,000	@	UAL Corp.	1,626,900
			4,491,076
		Apparel: 1.0%
102,000	@	Warnaco Group, Inc.	3,304,800
5,622		Wolverine World Wide, Inc.	124,021
			3,428,821
		Auto Parts & Equipment: 0.1%
6,780	@	ATC Technology Corp.	98,310
5,492		Superior Industries International	77,437
			175,747

Shares			Value
		Banks: 9.0%
4,670		Bancfirst Corp.	$161,489
142,000		Bancorpsouth, Inc.	2,915,260
15,310		BancTrust Financial Group, Inc.	45,930
22,392		Bank Mutual Corp.	195,258
9,232		Bryn Mawr Bank Corp.	174,208
9,310		Capitol Bancorp., Ltd.	24,672
12,662		Chemical Financial Corp.	252,100
9,780		Columbia Banking System, Inc.	100,049
164,000		Community Bank System, Inc.	2,387,840
5,892		Community Trust Bancorp., Inc.	157,611
190,000		East-West Bancorp., Inc.	1,233,100
1,822		First Citizens BancShares, Inc.	243,510
7,721		First Financial Corp.	243,829
238,708		First Horizon National Corp.	2,864,496
145,000		First Midwest Bancorp., Inc.	1,059,950
29		First National Bank of Alaska	46,690
253,000		Fulton Financial Corp.	1,318,130
65,000		IBERIABANK Corp.	2,561,650
140,000		Independent Bank Corp.	2,758,000
8,551		Merchants Bancshares, Inc.	189,747
10,116		Northrim Bancorp, Inc.	140,815
89,000		Prosperity Bancshares, Inc.	2,654,870
21,560		South Financial Group, Inc.	25,656
13,840		Sterling Bancorp.	115,564
150,000		Susquehanna Bancshares, Inc.	733,500
9,320		Taylor Capital Group, Inc.	63,842
205,000		TCF Financial Corp.	2,740,850
205,000	@	Texas Capital Bancshares, Inc.	3,171,350
20,020		Trustco Bank Corp.	118,318
250,000		Umpqua Holdings Corp.	1,940,000
13,212		West Coast Bancorp.	26,952
11,222		Whitney Holding Corp.	102,794
			30,768,030
		Building Materials: 1.4%
24,644	@	Builders FirstSource, Inc.	102,519
215,549		Comfort Systems USA, Inc.	2,209,377
84,561		Eagle Materials, Inc.	2,134,320
5,830		Lennox International, Inc.	187,201
14,142	@	NCI Building Systems, Inc.	37,335
3,872		Universal Forest Products, Inc.	128,124
			4,798,876
		Chemicals: 2.3%
8,100		Cytec Industries, Inc.	150,822
15,550		HB Fuller Co.	291,874
170,000		Olin Corp.	2,021,300
64,630	@	OM Group, Inc.	1,875,563
235,000	@	Rockwood Holdings, Inc.	3,440,400
			7,779,959
		Commercial Services: 5.3%
155,840		ABM Industries, Inc.	2,816,029
42,946	@	Advisory Board Co.	1,103,712
230,000	@	CBIZ, Inc.	1,637,600
10,137		CDI Corp.	113,028
365,000	@	Cenveo, Inc.	1,543,950
6,350	@	Consolidated Graphics, Inc.	110,617
156,000	@	Cornell Cos., Inc.	2,528,760
15,481	@	Cross Country Healthcare, Inc.	106,354
118,000		Deluxe Corp.	1,511,580
9,552	@	Kforce, Inc.	78,995

See Accompanying Notes to Financial Statements

ING COLUMBIA   PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
10,420	@	Korn/Ferry International	$110,869
18,855	@	LECG Corp.	61,467
4,580		MAXIMUS, Inc.	188,925
32,282	@	MPS Group, Inc.	246,634
7,792	@	Parexel International Corp.	112,049
14,282	@	Rent-A-Center, Inc.	254,648
7,262		Sotheby's	102,467
710,000		Stewart Enterprises, Inc.	3,422,199
55,000		Watson Wyatt Worldwide, Inc.	2,064,150
			18,114,033
		Computers: 1.2%
220,000	@	Brocade Communications Systems, Inc.	1,720,400
4,073	@	CACI International, Inc.	173,958
12,162	@	Electronics for Imaging	129,647
4,540		Jack Henry & Associates, Inc.	94,205
341,020	@	Mentor Graphics Corp.	1,865,379
6,240		MTS Systems Corp.	128,856
			4,112,445
		Cosmetics/Personal Care: 0.5%
235,000		Inter Parfums, Inc.	1,724,900
			1,724,900
		Distribution/Wholesale: 2.3%
344,527	@	Brightpoint, Inc.	2,160,184
190,000		Houston Wire & Cable Co.	2,262,900
68,460		Owens & Minor, Inc.	2,999,917
4,680	@	United Stationers, Inc.	163,238
4,011		Watsco, Inc.	196,258
			7,782,497
		Diversified Financial Services: 2.7%
4,740		Federated Investors, Inc.	114,187
5,030	@	Investment Technology Group, Inc.	102,562
10,180		Janus Capital Group, Inc.	116,052
72,000	@	KBW, Inc.	2,070,720
130,000	@	Knight Capital Group, Inc.	2,216,500
268,444		National Financial Partners Corp.	1,965,010
5,078	@	Piper Jaffray Cos.	221,756
7,164		Raymond James Financial, Inc.	123,292
51,000	@	Stifel Financial Corp.	2,452,590
			9,382,669
		Electric: 1.5%
6,990		Allete, Inc.	200,963
14,270		Avista Corp.	254,149
11,140		Black Hills Corp.	256,109
4,050		CH Energy Group, Inc.	189,135
11,420	@	El Paso Electric Co.	159,423
7,840		Great Plains Energy, Inc.	121,912
5,172		Hawaiian Electric Industries	98,578
2,252		Maine & Maritimes Corp.	78,257
6,630		MGE Energy, Inc.	222,437
9,510		NorthWestern Corp.	216,448
6,952		UIL Holdings Corp.	156,072
170,000		Westar Energy, Inc.	3,190,900
			5,144,383

Shares			Value
		Electrical Components & Equipment: 1.4%
7,852		Belden CDT, Inc.	$131,128
385,000	@	C&D Technologies, Inc.	770,000
22,210	@	GrafTech International Ltd.	251,195
175,000		Insteel Industries, Inc.	1,442,000
430,600	@,@@	JA Solar Holdings Co., Ltd. ADR	2,023,820
5,720	@	Littelfuse, Inc.	114,171
			4,732,314
		Electronics: 3.2%
2,302		Analogic Corp.	85,059
4,010		Bel Fuse, Inc.	64,320
17,470	@	Benchmark Electronics, Inc.	251,568
18,600		CTS Corp.	121,830
12,900	@	Electro Scientific Industries, Inc.	144,222
140,226	@	FEI Co.	3,211,175
3,409		Methode Electronics, Inc.	23,931
240,761	@@	Nam Tai Electronics, Inc.	1,025,642
3,611	@	Plexus Corp.	73,881
105,000	@	Rofin-Sinar Technologies, Inc.	2,101,050
74,300	@	Rogers Corp.	1,503,089
9,485	@	Stoneridge, Inc.	45,528
338,111		Technitrol, Inc.	2,187,578
2,990	@	Varian, Inc.	117,896
			10,956,769
		Engineering & Construction: 1.5%
14,122	@	Dycom Industries, Inc.	156,331
154,960	@	EMCOR Group, Inc.	3,117,795
9,870		KBR, Inc.	182,003
9,810	@,@@	Khd Humboldt Wedag International	81,815
5,430	@	Layne Christensen Co.	111,044
1,488	@	Sterling Construction Co., Inc.	22,707
82,200	@	Tutor Perini Corp.	1,426,992
			5,098,687
		Entertainment: 0.9%
100,000	@	Bally Technologies, Inc.	2,992,000
			2,992,000
		Food: 3.0%
91,000	@	American Italian Pasta Co.	2,651,740
63,000		Corn Products International, Inc.	1,687,770
11,282	@,@@	Fresh Del Monte Produce, Inc.	183,445
321,124	@	Great Atlantic & Pacific Tea Co.	1,364,777
2,132		Lancaster Colony Corp.	93,957
7,542		Ruddick Corp.	176,709
29,300		Sanderson Farms, Inc.	1,318,500
7,255		Spartan Stores, Inc.	90,035
9,140		Weis Markets, Inc.	306,373
182,161	@	Winn-Dixie Stores, Inc.	2,284,299
			10,157,605
		Forest Products & Paper: 1.2%
11,887	@	Clearwater Paper Corp.	300,622
146,000		Schweitzer-Mauduit International, Inc.	3,972,660
			4,273,282
		Gas: 1.9%
128,000		Atmos Energy Corp.	3,205,120
90,000		New Jersey Resources Corp.	3,333,600
			6,538,720

See Accompanying Notes to Financial Statements

ING COLUMBIA   PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Products: 3.6%
132,000	@	Conmed Corp.	$2,048,640
72,000		Cooper Cos., Inc.	1,780,560
31,100	@	Haemonetics Corp.	1,772,700
45,500	@	ICU Medical, Inc.	1,872,325
170,000		Invacare Corp.	3,000,500
74,000		Steris Corp.	1,929,920
4,138		Young Innovations, Inc.	90,167
			12,494,812
		Healthcare-Services: 2.6%
5,069	@	Amsurg Corp.	108,679
155,000	@	Centene Corp.	3,096,900
14,420	@	Healthspring, Inc.	156,601
201,792	@	Kindred Healthcare, Inc.	2,496,167
78,860	@	Magellan Health Services, Inc.	2,588,185
6,267	@	Medcath Corp.	73,700
411	@	Mednax, Inc.	17,315
28,100	@	Novamed, Inc.	110,995
15,790	@	Res-Care, Inc.	225,797
6,251	@	Triple-S Management Corp.	97,453
6,190	@	US Physical Therapy, Inc.	91,303
			9,063,095
		Home Builders: 0.5%
4,252	@	Cavco Industries, Inc.	107,703
88,000		Ryland Group, Inc.	1,474,880
			1,582,583
		Home Furnishings: 0.0%
9,830		Ethan Allen Interiors, Inc.	101,839
			101,839
		Household Products/Wares: 1.8%
18,112		American Greetings Corp.	211,548
7,282		CSS Industries, Inc.	148,407
425		Ennis, Inc.	5,265
182,000	@	Helen of Troy Ltd.	3,055,780
103,200		Tupperware Corp.	2,685,264
			6,106,264
		Insurance: 6.6%
88,000	@,@@	Argo Group International Holdings Ltd.	2,483,360
135,000		Arthur J. Gallagher & Co.	2,880,900
114,000	@@	Aspen Insurance Holdings Ltd.	2,546,760
89,200	@@	Assured Guaranty Ltd.	1,104,296
8,382		Baldwin & Lyons, Inc.	165,125
14,372	@	CNA Surety Corp.	193,878
141,551		Delphi Financial Group	2,750,336
9,180		EMC Insurance Group, Inc.	191,036
13,462		FBL Financial Group, Inc.	111,196
80,000		First American Corp.	2,072,800
9,301		First Mercury Financial Corp.	128,075
4,830		Harleysville Group, Inc.	136,303
18,422		Horace Mann Educators Corp.	183,667
97,200	@@	Max Re Capital Ltd.	1,794,312
890		National Western Life Insurance Co.	103,908
4,300	@	Navigators Group, Inc.	191,049
21,264		NYMAGIC, Inc.	295,144
91,000	@@	Platinum Underwriters Holdings Ltd.	2,601,690
3,672		RLI Corp.	164,506

Shares			Value
6,642		Safety Insurance Group, Inc.	$202,980
8,612		Selective Insurance Group	109,975
9,492		Stewart Information Services Corp.	135,261
56,266	@,@@	United America Indemnity Ltd.	269,514
7,047		United Fire & Casualty Co.	120,856
160,000	@@	XL Capital, Ltd.	1,833,600
			22,770,527
		Internet: 0.1%
7,770	@	Avocent Corp.	108,469
12,860	@	Infospace, Inc.	85,262
			193,731
		Investment Companies: 0.0%
19,680		Medallion Financial Corp.	150,552
			150,552
		Iron/Steel: 0.9%
5,840		Carpenter Technology Corp.	121,530
58,000		Schnitzer Steel Industries, Inc.	3,065,880
			3,187,410
		Leisure Time: 0.0%
26,145		Brunswick Corp.	112,946
			112,946
		Machinery-Construction & Mining: 0.0%
4,783	@	Astec Industries, Inc.	142,007
			142,007
		Machinery-Diversified: 0.6%
63,000	@	AGCO Corp.	1,831,410
9,120	@	Kadant, Inc.	102,965
6,410		Robbins & Myers, Inc.	123,393
			2,057,768
		Media: 0.9%
235,000		World Wrestling Entertainment, Inc.	2,951,600
			2,951,600
		Metal Fabricate/Hardware: 0.2%
4,880		CIRCOR International, Inc.	115,217
5,908	@	Haynes International, Inc.	140,020
11,480	@	Ladish Co., Inc.	148,896
2,949	@	LB Foster Co.	88,676
7,047		Olympic Steel, Inc.	172,440
10,140	@	RTI International Metals, Inc.	179,174
			844,423
		Mining: 0.0%
26,703	@@	Harry Winston Diamon Corp.	159,150
			159,150
		Miscellaneous Manufacturing: 1.8%
4,290		Acuity Brands, Inc.	120,335
2,397		Ameron International Corp.	160,695
4,650		AO Smith Corp.	151,451
85,000	@	AZZ, Inc.	2,924,850
81,000		Brink's Co.	2,351,430
6,577	@	Ceradyne, Inc.	116,150
8,362	@	EnPro Industries, Inc.	150,600

See Accompanying Notes to Financial Statements

ING COLUMBIA   PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Miscellaneous Manufacturing (continued)
6,308		Freightcar America, Inc.	$106,037
3,540		Harsco Corp.	100,182
12,692		Movado Group, Inc.	133,774
			6,315,504
		Oil & Gas: 1.4%
6,330		Berry Petroleum Co.	117,675
3,450		Cimarex Energy Co.	97,773
5,420	@	Forest Oil Corp.	80,866
6,970		Holly Corp.	125,321
13,070	@	Mariner Energy, Inc.	153,573
6,652		Patterson-UTI Energy, Inc.	85,545
249,112	@	Stone Energy Corp.	1,848,411
135,772	@	Swift Energy Co.	2,260,604
			4,769,768
		Oil & Gas Services: 1.8%
6,110		Gulf Island Fabrication, Inc.	96,721
70,500	@	Hornbeck Offshore Services, Inc.	1,507,995
410,000	@	ION Geophysical Corp.	1,053,700
2,958		Lufkin Industries, Inc.	124,384
8,080	@	Matrix Service Co.	92,758
123,000	@	Oil States International, Inc.	2,977,830
9,410	@	Superior Well Services, Inc.	55,990
14,207	@	T.G.C. Industries, Inc.	69,188
5,220	@	T-3 Energy Services, Inc.	62,170
13,283	@	Union Drilling, Inc.	87,933
			6,128,669
		Packaging & Containers: 1.0%
3,127		Greif, Inc. - Class A	138,276
7,851		Greif, Inc. - Class B	316,003
8,890		Packaging Corp. of America	144,018
78,000		Rock-Tenn Co.	2,976,480
			3,574,777
		Pharmaceuticals: 0.7%
123,000	@	PharMerica Corp.	2,414,490
			2,414,490
		Real Estate: 0.0%
4,046	@	Avatar Holdings, Inc.	73,516
			73,516
		Retail: 5.7%
3,275	@	Allion Healthcare, Inc,	19,486
11,536	@	America's Car-Mart, Inc.	236,488
21,432	@	AnnTaylor Stores Corp.	171,027
21,481	@	Benihana, Inc. - Class A	135,760
3,440	@	BJ's Wholesale Club, Inc.	110,871
6,720		Bob Evans Farms, Inc.	193,133
8,170		Casey's General Stores, Inc.	209,887
10,362		Cash America International, Inc.	242,367
4,820	@	CEC Entertainment, Inc.	142,094
250,000	@	Chico's FAS, Inc.	2,432,500
9,075		Christopher & Banks Corp.	60,893
246,700		Foot Locker, Inc.	2,582,949
115,000		Group 1 Automotive, Inc.	2,992,300
95,000	@	Hibbett Sporting Goods, Inc.	1,710,000
4,280	@	Jack in the Box, Inc.	96,086
5,750		Landry's Restaurants, Inc.	49,450
8,370		Men's Wearhouse, Inc.	160,537

Shares			Value
193,000		Nu Skin Enterprises, Inc.	$2,952,900
22,320		OfficeMax, Inc.	140,170
67,663	@	Pacific Sunwear of California	228,024
85,000	@	Papa John's International, Inc.	2,107,150
4,150		Phillips-Van Heusen	119,064
1,000,000	@	Pier 1 Imports, Inc.	2,000,000
6,400	@	Red Robin Gourmet Burgers, Inc.	120,000
8,946		Regis Corp.	155,750
9,330	@	Shoe Carnival, Inc.	111,307
			19,480,193
		Savings & Loans: 2.1%
16,302		BankFinancial Corp.	144,436
18,912	@	Beneficial Mutual Bancorp, Inc.	181,555
310,240		Brookline Bancorp., Inc.	2,891,437
15,350		Clifton Savings Bancorp, Inc.	165,166
10,232		ESSA Bancorp, Inc.	139,871
228,000		First Niagara Financial Group, Inc.	2,603,760
20,149		Home Federal Bancorp, Inc.	205,318
16,225	@	Investors Bancorp, Inc.	148,621
11,640		Northfield Bancorp, Inc.	135,257
12,182		United Financial Bancorp, Inc.	168,355
14,410		Washington Federal, Inc.	187,330
22,680		Westfield Financial, Inc.	205,481
			7,176,587
		Semiconductors: 3.9%
8,469	@	Actel Corp.	90,872
4,900	@	ATMI, Inc.	76,097
30,700	@	Cirrus Logic, Inc.	138,150
374,142	@	Fairchild Semiconductor International, Inc.	2,615,253
130,000		Intersil Corp.	1,634,100
250,000		IXYS Corp.	2,530,000
28,642	@	Kulicke & Soffa Industries, Inc.	98,242
7,420	@	MKS Instruments, Inc.	97,870
13,648	@	Omnivision Technologies, Inc.	141,803
10,692	@	QLogic Corp.	135,575
275,000	@	Skyworks Solutions, Inc.	2,689,500
253,857	@,@@	Verigy Ltd.	3,089,440
11,571	@	Zoran Corp.	126,124
			13,463,026
		Software: 2.2%
10,020		Acxiom Corp.	88,477
275,000	@	Ariba, Inc.	2,706,000
270,000		Bowne & Co., Inc.	1,757,700
8,882	@	CSG Systems International	117,598
425,000	@	Lawson Software, Inc.	2,371,500
19,320	@	MSCSoftware Corp.	128,671
9,950	@	Parametric Technology Corp.	116,316
4,610	@	Progress Software Corp.	97,594
			7,383,856
		Telecommunications: 4.1%
340,000	@	3Com Corp.	1,601,400
20,825	@	Adaptec, Inc.	55,186
14,190	@	ADC Telecommunications, Inc.	112,952
8,763	@	Airvana, Inc.	55,820
9,800	@	Anaren, Inc.	173,264
85,500	@	Anixter International, Inc.	3,213,945
5,920		Black Box Corp.	198,142
295,000	@	Ciena Corp.	3,053,250
850,000	@	Cincinnati Bell, Inc.	2,414,000

See Accompanying Notes to Financial Statements

ING COLUMBIA   PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Telecommunications (continued)
77,500	@	CommScope, Inc.	$2,035,150
2,054	@	Comtech Telecommunications	65,482
11,313	@	CPI International, Inc.	98,310
7,620		Plantronics, Inc.	144,094
19,290	@	Symmetricom, Inc.	111,303
13,476	@	Syniverse Holdings, Inc.	216,020
7,220	@	Tekelec	121,513
27,600	@	Tellabs, Inc.	158,148
10,822		Warwick Valley Telephone Co.	124,453
			13,952,432
		Toys/Games/Hobbies: 0.0%
9,500	@	Jakks Pacific, Inc.	121,885
			121,885
		Transportation: 2.8%
4,480		Arkansas Best Corp.	118,048
175,000		Diana Shipping, Inc.	2,331,000
195,000		General Maritime Corp.	1,928,550
3,868	@	Genesee & Wyoming, Inc.	102,541
9,052		Heartland Express, Inc.	133,245
81,820	@@	Nordic American Tanker Shipping	2,603,512
27,677		Pacer International, Inc.	61,720
3,952		Ryder System, Inc.	110,340
4,312		Tidewater, Inc.	184,855
104,512		Werner Enterprises, Inc.	1,893,757
			9,467,568
		Trucking & Leasing: 0.8%
110,000		GATX Corp.	2,829,200
			2,829,200
		Water: 0.0%
3,670	@	Pico Holdings, Inc.	105,329
			105,329
Total Common Stock (Cost $352,612,883)			310,293,278
REAL ESTATE INVESTMENT TRUSTS: 6.8%
		Apartments: 1.0%
89,000		Mid-America Apartment Communities, Inc.	3,267,190
			3,267,190
		Diversified: 0.1%
11,020		Duke Realty Corp.	96,645
10,372	@	DuPont Fabros Technology, Inc.	97,704
10,342		Potlatch Corp.	251,207
			445,556
		Health Care: 1.9%
137,000		LTC Properties, Inc.	2,801,650
8,040		National Health Investors, Inc.	214,748
203,000		Omega Healthcare Investors, Inc.	3,150,560
6,800		Universal Health Realty Income Trust	214,336
			6,381,294

Shares			Value
		Hotels: 1.0%
32,372	@	DiamondRock Hospitality Co.	$202,649
246,375		LaSalle Hotel Properties	3,040,268
22,927	@	Sunstone Hotel Investors, Inc.	122,659
			3,365,576
		Manufactured Homes: 0.0%
9,292		Sun Communities, Inc.	128,044
			128,044
		Mortgage: 0.9%
230,000		Capstead Mortgage Corp.	2,923,300
			2,923,300
		Office Property: 0.9%
80,000		Alexandria Real Estate Equities, Inc.	2,863,200
18,350		Franklin Street Properties Corp.	243,138
3,510		Mack-Cali Realty Corp.	80,028
			3,186,366
		Shopping Centers: 0.9%
90,000		Tanger Factory Outlet Centers, Inc.	2,918,700
12,602		Urstadt Biddle Properties, Inc.	177,436
			3,096,136
		Single Tenant: 0.1%
6,192		Getty Realty Corp.	116,843
13,700		National Retail Properties, Inc.	237,695
			354,538
		Warehouse/Industrial: 0.0%
33,712		DCT Industrial Trust, Inc.	137,545
			137,545
Total Real Estate Investment Trusts (Cost $27,900,210)			23,285,545
Total Long-Term Investments (Cost $380,513,093)			333,578,823
SHORT-TERM INVESTMENTS: 2.7%

	Affiliated Mutual Fund: 2.7%
9,415,028	ING Institutional Prime Money Market Fund - Class I	9,415,028
Total Short-Term Investments (Cost $9,415,028)		9,415,028

Total Investments in Securities (Cost $389,928,121)*	99.8%	$342,993,851
Other Assets and Liabilities - Net	0.2	673,847
Net Assets	100.0%	$343,667,698

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

*  Cost for federal income tax purposes is $407,031,220.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$23,722,158
Gross Unrealized Depreciation	(87,759,527)
Net Unrealized Depreciation	$(64,037,369)

See Accompanying Notes to Financial Statements

ING COLUMBIA   PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$310,293,278	$—	$—
Real Estate Investment Trusts	23,285,545	—	—
Short-Term Investments	9,415,028	—	—
Total	$342,993,851	$—	$—
Other Financial Instruments***	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ING DAVIS   PORTFOLIO OF INVESTMENTS
NEW YORK VENTURE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.5%
		Agriculture: 1.0%
87,802		Philip Morris International, Inc.	$3,829,923
			3,829,923
		Auto Manufacturers: 0.2%
19,160		Paccar, Inc.	622,892
			622,892
		Banks: 12.4%
34,819		Bank of America Corp.	459,611
373,890		Bank of New York Mellon Corp.	10,958,716
15,700		Goldman Sachs Group, Inc.	2,314,808
356,200		JPMorgan Chase & Co.	12,149,982
121,710	@@	Julius Baer Holding AG - Reg	4,733,570
18,100		Morgan Stanley	516,031
13,050		State Street Corp.	615,960
632,667		Wells Fargo & Co.	15,348,495
			47,097,173
		Beverages: 3.2%
38,500		Coca-Cola Co.	1,847,615
111,900	@@	Diageo PLC ADR	6,406,275
123,700	@@	Heineken Holding NV	3,952,356
			12,206,246
		Building Materials: 0.5%
22,300		Martin Marietta Materials, Inc.	1,759,024
			1,759,024

Shares			Value
		Chemicals: 0.8%
28,700		Monsanto Co.	$2,133,558
10,195	@@	Potash Corp. of Saskatchewan	948,645
			3,082,203
		Coal: 0.6%
1,938,500	@@	China Coal Energy Co. - Shares H	2,273,217
			2,273,217
		Commercial Services: 4.5%
687,010	@@	Cosco Pacific Ltd.	769,255
244,900		H&R Block, Inc.	4,219,627
270,750	@	Iron Mountain, Inc.	7,784,063
127,600		Moody's Corp.	3,362,260
15,400		Visa, Inc.	958,804
			17,094,009
		Computers: 1.7%
165,500		Hewlett-Packard Co.	6,396,575
			6,396,575
		Cosmetics/Personal Care: 1.7%
127,250		Procter & Gamble Co.	6,502,475
			6,502,475
		Diversified Financial Services: 3.3%
448,520		American Express Co.	10,423,605
79,830		Ameriprise Financial, Inc.	1,937,474
			12,361,079
		Electric: 0.4%
117,670	@	AES Corp.	1,366,149
			1,366,149
		Electronics: 1.6%
185,068	@	Agilent Technologies, Inc.	3,758,731
25,500	@@	Garmin Ltd.	607,410
93,735	@,@@	Tyco Electronics Ltd.	1,742,534
			6,108,675
		Engineering & Construction: 0.5%
118,270	@@	ABB Ltd. ADR	1,866,301
			1,866,301
		Food: 0.3%
31,650		Hershey Co.	1,139,400
			1,139,400
		Food Service: 0.0%
5,486	I,X	FHC Delaware, Inc.	55
			55
		Forest Products & Paper: 0.7%
260,560	@,@@	Sino-Forest Corp.	2,777,754
			2,777,754
		Healthcare-Products: 2.4%
42,000		Becton Dickinson & Co.	2,995,020
108,500		Johnson & Johnson	6,162,800
			9,157,820

See Accompanying Notes to Financial Statements

ING DAVIS   PORTFOLIO OF INVESTMENTS
NEW YORK VENTURE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services: 1.7%
15,500	@	Laboratory Corp. of America Holdings	$1,050,745
223,000		UnitedHealth Group, Inc.	5,570,540
			6,621,285
		Holding Companies-Diversified: 0.8%
1,058,166	@@	China Merchants Holdings International Co., Ltd.	3,030,767
			3,030,767
		Housewares: 0.2%
16,400	@@	Hunter Douglas NV	672,838
			672,838
		Insurance: 10.7%
218,550		American International Group, Inc.	253,518
177	@	Berkshire Hathaway, Inc. - Class A	15,930,000
389	@	Berkshire Hathaway, Inc. - Class B	1,126,439
8,635	@@	Everest Re Group Ltd.	618,007
303,649		Loews Corp.	8,319,983
1,175	@	Markel Corp.	330,998
76,200	@@	Nipponkoa Insurance Co., Ltd.	443,319
33,700		Principal Financial Group, Inc.	634,908
559,980	@	Progressive Corp.	8,461,298
21,000	@@	Sun Life Financial, Inc.	565,320
91,670		Transatlantic Holdings, Inc.	3,972,061
			40,655,851
		Internet: 2.7%
22,150	@	Amazon.com, Inc.	1,853,069
36,570	@	eBay, Inc.	626,444
17,281	@	Google, Inc. - Class A	7,285,497
84,700	@	Liberty Media Corp. - Interactive - Class A	424,347
			10,189,357
		Leisure Time: 0.6%
140,050		Harley-Davidson, Inc.	2,270,211
			2,270,211
		Media: 5.0%
423,071		Comcast Corp. - Special Class A	5,965,301
216,200	@@	Grupo Televisa SA ADR	3,675,400
18,600	@@	Lagardere SCA	620,110
67,660	@	Liberty Media Corp. - Entertainment	1,809,905
453,070		News Corp. - Class A	4,127,468
118,700		Walt Disney Co.	2,769,271
			18,967,455
		Mining: 1.3%
64,500	@@	BHP Billiton PLC	1,453,740
27,300	@@	Rio Tinto PLC	945,437
59,550		Vulcan Materials Co.	2,566,605
			4,965,782
		Miscellaneous Manufacturing: 0.6%
93,765	@@	Tyco International Ltd.	2,436,015
			2,436,015
		Oil & Gas: 13.8%
155,610	@@	Canadian Natural Resources Ltd.	8,167,969
155,300		ConocoPhillips	6,531,918

Shares			Value
195,520		Devon Energy Corp.	$10,655,840
156,100		EOG Resources, Inc.	10,602,312
183,830		Occidental Petroleum Corp.	12,097,852
1,900	@@	OGX Petroleo e Gas Participacoes SA	974,474
43,276	@	Transocean, Ltd.	3,214,974
			52,245,339
		Packaging & Containers: 1.8%
366,994		Sealed Air Corp.	6,771,039
			6,771,039
		Pharmaceuticals: 6.0%
72,640		Cardinal Health, Inc.	2,219,152
87,320	@	Express Scripts, Inc.	6,003,250
136,700		Merck & Co., Inc.	3,822,132
220,700		Pfizer, Inc.	3,310,500
293,455		Schering-Plough Corp.	7,371,590
			22,726,624
		Real Estate: 0.9%
60,148	@@	Brookfield Asset Management, Inc. - Class A	1,026,726
483,000	@@	Hang Lung Group Ltd.	2,260,140
			3,286,866
		Retail: 7.4%
168,100	@	Bed Bath & Beyond, Inc.	5,169,075
121,700	@	Carmax, Inc.	1,788,990
276,925		Costco Wholesale Corp.	12,655,473
239,127		CVS Caremark Corp.	7,620,977
29,100		Staples, Inc.	586,947
			27,821,462
		Semiconductors: 2.3%
409,750		Texas Instruments, Inc.	8,727,675
			8,727,675
		Software: 2.9%
184,500	@	Activision Blizzard, Inc.	2,330,235
356,540		Microsoft Corp.	8,474,956
			10,805,191
		Telecommunications: 0.6%
119,980	@	Cisco Systems, Inc.	2,236,427
			2,236,427
		Transportation: 1.4%
958,000	@@	China Shipping Development Co., Ltd.	1,225,193
25,157	@@	Kuehne & Nagel International AG	1,976,098
38,815		United Parcel Service, Inc. - Class B	1,940,362
			5,141,653
Total Common Stock (Cost $456,776,155)			365,212,807
RIGHTS: 0.1%
		Mining: 0.1%
14,332	@@	Rio Tinto PLC	164,581
Total Rights (Cost $348,774)			164,581

See Accompanying Notes to Financial Statements

ING DAVIS   PORTFOLIO OF INVESTMENTS
NEW YORK VENTURE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
CONVERTIBLE BONDS: 0.1%
		Forest Products & Paper: 0.1%
$649,000	@@,#,I	Sino-Forest Corp., 5.000%, due 08/01/13	$538,670
Total Convertible Bonds (Cost $649,000)			538,670
CORPORATE BONDS/NOTES: 0.6%
		Leisure Time: 0.6%
2,000,000	C,I	Harley-Davidson, Inc., 15.000%, due 02/01/14	2,108,522
Total Corporate Bonds/Notes (Cost $2,000,000)			2,108,522
Total Long-Term Investments (Cost $459,773,929)			368,024,580
SHORT-TERM INVESTMENTS: 2.4%

	Commercial Paper: 2.4%
9,179,000	Societe General, 0.100%, due 07/01/09	9,178,974
Total Short-Term Investments (Cost $9,178,974)		9,178,974

Total Investments in Securities (Cost $468,952,903)*	99.7%	$377,203,554
Other Assets and Liabilities - Net	0.3	1,316,966
Net Assets	100.0%	$378,520,520

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

I  Illiquid security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

*  Cost for federal income tax purposes is $472,703,989.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$12,692,791
Gross Unrealized Depreciation	(108,193,226)
Net Unrealized Depreciation	$(95,500,435)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)+	Significant Unobservable Inputs (Level 3)
Common Stock
Agriculture	$3,829,923	$—	$—
Auto Manufacturers	622,892	—	—
Banks	42,363,603	4,733,570	—
Beverages	8,253,890	3,952,356	—
Building Materials	1,759,024	—	—
Chemicals	3,082,203	—	—
Coal	—	2,273,217	—
Commercial Services	16,324,754	769,255	—
Computers	6,396,575	—	—
Cosmetics/Personal Care	6,502,475	—	—
Diversified Financial Services	12,361,079	—	—
Electric	1,366,149	—	—
Electronics	6,108,675	—	—
Engineering & Construction	1,866,301	—	—
Food	1,139,400	—	—
Food Service	—	—	55
Forest Products & Paper	2,777,754	—	—
Healthcare - Products	9,157,820	—	—
Healthcare - Services	6,621,285	—	—
Holding Companies - Diversified	—	3,030,767	—
Housewares	—	672,838	—
Insurance	40,212,532	443,319	—
Internet	10,189,357	—	—
Leisure Time	2,270,211	—	—
Media	18,347,345	620,110	—
Mining	3,512,042	1,453,740	—
Miscellaneous Manufacturing	2,436,015	—	—
Oil & Gas	52,245,339	—	—
Packaging & Containers	6,771,039	—	—
Pharmaceuticals	22,726,624	—	—
Real Estate	1,026,726	2,260,140	—
Retail	27,821,462	—	—
Semiconductors	8,727,675	—	—
Software	10,805,191	—	—
Telecommunications	2,236,427	—	—
Transportation	1,940,362	3,201,291	—
Total Common Stock	341,802,149	23,410,603	55

See Accompanying Notes to Financial Statements

ING DAVIS   PORTFOLIO OF INVESTMENTS
NEW YORK VENTURE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)+	Significant Unobservable Inputs (Level 3)
Rights	$164,581	$—	$—
Convertible Bonds	—	538,670	—
Corporate Bonds/Notes	—	2,108,522	—
Short-Term Investments	—	9,178,974	—
Total	$341,966,730	$35,236,769	$55
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning Balance 12/31/08	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/09
Common Stock	$55	$—	$—	$—	$—	$—	$55
Total	$55	$—	$—	$—	$—	$—	$55

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $—. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING JPMORGAN   PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 91.8%
		Advertising: 1.0%
175,601	@	Clear Channel Outdoor Holdings, Inc.	$930,685
29,100		Omnicom Group	918,978
			1,849,663
		Aerospace/Defense: 1.4%
14,400	@	Alliant Techsystems, Inc.	1,185,984
20,400		L-3 Communications Holdings, Inc.	1,415,352
			2,601,336
		Agriculture: 0.7%
20,800		Lorillard, Inc.	1,409,616
			1,409,616
		Apparel: 1.0%
32,800		VF Corp.	1,815,480
			1,815,480
		Auto Parts & Equipment: 0.6%
64,700		WABCO Holdings, Inc.	1,145,190
			1,145,190
		Banks: 6.7%
24,400		Bancorpsouth, Inc.	500,932
53,400		BB&T Corp.	1,173,732
13,000		City National Corp.	478,790
41,600		Cullen/Frost Bankers, Inc.	1,918,592
64,451	L	M&T Bank Corp.	3,282,489

Shares			Value
17,400		Northern Trust Corp.	$934,032
44,200		SunTrust Bank	727,090
217,513		Synovus Financial Corp.	650,364
100,200	L	TCF Financial Corp.	1,339,674
74,900	L	Wilmington Trust Corp.	1,023,134
47,100	L	Zions Bancorp.	544,476
			12,573,305
		Beverages: 0.3%
15,175		Brown-Forman Corp.	652,222
			652,222
		Chemicals: 4.9%
17,100		Air Products & Chemicals, Inc.	1,104,489
21,900		Airgas, Inc.	887,607
99,908		Albemarle Corp.	2,554,648
38,100		PPG Industries, Inc.	1,672,590
18,600		Sherwin-Williams Co.	999,750
38,800		Sigma-Aldrich Corp.	1,922,928
			9,142,012
		Commercial Services: 2.5%
91,200		H&R Block, Inc.	1,571,376
6,040		Washington Post	2,127,167
62,700		Western Union Co.	1,028,280
			4,726,823
		Computers: 1.3%
116,500		Jack Henry & Associates, Inc.	2,417,375
			2,417,375
		Distribution/Wholesale: 1.4%
77,500		Genuine Parts Co.	2,600,900
			2,600,900
		Diversified Financial Services: 1.2%
11,500	@	Affiliated Managers Group, Inc.	669,185
37,800		T. Rowe Price Group, Inc.	1,575,126
			2,244,311
		Electric: 8.1%
123,492		American Electric Power Co., Inc.	3,567,684
230,100		CMS Energy Corp.	2,779,608
10,900		FirstEnergy Corp.	422,375
79,919		Pacific Gas & Electric Co.	3,072,086
130,700		Westar Energy, Inc.	2,453,239
159,700		Xcel Energy, Inc.	2,940,077
			15,235,069
		Electrical Components & Equipment: 0.5%
19,100	@	Energizer Holdings, Inc.	997,784
			997,784
		Electronics: 3.6%
60,700		Amphenol Corp.	1,920,548
114,700	@	Arrow Electronics, Inc.	2,436,228
129,100	@,@@	Tyco Electronics Ltd.	2,399,969
			6,756,745
		Environmental Control: 1.9%
149,717		Republic Services, Inc.	3,654,592
			3,654,592

See Accompanying Notes to Financial Statements

ING JPMORGAN   PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Food: 4.0%
63,200		JM Smucker Co.	$3,075,312
197,300		Safeway, Inc.	4,019,001
20,900		Sysco Corp.	469,832
			7,564,145
		Gas: 1.8%
86,600		Energen Corp.	3,455,340
			3,455,340
		Healthcare-Products: 1.6%
42,500		Becton Dickinson & Co.	3,030,675
			3,030,675
		Healthcare-Services: 3.0%
63,400	@	Community Health Systems, Inc.	1,600,850
91,300	@	Coventry Health Care, Inc.	1,708,223
98,200	@	Lincare Holdings, Inc.	2,309,664
			5,618,737
		Household Products/Wares: 2.5%
32,500		Clorox Co.	1,814,475
61,100		Fortune Brands, Inc.	2,122,614
35,800	@	Jarden Corp.	671,250
			4,608,339
		Insurance: 11.9%
152,450		Assurant, Inc.	3,672,521
166,361		Cincinnati Financial Corp.	3,718,168
19,800	@@	Everest Re Group Ltd.	1,417,086
61,000		Loews Corp.	1,671,400
452,550		Old Republic International Corp.	4,457,617
176,700		OneBeacon Insurance Group Ltd.	2,065,623
81,900		Principal Financial Group, Inc.	1,542,996
41,700		Transatlantic Holdings, Inc.	1,806,861
91,700		WR Berkley Corp.	1,968,799
			22,321,071
		Lodging: 1.2%
98,955		Marriott International, Inc.	2,183,936
			2,183,936
		Media: 1.7%
75,900		Cablevision Systems Corp.	1,473,219
62,700		Scripps Networks Interactive - Class A	1,744,941
			3,218,160
		Metal Fabricate/Hardware: 1.1%
28,880		Precision Castparts Corp.	2,109,106
			2,109,106
		Mining: 0.4%
15,400		Vulcan Materials Co.	663,740
			663,740
		Miscellaneous Manufacturing: 3.0%
90,700		Carlisle Cos., Inc.	2,180,428
34,079		Cooper Industries Ltd.	1,058,153
35,200		Dover Corp.	1,164,768
32,900		Illinois Tool Works, Inc.	1,228,486
			5,631,835

Shares			Value
		Oil & Gas: 2.9%
124,300	@	CVR Energy, Inc.	$911,119
40,800		Devon Energy Corp.	2,223,600
67,100		EQT Corp.	2,342,461
			5,477,180
		Packaging & Containers: 1.8%
74,700		Ball Corp.	3,373,452
			3,373,452
		Pharmaceuticals: 0.8%
58,900	@	VCA Antech, Inc.	1,572,630
			1,572,630
		Pipelines: 4.0%
54,796		Kinder Morgan Management, LLC	2,475,135
54,600		Oneok, Inc.	1,610,154
214,997		Williams Cos., Inc.	3,356,103
			7,441,392
		Real Estate: 0.9%
201,250	@@,L	Brookfield Properties Co.	1,603,963
			1,603,963
		Retail: 6.3%
80,723	@,L	Autonation, Inc.	1,400,544
10,450	@	Autozone, Inc.	1,579,100
27,700	@	Bed Bath & Beyond, Inc.	851,775
54,400		Burger King Holdings, Inc.	939,488
124,900		Gap, Inc.	2,048,360
81,300		Staples, Inc.	1,639,821
48,300		Tiffany & Co.	1,224,888
67,400		TJX Cos., Inc.	2,120,404
			11,804,380
		Savings & Loans: 1.0%
122,900		People's United Financial, Inc.	1,848,416
			1,848,416
		Telecommunications: 3.0%
63,900	L	CenturyTel, Inc.	1,961,730
103,900		Telephone & Data Systems, Inc.	2,697,244
106,121		Windstream Corp.	887,172
			5,546,146
		Transportation: 1.0%
93,500	@@	Teekay Shipping Corp.	1,966,305
			1,966,305
		Water: 0.8%
82,700		American Water Works Co., Inc.	1,580,396
			1,580,396
Total Common Stock (Cost $214,636,006)			172,441,767
REAL ESTATE INVESTMENT TRUSTS: 4.4%
		Diversified: 0.9%
38,263		Vornado Realty Trust	1,722,983
			1,722,983

See Accompanying Notes to Financial Statements

ING JPMORGAN   PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares		Value
	Forest Products & Paper: 0.2%
11,266	Rayonier, Inc.	$409,519
		409,519
	Health Care: 0.8%
53,000	Ventas, Inc.	1,582,580
		1,582,580
	Shopping Centers: 2.0%
180,700	Kimco Realty Corp.	1,816,035
53,100	Regency Centers Corp.	1,853,721
		3,669,756
	Storage: 0.5%
13,800	Public Storage, Inc.	903,624
		903,624
Total Real Estate Investment Trusts (Cost $9,985,989)		8,288,462
Total Long-Term Investments (Cost $224,621,995)		180,730,229
SHORT-TERM INVESTMENTS: 9.4%

	Affiliated Mutual Fund: 3.9%
7,331,774	ING Institutional Prime Money Market Fund - Class I	7,331,774
Total Mutual Fund (Cost $7,331,774)		7,331,774
Principal Amount		Value
	Securities Lending Collateralcc: 5.5%
$10,530,043	Bank of New York Mellon Corp. Institutional Cash Reserves	$10,416,860
Total Securities Lending Collateral (Cost $10,530,043)		10,416,860
Total Short-Term Investments (Cost $17,861,817)		17,748,634

Total Investments in Securities (Cost $242,483,812)*	105.6%	$198,478,863
Other Assets and Liabilities - Net	(5.6)	(10,600,944)
Net Assets	100.0%	$187,877,919

@  Non-income producing security

@@  Foreign Issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $248,243,272.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,327,962
Gross Unrealized Depreciation	(55,092,371)
Net Unrealized Depreciation	$(49,764,409)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$172,441,767	$—	$—
Real Estate Investment Trusts	8,288,462	—	—
Short-Term Investments	7,331,774	10,416,860	—
Total	$188,062,003	$10,416,860	$—
Other Financial Instruments***	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS   PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Biotechnology	24.5%
Media	16.1%
Oil & Gas Services	10.7%
Oil & Gas	9.6%
Pharmaceuticals	7.1%
Healthcare — Services	6.8%
Semiconductors	4.6%
Aerospace/Defense	3.7%
Miscellaneous Manufacturing	3.7%
Healthcare — Products	3.5%
Computers	2.4%
Electronics	1.8%
Software	1.8%
Industries less than 1.8%(1)	3.9%
Other Assets and Liabilities — Net*	(0.2)%
Net Assets	100.0%

*  Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

(1)  Includes nine industries, which each represents less than 1.8% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 100.2%
		Aerospace/Defense: 3.7%
234,370		L-3 Communications Holdings, Inc.	$16,260,591
			16,260,591
		Banks: 0.6%
171,376		Bank of America Corp.	2,262,163
2,646		Goldman Sachs Group, Inc.	390,126
			2,652,289
		Biotechnology: 24.5%
662,420	@	Amgen, Inc.	35,068,515
740,390	@	Biogen Idec, Inc.	33,428,609
608,000	@	Genzyme Corp.	33,847,360
174,160	@	Vertex Pharmaceuticals, Inc.	6,207,062
			108,551,546
		Computers: 2.4%
30,860	@	LaserCard Corp.	102,147
363,230	@,L	Sandisk Corp.	5,335,849
492,356		Seagate Technology, Inc.	5,150,044
83,100	I,X	Seagate Technology, Inc. - Escrow	1
			10,588,041

Shares			Value
		Diversified Financial Services: 0.4%
118,750	L	Cohen & Steers, Inc.	$1,775,313
			1,775,313
		Electronics: 1.8%
39,190	@	Dolby Laboratories, Inc.	1,461,003
352,558	@,@@	Tyco Electronics Ltd.	6,554,053
			8,015,056
		Engineering & Construction: 0.2%
17,870		Fluor Corp.	916,552
			916,552
		Entertainment: 0.1%
9,220	@	Ascent Media Corp.	245,068
			245,068
		Healthcare-Products: 3.5%
212,520	@	BioMimetic Therapeutics, Inc.	1,963,685
360,248	@@	Covidien PLC	13,487,685
			15,451,370
		Healthcare-Services: 6.8%
1,203,690		UnitedHealth Group, Inc.	30,068,176
			30,068,176
		Internet: 0.6%
558,315	@	Liberty Media Corp. - Interactive - Class A	2,797,158
			2,797,158
		Iron/Steel: 0.4%
44,480		Nucor Corp.	1,976,246
			1,976,246
		Media: 16.1%
947,000		Cablevision Systems Corp.	18,381,270
98,235		CBS Corp. - Class B	679,786
163,090		Comcast Corp. - Class A	2,363,174
1,536,635		Comcast Corp. - Special Class A	21,666,554
92,205	@	Discovery Communications, Inc. - Class A	2,079,223
92,205	@	Discovery Communications, Inc. - Class C	1,892,969
58,146	@	Liberty Global, Inc.	923,940
59,003	@	Liberty Global, Inc. - Series C	932,837
116,735	@	Liberty Media Corp. - Capital Shares A	1,582,927
387,100	@	Liberty Media Corp. - Entertainment	10,354,925
101,295	@	Viacom - Class B	2,299,397
312,410		Walt Disney Co.	7,288,525
89,460		World Wrestling Entertainment, Inc.	1,123,618
			71,569,145
		Mining: 0.3%
26,460		Freeport-McMoRan Copper & Gold, Inc.	1,325,911
			1,325,911

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS   PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Miscellaneous Manufacturing: 3.7%
267,420		Pall Corp.	$7,102,675
355,088	@@	Tyco International Ltd.	9,225,186
			16,327,861
		Oil & Gas: 9.6%
940,395		Anadarko Petroleum Corp.	42,684,529
			42,684,529
		Oil & Gas Services: 10.7%
214,919	@	National Oilwell Varco, Inc.	7,019,255
2,069,430	@	Weatherford International Ltd.	40,478,048
			47,497,303
		Pharmaceuticals: 7.1%
129,830	@	Alkermes, Inc.	1,404,761
781,504	@	Forest Laboratories, Inc.	19,623,565
90,540	@	Isis Pharmaceuticals, Inc.	1,493,910
56,392	@@	Teva Pharmaceutical Industries Ltd. ADR	2,782,381
243,330	@	Valeant Pharmaceuticals International	6,258,448
			31,563,065
		Retail: 0.2%
184,500	@	Charming Shoppes, Inc.	686,340
			686,340
		Semiconductors: 4.6%
479,320	@	Broadcom Corp.	11,882,343
94,200	@,L	Cree, Inc.	2,768,538
82,890	@	DSP Group, Inc.	560,336
307,240		Intel Corp.	5,084,822
			20,296,039
		Software: 1.8%
93,870	@,L	Advent Software, Inc.	3,077,997
156,970	@	Autodesk, Inc.	2,979,291
79,470		Microsoft Corp.	1,889,002
			7,946,290
		Telecommunications: 1.1%
112,217	@	Arris Group, Inc.	1,364,559
243,160	@@,L	Nokia OYJ ADR	3,545,273
			4,909,832
Total Common Stock (Cost $492,178,766)			444,103,721
SHORT-TERM INVESTMENTS: 1.8%

	Affiliated Mutual Fund: 0.0%
19,484	ING Institutional Prime Money Market Fund - Class I	19,484
Total Mutual Fund (Cost $19,484)		19,484

Principal Amount		Value
	Securities Lending Collateralcc: 1.8%
$8,090,730	Bank of New York Mellon Corp. Institutional Cash Reserves	$8,059,804
Total Securities Lending Collateral (Cost $8,090,730)		8,059,804
Total Short-Term Investments (Cost $8,110,214)		8,079,288

Total Investments in Securities (Cost $500,288,980)*	102.0%	$452,183,009
Other Assets and Liabilities - Net	(2.0)	(8,731,624)
Net Assets	100.0%	$443,451,385

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

I  Illiquid security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

*  Cost for federal income tax purposes is $500,326,672.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$50,873,286
Gross Unrealized Depreciation	(99,016,949)
Net Unrealized Depreciation	$(48,143,663)
Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock
Aerospace/Defense	$16,260,591	$—	$—
Banks	2,652,289	—	—
Biotechnology	108,551,546	—	—
Computers	10,588,040	—	1
Diversified Financial Services	1,775,313	—	—
Electronics	8,015,056	—	—
Engineering & Construction	916,552	—	—
Entertainment	245,068	—	—
Healthcare - Products	15,451,370	—	—
Healthcare - Services	30,068,176	—	—
Internet	2,797,158	—	—
Iron/Steel	1,976,246	—	—
Media	71,569,145	—	—
Mining	1,325,911	—	—
Miscellaneous Manufacturing	16,327,861	—	—
Oil & Gas	42,684,529	—	—
Oil & Gas Services	47,497,303	—	—

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS   PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Pharmaceuticals	$31,563,065	$—	$—
Retail	686,340	—	—
Semiconductors	20,296,039	—	—
Software	7,946,290	—	—
Telecommunications	4,909,832	—	—
Total Common Stock	444,103,720	—	1
Short-Term Investments	19,484	8,059,804	—
Total	$444,123,204	$8,059,804	$1
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning Balance 12/31/08	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/09
Common Stock	$1	$—	$—	$—	$—	$—	$1
Total	$1	$—	$—	$—	$—	$—	$1

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $—. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING NEUBERGER   PORTFOLIO OF INVESTMENTS
BERMAN PARTNERS PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.9%
		Aerospace/Defense: 1.6%
22,700		L-3 Communications Holdings, Inc.	$1,574,926
			1,574,926
		Banks: 11.9%
227,500		Bank of America Corp.	3,003,000
204,700		Citigroup, Inc.	607,959
11,300		Comerica, Inc.	238,995
47,400		Fifth Third Bancorp.	336,540
9,150		Goldman Sachs Group, Inc.	1,349,076
51,800		JPMorgan Chase & Co.	1,766,898
53,800		Morgan Stanley	1,533,838
31,000		State Street Corp.	1,463,200
6,600		SunTrust Bank	108,570
69,500		Wells Fargo & Co.	1,686,070
			12,094,146
		Beverages: 2.1%
58,742	@	Constellation Brands, Inc.	744,849
67,400	@	Dr Pepper Snapple Group, Inc.	1,428,206
			2,173,055
		Coal: 2.0%
40,900		Peabody Energy Corp.	1,233,544
21,100		Walter Industries, Inc.	764,664
			1,998,208

Shares			Value
		Commercial Services: 3.1%
51,750		Lender Processing Services, Inc.	$1,437,098
63,200		Moody's Corp.	1,665,320
			3,102,418
		Computers: 2.9%
32,500	@	Affiliated Computer Services, Inc.	1,443,650
39,900		Hewlett-Packard Co.	1,542,135
			2,985,785
		Cosmetics/Personal Care: 0.7%
27,400		Avon Products, Inc.	706,372
			706,372
		Diversified Financial Services: 2.9%
57,300		American Express Co.	1,331,652
90,400		Invesco Ltd.	1,610,928
			2,942,580
		Electric: 2.8%
23,500		FirstEnergy Corp.	910,625
74,700	@	NRG Energy, Inc.	1,939,212
			2,849,837
		Electrical Components & Equipment: 2.0%
38,900	@	Energizer Holdings, Inc.	2,032,136
			2,032,136
		Engineering & Construction: 5.6%
98,400	@@	ABB Ltd. ADR	1,552,752
128,900	@@	Chicago Bridge & Iron Co. NV	1,598,360
55,600		KBR, Inc.	1,025,264
75,200	@	McDermott International, Inc.	1,527,312
			5,703,688
		Healthcare-Products: 2.2%
31,000	@@	Covidien PLC	1,160,640
25,200	@	Zimmer Holdings, Inc.	1,073,520
			2,234,160
		Healthcare-Services: 3.6%
56,900		Aetna, Inc.	1,425,345
43,900	@	WellPoint, Inc.	2,234,071
			3,659,416
		Home Builders: 0.1%
200	@	NVR, Inc.	100,478
			100,478
		Insurance: 4.5%
44,700		Assurant, Inc.	1,076,823
800	@	Berkshire Hathaway, Inc. - Class B	2,316,584
38,900		Metlife, Inc.	1,167,389
			4,560,796
		Internet: 0.3%
18,400	@	Symantec Corp.	286,304
			286,304
		Iron/Steel: 0.7%
30,600		Cliffs Natural Resources, Inc.	748,782
			748,782

See Accompanying Notes to Financial Statements

ING NEUBERGER   PORTFOLIO OF INVESTMENTS
BERMAN PARTNERS PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Leisure Time: 1.6%
97,200		Harley-Davidson, Inc.	$1,575,612
			1,575,612
		Machinery-Construction & Mining: 2.6%
35,301		Joy Global, Inc.	1,260,952
116,300	@	Terex Corp.	1,403,741
			2,664,693
		Media: 3.8%
69,800		Cablevision Systems Corp.	1,354,818
81,700		McGraw-Hill Cos., Inc.	2,459,987
			3,814,805
		Mining: 5.3%
35,800		Freeport-McMoRan Copper & Gold, Inc.	1,793,938
38,900	@@	Sterlite Industries India Ltd. ADR	483,916
115,300	@@	Teck Cominco Ltd. - Class B	1,837,882
114,200	@@	Xstrata PLC	1,241,154
			5,356,890
		Miscellaneous Manufacturing: 0.9%
43,400	@@	Ingersoll-Rand Co.	907,060
			907,060
		Oil & Gas: 14.4%
46,100	@@	Canadian Natural Resources Ltd.	2,419,789
67,500	@	Denbury Resources, Inc.	994,275
20,100		EOG Resources, Inc.	1,365,192
1,300		ExxonMobil Corp.	90,883
54,800		Noble Corp.	1,657,700
69,400	@@	Petroleo Brasileiro SA ADR	2,844,012
52,100	@	Southwestern Energy Co.	2,024,085
37,740	@@	Suncor Energy, Inc.	1,145,032
64,700	@@	Talisman Energy, Inc.	924,563
30,550		XTO Energy, Inc.	1,165,177
			14,630,708
		Oil & Gas Services: 1.4%
44,800	@	National Oilwell Varco, Inc.	1,463,168
			1,463,168
		Pharmaceuticals: 4.9%
100,600	@	NBTY, Inc.	2,828,870
50,800	@@	Shire PLC ADR	2,107,184
			4,936,054
		Retail: 4.4%
39,200		Best Buy Co., Inc.	1,312,808
58,900		JC Penney Co., Inc.	1,691,019
120,400		Macy's, Inc.	1,415,904
			4,419,731
		Software: 6.3%
37,300	@,@@	Check Point Software Technologies	875,431
87,000		Fidelity National Information Services, Inc.	1,736,520
72,200		IMS Health, Inc.	916,940
53,180		Microsoft Corp.	1,264,089
72,510	@	Oracle Corp.	1,553,164
			6,346,144

Shares			Value
		Telecommunications: 2.1%
42,000	@@	China Mobile Ltd. ADR	$2,103,360
			2,103,360
		Transportation: 1.2%
24,800		Genco Shipping & Trading Ltd.	538,656
57,457	@@	Ship Finance International Ltd.	633,751
			1,172,407
Total Common Stock (Cost $82,820,393)			99,143,719
REAL ESTATE INVESTMENT TRUSTS: 0.8%
		Diversified: 0.8%
18,608		Vornado Realty Trust	837,918
Total Real Estate Investment Trusts (Cost $835,752)			837,918
PREFERRED STOCK: 0.2%
		Banks: 0.2%
10,700	P	Citigroup, Inc.	199,876
Total Preferred Stock (Cost $234,036)			199,876

Total Investments in Securities (Cost $83,890,181)*	98.9%	$100,181,513
Other Assets and Liabilities - Net	1.1	1,110,320
Net Assets	100.0%	$101,291,833

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

P  Preferred Stock may be called prior to convertible date.

*  Cost for federal income tax purposes is $118,575,216.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$19,214,996
Gross Unrealized Depreciation	(37,608,699)
Net Unrealized Depreciation	$(18,393,703)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock
Aerospace/Defense	$1,574,926	$—	$—
Banks	12,094,146	—	—
Beverages	2,173,055	—	—
Coal	1,998,208	—	—
Commercial Services	3,102,418	—	—
Computers	2,985,785	—	—
Cosmetics/Personal Care	706,372	—	—
Diversified Financial Services	2,942,580	—	—
Electric	2,849,837	—	—

See Accompanying Notes to Financial Statements

ING NEUBERGER   PORTFOLIO OF INVESTMENTS
BERMAN PARTNERS PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Electrical Components & Equipment	$2,032,136	$—	$—
Engineering & Construction	5,703,688	—	—
Healthcare - Products	2,234,160	—	—
Healthcare - Services	3,659,416	—	—
Home Builders	100,478	—	—
Insurance	4,560,796	—	—
Internet	286,304	—	—
Iron/Steel	748,782	—	—
Leisure Time	1,575,612	—	—
Machinery - Construction & Mining	2,664,693	—	—
Media	3,814,805	—	—
Mining	4,115,736	1,241,154	—
Miscellaneous Manufacturing	907,060	—	—
Oil & Gas	14,630,708	—	—
Oil & Gas Services	1,463,168	—	—
Pharmaceuticals	4,936,054	—	—
Retail	4,419,731	—	—
Software	6,346,144	—	—
Telecommunications	2,103,360	—	—
Transportation	1,172,407	—	—
Total Common Stock	97,902,565	1,241,154	—
Real Estate Investment Trusts	837,918	—	—
Preferred Stock	—	199,876	—
Total	$98,740,483	$1,441,030	$—
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.2%
		Australia: 0.1%
315,395		Aristocrat Leisure Ltd.	$960,981
			960,981
		Bermuda: 0.8%
920,100		XL Capital, Ltd.	10,544,346
			10,544,346
		Brazil: 1.7%
228,900	L	Cia de Bebidas das Americas ADR	14,839,587
548,300		Empresa Brasileira de Aeronautica SA ADR	9,079,848
			23,919,435
		Canada: 1.0%
479,200		Husky Energy, Inc.	13,401,862
			13,401,862
		Finland: 0.9%
568,900		Fortum OYJ	12,967,104
			12,967,104
		France: 6.4%
348,988		LVMH Moet Hennessy Louis Vuitton SA	26,765,233
156,686	@,L	NicOx SA	1,974,141
213,639		Sanofi-Aventis	12,623,904
158,888		Societe Generale	8,721,491
358,584	L	Technip SA	17,681,890
379,794		Total SA	20,585,118
			88,351,777

Shares			Value
		Germany: 6.0%
185,342		Allianz AG	$17,096,442
241,287		Bayerische Motoren Werke AG	9,114,647
617,742		SAP AG	24,906,388
456,425		Siemens AG	31,562,989
			82,680,466
		India: 2.7%
1,804,413	@	Dish TV India Ltd.	1,438,680
85,700		HDFC Bank Ltd.	2,671,182
693,165		Infosys Technologies Ltd.	25,633,213
1,535,738	@	Wire and Wireless India Ltd.	634,538
1,977,076		Zee Telefilms Ltd.	7,280,598
			37,658,211
		Italy: 1.2%
1,185,600	L	Bulgari S.p.A.	6,352,267
192,225	L	Tod's S.p.A.	10,974,987
			17,327,254
		Japan: 11.6%
79,600		Fanuc Ltd.	6,378,851
623,300		Hoya Corp.	12,485,883
3,428		KDDI Corp.	18,189,121
57,683		Keyence Corp.	11,751,691
97,900		Kyocera Corp.	7,349,754
1,071,000		Mitsubishi Electric Corp.	6,768,860
351,300		Murata Manufacturing Co., Ltd.	14,993,275
104,300		Nidec Corp.	6,348,675
36,700		Nintendo Co., Ltd.	10,156,906
245,700		Secom Co., Ltd.	9,971,915
264,171		Seven & I Holdings Co., Ltd.	6,195,497
817,100		Sony Corp.	21,317,334
925		Sony Financial Holdings, Inc.	2,550,377
398,100		Sumitomo Mitsui Financial Group, Inc.	16,109,238
266,400		Toyota Motor Corp.	10,074,547
			160,641,924
		Mexico: 3.0%
4,785,200		Fomento Economico Mexicano SA de CV ADR	15,433,140
2,359,400		Grupo Modelo SA	8,428,316
1,052,900		Grupo Televisa SA ADR	17,899,300
			41,760,756
		Netherlands: 2.8%
871,383	L	European Aeronautic Defence and Space Co. NV	14,151,730
703,277		Koninklijke Philips Electronics NV	12,984,666
567,025		TNT NV	11,083,047
			38,219,443
		Norway: 0.5%
401,000		Tandberg ASA	6,766,394
			6,766,394
		Spain: 1.4%
393,800	L	Inditex SA	18,952,490
			18,952,490
		Sweden: 7.3%
1,581,300	L	Assa Abloy AB	22,111,027
944,575	L	Investor AB	14,605,536
6,438,520	L	Telefonaktiebolaget LM Ericsson	63,428,642
			100,145,205

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Switzerland: 5.8%
19,127	@	Basilea Pharmaceutica - Reg	$1,640,268
671,863		Credit Suisse Group	30,782,070
115,789		Nestle SA	4,372,013
234,552		Roche Holding AG	31,958,231
921,891	@	UBS AG - Reg	11,319,360
			80,071,942
		Taiwan: 2.0%
1,172,788		MediaTek, Inc.	13,923,865
7,960,311		Taiwan Semiconductor Manufacturing Co., Ltd.	13,064,469
			26,988,334
		Turkey: 0.5%
498,000		Turkcell Iletisim Hizmet AS ADR	6,902,280
			6,902,280
		United Kingdom: 8.7%
1,560,710		3i Group PLC	6,243,782
987,828		Burberry Group PLC	6,884,350
1,305,818		Cadbury PLC	11,161,720
597,879		Diageo PLC	8,587,401
2,279,098		HSBC Holdings PLC - Hong Kong	19,016,302
1,743,516		Prudential PLC	11,917,735
317,686		Reckitt Benckiser PLC	14,508,050
2,825,190		Tesco PLC	16,498,676
505,447		Unilever PLC	11,879,052
6,604,406		Vodafone Group PLC	12,845,164
			119,542,232
		United States: 33.8%
301,800		3M Co.	18,138,180
741,783	@	Adobe Systems, Inc.	20,992,459
614,000		Aetna, Inc.	15,380,700
420,500		Aflac, Inc.	13,073,345
800,400		Altera Corp.	13,030,512
519,400		Automatic Data Processing, Inc.	18,407,536
153,700		Boeing Co.	6,532,250
741,700		Carnival Corp.	19,113,609
246,200		Colgate-Palmolive Co.	17,416,188
1,025,200		Corning, Inc.	16,464,712
1,353,800	@	eBay, Inc.	23,190,594
291,200		Emerson Electric Co.	9,434,880
212,700	@,L	InterMune, Inc.	3,233,040
263,600		International Game Technology	4,191,240
913,000	@	Intuit, Inc.	25,710,080
1,382,500	@	Juniper Networks, Inc.	32,627,000
227,400		Linear Technology Corp.	5,309,790
110,500		Lockheed Martin Corp.	8,911,825
813,200		Maxim Integrated Products	12,759,108
358,900		McDonald's Corp.	20,633,161
1,164,900		Microsoft Corp.	27,689,673
266,600		Raytheon Co.	11,845,038
133,000	@	Regeneron Pharmaceuticals, Inc.	2,383,360
49,300		Schering-Plough Corp.	1,238,416
456,854	@	Seattle Genetics, Inc.	4,440,621
391,900	@	Shuffle Master, Inc.	2,590,459
8,106,739	@,L	Sirius XM Radio, Inc.	3,485,898
1,740,600	@	SLM Corp.	17,875,962

Shares			Value
327,000	@,L	Theravance, Inc.	$4,787,280
548,400		Tiffany & Co.	13,907,424
232,679	@	Transocean, Ltd.	17,285,723
422,600		Wal-Mart Stores, Inc.	20,470,744
816,300		Walt Disney Co.	19,044,279
243,400	@	WellPoint, Inc.	12,386,626
41,600	@	Zimmer Holdings, Inc.	1,772,160
			465,753,872
Total Common Stock (Cost $1,573,309,170)			1,353,556,308
PREFERRED STOCK: 0.6%

	Germany: 0.6%
325,159	Bayerische Motoren Werke AG	7,852,398
Total Preferred Stock (Cost $10,018,397)		7,852,398
Principal Amount		Value
CONVERTIBLE BONDS: 0.1%
	United States: 0.1%
$1,890,000	Theravance, Inc., 3.000%, due 01/15/15	$1,393,875
Total Convertible Bonds (Cost $1,890,000)		1,393,875
Total Long-Term Investments (Cost $1,585,217,567)		1,362,802,581
Shares		Value
SHORT-TERM INVESTMENTS: 4.0%
	Affiliated Mutual Fund: 1.1%
15,151,626	ING Institutional Prime Money Market Fund - Class I	$15,151,626
Total Mutual Fund (Cost $15,151,626)		15,151,626
Principal Amount		Value
	Securities Lending Collateralcc: 2.9%
$40,351,320	Bank of New York Mellon Corp. Institutional Cash Reserves	$39,587,150
Total Securities Lending Collateral (Cost $40,351,320)		39,587,150
Total Short-Term Investments (Cost $55,502,946)		54,738,776

Total Investments in Securities (Cost $1,640,720,513)*	102.9%	$1,417,541,357
Other Assets and Liabilities - Net	(2.9)	(39,626,832)
Net Assets	100.0%	$1,377,914,525

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $1,660,744,972.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$100,798,266
Gross Unrealized Depreciation	(344,001,881)
Net Unrealized Depreciation	$(243,203,615)
Industry	Percentage of Net Assets
Aerospace/Defense	3.7%
Apparel	1.3
Auto Manufacturers	2.0
Banks	6.4
Beverages	3.4
Biotechnology	1.0
Commercial Services	2.1
Computers	1.9
Cosmetics/Personal Care	1.3
Diversified Financial Services	1.3
Electric	0.9
Electrical Components & Equipment	1.2
Electronics	4.8
Entertainment	0.6
Food	3.2
Healthcare - Products	0.1
Healthcare - Services	2.0
Holding Companies - Diversified	1.9
Home Furnishings	1.5
Household Products/Wares	1.0
Insurance	4.0
Internet	1.7
Investment Companies	1.1
Leisure Time	1.4
Machinery - Diversified	0.5
Media	3.6
Metal Fabricate/Hardware	1.6
Miscellaneous Manufacturing	3.6
Oil & Gas	3.7
Oil & Gas Services	1.3
Pharmaceuticals	3.8
Retail	6.3
Semiconductors	4.2
Software	7.2
Telecommunications	11.4
Toys/Games/Hobbies	0.7
Transportation	0.8
Venture Capital	0.4
Short-Term Investments	4.0
Other Assets and Liabilities - Net	(2.9)
Net Assets	100.0%

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)+	Significant Unobservable Inputs (Level 3)
Common Stock
Australia	$—	$960,981	$—
Bermuda	10,544,346	—	—
Brazil	23,919,435	—	—
Canada	13,401,862	—	—
Finland	—	12,967,104	—
France	—	88,351,777	—
Germany	—	82,680,466	—
India	2,671,182	34,987,029	—
Italy	—	17,327,254	—
Japan	—	160,641,924	—
Mexico	41,760,756	—	—
Netherlands	—	38,219,443	—
Norway	—	6,766,394	—
Spain	—	18,952,490	—
Sweden	—	100,145,205	—
Switzerland	—	80,071,942	—
Taiwan	—	26,988,334	—
Turkey	6,902,280	—	—
United Kingdom	—	119,542,232	—
United States	465,753,872	—	—
Total Common Stock	564,953,733	788,602,575	—
Preferred Stock	—	7,852,398	—
Convertible Bonds	—	1,393,875	—
Short-Term Investments	15,151,626	39,587,150	—
Total	$580,105,359	$837,435,998	$—
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Principal Amount			Value
CORPORATE BONDS/NOTES: 29.5%
		Advertising: 0.1%
$485,000	C,S,L	Lamar Media Corp., 7.250%, due 01/01/13	$463,781
			463,781
		Aerospace/Defense: 0.5%
390,000	C,S	Alliant Techsystems, Inc., 6.750%, due 04/01/16	359,775
575,000	C,S	BE Aerospace, Inc., 8.500%, due 07/01/18	543,375
342,000	C,S	Boeing Co., 5.000%, due 03/15/14	360,442
445,000	C,S	L-3 Communications Corp., 5.875%, due 01/15/15	397,163
175,000	C,S	L-3 Communications Corp., 6.375%, due 10/15/15	159,688
368,000	C,S	United Technologies Corp., 6.125%, due 02/01/19	408,046
163,000	C,S	United Technologies Corp., 6.125%, due 07/15/38	177,550
			2,406,039
		Agriculture: 0.2%
292,000	S	Altria Group, Inc., 9.700%, due 11/10/18	335,293
300,000	@@,#,C,S	MHP SA, 10.250%, due 11/30/11	229,500

Principal Amount				Value
	$214,000	S	Philip Morris International, Inc., 5.650%, due 05/16/18	$224,704
				789,497
			Airlines: 0.1%
	440,000	C,S,I	American Airlines Pass-Through Trust, 7.858%, due 10/01/11	412,500
	125,000		American Airlines Pass-Through Trust, 10.375%, due 07/02/19	125,000
				537,500
			Apparel: 0.1%
	475,000	C,S	Levi Strauss & Co., 9.750%, due 01/15/15	469,063
				469,063
			Auto Manufacturers: 0.3%
	134,000	S	Daimler Finance NA, LLC, 5.750%, due 09/08/11	136,802
	239,000	S	Daimler Finance NA, LLC, 5.875%, due 03/15/11	243,070
	240,000	S	Ford Motor Co., 6.500%, due 08/01/18	142,800
	1,155,000	S	Ford Motor Co., 7.450%, due 07/16/31	687,225
				1,209,897
			Auto Parts & Equipment: 0.2%
	475,000	#,C,S,L	Allison Transmission, Inc., 11.000%, due 11/01/15	377,625
	210,000	C,S	Goodyear Tire & Rubber Co., 7.857%, due 08/15/11	205,800
	145,000	C,S	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	144,275
				727,700
			Banks: 5.5%
	930,000	@@,#,S	Banco BMG SA, 9.150%, due 01/15/16	904,425
	305,000	@@,#,C,S	Banco de Credito del Peru, 6.950%, due 11/07/21	298,138
	241,000	@@,#,S	Banco Hipotecario SA, 9.750%, due 04/27/16	147,010
MXN	1,007,479	@@,S	Banco Invex SA, 6.450%, due 03/13/34	239,662
	$445,000	S	Bank of America Corp., 4.900%, due 05/01/13	433,816
	1,155,000	S	Bank of America Corp., 5.650%, due 05/01/18	1,022,301
EUR	1,380,000	@@,S	Bank of Scotland PLC, 4.375%, due 07/13/16	1,812,862
EUR	755,000	@@,S	Bank of Scotland PLC, 4.500%, due 07/13/21	907,462
	$160,000	@@,C,S	Barclays Bank PLC, 6.278%, due 12/29/49	92,800

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Banks (continued)
	$1,712,000	S	Citigroup, Inc., 5.500%, due 04/11/13	$1,605,895
	232,000	S	Citigroup, Inc., 6.500%, due 08/19/13	225,559
	698,000	@@,S	Credit Suisse New York, 5.000%, due 05/15/13	714,204
	204,000	@@,S	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR), 4.875%, due 05/20/13	209,584
	550,000	@@,S	Export-Import Bank of Korea, 8.125%, due 01/21/14	602,621
	355,000	#,S	General Motors Acceptance Corp., 8.000%, due 11/01/31	252,050
	1,060,000	S	Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,033,708
	664,000	S	Goldman Sachs Group, Inc., 7.500%, due 02/15/19	712,219
	335,000	@@,#,S	Hana Bank, 6.500%, due 04/09/12	346,623
	366,000	@@,S	HSBC Holdings PLC - Hong Kong, 6.800%, due 06/01/38	373,605
	210,000	@@,#,S	HSBK Europe BV, 7.250%, due 05/03/17	121,800
	2,550,000	@@,#,S	HSBK Europe BV, 9.250%, due 10/16/13	1,937,978
	1,000,000	@@,#,C,S	ICICI Bank Ltd., 6.375%, due 04/30/22	782,096
	1,314,000	S	JPMorgan Chase & Co., 6.400%, due 05/15/38	1,321,641
	440,000	@@,S	Korea Development Bank, 8.000%, due 01/23/14	477,585
	360,000	@@,#,S	Kuznetski Capital for Bank of Moscow, 7.375%, due 11/26/10	361,800
	1,531,000	S	Morgan Stanley, 6.000%, due 04/28/15	1,528,854
	340,000	@@,#,S	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.750%, due 05/29/18	307,700
	191,000	@@,S	UBS AG, 5.750%, due 04/25/18	174,242
	1,100,000	@@,#,S	VTB Capital SA, 6.875%, due 05/29/18	995,500
	2,365,000	@@,C,S	VTB Capital SA for Vneshtorgbank, 6.315%, due 02/04/15	2,237,668
	901,000	S	Wells Fargo & Co., 5.250%, due 10/23/12	933,359
EUR	1,328,000	S	WM Covered Bond Program, 3.875%, due 09/27/11	1,811,246
EUR	1,615,000	S	WM Covered Bond Program, 4.000%, due 09/27/16	1,926,321
				26,852,334

Principal Amount				Value
			Beverages: 0.2%
BRL	860,000	@@,S	AmBev International Finance Co. Ltd., 9.500%, due 07/24/17	$418,589
	$177,000	@@,C,S	Diageo Capital PLC, 7.375%, due 01/15/14	200,462
	180,000	C,S	PepsiCo, Inc., 7.900%, due 11/01/18	219,365
				838,416
			Biotechnology: 0.0%
	172,000	C,S	Amgen, Inc., 5.700%, due 02/01/19	181,797
				181,797
			Building Materials: 0.0%
	180,000	C,S	Nortek, Inc., 8.500%, due 09/01/14	52,200
	340,000	+,C,S	NTK Holdings, Inc., 0.000% (step rate 10.750%), due 03/01/14	28,900
				81,100
			Chemicals: 0.4%
	800,000	@@,#,C,S	Braskem Finance Ltd., 7.250%, due 06/05/18	748,000
	221,000	C,S	EI Du Pont de Nemours & Co., 5.750%, due 03/15/19	233,669
	136,000	C,S	EI Du Pont de Nemours & Co., 6.000%, due 07/15/18	146,856
	125,000	C	Huntsman International, LLC, 7.875%, due 11/15/14	99,688
	100,000	C,S	Huntsman LLC, 11.500%, due 07/15/12	101,750
	185,000	C,S	Huntsman LLC, 11.625%, due 10/15/10	190,088
	1,415,000	C,S	Momentive Performance Materials, Inc., 11.500%, due 12/01/16	403,275
	235,000	C,S	Nalco Co., 8.875%, due 11/15/13	240,875
				2,164,201
			Coal: 0.1%
	500,000	C,S	Massey Energy Co., 6.875%, due 12/15/13	460,000
	230,000	C,S	Peabody Energy Corp., 6.875%, due 03/15/13	228,850
				688,850
			Commercial Services: 0.6%
	170,000	C,S	Aramark Services, Inc., 8.500%, due 02/01/15	165,750
	515,000	C,S	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.625%, due 05/15/14	368,225
	255,000	C	Corrections Corp. of America, 7.750%, due 06/01/17	252,450

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Commercial Services (continued)
	$360,000	C,S	Hertz Corp., 10.500%, due 01/01/16	$322,200
	135,000	C,S	Iron Mountain, Inc., 7.750%, due 01/15/15	130,275
	330,000	C,S	Iron Mountain, Inc., 8.625%, due 04/01/13	330,825
	100,000	#,C,I	RSC Equipment Rental, Inc., 10.000%, due 07/15/17	100,500
	170,000	C,S	Service Corp. International, 6.750%, due 04/01/15	154,700
	80,000	C,S	Service Corp. International, 7.000%, due 06/15/17	72,800
	795,000	C,S	United Rentals North America, Inc., 7.000%, due 02/15/14	653,888
	405,000	#,C,S	US Investigations Services, Inc., 10.500%, due 11/01/15	332,100
				2,883,713
			Computers: 0.4%
	250,000	C,S	Affiliated Computer Services, Inc., 5.200%, due 06/01/15	213,750
	160,000	C,S	Hewlett-Packard Co., 6.125%, due 03/01/14	176,544
	346,000	C,S	International Business Machines Corp., 8.000%, due 10/15/38	449,307
	655,000	@@,#,C,S	Seagate Technology International, 10.000%, due 05/01/14	678,744
	690,000	C,S	Sungard Data Systems, Inc., 9.125%, due 08/15/13	655,500
				2,173,845
			Cosmetics/Personal Care: 0.1%
	430,000	C,S	Elizabeth Arden, Inc., 7.750%, due 01/15/14	374,100
	238,000	C,S	Procter & Gamble Co., 4.700%, due 02/15/19	241,830
				615,930
			Diversified Financial Services: 2.6%
	332,000	S	American Express Credit Corp., 5.875%, due 05/02/13	329,944
	263,000	S	American Express Credit Corp., 7.300%, due 08/20/13	273,685
	893,492	@@,S	Autopistas Del Nordeste, 9.390%, due 04/15/24	509,290
EUR	227,000	S	BA Covered Bond Issuer, 4.250%, due 04/05/17	280,943
RUB	7,800,000	@@,S	Bank of Moscow, 7.250%, due 11/25/09	242,116
	$641,000	S	Bear Stearns Cos., Inc., 7.250%, due 02/01/18	676,686

Principal Amount				Value
	$197,000	@@,C,S	BP Capital Markets PLC, 3.625%, due 05/08/14	$196,690
	540,000	@@,#,C,S	C10 Capital, Ltd., 6.722%, due 12/31/49	276,829
	289,000	S	Caterpillar Financial Services, 7.150%, due 02/15/19	309,881
	390,000	#,C,S	CCM Merger, Inc., 8.000%, due 08/01/13	271,050
	493,000	S	CIT Group, Inc., 7.625%, due 11/30/12	337,807
	206,000	S	Countrywide Financial Corp., 5.800%, due 06/07/12	207,421
	330,000		Ford Motor Credit Co., LLC, 8.000%, due 06/01/14	267,263
	440,000	S	Ford Motor Credit Co., LLC, 9.750%, due 09/15/10	421,588
	398,000	S,L	General Electric Capital Corp., 4.800%, due 05/01/13	398,778
	539,000	S	General Electric Capital Corp., 5.400%, due 09/20/13	534,983
	668,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	603,049
	223,000	S	HSBC Finance Corp., 4.750%, due 07/15/13	217,947
	248,000	S	HSBC Finance Corp., 5.700%, due 06/01/11	250,387
	1,430,731	@@,#,S	IIRSA Norte Finance Ltd., 8.750%, due 05/30/24	1,337,734
	281,000	S	International Lease Finance Corp., 6.375%, due 03/25/13	213,954
	222,000	S	International Lease Finance Corp., 6.625%, due 11/15/13	171,026
	300,000	@@,#,C,S	ISA Capital do Brasil SA, 8.800%, due 01/30/17	309,000
MXN	542,123	@@,S	JPMorgan Hipotecaria su Casita, 6.100%, due 09/25/35	105,425
	$1,500,000	@@,I	JSC Astana Finance, 9.160%, due 03/14/12	195,450
RUB	7,600,000	@@,C,S	JSC RosBank, 8.000%, due 09/30/09	235,298
	$490,000	±,C,S,I	Lehman Brothers Holdings, Inc., 7.500%, due 05/11/38	49
	1,206,000	S	Merrill Lynch & Co., Inc., 7.750%, due 05/14/38	1,123,326
	134,000	C,S	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	168,279
	650,000	C,S,L	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, due 04/01/17	552,500

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Diversified Financial Services (continued)
	$705,000	S	SLM Corp., 4.500%, due 07/26/10	$666,391
	190,000	C	SLM Corp., 8.450%, due 06/15/18	162,782
	785,000	@@,+,S	Tiers Trust, 0.000% (step rate 8.600%), due 06/15/97	255,126
	340,000	@@,#	TransCapitalInvest Ltd for OJSC AK Transneft, 5.670%, due 03/05/14	292,688
	385,000	+,C,S	Vanguard Health Holding Co. I, LLC, 0.000% (step rate 11.250%), due 10/01/15	377,300
				12,772,665
			Electric: 2.0%
	160,000	#,C,S	AES Corp., 8.750%, due 05/15/13	163,200
	135,000	@@,#,C,S	AES Panama SA, 6.350%, due 12/21/16	128,122
	428,000	C,S	Consolidated Edison Co. of New York, Inc., 7.125%, due 12/01/18	487,063
	202,000	C,S	Dominion Resources, Inc., 6.400%, due 06/15/18	213,587
	244,000	C,S	Duke Energy Carolinas, LLC, 7.000%, due 11/15/18	284,951
	325,000	C,S	Duke Energy Corp., 6.300%, due 02/01/14	351,232
	575,000	C,S	Edison Mission Energy, 7.000%, due 05/15/17	444,188
	250,000	@@,#,C,S	EEB International Ltd., 8.750%, due 10/31/14	259,375
JPY	30,000,000	@@	Electric Power Development Co., 1.800%, due 06/28/10	315,365
BRL	475,000	@@,#,S,I	Eletropaulo Metropolitana de Sao Paulo SA, 19.125%, due 06/28/10	254,529
	$200,000	@@	Empresa Nacional de Electricidad S.A., 6.250%, due 07/08/19	198,288
	685,000	C,S	Energy Future Holdings, 10.875%, due 11/01/17	503,475
	150,000	C,S	FPL Group Capital, Inc., 6.000%, due 03/01/19	161,411
	133,000	C,S	Georgia Power Co., 5.950%, due 02/01/39	139,921
	1,365,000	@@,#,C,S	Israel Electric Corp. Ltd., 7.250%, due 01/15/19	1,350,588
	465,000	@@,#,S	Majapahit Holding BV, 7.250%, due 10/17/11	458,025
	480,000	@@,#,S	Majapahit Holding BV, 7.750%, due 10/17/16	424,800

Principal Amount			Value
$564,000	C,S	Midamerican Energy Holdings Co., 5.750%, due 04/01/18	$587,678
685,000	C,S	Mirant North America, LLC, 7.375%, due 12/31/13	661,025
23,800,000	@@,S	National Power Corp., 5.875%, due 12/19/16	443,855
355,000	C,S	NRG Energy, Inc., 7.375%, due 02/01/16	336,806
240,000	C,S	NRG Energy, Inc., 7.375%, due 01/15/17	226,800
401,000	C,S	Pacific Gas & Electric Co., 6.250%, due 12/01/13	440,758
218,000	C,S	Pacific Gas & Electric Co., 8.250%, due 10/15/18	266,482
465,000	C,S	RRI Energy, Inc., 7.625%, due 06/15/14	427,800
270,000	C,S	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	169,425
			9,698,749
		Electronics: 0.1%
235,000	@@,C,S	Celestica, Inc., 7.625%, due 07/01/13	230,300
305,000	@@,C,S	Flextronics International Ltd., 6.500%, due 05/15/13	295,088
			525,388
		Energy-Alternate Sources: 0.1%
300,000	@@,#	Power Sector Assets & Liabilities Management Corp., 7.250%, due 05/27/19	303,750
			303,750
		Engineering & Construction: 0.1%
380,000	@@,#,C,S	Odebrecht Finance Ltd., 9.625%, due 04/09/14	415,644
			415,644
		Entertainment: 0.5%
130,000	C,S	AMC Entertainment, Inc., 8.000%, due 03/01/14	111,475
325,000	#,C	Cinemark USA, Inc., 8.625%, due 06/15/19	322,563
725,000	#,±,C,S	Greektown Holdings, LLC, 10.750%, due 12/01/13	48,938
342,000	C,S	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	277,020
910,000	#,C,S	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	459,550

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Entertainment (continued)
$390,000	C,S	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	$296,400
240,000	C,S	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	240,000
250,000	#,C,S	Pokagon Gaming Authority, 10.375%, due 06/15/14	246,250
510,000	C,S	Warner Music Group, 7.375%, due 04/15/14	434,138
130,000	#,C	Warner Music Group, 9.500%, due 06/15/16	130,000
			2,566,334
		Environmental Control: 0.1%
485,000	C,S	Allied Waste North America, Inc., 7.375%, due 04/15/14	495,193
			495,193
		Food: 0.7%
360,000	C,S,L	Chiquita Brands International, Inc., 7.500%, due 11/01/14	304,200
170,000	C,S,L	Chiquita Brands International, Inc., 8.875%, due 12/01/15	147,475
725,000	C,S	Dean Foods Co., 7.000%, due 06/01/16	665,188
480,000	C,S	Delhaize America, Inc., 9.000%, due 04/15/31	584,230
280,000	C,S	Dole Food Co., Inc., 7.250%, due 06/15/10	277,200
245,000	C,S	Dole Food Co., Inc., 8.875%, due 03/15/11	240,100
161,000	C,S	General Mills, Inc., 5.650%, due 02/15/19	168,584
350,000	#,C,S	JBS USA LLC, 11.625%, due 05/01/14	332,500
447,000	S	Kraft Foods, Inc., 6.125%, due 02/01/18	462,932
223,000	C,S	Kroger Co., 7.500%, due 01/15/14	249,772
205,000	S	Smithfield Foods, Inc., 7.000%, due 08/01/11	195,775
			3,627,956
		Forest Products & Paper: 0.1%
455,000	#,C,S	Georgia-Pacific Corp., 8.250%, due 05/01/16	443,625
455,000	C,S	NewPage Corp., 10.000%, due 05/01/12	220,675
			664,300
		Gas: 0.1%
264,000	C,S	Sempra Energy, 9.800%, due 02/15/19	320,301
			320,301
		Hand/Machine Tools: 0.0%
65,000	C,S	Baldor Electric Co., 8.625%, due 02/15/17	60,450
			60,450

Principal Amount			Value
		Healthcare-Products: 0.3%
$475,000	&,C,S	Biomet, Inc., 10.375%, due 10/15/17	$461,938
375,000	C,S	DJO Finance,LLC/DJO Finance Corp., 10.875%, due 11/15/14	329,063
95,000	@@,S	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	97,138
159,000	C,S	Johnson & Johnson, 5.850%, due 07/15/38	171,016
265,000	&,C,S	Universal Hospital Services, Inc., 8.500%, due 06/01/15	251,088
			1,310,243
		Healthcare-Services: 1.0%
435,000	#,C,S	Apria Healthcare Group, Inc., 11.250%, due 11/01/14	421,950
565,000	C,S	Community Health Systems, Inc., 8.875%, due 07/15/15	556,525
180,000	C,S	DaVita, Inc., 6.625%, due 03/15/13	170,550
620,000	C,S	HCA, Inc., 6.375%, due 01/15/15	506,850
135,000	#,C,S	HCA, Inc., 8.500%, due 04/15/19	132,975
530,000	C,S	Healthsouth Corp., 10.750%, due 06/15/16	535,300
215,000	#,C,I	Multiplan, Inc., 10.375%, due 04/15/16	208,013
805,000	C,S	Select Medical Corp., 7.625%, due 02/01/15	658,088
240,000	C,S	Tenet Healthcare Corp., 7.375%, due 02/01/13	217,200
301,000	C,S	UnitedHealth Group, Inc., 6.875%, due 02/15/38	279,435
223,000	&,C,S	US Oncology Holdings, Inc., 6.904%, due 03/15/12	188,993
340,000	C,S	US Oncology, Inc., 9.000%, due 08/15/12	349,350
325,000	#,C	US Oncology, Inc., 9.125%, due 08/15/17	324,188
240,000	C,S	Wellpoint, Inc., 6.375%, due 06/15/37	220,732
			4,770,149
		Home Builders: 0.1%
160,000	C,S	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	72,800
445,000	C,S,L	K Hovnanian Enterprises, Inc., 8.875%, due 04/01/12	278,125
190,000	#,C,S	Lennar Corp., 12.250%, due 06/01/17	200,450
115,000	C,S	Toll Brothers Finance Corp., 8.910%, due 10/15/17	117,773
			669,148

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Household Products/Wares: 0.1%
$325,000	C,S,L	Jarden Corp., 7.500%, due 05/01/17	$286,000
			286,000
		Insurance: 0.2%
609,000	#,S	American International Group, Inc., 8.250%, due 08/15/18	358,872
218,000	C,S	Berkshire Hathaway Finance, 5.000%, due 08/15/13	228,912
206,000	C,S	Metlife, Inc., 6.817%, due 08/15/18	207,813
			795,597
		Iron/Steel: 0.2%
870,000	@@,#,S	Steel Capital SA for OAO Severstal, 9.750%, due 07/29/13	717,750
320,000	S	Steel Dynamics, Inc., 7.375%, due 11/01/12	304,800
			1,022,550
		Leisure Time: 0.1%
290,000	C,S,I	Leslie's Poolmart, 7.750%, due 02/01/13	277,675
85,000	C,S	Sabre Holdings Corp., 7.350%, due 08/01/11	72,675
365,000	C,S	Travelport, LLC, 11.875%, due 09/01/16	217,175
			567,525
		Lodging: 0.3%
345,000	C,S,L	Caesars Entertainment, Inc., 7.875%, due 03/15/10	317,400
815,000	#,C,S	Harrah's Operating Co., Inc., 10.000%, due 12/15/18	480,850
200,000	#,C	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., 11.250%, due 06/01/17	190,000
145,000	C,S	MGM Mirage, Inc., 6.750%, due 04/01/13	97,513
1,865,000	C,S	Station Casinos, Inc., 6.500%, due 02/01/14	46,625
425,000	±,C,S	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15	54,719
400,000	C,S,L	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	354,000
			1,541,107
		Machinery-Construction & Mining: 0.1%
400,000	C,S	Terex Corp., 8.000%, due 11/15/17	309,500
			309,500

Principal Amount			Value
		Machinery-Diversified: 0.2%
$905,000	C,S	Case New Holland, Inc., 7.125%, due 03/01/14	$830,338
290,000	C,S,L	Manitowoc Co., Inc., 7.125%, due 11/01/13	215,688
			1,046,026
		Media: 0.9%
195,000	C,S	Allbritton Communications Co., 7.750%, due 12/15/12	151,613
645,000	±,C,S	CCH I, LLC, 11.000%, due 10/01/15	80,625
235,000	±,C,S	Charter Communications Holdings II, LLC, 10.250%, due 09/15/10	249,100
402,000	C,S	Comcast Corp., 5.700%, due 05/15/18	404,857
540,000	C,S	Echostar DBS Corp., 6.375%, due 10/01/11	525,150
85,000	C	Fisher Communications, Inc., 8.625%, due 09/15/14	75,013
765,000	C,S,L	LIN Television Corp., 6.500%, due 05/15/13	554,625
505,000	C,S	Mediacom, LLC, 9.500%, due 01/15/13	483,538
860,000	±,C,S,I	Medianews Group, Inc., 6.875%, due 10/01/13	4,386
194,000	C,S	News America, Inc., 6.150%, due 03/01/37	165,034
170,000	C,S,L	Radio One, Inc., 8.875%, due 07/01/11	70,975
315,000	#,C,S	Rainbow National Services, LLC, 8.750%, due 09/01/12	318,938
870,000	C,S	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	585,075
400,000	C,S	Time Warner Cable, Inc., 6.200%, due 07/01/13	421,829
161,000	C,S	Time Warner Cable, Inc., 8.750%, due 02/14/19	187,871
222,000	C,S	Time Warner, Inc., 6.500%, due 11/15/36	194,979
156,000	C,S	Walt Disney Company, 4.500%, due 12/15/13	162,787
			4,636,395
		Mining: 1.4%
155,000	C,S	Alcoa, Inc., 6.750%, due 07/15/18	137,736
1,700,000	@@,#,S,L	ALROSA Finance SA, 8.875%, due 11/17/14	1,462,000
1,420,000	@@,#,S,L	ALROSA Finance SA, 8.875%, due 11/17/14	1,278,000
321,000	@@,S	BHP Billiton Finance Ltd., 6.500%, due 04/01/19	357,132
640,000	C,S	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	643,200

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Mining (continued)
	$700,000	@@,C,S	Novelis, Inc., 7.250%, due 02/15/15	$535,500
	266,000	@@,C,S	Rio Tinto Finance USA Ltd., 5.875%, due 07/15/13	267,904
	116,000	@@,C,S	Rio Tinto Finance USA Ltd., 9.000%, due 05/01/19	129,149
	485,000	@@,#,C,S	Teck Cominco Ltd. - Class B, 10.250%, due 05/15/16	508,662
	77,000	@@,C,S	Vale Overseas Ltd., 6.875%, due 11/21/36	73,304
	2,020,000	@@,S	Vedanta Resources PLC, 9.500%, due 07/18/18	1,686,700
				7,079,287
			Miscellaneous Manufacturing: 0.4%
	235,000	@@,#,C,S	Bombardier, Inc., 6.300%, due 05/01/14	206,800
	145,000	@@,#,C,S	Bombardier, Inc., 8.000%, due 11/15/14	137,206
	1,052,000	S	General Electric Co., 5.250%, due 12/06/17	1,034,846
	319,000	C,S	Honeywell International, Inc., 5.000%, due 02/15/19	326,441
	220,000	C,S,L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	163,350
	169,000	@@,C,S	Tyco International Finance, 8.500%, due 01/15/19	187,695
				2,056,338
			Multi-National: 0.1%
	300,000	@@,L	Corp Andina de Fomento, 8.125%, due 06/04/19	318,932
				318,932
			Municipal: 0.2%
	1,190,000	@@,#,S	Bayerische Hypo- und Vereinsbank AG for City of Kiev Ukraine, 8.625%, due 07/15/11	746,725
COP	516,000,000	@@,#	Santa Fe de Bogota DC, 9.750%, due 07/26/28	209,365
				956,090
			Office/Business Equipment: 0.1%
	$302,000	C,S	Xerox Corp., 5.650%, due 05/15/13	298,555
				298,555
			Oil & Gas: 3.3%
	236,000	C,S	Anadarko Petroleum Corp., 7.625%, due 03/15/14	256,103
	535,000	#,C,S	Atlas Energy Resources LLC, 10.750%, due 02/01/18	506,913

Principal Amount			Value
$250,000	C,S	Berry Petroleum Co., 8.250%, due 11/01/16	$215,625
220,000	C,S	Berry Petroleum Co., 10.250%, due 06/01/14	223,300
50,000	C	Bill Barrett Co., 9.875%, due 07/15/16	47,586
650,000	C,S	Chesapeake Energy Corp., 6.875%, due 01/15/16	576,875
115,000	C,S	Cimarex Energy Co., 7.125%, due 05/01/17	101,775
568,000	C,S	ConocoPhillips, 6.500%, due 02/01/39	606,649
480,000	C,S	Denbury Resources, Inc., 7.500%, due 12/15/15	458,400
259,000	C,S	Devon Energy Corp., 6.300%, due 01/15/19	277,271
140,000	C,S	Forest Oil Corp., 7.250%, due 06/15/19	126,000
455,000	#,C,S	Forest Oil Corp., 8.500%, due 02/15/14	449,313
1,710,000	@@,#,C,S	Gaz Capital SA, 7.288%, due 08/16/37	1,291,050
980,000	@@,#,S	Gaz Capital SA, 7.510%, due 07/31/13	949,835
560,000	@@,S	Gaz Capital SA, 8.146%, due 04/11/18	512,400
710,000	@@,#,S	Gaz Capital SA, 8.625%, due 04/28/34	692,250
1,080,000	@@,#,S	KazMunaiGaz Finance Sub BV, 9.125%, due 07/02/18	969,300
257,000	C,S	Marathon Oil Corp., 5.900%, due 03/15/18	258,110
230,000	C	Mariner Energy, Inc., 11.750%, due 06/30/16	230,000
315,000	C,S	Newfield Exploration Co., 6.625%, due 04/15/16	285,863
890,000	@@,C,S	Pemex Project Funding Master Trust, 6.625%, due 06/15/38	774,300
790,000	@@,C,S	Petrobras International Finance Co., 5.875%, due 03/01/18	780,450
782,000	@@,C,S	Petrobras International Finance Co., 7.875%, due 03/15/19	856,290
210,000	#,C,S	PetroHawk Energy Corp., 10.500%, due 08/01/14	215,775
550,000	@@,C,S	Petroleos Mexicanos, 8.000%, due 05/03/19	599,500
60,000	C,S	Pioneer Natural Resources Co., 5.875%, due 07/15/16	52,034
40,000	C,S	Pioneer Natural Resources Co., 6.650%, due 03/15/17	35,214
60,000	C,S	Pioneer Natural Resources Co., 6.875%, due 05/01/18	52,571

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Oil & Gas (continued)
$650,000	C,S	Plains Exploration & Production Co., 10.000%, due 03/01/16	$671,125
335,000	C,S	Pride International, Inc., 7.375%, due 07/15/14	334,163
275,000	C,S	Quicksilver Resources, Inc., 7.125%, due 04/01/16	215,875
125,000	C,S	Quicksilver Resources, Inc., 8.250%, due 08/01/15	111,875
345,000	C	Quicksilver Resources, Inc., 11.750%, due 01/01/16	358,800
180,000	&,C,S	SandRidge Energy, Inc., 8.625%, due 04/01/15	162,450
355,000	#,C	SandRidge Energy, Inc., 9.875%, due 05/15/16	344,350
317,000	@@,C,S	Shell International Finance BV, 6.375%, due 12/15/38	346,482
205,000	#,C,S	Southwestern Energy Co., 7.500%, due 02/01/18	197,825
449,540	@@,#,S	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	406,834
226,000	C,S	XTO Energy, Inc., 5.500%, due 06/15/18	226,862
269,000	C,S	XTO Energy, Inc., 6.500%, due 12/15/18	289,107
			16,066,500
		Oil & Gas Services: 0.2%
540,000	#,C,S	Helix Energy Solutions Group, Inc., 9.500%, due 01/15/16	495,450
470,000	C,S	Key Energy Services, Inc., 8.375%, due 12/01/14	417,125
			912,575
		Packaging & Containers: 0.4%
570,000	C,S	Berry Plastics Holding Corp., 8.875%, due 09/15/14	483,075
475,000	C,S	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	466,688
170,000	C,S	Graham Packaging Co., Inc., 8.500%, due 10/15/12	164,900
515,000	C,S	Graham Packaging Co., Inc., 9.875%, due 10/15/14	481,525
203,000	C,S,L	Graphic Packaging International Corp., 8.500%, due 08/15/11	201,985
295,000	#,C	Graphic Packaging International Corp., 9.500%, due 06/15/17	292,050
			2,090,223

Principal Amount			Value
		Pharmaceuticals: 0.4%
$90,000	C,S	Abbott Laboratories, 5.125%, due 04/01/19	$92,844
221,000	C,S	Abbott Laboratories, 5.600%, due 11/30/17	237,119
274,000	@@,C,S	AstraZeneca PLC, 6.450%, due 09/15/37	304,785
430,000	C,S	Catalent Pharma Solutions, Inc., 9.500%, due 04/15/15	226,288
161,000	C	Eli Lilly & Co., 4.200%, due 03/06/14	165,934
283,000	C,S	GlaxoSmithKline Capital, Inc., 6.375%, due 05/15/38	308,803
334,000	C,S	Pfizer, Inc., 7.200%, due 03/15/39	397,935
246,000	C,S	Wyeth, 5.950%, due 04/01/37	255,370
			1,989,078
		Pipelines: 0.5%
295,000	C,S	Atlas Pipeline Partners LP, 8.125%, due 12/15/15	212,400
585,000	S	Dynegy Holdings, Inc., 8.375%, due 05/01/16	498,713
70,000	C,S	El Paso Corp., 7.000%, due 06/15/17	64,103
85,000	C,S	El Paso Corp., 7.250%, due 06/01/18	78,904
213,000	C,S	Enterprise Products Operating L.P., 6.500%, due 01/31/19	216,856
630,000	C,S	Enterprise Products Operating L.P., 8.375%, due 08/01/66	507,779
117	#,C,S	Kern River Funding Corp., 4.893%, due 04/30/18	111
257,000	C,S	Kinder Morgan Energy Partners LP, 6.000%, due 02/01/17	255,344
255,000	@@,C,S	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16	219,938
214,000	@@,C,S	Trans-Canada Pipelines, 7.625%, due 01/15/39	250,563
260,000	C,S	Williams Cos., Inc., 8.750%, due 03/15/32	261,943
			2,566,654
		Real Estate: 0.1%
95,000	C,S	HCP, Inc., 6.000%, due 01/30/17	80,651
185,000	C,S	HCP, Inc., 6.700%, due 01/30/18	160,959
240,000	C,S	Simon Property Group L.P., 5.300%, due 05/30/13	232,273
			473,883

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Retail: 0.7%
	$465,000	C,S	Albertson's, Inc., 8.000%, due 05/01/31	$401,063
	830,000	C,S,L	Claire's Stores, Inc., 10.500%, due 06/01/17	294,650
	174,000	C	CVS Caremark Corp., 6.600%, due 03/15/19	186,255
	255,000	C,S	GSC Holdings Corp., 8.000%, due 10/01/12	258,188
	426,000	C,S	Home Depot, Inc., 5.875%, due 12/16/36	377,039
	89,000	C,S	McDonald's Corp., 5.000%, due 02/01/19	91,415
	83,000	C,S	McDonald's Corp., 5.800%, due 10/15/17	90,710
	225,000	C,S	Remington Arms Co., Inc., 10.500%, due 02/01/11	227,813
	445,000	C,S	Target Corp., 6.000%, due 01/15/18	472,589
	400,000	S	Wal-Mart Stores, Inc., 5.800%, due 02/15/18	436,482
	200,000	S	Wal-Mart Stores, Inc., 6.200%, due 04/15/38	215,679
	530,000	#,C,S	Wendy's/Arby's Restaurants LLC, 10.000%, due 07/15/16	509,463
				3,561,346
			Semiconductors: 0.1%
	210,000	C,S	Amkor Technology, Inc., 7.750%, due 05/15/13	193,463
	100,000	C,S	Amkor Technology, Inc., 9.250%, due 06/01/16	93,125
				286,588
			Software: 0.1%
	665,000	C,S,L	First Data Corporation, 9.875%, due 09/24/15	475,475
	221,000	C,S	Oracle Corp., 5.750%, due 04/15/18	233,523
				708,998
			Telecommunications: 2.5%
MXN	8,400,000	@@,S	America Movil SAB de CV, 8.460%, due 12/18/36	473,784
	$315,000	#,C,S	American Tower Corp., 7.250%, due 05/15/19	306,338
	599,000	C,S	AT&T, Inc., 6.700%, due 11/15/13	658,461
	137,000	C,S	BellSouth Corp., 5.200%, due 12/15/16	137,029
	218,000	@@,C,S	British Telecommunications PLC, 5.150%, due 01/15/13	217,421
	239,000	S	Cisco Systems, Inc., 4.950%, due 02/15/19	239,441
	390,000	#,C	Cricket Communications, Inc., 7.750%, due 05/15/16	377,325

Principal Amount				Value
	$282,000	@@,C,S	Deutsche Telekom International Finance BV, 6.750%, due 08/20/18	$299,802
	173,000	@@,C,S	France Telecom SA, 7.750%, due 03/01/11	187,178
	725,000	C,S	Frontier Communications Co., 6.250%, due 01/15/13	670,625
	325,000	@@,#,C	Intelsat Subsidiary Holding Co., Ltd., 8.500%, due 01/15/13	313,625
	282,000	C,S	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	315,923
	835,000	C,S	Nextel Communications, Inc., 7.375%, due 08/01/15	670,088
	100,000	@@,C,S	NTL Cable PLC, 8.750%, due 04/15/14	98,000
	400,000	@@,C,S	NTL Cable PLC, 9.125%, due 08/15/16	387,000
	655,000	C,S	Qwest Corp., 8.875%, due 03/15/12	663,188
	1,440,000	C,S	Sprint Capital Corp., 8.750%, due 03/15/32	1,166,400
	302,000	@@,C,S	Telecom Italia Capital SA, 7.721%, due 06/04/38	308,437
PEN	1,194,600	@@,#,I	Telefonica del Peru SAA, 8.000%, due 04/11/16	402,640
	$268,000	@@,C,S	Telefonica Emisones SAU, 5.855%, due 02/04/13	282,737
	325,000	@@,#,S	Telemar Norte Leste SA, 9.500%, due 04/23/19	355,469
	223,000	C,S	Verizon Communications, Inc., 6.900%, due 04/15/38	233,378
	578,000	C,S	Verizon Communications, Inc., 8.950%, due 03/01/39	732,119
	1,130,000	@@,#,S	VIP FIN (Vimpelcom), 9.125%, due 04/30/18	963,325
	313,000	@@,C,S	Vodafone Group PLC, 5.625%, due 02/27/17	318,396
	720,000	C,S	West Corp., 9.500%, due 10/15/14	633,600
	380,000	C,S	Windstream Corp., 8.125%, due 08/01/13	369,550
	240,000	C,S	Windstream Corp., 8.625%, due 08/01/16	231,000
				12,012,279
			Transportation: 0.3%
	222,000	C,S	CSX Corp., 6.250%, due 04/01/15	229,790
	276,000	#,C,S	Norfolk Southern Corp., 5.750%, due 01/15/16	286,258
	471,360	#,C,S	Panama Canal Railway Co., 7.000%, due 11/01/26	332,309

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Transportation (continued)
$175,000	#,C	RailAmerica, Inc., 9.250%, due 07/01/17	$169,750
270,000	@@,#,C,S	TGI International Ltd., 9.500%, due 10/03/17	272,700
49,000	C,S	United Parcel Service, 5.125%, due 04/01/19	51,606
191,000	C,S	United Parcel Service, 5.500%, due 01/15/18	203,770
			1,546,183
Total Corporate Bonds/Notes (Cost $150,907,388)			144,412,142
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.0%
		Federal Home Loan Mortgage Corporation##: 2.7%
223,676	S	0.769%, due 02/15/29	221,936
614,171	S	0.819%, due 03/15/32-01/15/33	609,646
200,780	S	1.269%, due 08/15/31-02/15/32	201,442
248,332	S	1.319%, due 02/15/32-03/15/32	250,445
500,000	S	2.500%, due 04/23/14	492,638
64,201	S	3.500%, due 09/15/25	64,567
1,490,000	S	3.625%, due 10/18/13	1,542,123
938,486	S	5.000%, due 01/01/20-12/01/34	964,774
3,131,541	S	5.000%, due 09/15/23-03/15/35	3,243,576
801,920	S	5.500%, due 01/01/18-12/01/34	834,118
266,946	S	5.500%, due 11/15/25	271,651
1,234,178	S,^	5.831%, due 07/15/25-07/15/35	102,347
459,518	S,^	6.000%, due 12/15/32-03/01/33	171,816
183,018	S	6.000%, due 02/01/34	191,891
288,808	S	6.000%, due 05/15/17-05/15/31	302,465
465,000		6.000%, due 07/15/22	491,665
346,696	S	6.500%, due 04/01/18-07/01/34	372,455
1,250,812	S	6.500%, due 04/15/28-06/15/32	1,338,713
300,192	S	6.750%, due 02/15/24	323,148
194,948	S,^	6.931%, due 04/15/33	15,183
443,787	S,^	7.000%, due 03/15/28-04/15/28	64,147
404,485	S	7.000%, due 09/15/26	439,062
570,474	S,^	7.331%, due 03/15/29	65,899
613,035	S,^	7.381%, due 03/15/29	75,611
331,916	S	7.500%, due 09/15/22	357,393
753,244	S,^	8.631%, due 08/15/29	102,214
91,160	S	23.212%, due 06/15/34	107,045
151,188	S	23.579%, due 08/15/35	181,607
			13,399,577
		Federal National Mortgage Association##: 6.4%
35,926	S	0.714%, due 11/25/33	35,167
63,185	S	0.818%, due 10/18/32	62,839
810,189	S,^^	1.000%, due 04/01/32	719,841

Principal Amount			Value
$864,929	S	1.314%, due 12/25/31-12/25/32	$870,574
89,905	S	1.319%, due 02/15/32	90,745
415,000	L	2.500%, due 05/15/14	408,442
47,993	S	4.000%, due 03/25/25	48,111
1,734,000	W	4.500%, due 07/25/18-07/15/35	1,748,144
444,073	S	4.500%, due 07/25/24-08/25/25	453,022
1,465,000	S	4.625%, due 10/15/14	1,582,075
3,874,000	W	5.000%, due 07/01/37	3,944,821
270,000	S	5.000%, due 01/25/20	286,179
1,442,773	S	5.299%, due 10/01/36	1,507,247
6,088,000	W	5.500%, due 07/01/22-07/15/34	6,286,879
3,005,566	S,^	5.500%, due 05/01/33-06/01/35	353,603
715,454	S	5.500%, due 09/01/19-11/25/25	743,969
2,641,564	S,^	5.736%, due 10/25/35	236,471
2,290,000	W	6.000%, due 07/01/37	2,393,407
2,420,143	S,^	6.000%, due 12/01/32-09/01/35	358,529
1,253,985	S	6.000%, due 03/25/17-01/25/32	1,323,884
1,281,784		6.000%, due 07/01/22-10/01/37	1,351,817
3,208,552	S,^	6.256%, due 06/25/36	311,489
327,643	S,^	6.386%, due 05/25/35	31,389
384,075	S,^	6.436%, due 08/25/25-05/25/35	39,877
684,000	W	6.500%, due 07/15/33	728,567
1,091,375	S,^	6.500%, due 02/01/32	192,365
1,451,165	S	6.500%, due 04/25/29-01/01/34	1,556,713
533,691	S,^	6.916%, due 09/25/36	71,179
547,538	S,^	7.000%, due 02/01/28-04/25/33	73,509
1,562,393	S	7.000%, due 09/01/14-04/01/34	1,710,671
2,138,028	S,^	7.316%, due 03/25/23	211,620
1,305,072	S,^	7.436%, due 07/25/31-02/25/32	181,570
221,609	S,^	7.500%, due 01/01/24	37,333
399,518	S	7.500%, due 09/01/32-01/01/33	435,840
200,192	S,^	7.636%, due 07/25/32	23,972
112,055	S,^	7.936%, due 02/25/33	11,836
239,994	S	23.049%, due 06/25/36	286,812
143,499	S	23.416%, due 03/25/36	172,305
155,375	S	26.780%, due 04/25/35	196,259
			31,079,072
		Government National Mortgage Association: 0.8%
1,710,000	W	4.500%, due 07/01/39	1,707,329
359,100	S	5.000%, due 04/15/34	368,190
431,903	S	5.500%, due 04/15/33-04/15/34	448,456
260,964	S	6.000%, due 10/20/34	271,823
80,945	S	6.500%, due 02/20/35	85,899
916,688	S	8.000%, due 01/16/30-02/16/30	985,482
			3,867,179

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Other U.S. Agency Obligations: 0.1%
$736,000	S	Resolution Funding Corp., 6.180%, due 01/15/21	$426,885
			426,885
Total U.S. Government Agency Obligations (Cost $47,248,587)			48,772,713
U.S. TREASURY OBLIGATIONS: 1.4%
		U.S. Treasury Bonds: 0.1%
55,000	S	4.500%, due 02/15/36	56,676
310,000	S	5.375%, due 02/15/31	355,919
			412,595
		U.S. Treasury Notes: 1.3%
6,600,000	L	0.875%, due 05/31/11	6,578,372
			6,578,372
Total U.S. Treasury Obligations (Cost $6,940,189)			6,990,967
ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.1%
221,000	S	Americredit Prime Automobile Receivables, 5.620%, due 09/08/14	183,271
44,000	S	Capital Auto Receivables Asset Trust, 5.150%, due 09/17/12	39,123
222,000	S	Capital One Auto Finance Trust, 0.349%, due 05/15/13	203,341
125,000		Ford Credit Auto Owner Trust, 2.100%, due 11/15/11	125,469
27,872	@@,#,S,I	Taganka Car Loan Finance PLC, 3.621%, due 11/14/13	22,298
			573,502
		Credit Card Asset-Backed Securities: 0.0%
210,000	S	BA Credit Card Trust, 4.720%, due 05/15/13	217,304
			217,304
		Home Equity Asset-Backed Securities: 0.2%
130,000	S	Argent Securities, Inc., 0.622%, due 10/25/36	88,837
226,496	S	Argent Securities, Inc., 0.794%, due 05/25/34	130,536
48,465	S	Centex Home Equity, 0.414%, due 06/25/36	46,741
176,000	S	Home Equity Mortgage Trust, 5.363%, due 06/25/35	48,727

Principal Amount			Value
$71,845	S	Home Equity Mortgage Trust, 5.500%, due 01/25/37	$9,300
90,000	S	Household Home Equity Loan Trust, 0.425%, due 03/20/36	78,187
75,699	S	Household Home Equity Loan Trust, 0.575%, due 01/20/35	50,383
310,000	S	MASTR Asset-Backed Securities Trust, 0.414%, due 08/25/36	98,878
232,884	S	Option One Mortgage Loan Trust, 0.414%, due 07/25/36	152,341
141,697	S	Residential Asset Securities Corp., 0.414%, due 09/25/36	123,044
34,420	#,S	Terwin Mortgage Trust, 4.500%, due 05/25/37	5,121
			832,095
		Other Asset-Backed Securities: 0.4%
50,339	S	Argent Securities, Inc., 0.414%, due 06/25/36	46,368
50,971	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.874%, due 02/25/33	40,713
78,852	S	Citigroup Mortgage Loan Trust, Inc., 0.414%, due 10/25/36	74,008
230,000	S	Countrywide Asset-Backed Certificates, 0.434%, due 06/25/47	110,338
50,803	S	Countrywide Asset-Backed Certificates, 5.363%, due 05/25/36	37,058
359,708	S	Countrywide Asset-Backed Certificates, 5.382%, due 05/25/36	277,466
14,469	S	Countrywide Home Equity Loan Trust, 0.469%, due 11/15/36	2,832
42,154	S	Countrywide Home Equity Loan Trust, 0.549%, due 12/15/35	16,314
179,470	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.404%, due 07/25/36	163,488
92,412	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.424%, due 06/25/36	63,217
161,129	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.434%, due 09/25/26	16,432

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$1,110,000	@@,#,S,I	ICE EM CLO, 3.424%, due 08/15/22	$388,500
930,000	@@,S	ICE EM CLO, 4.724%, due 08/15/22	148,800
930,000	@@,#,S,I	ICE EM CLO, 6.724%, due 08/15/22	120,900
3,397	S	Lehman XS Trust, 5.180%, due 08/25/35	3,376
83,154	S	Popular Mortgage Pass-through Trust, 5.680%, due 01/25/36	70,879
119,354	S	Securitized Asset-Backed Receivables, LLC Trust, 0.544%, due 02/25/37	47,392
320,000	@@,#,S,I	Start CLO Ltd., 17.629%, due 06/07/11	208,000
86,384	S	Wells Fargo Home Equity Trust, 0.414%, due 07/25/36	84,431
			1,920,512
Total Asset-Backed Securities (Cost $6,777,303)			3,543,413
COLLATERALIZED MORTGAGE OBLIGATIONS: 9.7%
650,000	C,S	Banc of America Commercial Mortgage, Inc., 5.482%, due 01/15/49	276,458
1,130,000	C,S	Banc of America Commercial Mortgage, Inc., 6.002%, due 02/10/51	567,936
590,000	C,S	Banc of America Commercial Mortgage, Inc., 6.354%, due 02/10/51	459,499
420,000	C,S	Banc of America Commercial Mortgage, Inc., 6.397%, due 02/10/51	202,987
784,700	C,S,I	Bear Stearns Adjustable Rate Mortgage Trust, 4.057%, due 05/25/34	493,596
382,475	C,S	Bear Stearns Adjustable Rate Mortgage Trust, 4.948%, due 11/25/34	333,981
525,000	C,S	Bear Stearns Commercial Mortgage Securities, 5.613%, due 06/11/50	475,310
482,542	C,S	Chase Mortgage Finance Corp., 4.560%, due 02/25/37	413,716
670,000	C,S	Chase Mortgage Finance Corp., 6.000%, due 11/25/36	325,737
12,150	C,S	Chaseflex Trust, 0.414%, due 09/25/36	11,815
180,000	C,S	Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49	167,321

Principal Amount			Value
$490,000	C,S	Citigroup Commercial Mortgage Trust, 5.917%, due 03/15/49	$382,976
979,089	C,S	Citigroup Mortgage Loan Trust, Inc., 4.900%, due 10/25/35	744,114
643,022	C,S	Citigroup Mortgage Loan Trust, Inc., 4.951%, due 05/25/35	445,366
1,226,407	C,S	Citigroup Mortgage Loan Trust, Inc., 5.185%, due 08/25/35	688,729
697,868	C,S	Citigroup Mortgage Loan Trust, Inc., 5.500%, due 03/25/36	164,912
1,359,828	C,S	Citigroup Mortgage Loan Trust, Inc., 5.525%, due 03/25/36	875,094
627,128	C,S	Citigroup Mortgage Loan Trust, Inc., 5.591%, due 03/25/36	150,832
1,350,000	S	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, due 12/11/49	1,237,028
970,000	C,S	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.366%, due 12/11/49	454,767
438,881	C,S	Citimortgage Alternative Loan Trust, 5.500%, due 10/25/21	328,215
854,354	C,S	Countrywide Alternative Loan Trust, 5.500%, due 05/25/37	592,265
2,215,701	C,S	Countrywide Alternative Loan Trust, 6.000%, due 02/25/37	1,305,425
215,448	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.458%, due 01/25/36	54,088
540,000	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 09/25/35	420,007
535,034	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 11/25/35	499,435
310,000	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 11/25/35	240,836
496,237	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 12/25/35	349,120
34,342	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.519%, due 12/20/35	21,215
455,956	C,S,I	Countrywide Home Loan Mortgage Pass-through Trust, 5.617%, due 06/25/47	242,579

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$636,331	C,S,I	Countrywide Home Loan Mortgage Pass-through Trust, 5.921%, due 09/25/47	$174,094
170,678	C,S,I	Countrywide Home Loan Mortgage Pass-through Trust, 5.958%, due 09/25/37	47,283
2,685,958	C,S,I	Countrywide Home Loan Mortgage Pass-through Trust, 6.069%, due 09/25/47	1,401,107
579,644	C,S,I	Countrywide Home Loan Mortgage Pass-through Trust, 6.069%, due 09/25/47	125,606
417,182	C,S,I	Countrywide Home Loan Mortgage Pass-through Trust, 6.188%, due 09/25/37	111,483
127,952	C,S,I	Countrywide Home Loan Mortgage Pass-through Trust, 6.234%, due 11/25/37	26,350
132,660	C,S,I	Countrywide Home Loan Mortgage Pass-through Trust, 6.398%, due 11/25/37	26,755
250,000	C,S	Credit Suisse Mortgage Capital Certificates, 5.912%, due 06/15/39	170,900
266,982	#,C,S,I	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.808%, due 01/27/37	72,502
235,731	C,S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.005%, due 10/25/36	162,126
167,411	C,S	First Horizon Alternative Mortgage Securities, 5.500%, due 04/25/37	120,575
831,649	C,S	First Horizon Mortgage Pass-through Trust, 6.118%, due 11/25/37	525,155
466,382	C,S	GE Capital Commercial Mortgage Corp., 4.433%, due 07/10/39	465,373
233,000	C,S,I	GMAC Commercial Mortgage Securities, Inc., 7.112%, due 05/15/30	232,510
1,235,000	C,S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	996,319
310,000	C,S	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	253,646
148,880	C,S	GSR Mortgage Loan Trust, 3.861%, due 05/25/34	108,124
467,226	C,S	GSR Mortgage Loan Trust, 3.949%, due 09/25/35	343,295

Principal Amount			Value
$695,202	C,S	GSR Mortgage Loan Trust, 4.559%, due 09/25/35	$570,841
656,423	C,S	GSR Mortgage Loan Trust, 5.347%, due 11/25/35	469,539
501,066	C,S,I	GSR Mortgage Loan Trust, 5.797%, due 03/25/37	269,444
96,521	C,S	Indymac Index Mortgage Loan Trust, 5.258%, due 01/25/36	29,489
490,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.305%, due 01/15/49	443,711
700,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	517,194
920,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	695,281
1,090,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, due 06/12/47	534,214
1,430,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.068%, due 02/12/51	892,094
850,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.798%, due 02/12/51	302,675
296,909	C,S	JPMorgan Commercial Mortgage Finance Corp., 7.770%, due 10/15/32	298,040
314,188	C,S	JPMorgan Mortgage Trust, 5.098%, due 11/25/33	266,847
920,110	C,S,I	JPMorgan Mortgage Trust, 5.295%, due 07/25/35	720,911
455,787	C,S	JPMorgan Mortgage Trust, 5.677%, due 04/25/36	132,446
175,486	C,S	JPMorgan Mortgage Trust, 5.791%, due 01/25/37	123,858
294,458	C,S,I	JPMorgan Mortgage Trust, 6.003%, due 05/25/37	38,368
450,000	C,S	LB-UBS Commercial Mortgage Trust, 6.317%, due 04/15/41	202,423
1,720,000	C,S	LB-UBS Commercial Mortgage Trust, 6.374%, due 09/15/45	836,038
495,887	C,S	MASTR Adjustable Rate Mortgages Trust, 4.712%, due 04/25/36	307,730

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$29,170	C,S	MASTR Alternative Loans Trust, 6.000%, due 07/25/34	$22,351
212,706	C,S	Merrill Lynch Mortgage Investors Trust, 4.482%, due 02/25/35	170,920
888,684	C,S	MLCC Mortgage Investors, Inc., 6.079%, due 10/25/36	706,272
680,000	C	Morgan Stanley Capital I, 5.360%, due 11/12/41	382,567
540,000	C,S	Morgan Stanley Capital I, 5.809%, due 12/12/49	412,976
7,336	C,S	Nomura Asset Securities Corp., 6.590%, due 03/15/30	7,345
26,193	C,S	Residential Accredit Loans, Inc., 5.380%, due 04/25/35	5,789
66,384	C,S	Residential Accredit Loans, Inc., 5.750%, due 01/25/33	63,151
8,422	C,S	Residential Accredit Loans, Inc., 6.000%, due 05/25/36	8,202
96,194	C,S	Residential Accredit Loans, Inc., 6.000%, due 09/25/36	89,280
600,000	C,S	Residential Asset Securitization Trust, 5.500%, due 12/25/35	364,328
993,092	C,S	Residential Asset Securitization Trust, 6.000%, due 06/25/35	691,588
182,644	C,S	Residential Asset Securitization Trust, 6.250%, due 11/25/36	104,905
482,129	C,S,I	Residential Funding Mortgage Securities I, 5.763%, due 07/27/37	103,749
417,000	C,S	SLM Student Loan Trust, 1.029%, due 06/15/39	144,191
111,946	C,S,I	Structured Asset Mortgage Investments, Inc., 1.063%, due 09/19/32	22,153
2,168,569	C,S	Suntrust Adjustable Rate Mortgage Loan Trust, 5.827%, due 02/25/37	1,330,639
296,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.275%, due 11/15/48	274,928
910,000	C,S	Wachovia Bank Commercial Mortgage Trust, 6.100%, due 02/15/51	672,591
430,000	C,S	Wachovia Bank Commercial Mortgage Trust, 6.147%, due 05/15/46	128,453

Principal Amount			Value
$179,298	C,S,I	Washington Mutual Mortgage Pass-through Certificates, 1.564%, due 04/25/47	$54,955
250,821	C,S,I	Washington Mutual Mortgage Pass-through Certificates, 2.180%, due 11/25/46	88,905
220,257	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.478%, due 09/25/33	198,425
580,745	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.825%, due 10/25/35	411,498
1,977,068	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.330%, due 03/25/37	1,333,701
2,925,384	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.394%, due 02/25/37	1,736,558
1,689,507	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.500%, due 09/25/36	1,023,687
2,014,994	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.581%, due 12/25/36	1,243,043
259,870	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.581%, due 12/25/36	47,794
882,708	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.674%, due 06/25/37	547,566
1,849,066	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.747%, due 02/25/37	1,039,234
512,451	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.805%, due 07/25/37	262,204
107,180	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.833%, due 02/25/37	19,377

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$663,383	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.928%, due 09/25/36	$491,779
453,149	C,S	Wells Fargo Mortgage-Backed Securities Trust, 3.656%, due 10/25/34	385,255
310,595	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.439%, due 10/25/35	273,741
192,418	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.537%, due 11/25/34	85,940
920,713	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.544%, due 02/25/35	794,899
150,835	C,S,I	Wells Fargo Mortgage-Backed Securities Trust, 4.577%, due 07/25/36	33,353
531,134	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.694%, due 04/25/36	359,363
279,553	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.072%, due 03/25/36	182,612
392,805	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.091%, due 03/25/36	267,079
396,262	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.241%, due 04/25/36	249,051
547,954	C,S,I	Wells Fargo Mortgage-Backed Securities Trust, 5.557%, due 07/25/36	126,367
3,044,925	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.593%, due 07/25/36	2,046,224
766,112	C,S,I	Wells Fargo Mortgage-Backed Securities Trust, 5.619%, due 07/25/36	508,671
388,555	C,S,I	Wells Fargo Mortgage-Backed Securities Trust, 5.619%, due 07/25/36	89,927
1,830,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.749%, due 09/25/36	1,076,865

Principal Amount			Value
$842,029	C,S	Wells Fargo Mortgage-Backed Securities Trust, 6.099%, due 09/25/36	$561,459
Total Collateralized Mortgage Obligations (Cost $67,468,189)			47,185,615
OTHER BONDS: 25.2%
		Event Linked Notes: 1.2%
500,000	#,S	Akibare Ltd. - Catastrophe Linked Class A Floating Rate Nts., 3-month USD LIBOR +2.950%, 05/22/12, 3.666%, due 05/22/12	477,125
250,000	#,S	Atlas V Capital Ltd., 12.097%, due 02/24/12	250,000
479,000	#,S	East Lane Re III Ltd., 10.847%, due 03/16/12	479,802
360,000	#,S	Fhu-Jin Ltd. - Class B Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +3.900%, 08/10/11, 4.916%, due 08/10/11	344,484
750,000	#,S	Lakeside RE Ltd. - Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +6.500%, 12/31/09, 7.098%, due 12/31/09	749,475
250,000	#,S	Medquake Ltd. - Catastrophe Linked Class B Floating Rate Nts., 3-month USD-LIBOR +5.100%, 05/31/10, 5.983%, due 05/31/10	244,288
250,000	#,S	Midori Ltd. - Catastrophe Linked Floating Rate Nts., 3-month USD-LIBOR +2.750%, 10/24/12, 3.260%, due 10/24/12	240,600
250,000	#,S	Muteki Ltd. - Catastrophe Linked Floating Rate Nts., Japan Earthquake, 3-month USD-LIBOR +4.400%, 05/24/11, 5.283%, due 05/24/11	238,088
630,000	#,S	Nelson RE Ltd. - Catastrophe Linked Class A Series 2007-I Floating Rate Nts., 3-month USD-LIBOR+11.900%, 06/21/10, 12.783%, due 06/21/10	601,146

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Event Linked Notes (continued)
	$500,000	#,S	Osiris Capital PLC - Mortality Index Catastrophe Linked Nts. Series D3, 3-month USD-LIBOR +5.000%, 01/15/10, 5.510%, due 01/15/10	$493,450
	250,000	#,S	Residential RE 2007 - Catastrophe Linked Class 3 Floating Rate Nts., 3-month USD-LIBOR +12.250%, 06/07/10, 12.918%, due 06/07/10	237,050
	450,000	#,S	Residential Reinsurance Ltd. - Class 2 Floating Rate Catastrophe Linked Nts., US Hurricane and US Earthquake, 3-month USD-LIBOR +11.500%, 06/06/11, 12.168%, due 06/06/11	413,764
	701,000	#,S,I	Vega Capital LTD. - Class D Catastrophe Linked Nts., 0.000%*, 06/24/11, 0.000%, due 06/24/11	844,705
	680,000	#,±,S	Willow RE Ltd. - Catastrophe Linked Floating Rate Nts., 3-month USD-LIBOR +5.125%, 06/16/10, 6.295%, due 06/16/10	357,000
				5,970,977
			Foreign Government Bonds: 24.0%
EGP	3,885,000	#,S	Arab Republic of Egypt, 8.750%, due 07/18/12	680,604
	$1,294,000	S	Argentina Government International Bond, 7.000%, due 03/28/11	926,828
	1,190,000	S	Argentina Government International Bond, 7.000%, due 10/03/15	596,190
	1,290,000	S	Argentina Government International Bond, 0.000%, due 12/15/35	53,535
	710,000	#,S	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, due 06/16/18	701,125
EUR	275,000	S	Belgium Government International Bond, 5.000%, due 03/28/35	408,334
BRL	595,000		Brazil Notas do Tesouro Nacional, 6.000%, due 05/15/45	520,528
BRL	5,457,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	2,718,287
BRL	6,570,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/14	3,118,445

Principal Amount				Value
BRL	11,167,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	$4,975,570
EUR	2,035,000		Bundesrepublik Deutschland, 3.500%, due 07/04/19	2,883,797
EUR	1,101,000	S	Bundesrepublik Deutschland, 3.750%, due 07/04/13	1,628,133
EUR	635,000		Bundesrepublik Deutschland, 4.750%, due 07/04/40	975,904
EUR	915,000		Bundesschatzanweisungen, 1.250%, due 03/11/11	1,284,672
	$1,050,000	C	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 8.400%, due 02/09/16	677,250
DKK	1,860,000	S	Denmark Government International Bond, 5.000%, due 11/15/13	380,577
	$550,000	S	Federative Republic of Brazil, 5.875%, due 01/15/19	557,700
	1,540,000	C,S	Federative Republic of Brazil, 6.000%, due 01/17/17	1,588,510
	2,530,000	S	Federative Republic of Brazil, 8.000%, due 01/15/18	2,846,250
	415,000	S	Federative Republic of Brazil, 8.875%, due 10/14/19	510,450
EUR	1,350,000		French Treasury Note, 1.500%, due 09/12/11	1,890,958
EUR	1,450,000	S	French Treasury Note, 3.750%, due 01/12/13	2,137,183
EUR	615,000		Government of France, 4.000%, due 10/25/38	813,569
EUR	680,000		Hellenic Republic Government International Bond, 4.300%, due 03/20/12	990,035
EUR	2,649,000	S	Hellenic Republic Government International Bond, 4.600%, due 05/20/13	3,900,065
HUF	81,200,000	S	Hungary Government International Bond, 5.500%, due 02/12/14	354,582
HUF	260,000,000	S	Hungary Government International Bond, 6.000%, due 10/24/12	1,205,559
HUF	45,000,000		Hungary Government International Bond, 6.750%, due 04/12/10	227,355
HUF	61,000,000		Hungary Government International Bond, 6.750%, due 04/22/11	300,363
HUF	103,000,000		Hungary Government International Bond, 7.250%, due 06/12/12	499,538

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Foreign Government Bonds (continued)
	$178,000	#,S	Indonesia Government International Bond, 6.750%, due 03/10/14	$178,890
	1,210,000	#,S	Indonesia Government International Bond, 6.875%, due 01/17/18	1,164,625
	489,000	#,S	Indonesia Government International Bond, 7.250%, due 04/20/15	495,113
	360,000	#,S	Indonesia Government International Bond, 7.750%, due 01/17/38	331,200
	990,000	#,S	Indonesia Government International Bond, 8.500%, due 10/12/35	1,015,988
	360,000	#,S	Indonesia Government International Bond, 10.375%, due 05/04/14	412,200
	289,000	#,S	Indonesia Government International Bond, 11.625%, due 03/04/19	367,391
ILS	3,700,000	S	Israel Government International Bond, 7.500%, due 03/31/14	1,104,822
EUR	1,606,000	S	Italy Buoni Poliennali Del Tesoro, 3.750%, due 12/15/13	2,304,177
JPY	259,000,000	S	Japan Government 10-Year Bond, 1.700%, due 09/20/16	2,823,048
JPY	92,000,000	S	Japan Government 10-Year Bond, 2.000%, due 03/20/16	1,022,025
JPY	154,000,000	S	Japan Government 20-Year Bond, 1.000%, due 03/20/23	1,453,914
JPY	115,000,000	S	Japan Government 20-Year Bond, 2.000%, due 12/20/24	1,210,178
JPY	64,000,000	S	Japan Government 20-Year Bond, 2.100%, due 03/20/25	689,439
JPY	236,000,000	S	Japan Government 2-Year Bond, 0.900%, due 06/15/10	2,466,553
JPY	344,500,000	S	Japan Government 5-Year Bond, 1.500%, due 06/20/13	3,706,206
MXN	37,200,000		Mexican Bonos, 7.750%, due 12/14/17	2,768,195
MXN	36,760,000	S	Mexico Government International Bond, 8.000%, due 12/19/13	2,879,779
MXN	29,500,000	S	Mexico Government International Bond, 10.000%, due 12/05/24	2,546,253
	$200,000	C	Mexico Government International Bond, 5.625%, due 01/15/17	203,200
	330,000	C,S	Mexico Government International Bond, 6.050%, due 01/11/40	301,455

Principal Amount				Value
EUR	430,000	S	Netherlands Government International Bond, 5.000%, due 07/15/11	$645,139
AUD	220,000		New South Wales Treasury Corp., 5.500%, due 08/01/14	175,077
AUD	150,000		New South Wales Treasury Corp., 6.000%, due 05/01/12	123,978
NOK	1,210,000	S	Norway Government International Bond, 6.500%, due 05/15/13	211,719
	$65,000	S	Panama Government International Bond, 6.700%, due 01/26/36	63,375
	435,000	S	Panama Government International Bond, 7.125%, due 01/29/26	452,400
	1,750,000	S	Panama Government International Bond, 7.250%, due 03/15/15	1,916,250
	240,000	S	Panama Government International Bond, 8.875%, due 09/30/27	290,244
	450,000	S	Panama Government International Bond, 9.375%, due 04/01/29	567,000
	3,800,000	S	Peru Government International Bond, 7.840%, due 08/12/20	1,446,692
PEN	4,570,000	S	Peru Government International Bond, 8.600%, due 08/12/17	1,820,096
PEN	3,550,000	S	Peru Government International Bond, 9.910%, due 05/05/15	1,473,654
PEN	455,000	S	Peru Government International Bond, 12.250%, due 08/10/11	176,832
	$400,000		Philippine Government International Bond, 7.750%, due 01/14/31	418,000
	200,000	S	Philippine Government International Bond, 9.000%, due 02/15/13	224,500
PLN	1,425,000	S	Poland Government International Bond, 5.250%, due 04/25/13	444,388
PLN	3,115,000		Poland Government International Bond, 4.250%, due 05/24/11	965,902
PLN	635,000	S	Poland Government International Bond, 5.750%, due 09/23/22	190,209
EUR	325,000		Portugal Obrigacoes do Tesouro OT, 5.000%, due 06/15/12	490,032
CAD	575,000		Province of Ontario Canada, 4.200%, due 03/08/18	499,434
CAD	570,000		Province of Quebec Canada, 4.500%, due 12/01/18	498,894

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Foreign Government Bonds (continued)
	$100,000		Republic of Colombia, 7.375%, due 01/27/17	$108,150
	810,000	S	Republic of Colombia, 7.375%, due 03/18/19	868,725
	495,000	S	Republic of Colombia, 7.375%, due 09/18/37	507,375
	228,000,000		Republic of Colombia, 9.850%, due 06/28/27	108,203
	4,587,000,000	S	Republic of Colombia, 12.000%, due 10/22/15	2,457,768
	225,000	S	Republic of Peru, 7.125%, due 03/30/19	241,313
	785,000	S	Republic of Turkey, 6.750%, due 04/03/18	781,570
	1,405,000	S	Republic of Turkey, 7.000%, due 09/26/16	1,443,708
	310,000	S	Republic of Turkey, 7.000%, due 03/11/19	311,550
	270,000	S	Republic of Turkey, 7.250%, due 03/15/15	282,150
	200,000		Republic of Turkey, 7.500%, due 07/14/17	210,000
	485,000		Republic of Turkey, 7.500%, due 11/07/19	504,400
	510,000		Republic of Venezuela, 6.000%, due 12/09/20	257,550
	300,000		South Africa Government International Bond, 6.875%, due 05/27/19	309,750
EUR	325,000		Spain Government International Bond, 4.250%, due 01/31/14	482,641
ILS	3,590,000	S	State of Israel, 5.500%, due 02/28/17	962,083
SEK	3,490,000	S	Sweden Government International Bond, 4.500%, due 08/12/15	490,260
TRY	4,565,000	S	Turkey Government International Bond, 0.000%, due 01/13/10	2,811,913
TRY	1,450,000	S	Turkey Government International Bond, 0.000%, due 06/23/10	850,595
TRY	2,700,000	S,Z	Turkey Government International Bond, 9.110%, due 10/07/09	1,709,492
TRY	1,075,000	S	Turkey Government International Bond, 10.000%, due 02/15/12	718,969
TRY	950,000	S	Turkey Government International Bond, 12.000%, due 08/14/13	689,626
TRY	4,365,000	Z	Turkey Government International Bond, 12.360%, due 02/02/11	2,366,641
TRY	2,260,000	S	Turkey Government International Bond, 14.000%, due 01/19/11	1,512,974
TRY	8,740,000	S	Turkey Government International Bond, 16.000%, due 03/07/12	6,114,823

Principal Amount				Value
GBP	610,000	S	United Kingdom Gilt, 4.500%, due 03/07/19	$1,068,972
GBP	835,000	S	United Kingdom Gilt, 4.750%, due 12/07/38	1,452,735
	$435,000	C,S	United Mexican States, 5.875%, due 02/17/14	457,838
UYU	9,900,000	S	Uruguay Government International Bond, 4.250%, due 04/05/27	348,230
UYU	11,880,000	S	Uruguay Government International Bond, 5.000%, due 09/14/18	565,220
	$400,000	S	Uruguay Government International Bond, 7.625%, due 03/21/36	387,000
	1,085,000	S	Uruguay Government International Bond, 8.000%, due 11/18/22	1,139,250
	1,460,000	S	Venezuela Government International Bond, 7.650%, due 04/21/25	784,750
	870,000	S	Venezuela Government International Bond, 8.500%, due 10/08/14	622,050
	540,000	S	Venezuela Government International Bond, 9.000%, due 05/07/23	333,180
	410,000	S	Venezuela Government International Bond, 10.750%, due 09/19/13	340,300
				117,492,116
Total Other Bonds (Cost $123,921,052)				123,463,093
STRUCTURED PRODUCTS: 5.3%
			Structured Products: 5.3%
BRL	1,250,000	S,I	Citigroup Funding Inc. - Brazil T-Bond Unsecured Credit Linked Nts., 9.762%, 01/03/17	557,284
COP	525,000,000	S	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 11.250%, 10/25/18	278,898
COP	132,000,000	S,I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	122,796
COP	207,000,000	S,I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	192,566
COP	361,000,000	S,I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	335,828

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Structured Products (continued)
DOP	3,770,000	S,I	Citigroup Funding Inc. - Dominican Republic T-Bond Unsecured Credit Linked Nts., 12.000%, 02/22/11	$96,249
DOP	10,200,000	S	Citigroup Funding Inc. - Dominican Republic Unsecured Credit Linked Nts., 15.000%, 03/12/12	262,115
GHS	610,000	S	Citigroup Funding Inc. - Ghana (Republic of) Unsecured Credit Linked Nts., 13.500%, 04/02/10	351,601
UAH	300,000	S	Citigroup Global Markets Holdings Inc. - Ukraine Currency Indexed Unsecured Credit Linked Nts., 11.940%, 01/02/10	37,079
	$400,000	@@,C,I	Cloverie PLC - Series 2005-93 Secured Credit Linked Nts., 3-month USD-LIBOR+4.250%, 12/20/10	327,560
	500,000	@@,#,S,I	Coriolanus Limited - Coriolanus Limited Pass-Through Emerging Markets Portfolio Credit Linked Nts., 10.620%, 09/10/10	101,750
	342,500	@@,#,S,I	Coriolanus Limited - Peru (Republic of) CRPAO (Series 1) Secured Credit Linked Nts., 3.346%*, 04/30/25	187,019
BRL	3,700,000	@@,S,I	Coriolanus Limited - Secured Pass-Through Rondonia Precatorio Inflation Linked Nts., 12/31/17	753,406
COP	13,368,000,000	S,I	Credit and Repackaged Securities Limited ("CARS") - Republic of Colombia COP-Linked Medium Term Credit Linked Nts., 10.476%*, 02/08/37	147,771
TRY	4,540,000	S	Credit and Repackaged Securities Limited ("CARS") - Republic of Turkey Medium Term Credit Linked Nts., 14.802%*, 03/29/17	855,375

Principal Amount				Value
UAH	4,600,000	I	Credit Suisse First Boston, Nassau - Ukraine Government International Bonds Series EMG 27 Credit Linked Nts., 11.940%, 12/30/09	$462,908
UAH	400,000		Credit Suisse First Boston, Nassau - Ukraine Series EMG 13 Credit Linked Nts., 11.940%, 12/30/09	40,253
UAH	1,440,000	I	Credit Suisse First Boston, Nassau - Ukraine Series NPC 12 Credit Linked Nts., 11.940%, 12/30/09	144,910
UAH	995,000		Credit Suisse International - Boryspil Airport Total Return Linked Nts., 10.000%, 04/19/10	48,665
IDR	3,700,000,000		Credit Suisse International - Indonesia (Republic of) Total Return Linked Nts., 12.000%, 09/16/11	384,202
RUB	11,097,000	I	Credit Suisse International - Moitk Total Return Linked Nts., 8.990%, 03/26/11	142,411
RUB	21,800,000	I	Credit Suisse International - Moscoblgaz-Finans RUR Total Return Linked Nts., 9.250%, 06/24/12	384,677
RUB	24,380,000	@@,I	Credit Suisse International - Oreniz Total Return Linked Nts., 9.240%, 02/21/12	391,094
RUB	19,450,000	I	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Nts., 9.250%, 5/20/10	62,402
VND	3,048,000,000	@@,I	Credit Suisse International - Vietnam Shipbuilding Industry Group Total Return Credit Linked Nts., 10.500%, 01/19/17	104,613
MXN	1,716,233		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.090%, 01/05/11	121,990

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Structured Products (continued)
MXN	1,121,658		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.520%, 01/05/11	$79,728
MXN	1,122,665		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.650%, 01/05/11	79,799
	$430,995	@@	Deutsche Bank AG, London - TMM SA Credit Linked Nts., 6.000%, 09/07/12	168,260
	420,000		Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.400%, 08/25/10	234,121
	420,000		Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.500%, 02/25/11	201,184
	420,000		Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.600%, 08/25/11	179,311
	420,000		Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.680%, 02/27/12	175,602
	420,000		Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.750%, 08/28/12	173,838
IDR	4,800,000,000		Deutsche Bank AG, Singapore - Indonesia Credit Linked Nts., 12.800%, 06/22/21	508,849
VND	7,600,000,000		Deutsche Bank AG, Singapore - Vietnam Shipping Industry Group Total Return Linked Nts., 9.000%, 04/20/17	260,118

Principal Amount				Value
	$157,867		Deutsche Bank International Asia Limited, Singapore - Indonesia Credit Linked Nts., 14.250%, 06/22/13	$182,462
RUB	7,890,000	@@	Dresdner Bank AG, London - Lukoil Credit Linked Nts., 7.100%, 12/12/11	192,890
	$900,000	@@,#,S,I	Eirles Two Ltd. 324 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +3.200%, 04/30/12	427,230
	900,000	@@,#,I	Eirles Two Ltd. 335 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +1.650%, 04/30/12	570,690
	505,000	S,I	Emblem Finance Co. Limited - Kingdom of Swaziland Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.000%, 06/20/10	524,623
	3,000,000	@@,#,S,I	Hallertau SPC 2007-01- Republic of Philippines Credit Linked Nts., 6-month USD-LIBOR +2.050%, 12/20/17	2,274,000
	3,140,000	@@,#,S,I	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Nts., 9.264%, 09/17/13	3,170,144
BRL	2,448,926	@@,#,S,I	Hallertau SPC, Series 2008-1, Certificado de Direitos Creditorios do Agronegocio/Frigorifico Margen Ltda. Credit Linked Nts., 9.888%*, 08/02/10	124,977
COP	2,920,000,000	S,I	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.190%*, 01/05/16	716,108
COP	2,663,000,000	S,I	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	596,815
COP	2,674,000,000	S,I	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	599,280

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Structured Products (continued)
COP	890,000,000	@@	JPMorgan Chase Bank N.A. - COP and Colombia Total Return Linked Nts., 11.000%, 05/19/11	$449,296
PEN	1,360,000	S	JPMorgan Chase Bank N.A. - PEN and Peru Credit Linked Nts., 8.115%*, 09/02/15	279,645
BRL	405,000	S,I	JPMorgan Chase Bank N.A., London - Brazil NTN-B Credit Linked Nts., Rate Linked to Inflation, 05/16/45	358,082
IDR	4,190,000,000		JPMorgan Chase Bank, N.A., Singapore - Indonesia Credit Linked Nts., 12.800%, 06/17/21	446,145
COP	392,000,000	S,I	LatAm Walker Cayman Trust Series 2006-102 - COP and Colombia Credit Linked Nts., 10.000%, 11/17/16	130,929
	$1,192,308	@@,S,I	MicroAccess Trust 2007 - MicroFinance Institutional Loans, Credit Linked Nts., 7.550%, 5/24/12	1,161,665
BRL	6,135,000	S	Morgan Stanley - Brazi lian Real and Credit Linked Nts., 12.551%*, 01/05/22	197,247
PEN	832,000	@@,#	Morgan Stanley - PEN Denominated Credit Linked Nts., 6.250%, 03/23/17	176,279
$ 200,000	@@,S,I		Morgan Stanley - The State Road Administration of Ukraine (Republic of ) Credit Linked Nts., 6-month USD-LIBOR +2.67%, 10/15/17	80,000
	1,200,000	@@,S,I	Morgan Stanley - The State Road Administration of Ukraine/Republic of Ukraine Credit Linked Nts., 6-month USD-LIBOR +1.80%, 10/15/17	480,000
	900,000	@@,S,I	Morgan Stanley - United Mexican States Credit Linked Nts., 6-month USD LIBOR +1.130%, 11/20/15	641,070
RUB	4,958,539	@@	Morgan Stanley & Co. International Ltd. - Red Arrow International Leasing PLC Total Return Linked Nts., 8.375%, 07/06/12	141,586

Principal Amount				Value
RUB	15,506,502	@@	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	$236,517
	$1,026,512		Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 15.000%, 03/08/12	787,232
	1,370,645		Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 15.000%, 03/08/12	1,054,026
MXN	2,070,000	@@	Reforma BLN-Backed I - Class 1A Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	157,196
MXN	414,000	@@	Reforma BLN-Backed I - Class 1B Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	31,439
MXN	690,000	@@	Reforma BLN-Backed I - Class 1C Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	52,399
MXN	197,523	@@	Reforma BLN-Backed I - Class 2A Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	15,000
MXN	345,571	@@	Reforma BLN-Backed I - Class 2B Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	26,243
MXN	5,210,380	@@	Reforma BLN-Backed I - Class 2C Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	395,677
MXN	379,725	@@	Reforma BLN-Backed I - Class 2D Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	28,836
MXN	275,878	@@	Reforma BLN-Backed I - Class 2E Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	20,950
MXN	176,189	@@	Reforma BLN-Backed I - Class 2F Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	13,380
MXN	32,447	@@	Reforma BLN-Backed I - Class 2G Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	2,464

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Structured Products (continued)
	$300,000	@@,#,C,S,I	Salisbury Intl. Investments Ltd. - Series 2006-003 Tranche E, Secured Credit Linked Nts., 3-month USD-LIBOR +4.150%, 07/22/11	$182,040
GHS	263,055	S,I	UBS AG, Jersey - Ghana (Republic of) Credit Linked Nts., 14.470%, 12/28/11	78,238
Total Structured Products (Cost $38,594,405)				25,959,032
Shares				Value
COMMON STOCK: 0.1%
			Agriculture: 0.0%
	12,144	@,@@,#	MHP SA GDR	$103,224
				103,224
			Investment Companies: 0.0%
	144,498	@,#,S,I	Arco Capital Corp. Ltd	72,249
				72,249
			Media: 0.1%
	14,665	@	Charter Communications	289,281
				289,281
Total Common Stock (Cost $2,442,929)				464,754
MUTUAL FUNDS: 3.0%
			Open-End Funds: 3.0%
	1,614,531	S	Oppenheimer Master Loan Fund	14,835,899
Total Mutual Funds (Cost $16,000,000)				14,835,899
Notional Amount				Value
POSITIONS IN PURCHASED OPTIONS: 0.1%
			Foreign Currency Options: 0.1%
EUR	2,020,000		Currency Option OTC - JPMorgan Chase Bank, N.A. EUR Put/HUF Call Strike @ 270 (HUF) - Exp 08/18/09	$24,617
Total Positions in Purchased Options (Cost $48,393)				24,617
Total Long-Term Investments (Cost $460,348,435)				415,652,245

Shares				Value
SHORT-TERM INVESTMENTS: 20.1%
			Affiliated Mutual Fund: 12.2%
	59,794,013	ING Institutional Prime Money Market Fund - Class I		$59,794,013
Total Mutual Fund (Cost $59,794,013)				59,794,013
Principal Amount				Value
		U.S. Government Agency Obligations: 6.0%
	$29,300,000	S,Z	Federal Home Loan Bank, 0.160%, due 08/24/09	$29,292,735
Total U.S. Government Agency Obligations (Cost $29,292,735)				29,292,735
			U.K. Treasury Bills: 0.2%
GBP	685,000	@@,Z	0.630%, due 11/23/09	1,124,142
Total U.K. Treasury Bills (Cost $1,089,039)				1,124,142
		Securities Lending Collateralcc: 1.7%
	$8,542,744		Bank of New York Mellon Corp. Institutional Cash Reserves	8,455,616
Total Securities Lending Collateral (Cost $8,542,744)				8,455,616
Total Short-Term Investments (Cost $98,718,531)				98,666,506

Total Investments in Securities (Cost $559,066,966)*	105.0%$	514,318,751
Other Assets and Liabilities - Net	(5.0)	(24,678,820)
Net Assets	100.0%	$489,639,931

@  Non-income producing security

@@  Foreign Issuer

&  Payment-in-kind

GDR  Global Depositary Receipt

MASTR  Mortgage Asset Securitization Transaction, Inc.

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

cc  Securities purchased with cash collateral for securities loaned.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W  Settlement is on a when-issued or delayed-delivery basis.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

±  Defaulted security

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

^^  Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

COP  Colombian Peso

DKK  Danish Krone

DOP  Dominican Peso

EGP  Egyptian Pound

EUR  EU Euro

GBP  British Pound

GHS  Ghanian Cedis

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS  Israeli New Shekel

JPY  Japanese Yen

MXN  Mexican Peso

NOK  Norwegian Krone

PEN  Peruvian Nuevo Sol

PLN  Polish Zloty

RUB  Russian Ruble

SEK  Swedish Krona

TRY  Turkish New Lira

UAH  Ukranian Hryvnia

UYU  Uruguayan Peso

VND  Vietnamese Dong

*  Cost for federal income tax purposes is $559,734,842.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$14,628,945
Gross Unrealized Depreciation	(60,045,036)
Net Unrealized Depreciation	$(45,416,091)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$—	$—	$464,754
Mutual Funds	14,835,899	—	—
Positions in Purchased Options	—	—	24,617
Corporate Bonds/Notes	—	138,060,382	6,351,760
U.S. Government Agency Obligations	—	48,772,713	—
U.S. Treasury Obligations	—	6,990,967	—
Asset-Backed Securities	—	2,654,915	888,498
Collateralized Mortgage Obligations	—	47,019,790	165,825
Other Bonds	—	95,748,368	27,714,725
Structured Products	—	—	25,959,032
Short-Term Investments	59,794,013	38,872,493	—
Total	$74,629,912	$378,119,628	$61,569,211
Other Financial Instruments***	1,090,630	2,570,563	(1,410,204)
Total	$1,090,630	$2,570,563	$(1,410,204)

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning Balance 12/31/08	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/09
Common Stock	$144,498	$275,459	$—	$—	$44,797	$—	$464,754
Positions in Purchased Options	104,711	—	—	(129,095)	49,001	—	24,617
Corporate Bonds/Notes	5,550,551	2,109,476	(19,167)	—	(1,289,100)	—	6,351,760
Asset-Backed Securities	1,449,025	(87,342)	6,977	—	(480,162)	—	888,498
Collateralized Mortgage Obligations	201,772	(34,503)	3,155	9,558	(14,157)	—	165,825
Other Bonds	33,104,899	(3,216,350)	(580)	—	1,696,280	(3,869,524)	27,714,725
Structured Products	39,454,722	(14,006,017)	(1,896,039)	(4,905,284)	7,311,650	—	25,959,032
Other Financial Instruments**	4,411,066	3,109,274	—	(3,529,688)	(5,265,002)	(135,854)	(1,410,204)
Total	$84,421,244	$(11,850,003)	$(1,905,654)	$(8,554,509)	$2,053,307	$(4,005,378)	$60,159,007

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $1,852,993. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

ING Oppenheimer Strategic Income Portfolio Open Futures Contracts on June 30, 2009:
Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Bobl 5-Year	21	09/08/09	$33,587
FTSE/MIB Index	4	09/18/09	(17,771)
IBEX 35 Index	4	07/17/09	14,487
Japanese Government Bonds 10-Year Mini	5	09/09/09	7,336
Long Gilt	18	09/28/09	27,814
MSCI Taiwan Index	19	06/30/09	(799)
NASDAQ 100 E-Mini	59	09/18/09	(10,762)
NIKKEI 225 (SGX)	3	09/10/09	2,091
S&P ASX 200 Index (SPI)	7	09/17/09	(8,595)
U.S. Treasury 2-Year Note	20	09/30/09	(319)
U.S. Treasury 5-Year Note	217	09/30/09	8,098
U.S. Treasury 10-Year Note	137	09/21/09	261,244
U.S. Treasury Long Bond	265	09/21/09	624,261
			$940,672
Short Contracts
CAC40 10 Euro	18	07/17/09	$29,714
DAX Index	10	09/18/09	(32,820)
Euro-Bund	11	09/08/09	(22,559)
FTSE 100 Index	13	09/18/09	14,744
Mexico Bolsa Index	28	09/18/09	13,953
NIKKEI 225 (OSE)	12	09/10/09	(11,241)
S&P 500 E-Mini	156	09/18/09	164,752
SGX CNX Nifty Index	53	07/30/09	(6,585)
			$149,958
At June 30, 2009 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso ARS 3,200,000	BUY	07/28/09	USD 825,806	829,925	$4,119
Australian Dollar AUD 156,000	BUY	07/20/09	122,380	125,504	3,124
Australian Dollar AUD 1,310,000	BUY	08/10/09	1,045,819	1,052,238	6,419
Australian Dollar AUD 430,000	BUY	08/10/09	343,097	345,391	2,294
Australian Dollar AUD 75,000	BUY	08/10/09	59,696	60,243	547
Australian Dollar AUD 810,000	BUY	08/10/09	650,414	650,621	207
Brazilian Real BRL 6,400,000	BUY	07/02/09	3,112,538	3,266,139	153,601
Brazilian Real BRL 2,000,000	BUY	07/02/09	972,668	1,020,669	48,001
Brazilian Real BRL 2,000,000	BUY	07/02/09	1,004,394	1,020,669	16,275
Brazilian Real BRL 2,000,000	BUY	07/02/09	1,007,100	1,020,669	13,569
Brazilian Real BRL 4,900,000	BUY	08/04/09	2,502,298	2,483,374	(18,924)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real BRL 5,500,000	BUY	08/04/09	USD 2,820,802	2,787,460	$(33,342)
Brazilian Real BRL 2,000,000	BUY	08/04/09	1,025,746	1,013,622	(12,124)
Brazilian Real BRL 8,250,000	BUY	10/02/09	3,852,980	4,132,243	279,263
Canadian Dollar CAD 540,000	BUY	07/20/09	472,024	464,302	(7,722)
Canadian Dollar CAD 1,720,000	BUY	08/10/09	1,546,763	1,479,085	(67,678)
Canadian Dollar CAD 390,000	BUY	08/10/09	344,639	335,374	(9,265)
Swiss Franc CHF 124,000	BUY	07/20/09	114,116	114,152	36
Swiss Franc CHF 795,000	BUY	08/10/09	734,750	732,053	(2,697)
Swiss Franc CHF 700,000	BUY	08/10/09	640,996	644,575	3,579
Swiss Franc CHF 380,000	BUY	08/10/09	348,573	349,912	1,339
Chinese Yuan CNY 14,100,000	BUY	09/02/09	2,118,708	2,065,702	(53,006)
Chinese Yuan CNY 7,800,000	BUY	12/17/09	1,103,253	1,146,297	43,044
Chinese Yuan CNY 5,420,000	BUY	12/17/09	803,618	796,530	(7,088)
Colombian Peso COP 435,000,000	BUY	07/01/09	202,185	202,892	707
Colombian Peso COP 290,000,000	BUY	08/05/09	125,000	134,436	9,436
EU Euro EUR 250,000	BUY	07/06/09	337,500	350,717	13,217
EU Euro EUR 1,070,000	BUY	07/06/09	1,517,164	1,501,068	(16,096)
EU Euro EUR 2,170,000	BUY	07/06/09	3,089,711	3,044,221	(45,490)
EU Euro EUR 1,955,000	BUY	07/20/09	2,706,248	2,742,641	36,393
EU Euro EUR 970,000	BUY	08/03/09	1,376,517	1,360,796	(15,721)
EU Euro EUR 460,000	BUY	08/10/09	637,615	645,313	7,698
EU Euro EUR 185,000	BUY	08/10/09	259,211	259,528	317
EU Euro EUR 2,230,000	BUY	09/24/09	3,086,320	3,127,782	41,462
British Pound GBP 300,000	BUY	07/20/09	488,505	493,554	5,049
British Pound GBP 95,000	BUY	08/10/09	151,905	156,288	4,383
British Pound GBP 1,430,000	BUY	08/10/09	2,282,263	2,352,550	70,287
Hungarian Forint HUF 203,000,000	BUY	07/06/09	1,028,213	1,045,111	16,898
Hungarian Forint HUF 319,000,000	BUY	07/20/09	1,567,799	1,636,524	68,725

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Hungarian Forint HUF 172,000,000	BUY	08/03/09	USD 848,335	879,418	$31,083
Hungarian Forint HUF 155,000,000	BUY	08/03/09	764,488	792,499	28,011
Hungarian Forint HUF 101,000,000	BUY	08/03/09	510,875	516,402	5,527
Indonesian Rupiah IDR 4,080,000,000	BUY	08/18/09	394,584	395,246	662
Indonesian Rupiah IDR 15,139,000,000	BUY	08/19/09	1,462,705	1,466,258	3,553
Indonesian Rupiah IDR 8,450,000,000	BUY	08/26/09	805,299	817,157	11,858
Japanese Yen JPY 64,000,000	BUY	07/21/09	668,296	664,515	(3,781)
Japanese Yen JPY 448,000,000	BUY	07/22/09	4,650,970	4,651,662	692
Japanese Yen JPY 106,000,000	BUY	08/10/09	1,106,905	1,100,858	(6,047)
Japanese Yen JPY 80,000,000	BUY	08/10/09	834,463	830,836	(3,627)
Japanese Yen JPY 125,000,000	BUY	08/10/09	1,311,180	1,298,181	(12,999)
Japanese Yen JPY 138,000,000	BUY	11/12/09	1,403,166	1,435,117	31,951
Japanese Yen JPY 184,000,000	BUY	11/12/09	1,865,795	1,913,489	47,694
Japanese Yen JPY 136,000,000	BUY	11/12/09	1,380,711	1,414,318	33,607
South Korean Won KRW 1,243,000,000	BUY	08/24/09	1,006,478	978,509	(27,969)
South Korean Won KRW 372,000,000	BUY	08/24/09	301,459	292,844	(8,615)
Mexican Peso MXN 12,600,000	BUY	07/02/09	952,359	956,847	4,488
Mexican Peso MXN 18,650,000	BUY	08/10/09	1,379,040	1,407,504	28,464
Mexican Peso MXN 2,650,000	BUY	08/10/09	195,630	199,994	4,364
Mexican Peso MXN 42,400,000	BUY	08/10/09	3,156,335	3,199,901	43,566
Malaysian Ringgit MYR 820,000	BUY	07/08/09	234,333	233,215	(1,118)
Norwegian Krone NOK 2,200,000	BUY	08/10/09	340,483	341,762	1,279
Norwegian Krone NOK 8,315,000	BUY	08/10/09	1,281,666	1,291,706	10,040
Norwegian Krone NOK 4,200,000	BUY	08/10/09	653,931	652,455	(1,476)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
New Zealand Dollar NZD 2,455,000	BUY	08/10/09	USD 1,541,028	1,580,036	$39,008
New Zealand Dollar NZD 550,000	BUY	08/10/09	346,926	353,980	7,054
New Zealand Dollar NZD 55,000	BUY	08/10/09	35,477	35,398	(79)
New Zealand Dollar NZD 1,010,000	BUY	08/10/09	656,419	650,035	(6,384)
Peruvian Nuevo Sol PEN 3,480,000	BUY	07/13/09	1,176,073	1,156,643	(19,430)
Peruvian Nuevo Sol PEN 700,000	BUY	07/13/09	236,167	232,658	(3,509)
Peruvian Nuevo Sol PEN 2,560,000	BUY	07/16/09	832,250	850,719	18,469
Peruvian Nuevo Sol PEN 350,000	BUY	07/16/09	118,243	116,309	(1,934)
Polish Zloty PLN 7,380,000	BUY	08/03/09	2,309,281	2,319,569	10,288
Polish Zloty PLN 1,290,000	BUY	08/03/09	403,655	405,453	1,798
Polish Zloty PLN 3,180,000	BUY	08/03/09	976,449	999,489	23,040
Polish Zloty PLN 1,830,000	BUY	08/10/09	562,731	574,910	12,179
Russian Ruble RUB 22,745,000	BUY	09/18/09	638,904	714,250	75,346
Russian Ruble RUB 11,330,000	BUY	09/18/09	322,333	355,791	33,458
Russian Ruble RUB 17,400,000	BUY	09/18/09	528,875	546,404	17,529
Russian Ruble RUB 6,305,000	BUY	09/18/09	191,409	197,993	6,584
Russian Ruble RUB 220,000	BUY	09/18/09	6,824	6,909	85
Russian Ruble RUB 22,745,000	BUY	09/21/09	646,165	713,632	67,467
Russian Ruble RUB 19,035,000	BUY	09/21/09	567,362	597,230	29,868
Russian Ruble RUB 670,000	BUY	11/16/09	20,102	20,644	542
Russian Ruble RUB 12,600,000	BUY	11/16/09	384,381	388,230	3,849
Russian Ruble RUB 14,830,000	BUY	11/16/09	452,410	456,940	4,530
Russian Ruble RUB 15,520,000	BUY	11/18/09	465,088	477,884	12,796
Swedish Krona SEK 945,000	BUY	08/10/09	120,195	122,481	2,286
Swedish Krona SEK 4,760,000	BUY	08/10/09	605,433	616,942	11,509
Swedish Krona SEK 1,475,000	BUY	08/10/09	189,940	191,174	1,234

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Swedish Krona SEK 5,100,000	BUY	08/10/09	USD 660,724	661,010	$286
Singapore Dollar SGD 270,000	BUY	08/11/09	185,567	186,341	774
Turkish Lira TRY 1,475,000	BUY	07/29/09	954,137	950,055	(4,082)
Taiwan New DollarTWD 19,550,000	BUY	07/01/09	593,702	595,855	2,153
Taiwan New Dollar TWD 47,450,000	BUY	07/01/09	1,468,586	1,446,205	(22,381)
South African Rand ZAR 4,130,000	BUY	07/15/09	503,045	533,829	30,784
South African Rand ZAR 1,630,000	BUY	07/15/09	201,583	210,688	9,105
South African Rand ZAR 4,060,000	BUY	07/15/09	502,382	524,781	22,399
South African Rand ZAR 4,130,000	BUY	07/15/09	502,311	533,829	31,518
South African Rand ZAR 8,400,000	BUY	07/20/09	925,008	1,084,565	159,557
South African Rand ZAR 15,930,000	BUY	08/17/09	1,960,495	2,045,132	84,637
South African Rand ZAR 15,935,000	BUY	08/17/09	1,960,507	2,045,774	85,267
					$1,529,643
Australian Dollar AUD 820,000	SELL	08/10/09	642,136	658,653	$(16,517)
Brazilian Real BRL 1,250,000	SELL	07/02/09	607,918	637,918	(30,000)
Brazilian Real BRL 1,250,000	SELL	08/04/09	641,091	633,514	7,577
Canadian Dollar CAD 390,000	SELL	08/10/09	347,770	335,374	12,396
Canadian Dollar CAD 1,810,000	SELL	08/10/09	1,570,703	1,556,479	14,224
Canadian Dollar CAD 80,000	SELL	08/10/09	69,686	68,795	891
Canadian Dollar CAD 750,000	SELL	08/10/09	649,795	644,950	4,845
Swiss Franc CHF 1,745,000	SELL	08/10/09	1,608,184	1,606,833	1,351
Swiss Franc CHF 1,775,000	SELL	08/10/09	1,634,551	1,634,458	93
Swiss Franc CHF 90,000	SELL	08/10/09	84,470	82,874	1,596
Chilean Peso CLP 537,000,000	SELL	07/02/09	955,911	1,007,032	(51,121)
Chilean Peso CLP 537,000,000	SELL	08/03/09	1,012,443	1,008,896	3,547
Chinese Yuan CNY 6,200,000	SELL	07/07/09	911,497	907,679	3,818

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Colombian Peso COP 1,430,000,000	SELL	07/01/09	USD 551,910	666,978	$(115,068)
Colombian Peso COP 975,000,000	SELL	07/17/09	405,996	453,418	(47,422)
Colombian Peso COP 1,110,000,000	SELL	07/27/09	507,661	515,302	(7,641)
Colombian Peso COP 995,000,000	SELL	07/31/09	455,743	461,604	(5,861)
Colombian Peso COP 1,195,000,000	SELL	08/05/09	542,565	553,971	(11,406)
EU Euro EUR 250,000	SELL	07/06/09	336,125	350,717	(14,592)
EU Euro EUR 3,240,000	SELL	07/06/09	4,306,284	4,545,289	(239,005)
EU Euro EUR 3,240,000	SELL	08/03/09	4,571,640	4,545,340	26,300
EU Euro EUR 120,000	SELL	08/10/09	168,240	168,343	(103)
EU Euro EUR 2,340,000	SELL	08/10/09	3,244,387	3,282,681	(38,294)
EU Euro EUR 460,000	SELL	08/10/09	646,746	645,313	1,433
EU Euro EUR 1,070,000	SELL	11/12/09	1,422,030	1,500,701	(78,671)
EU Euro EUR 500,000	SELL	11/12/09	669,660	701,262	(31,602)
EU Euro EUR 1,275,000	SELL	11/12/09	1,726,350	1,788,219	(61,869)
British Pound GBP 420,000	SELL	08/10/09	686,614	690,959	(4,345)
British Pound GBP 85,000	SELL	08/10/09	139,807	139,837	(30)
British Pound GBP 790,000	SELL	08/10/09	1,307,122	1,299,661	7,461
Israeli New Shekel ILS 3,800,000	SELL	07/06/09	978,862	966,948	11,914
Israeli New Shekel ILS 7,610,000	SELL	07/31/09	1,922,761	1,936,673	(13,912)
Japanese Yen JPY 224,000,000	SELL	07/22/09	2,317,449	2,325,831	(8,382)
Japanese Yen JPY 448,000,000	SELL	07/22/09	4,667,931	4,651,662	16,269
Japanese Yen JPY 43,000,000	SELL	08/10/09	437,953	446,574	(8,621)
Japanese Yen JPY 253,000,000	SELL	08/10/09	2,570,563	2,627,519	(56,956)
Japanese Yen JPY 2,320,000	SELL	08/10/09	24,108	24,094	14
South Korean Won KRW 1,200,000,000	SELL	07/02/09	954,611	941,952	12,659

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
South Korean Won KRW 1,200,000,000	SELL	08/03/09	USD 937,500	943,879	$(6,379)
Mexican Peso MXN 5,200,000	SELL	07/20/09	392,246	393,665	(1,419)
Mexican Peso MXN 30,335,000	SELL	08/10/09	2,248,703	2,289,363	(40,660)
Mexican Peso MXN 1,300,000	SELL	08/10/09	96,708	98,110	(1,402)
Mexican Peso MXN 16,085,000	SELL	08/31/09	1,202,509	1,210,320	(7,811)
Mexican Peso MXN 8,900,000	SELL	08/31/09	666,817	669,683	(2,866)
Norwegian Krone NOK 4,500,000	SELL	08/10/09	698,383	699,059	(676)
Norwegian Krone NOK 150,000	SELL	08/10/09	23,243	23,302	(59)
New Zealand Dollar NZD 1,590,000	SELL	08/10/09	978,844	1,023,323	(44,479)
Peruvian Nuevo Sol PEN 2,910,000	SELL	07/16/09	936,293	967,029	(30,736)
Peruvian Nuevo Sol PEN 4,790,000	SELL	09/04/09	1,439,303	1,587,460	(148,157)
Peruvian Nuevo Sol PEN 1,630,000	SELL	10/26/09	520,767	539,113	(18,346)
Philippine Peso PHP 20,200,000	SELL	07/17/09	418,479	418,974	(495)
Polish Zloty PLN 30,000	SELL	08/10/09	9,258	9,425	(167)
Polish Zloty PLN 1,060,000	SELL	11/12/09	321,115	331,104	(9,989)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Polish Zloty PLN 2,120,000	SELL	11/12/09	USD 652,810	662,208	$(9,398)
Russian Ruble RUB 20,300,000	SELL	09/18/09	758,595	637,471	121,124
Russian Ruble RUB 20,300,000	SELL	09/18/09	757,321	637,471	119,850
Russian Ruble RUB 17,400,000	SELL	09/18/09	648,891	546,404	102,487
Russian Ruble RUB 28,200,000	SELL	09/21/09	1,065,961	884,784	181,177
Russian Ruble RUB 13,580,000	SELL	09/21/09	513,713	426,077	87,636
Russian Ruble RUB 12,600,000	SELL	11/16/09	369,610	388,230	(18,620)
Russian Ruble RUB 15,500,000	SELL	11/16/09	454,679	477,584	(22,905)
Russian Ruble RUB 15,520,000	SELL	11/18/09	437,800	477,884	(40,084)
Swedish Krona SEK 10,100,000	SELL	08/10/09	1,290,133	1,309,058	(18,925)
Swedish Krona SEK 5,200,000	SELL	08/10/09	650,179	673,971	(23,792)
Turkish Lira TRY 2,980,000	SELL	08/10/09	1,905,493	1,914,181	(8,688)
Turkish Lira TRY 2,050,000	SELL	08/10/09	1,317,904	1,316,802	1,102
Taiwan New Dollar TWD 67,000,000	SELL	07/01/09	1,965,962	2,042,060	(76,098)
Taiwan New Dollar TWD 29,000,000	SELL	07/06/09	902,836	885,152	17,684
South African Rand ZAR 8,400,000	SELL	07/20/09	1,046,260	1,084,565	(38,305)
					$(654,426)

ING Oppenheimer Strategic Income Portfolio Written Options Open on June 30, 2009:

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium Received	Value
Currency Option OTC
EUR Call/PLN Put	Citibank N.A., New York	4.6865	07/27/09	EUR	1,020,000	$10,559	$(4,007)
Currency Option OTC
EUR Put/PLN Call	Citibank N.A., New York	4.3790	07/27/09	EUR	1,020,000	10,310	(8,857)
Currency Option OTC
EUR Call/PLN Put	Barclays Capital	4.6700	07/27/09	EUR	1,020,000	10,203	(12,106)
Currency Option OTC
EUR Put/PLN Call	Barclays Capital	4.3805	07/27/09	EUR	1,020,000	9,917	(7,198)
Currency Option OTC
EUR Put/HUF Call	JPMorgan Chase Bank, N.A.	255.0000	08/18/09	EUR	2,020,000	13,072	(2,965)
						$54,060	$(35,132)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2009:

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	06/06/11	MXN	36,500,000	$949
Receive a fixed rate equal to 6.250% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	06/07/11	MXN	30,000,000	11,222
Receive a fixed rate equal to 10.000% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	11/11/11	MXN	89,000,000	175,445
Receive a fixed rate equal to 10.000% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: JPMorgan Chase Bank, N.A., New York	11/11/11	MXN	88,000,000	173,474
Receive a fixed rate equal to 9.350% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	11/18/11	MXN	27,600,000	147,376
Receive a fixed rate equal to 9.270% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	11/21/11	MXN	33,600,000	175,087
Receive a fixed rate equal to 9.080% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	11/22/11	MXN	33,800,000	165,217
Receive a fixed rate equal to 8.920% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	11/24/11	MXN	28,100,000	129,770
Receive a fixed rate equal to 8.920% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: JPMorgan Chase Bank, N.A., New York	11/24/11	MXN	27,500,000	126,999
Receive a fixed rate equal to 14.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander S.A., New York	01/02/12	BRL	5,060,000	193,575

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 14.050% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/12	BRL	1,040,000	$43,397
Receive a fixed rate equal to 13.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/12	BRL	2,070,000	81,749
Receive a fixed rate equal to 12.050% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	2,700,000	13,120
Receive a fixed rate equal to 14.000% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander Central Hispano, S.A.	01/03/12	BRL	1,040,000	42,570
Receive a fixed rate equal to 8.480% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	06/06/13	HUF	192,000,000	2,901
Receive a fixed rate equal to 7.880% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	08/12/13	HUF	123,000,000	(9,810)
Receive a fixed rate equal to 7.890% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	09/12/13	HUF	107,000,000	(8,597)
Receive a fixed rate equal to 7.820% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Barclays Bank PLC	09/19/13	HUF	231,000,000	(21,662)
Receive a fixed rate equal to 8.540% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Banco Santander S.A., New York	09/27/13	MXN	14,000,000	58,304
Receive a fixed rate equal to 8.560% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse International	09/27/13	MXN	5,500,000	23,221

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.540% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	09/27/13	MXN	8,500,000	$35,399
Receive a fixed rate equal to 12.870% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	960,000	15,034
Receive a fixed rate equal to 12.920% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	1,920,000	31,763
Receive a fixed rate equal to 8.060% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Banco Santander, S.A., New York	02/06/14	MXN	15,600,000	41,029
Receive a fixed rate equal to 8.080% and pay a floating rate based on 3-month ZAR-JIBAR-SAFEX Counterparty: JPMorgan Chase Bank, N.A., London	04/02/14	ZAR	10,920,000	(26,579)
Receive a fixed rate equal to 8.100% and pay a floating rate based on 3-month ZAR-JIBAR-SAFEX Counterparty: Barclays Bank PLC	04/03/14	ZAR	10,635,000	(24,909)
Receive a fixed rate equal to 5.3675% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Westpac Banking Corp.	06/19/14	AUD	800,000	(3,900)
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 5.2175%Counterparty: Westpac Banking Corp.	06/19/14	NZD	1,010,000	1,759
Receive a fixed rate equal to 5.580% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Westpac Banking Corp.	06/23/14	AUD	1,595,000	4,176
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 5.400% Counterparty: Westpac Banking Corp.	06/23/14	NZD	1,995,000	(6,678)
Receive a fixed rate equal to 5.52472% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Westpac Banking Corp.	06/25/14	AUD	1,800,000	838

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 5.34472% Counterparty: Westpac Banking Corp.	06/25/14	NZD	2,195,000	$(3,853)
Receive a fixed rate equal to 12.260% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	80,000	275
Receive a fixed rate equal to 12.290% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	40,000	160
Receive a fixed rate of 5.460% on UDI 2,252,229.80. Pay a floating rate based on 6-month USD-LIBOR on USD 730,000.00. Upon termination of the contract, receive UDI 2,252,229.80 and pay USD 730,000.00. Counterparty: Deutsche Bank AG, London	05/13/15	MXN	730,000	80,157
Receive a fixed rate equal to 5.250% on UDI 1,184,117.66 converted to MXN. Pay a floating rate based on 6-month USD-LIBOR on USD 390,000.00. Upon termination of the contract, receive UDI 1,184,117.66 (converted into MXN) and pay USD 390,000.00. Counterparty: Deutsche Bank AG, London	06/23/15	MXN	390,000	30,480
Receive a fixed rate equal to 12.800% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs International	01/02/17	BRL	3,300,000	34,326
Receive a fixed rate equal to 13.100% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	1,610,000	24,742
Receive a fixed rate equal to 13.670% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	1,750,000	40,327
Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	2,760,000	69,170

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 14.100% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	430,000	$12,006
Receive a fixed rate equal to 14.160% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	1,770,000	52,904
Receive a fixed rate equal to 14.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	1,700,000	53,985
Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/17	BRL	2,500,000	64,093
Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/17	BRL	2,770,000	69,420
Receive a fixed rate equal to 12.810% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	1,960,000	20,689
Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	5,000,000	128,185
Receive a fixed rate equal to 14.860% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	1,680,000	65,396
Receive a fixed rate equal to 14.880% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	1,680,000	65,856
Receive a fixed rate equal to 15.000% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	2,000,000	79,722

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.880% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: UBS AG, London	08/28/18	ILS	2,450,000	$27,598
Receive a fixed rate equal to 5.850% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: UBS AG, London	09/04/18	ILS	2,500,000	26,554
Receive a fixed rate equal to 7.180% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Citibank N.A., New York	10/03/18	HUF	134,000,000	(41,197)
Receive a fixed rate equal to 5.320% and pay a floating rate based on 6-month PLZ-WIBOR-WIBO Counterparty: Goldman Sachs International	10/03/18	PLN	3,400,000	(12,501)
Receive a fixed rate equal to 3.830% and pay a floating rate based on 6-month CZK-PRIBOR-PRBO Counterparty: Morgan Stanley Capital Services Inc.	10/03/18	CZK	22,100,000	3,646
Receive a fixed rate equal to 3.760% and pay a floating rate based on 6-month CZK-PRIBOR-PRBO Counterparty: Goldman Sachs International	10/06/18	CZK	21,900,000	(3,023)
Receive a fixed rate equal to 5.330% and pay a floating rate based on 6-month PLZ-WIBOR-WIBO Counterparty: Goldman Sachs International	10/06/18	PLN	3,340,000	(11,479)
Receive a fixed rate equal to 7.200% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	10/06/18	HUF	134,000,000	(40,125)
Receive a fixed rate equal to 7.180% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Barclays Bank PLC	10/08/18	HUF	134,000,000	(41,019)
Receive a fixed rate equal to 7.200% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Citibank N.A., New York	10/08/18	HUF	132,000,000	(39,526)
Receive a fixed rate equal to 5.036% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: UBS AG	12/12/18	ILS	2,740,000	(15,791)
Receive a fixed rate equal to 4.940% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: Credit Suisse International	12/15/18	ILS	1,070,000	(8,217)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.650% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: Credit Suisse International	12/22/18	ILS	1,000,000	$(13,306)
Receive a fixed rate equal to 4.780% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: UBS AG	01/07/19	ILS	2,768,000	(29,924)
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 1.210% Counterparty: JPMorgan Chase Bank, N.A., London	03/05/19	JPY	74,700,000	10,972
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 1.2675% Counterparty: JPMorgan Chase Bank, N.A., London	03/06/19	JPY	74,700,000	6,769
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 1.236% Counterparty: Citibank N.A., London	03/10/19	JPY	74,700,000	9,191
Receive a floating rate based on 6-month DKK-CIBOR and pay a fixed rate equal to 3.845% Counterparty: Barclays Bank PLC	04/03/19	DKK	12,220,000	(7,532)
Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month CAD-BA-CDOR Counterparty: JPMorgan Chase Bank, N.A., New York	04/30/19	CAD	1,505,000	(55,338)
Receive a fixed rate equal to 3.010% and pay a floating rate based on 3-month CAD-BA-CDOR Counterparty: JPMorgan Chase Bank, N.A., New York	05/01/19	CAD	1,240,000	(44,737)
Receive a fixed rate equal to 3.7425% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Goldman Sachs International	06/02/19	USD	2,400,000	(1,752)
Receive a fixed rate equal to 8.7292% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Goldman Sachs International	08/27/26	MXN	7,470,000	2,347
Receive a fixed rate equal to 8.300% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse International	12/17/26	MXN	4,750,000	(14,102)
Receive a fixed rate equal to 8.4583% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	05/18/29	MXN	5,700,000	(11,348)
				$2,176,439

ING Oppenheimer Strategic Income Portfolio Total Return Swap Agreements Outstanding on June 30, 2009:
	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive, if positive, the total return of a custom basket of securities plus 93% of the dividends from the basket. Pay a floating rate based on one-month JPY-LIBOR plus 95 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities. Counterparty: Citibank N.A., New York	04/14/09	JPY	151,908,656	$81,654
Receive absolute value of price depreciation on the KOSPI 200 Index Futures Exchange-Traded Contract (September 09). Pay price appreciation on the KOSPI 200 Index Futures Exchange- Traded Contract (September 09).Counterparty: Citibank N.A., New York	09/14/09	KRW	627,606,000	1,819
Receive, if positive, the total return of custom basket of securities plus the dividends from the basket. Pay one-month USD-LIBOR plus a spread and, if negative, the absolute value of the total return of a custom equity basket. Counterparty: Deutsche Bank AG, London	10/05/09	USD	437,573	(70,071)
Receive, if positive, the total return of custom basket of securities plus 90% of the dividends from the basket. Pay one-month EUR-LIBOR plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Morgan Stanley & Co. International PLC	10/07/09	EUR	680,000	(61,712)
Receive, if positive, the total return of custom basket of securities plus the dividends from the basket. Pay one-month USD-LIBOR plus 35 basis pts. and, if negative, the absolute value of the total return of custom basket of securities Counterparty: Deutsche Bank AG, London	03/05/10	USD	4,983,352	(274,660)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive, if positive, the total return of a custom basket of securities plus the dividends from the basket. Pay one-month EUR-LIBOR plus 90 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities Counterparty: Morgan Stanley & Co. International PLC	03/05/10	EUR	687,600	$(78,351)
Receive, if positive, the total return of a custom basket of securities plus the dividends from the basket. Pay a floating rate based on one-month GBP-LIBOR plus 35 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities. Counterparty: Citibank N.A., New York	05/07/10	GBP	896,628	(28,254)
Receive the price return on MSCI Daily TR Net Emerging Markets, if positive. Pay one-month USD-LIBOR plus 100 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Net Emerging Markets. Counterparty: UBS AG, London	05/12/10	USD	1,171,372	(73,323)
Receive one-month USD-LIBOR minus 15 basis pts. and, if negative, the absolute value of total returnon the S&P 500 Citigroup Value Index Pay total return, if positive, on the S&P 500 Citigroup Value Index. Counterparty: Citibank N.A., New York	06/07/10	USD	1,202,137	32,503

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive one-month USD-LIBOR minus 95 basis pts. and, if negative, the absolute value of the total return of the MSCI Daily TR Gross Belgium. Pay, if positive, the total return of the MSCI Daily TR Gross Belgium. Counterparty: Morgan Stanley & Co. International PLC	05/10/11	USD	457,607	$16,532
Receive a fixed rate equal to 7.750%, and pay a floating rate based on 3-month USD LIBOR. On the termination date, receive total return amount on reference obligation, if total return amount is positive, and pay absolute value of the total return amount on reference obligation, if total return amount is negative. Reference Obligation: Loan under the loan facility agreement between each of JSC "Rushydro" and OJSC Saratovskaya and any Successor(s) and Morgan Stanley Bank International Limited dated 13 December 2006 Counterparty: Morgan Stanley Capital Services Inc.	12/26/13	RUB	56,780,000	(601,652)
				$(1,055,515)

ING Oppenheimer Strategic Income Portfolio Credit Default Swap Agreements Outstanding on June 30, 2009:

Credit Default Swaps on Credit Indices — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.11 Index	Buy	5.000%	06/20/14	USD	1,000,000	$(44,187)	$(63,199)	$19,012
Barclays Bank PLC	CDX.EM.11 Index	Buy	5.000%	06/20/14	USD	1,600,000	(70,700)	(98,238)	27,538
Deutsche Bank AG	CDX.EM.11 Index	Buy	5.000%	06/20/14	USD	600,000	(26,512)	—	(26,512)
Goldman Sachs International	CDX.EM.11 Index	Buy	5.000%	06/20/14	USD	1,600,000	(70,699)	(98,237)	27,538
						$4,800,000	$(212,098)	$(259,674)	$47,576

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Cemex S.A.B de C.V. 9.625%, 10/01/09	Buy	(5.300)%	10/20/13	USD	270,000	$36,794	$—	$36,794
UBS AG	Cemex S.A.B de C.V. 9.625%, 10/01/09	Buy	(5.300)%	10/20/13	USD	270,000	36,794	—	36,794
Deutsche Bank AG	ConocoPhillips 4.750%, 10/15/12	Buy	(1.000)%	06/20/14	USD	790,000	(18,291)	(19,318)	1,027
Credit Suisse International	Devon Energy Corp. 7.950%, 04/15/32	Buy	(1.000)%	06/20/14	USD	790,000	(15,818)	(19,250)	3,432
Morgan Stanley Capital Services Inc.	FirstEnergy Corp. 7.375%, 11/15/31	Buy	(1.000)%	06/20/14	USD	790,000	32,516	16,756	15,760
Deutsche Bank AG	Marsh & McLennan Cos. Inc. 5.375%, 07/15/14	Buy	(1.000)%	06/20/14	USD	790,000	(18,294)	(20,750)	2,456
Barclays Bank PLC	Norfolk Southern Corp. 7.700%, 05/15/17	Buy	(1.000)%	06/20/14	USD	790,000	(19,405)	(25,281)	5,876
Goldman Sachs International	Pemex Project Funding Master Trust 6.625%, 06/15/35	Buy	(3.450)%	11/20/13	USD	170,000	(8,828)	—	(8,828)
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Buy	(1.710)%	12/20/16	USD	420,000	4,945	—	4,945
Citibank N.A., New York	Republic of Turkey 11.875%, 01/15/30	Buy	(5.250)%	12/20/13	USD	520,000	(55,852)	—	(55,852)
Goldman Sachs International	Republic of Turkey 11.875%, 01/15/30	Buy	(5.290)%	12/20/13	USD	1,040,000	(113,379)	—	(113,379)
Citibank N.A., New York	Ukraine Government 7.650%, 06/11/13	Buy	(4.180)%	08/20/13	USD	360,000	125,423	—	125,423
Citibank N.A., New York	Ukraine Government 7.650%, 06/11/13	Buy	(6.650)%	10/20/13	USD	680,000	196,763	—	196,763
Goldman Sachs International	Ukraine Government 7.650%, 06/11/13	Buy	(4.220)%	08/20/13	USD	990,000	343,907	—	343,907
Merrill Lynch International	Ukraine Government 7.650%, 06/11/13	Buy	(4.300)%	08/20/13	USD	1,530,000	528,385	—	528,385
Goldman Sachs International	VTB Capital S.A. 6.875%, 05/29/18	Buy	(7.400)%	05/28/13	USD	520,000	—	—	—
						$10,720,000	$1,055,660	$(67,843)	$1,123,503

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Implied Credit Spread At 06/30/09(5)	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	American International Group 6.250%, 05/01/36	Sell	5.000%	06/20/14	14.35%	USD	395,000	$(110,160)	$(89,405)	$(20,755)
Deutsche Bank AG	American International Group 6.250%, 05/01/36	Sell	5.000%	06/20/14	14.35%	USD	395,000	(110,160)	(91,447)	(18,713)
Deutsche Bank AG	CIT Group 5.650%, 02/13/17	Sell	5.000%	06/20/14	15.42%	USD	790,000	(227,535)	(89,302)	(138,233)
Deutsche Bank AG	Darden Restaurants Inc. 6.000%, 08/15/35	Sell	1.000%	06/20/14	1.29%	USD	790,000	(10,212)	(1,249)	(8,963)
Credit Suisse International	Development Bank of Kazakhstan 7.375%, 11/12/13	Sell	3.750%	02/20/13	8.03%	USD	1,210,000	(153,766)	—	(153,766)
Morgan Stanley Capital Services Inc.	Finansbank, A.S./USD 6.250% Eurobonds, 03/24/11 and USD 6.50% Eurobonds, 03/24/13*	Sell	1.300%	03/24/13	6.64%	USD	1,290,000	(212,160)	—	(212,160)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Implied Credit Spread At 06/30/09(5)	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	HSBK Europe BV 7.250%, 05/03/17	Sell	4.950%	03/20/13	18.89%	USD	250,000	$(81,498)	$—	$(81,498)
Morgan Stanley Capital Services Inc.	HSBK Europe BV 7.750%, 05/13/13	Sell	4.780%	03/20/13	18.89%	USD	500,000	(164,984)	—	(164,984)
Morgan Stanley Capital Services Inc.	HSBK Europe BV 7.750%, 05/13/13	Sell	4.880%	03/20/13	18.89%	USD	500,000	(163,815)	—	(163,815)
Citibank N.A., New York	Islamic Republic of Pakistan 6.750%, 02/19/09**	Sell	5.100%	03/20/13	20.52%	USD	270,000	(97,875)	—	(97,875)
Morgan Stanley Capital Services Inc.	Mc Donald's Corp. 4.125%, 06/01/13	Sell	1.000%	06/20/14	0.35%	USD	790,000	24,017	26,526	(2,509)
Barclays Bank PLC	Republic of Venezuela 9.250%, 09/15/27	Sell	30.500%	01/20/10	11.51%	USD	220,000	22,622	—	22,622
Morgan Stanley Capital Services Inc.	Republic of Venezuela 9.250%, 09/15/27	Sell	30.000%	01/20/10	11.51%	USD	220,000	22,026	—	22,026
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Sell	3.750%	02/20/14	1.98%	USD	440,000	32,876	—	32,876
Deutsche Bank AG	XL Capital Ltd. 5.250%, 09/15/14	Sell	5.000%	06/20/14	4.10%	USD	790,000	28,926	78,896	(49,970)
Morgan Stanley Capital Services Inc.	YASAR, Multiple loan facility agreements to the YASAR Group Entities	Sell	8.500%	10/20/09	38.62%	USD	230,000	(16,447)	—	(16,447)
Morgan Stanley Capital Services Inc.	YASAR, Multiple loan facility agreements to the YASAR Group Entities	Sell	8.750%	06/20/10	37.85%	USD	230,000	(51,632)	—	(51,632)
Credit Suisse International	NJSC Naftogaz of Ukraine 8.125%, 09/30/09	Sell	3.250%	04/20/11	42.91%	USD	530,000	(238,582)	—	(238,582)
							$9,840,000	$(1,508,359)	$(165,981)	$(1,342,378)

*  Issued by Istanbul Bond Company to provide funds to finance loans to Finansbank, A.S.

For the purposes of this transaction each such loan shall be an underlying loan.

**  In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed the table above and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2009 was as follows:

Derivatives not accounted for as hedging instruments under SFAS No. 133	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$24,617
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,699,675
Credit contracts	Unrealized appreciation on swap agreements, net of upfront payments made	1,575,352
Equity contracts	Unrealized appreciation on swap agreements	132,508
Interest rate contracts	Unrealized appreciation on swap agreements	2,673,343
Total Asset Derivatives		$7,105,495
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,824,458
Credit contracts	Unrealized depreciation on swap agreements, net of upfront payments received	2,240,149
Equity Contracts	Unrealized depreciation on swap agreements	1,188,023
Interest rate contracts	Unrealized depreciation on swap agreements	496,904
Foreign exchange contracts	Written options	35,132
Total Liability Derivatives		$5,784,665

*  Includes purchased options

The effect of derivative instruments on the Portfolio's Statement of Operations for the six months ended June 30, 2009 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under SFAS No. 133	Investments*	Forward Foreign Currency Contracts	Futures	Swaps	Written Options	Total
Equity contracts	$—	$—	$(467,420)	$482,110	$—	$14,690
Foreign exchange contracts	25,145	(1,457,509)	—	—	221,116	(1,211,248)
Interest rate contracts	—	—	(816,786)	(976,636)	—	(1,793,422)
Credit contracts	—	—	—	(6,960,232)	—	(6,960,232)
Total	$25,145	$(1,457,509)	$(1,284,206)	$(7,454,758)	$221,116	$(9,950,212)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under SFAS No. 133	Investments*	Forward Foreign Currency Contracts	Futures	Swaps	Written Options	Total
Equity contracts	$—	$—	$223,861	$(6,518,362)	$—	$(6,294,501)
Foreign exchange contracts	(72,777)	2,320,048	—	—	16,881	2,264,152
Interest rate contracts	—	—	(603,528)	271,505	—	(332,023)
Credit contracts	—	—	—	11,829,976	—	11,829,976
Total	$(72,777)	$2,320,048	$(379,667)	$5,583,119	$16,881	$7,467,604

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Investment Type Allocation
as of June 30, 2009
(as a percent of net assets)

U.S. Government Agency Obligations	77.9%
Corporate Bonds/Notes	28.2%
U.S. Treasury Obligations	13.6%
Collateralized Mortgage Obligations	6.9%
U.S. Government Agency Obligations	4.2%
Municipal Bonds	2.5%
Securities Lending Collateralcc	1.6%
Other Bonds	1.4%
Asset-Backed Securities	1.1%
Preferred Stock	0.6%
Purchased Options	0.4%
U.S. Treasury Bills	0.1%
Other Assets and Liabilities — Net	(38.5)%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount			Value
CORPORATE BONDS/NOTES: 28.2%
		Agriculture: 0.1%
$400,000	S	Philip Morris International, Inc., 5.650%, due 05/16/18	$420,008
300,000	C,S	Reynolds American, Inc., 7.625%, due 06/01/16	301,298
			721,306
		Auto Manufacturers: 0.3%
1,965,000		DaimlerChrysler NA Holding Corp., 4.320%, due 08/03/14	1,829,906
			1,829,906
		Banks: 11.0%
200,000	S	American Express Bank FSB, 6.000%, due 09/13/17	182,720
900,000	S	American Express Centurion Bank, 0.478%, due 11/16/09	893,835
200,000	S	American Express Centurion Bank, 6.000%, due 09/13/17	182,720
800,000	@@,#,S	ANZ National International Ltd., 6.200%, due 07/19/13	824,869
300,000	S	Bank of America Corp., 1.213%, due 08/15/16	235,617
2,900,000	S	Bank of America Corp., 2.100%, due 04/30/12	2,906,397
900,000	S	Bank of America Corp., 5.750%, due 12/01/17	802,674

Principal Amount				Value
	$4,100,000	@@,S	Barclays Bank PLC, 5.450%, due 09/12/12	$4,277,813
	700,000	@@,#,S	Barclays Bank PLC, 6.050%, due 12/04/17	607,975
	2,200,000	@@,#,C,S	BNP Paribas, 5.186%, due 06/29/49	1,433,747
	200,000	S	Citibank NA, 1.625%, due 03/30/11	201,651
	100,000	S	Citigroup, Inc., 2.125%, due 04/30/12	100,507
	700,000	S	Citigroup, Inc., 5.300%, due 10/17/12	675,690
	1,900,000	S	Citigroup, Inc., 5.500%, due 08/27/12	1,842,451
	2,300,000	S	Citigroup, Inc., 5.500%, due 04/11/13	2,157,453
	500,000	S	Citigroup, Inc., 5.625%, due 08/27/12	468,446
	500,000	S	Citigroup, Inc., 5.850%, due 07/02/13	473,373
	1,900,000	S	Citigroup, Inc., 6.000%, due 08/15/17	1,658,905
	300,000	S	Citigroup, Inc., 6.125%, due 05/15/18	262,828
	3,200,000	C,S	Citigroup, Inc., 8.400%, due 04/29/49	2,404,224
	1,100,000	@@,#,C,S	Commonwealth Bank of Australia, 6.024%, due 03/29/49	732,409
	700,000	@@,#,S	Credit Agricole SA, 0.714%, due 05/28/10	696,414
	1,600,000	@@,C,S	Deutsche Bank AG/London, 6.000%, due 09/01/17	1,634,795
	1,400,000	@@,#	Dexia Credit Local, 1.262%, due 09/23/11	1,403,500
EUR	300,000	@@	Fortis Bank Nederland Holding NV, 3.000%, due 04/17/12	425,539
	$4,000,000	S	Goldman Sachs Group, Inc., 1.430%, due 07/23/09	3,999,522
	50,000	S	Goldman Sachs Group, Inc., 5.950%, due 01/18/18	48,578
	800,000	S	Goldman Sachs Group, Inc., 6.150%, due 04/01/18	780,157
	2,000,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	1,981,974
	3,200,000	C,S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	2,853,117
	1,000,000	S	JPMorgan Chase & Co., 6.000%, due 01/15/18	995,045
	900,000	S	JPMorgan Chase Bank NA, 0.959%, due 06/13/16	729,000
	1,200,000	S	KeyBank NA, 2.906%, due 06/02/10	1,165,308
	3,230,000	S	Manuf & Traders Trust Co., 8.000%, due 10/01/10	3,274,477
	100,000	S	Morgan Stanley, 0.540%, due 04/19/12	89,573
	800,000	S	Morgan Stanley, 5.950%, due 12/28/17	768,902
	1,600,000	C,S	Morgan Stanley, 6.250%, due 08/28/17	1,550,563
	6,400,000	@@,#,S	National Australia Bank Ltd., 1.424%, due 02/08/10	6,399,949

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Banks (continued)
DKK	2,875,074	@@	Nykredit Realkredit A/S, 3.261%, due 10/01/38	$512,628
DKK	3,096,889	@@	Nykredit Realkredit A/S, 3.261%, due 10/01/38	542,843
DKK	8,645,479	@@	Realkredit Danmark A/S, 4.100%, due 01/01/38	1,511,365
DKK	2,863,445	@@	Realkredit Danmark A/S, 4.100%, due 10/01/38	511,093
	$600,000	@@,#,C,S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	294,367
	4,100,000	@@,#,S	Royal Bank of Scotland PLC, 1.320%, due 04/08/11	4,096,146
	500,000	@@,#,S	Royal Bank of Scotland PLC, 3.000%, due 12/09/11	510,848
EUR	700,000	@@	Societe Financement de l'Economie Francaise, 2.125%, due 05/20/12	981,217
	$200,000	@@,#,S	Societe Financement de l'Economie Francaise, 3.375%, due 05/05/14	200,721
	200,000	@@,#,C,S	Societe Generale, 5.922%, due 12/31/49	124,170
	2,700,000	@@,S	UBS AG, 1.927%, due 05/05/10	2,708,629
	500,000	@@,S	UBS AG, 5.750%, due 04/25/18	456,131
	1,800,000	S	Wachovia Corp., 5.750%, due 02/01/18	1,770,739
	1,200,000	S	Wells Fargo & Co., 5.625%, due 12/11/17	1,183,156
EUR	1,200,000	L	Wells Fargo & Company, 1.424%, due 03/23/16	1,390,415
				68,917,185
			Biotechnology: 0.4%
	$2,400,000	C,S	Amgen, Inc., 6.150%, due 06/01/18	2,613,322
				2,613,322
			Building Materials: 0.1%
	800,000	@@,#,C,S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	410,585
				410,585
			Chemicals: 0.1%
	400,000	C,S	Rohm & Haas Co., 6.000%, due 09/15/17	358,185
				358,185
			Computers: 1.2%
	1,300,000	C,S	Dell, Inc., 4.700%, due 04/15/13	1,339,043
	5,700,000	C,S	International Business Machines Corp., 5.700%, due 09/14/17	6,061,403
				7,400,446

Principal Amount				Value
			Diversified Financial Services: 7.6%
	$700,000	S	Allstate Life Global Funding Trusts, 5.375%, due 04/30/13	$724,412
	700,000	S	American Express Co., 7.000%, due 03/19/18	680,814
	600,000	S	American Express Credit Corp., 5.875%, due 05/02/13	596,285
	1,300,000	S	American General Finance Corp., 6.900%, due 12/15/17	704,854
	900,000	S	Bear Stearns Cos., Inc., 0.843%, due 08/21/09	900,683
	3,900,000	S	Bear Stearns Cos., Inc., 1.392%, due 07/16/09	3,900,930
	1,900,000	S	Bear Stearns Cos., Inc., 6.400%, due 10/02/17	1,906,388
	2,100,000	S	Bear Stearns Cos., Inc., 6.950%, due 08/10/12	2,283,989
	3,000,000	S	Caterpillar Financial Services Corp., 4.850%, due 12/07/12	3,136,863
	100,000	S	CIT Group, Inc., 0.769%, due 03/22/10	82,521
	400,000	S	CitiFinancial, 6.625%, due 06/01/15	359,776
GBP	600,000	C	Citigroup Capital XVIII, 6.829%, due 06/28/67	518,237
	$3,200,000	C,S	Citigroup Capital XXI, 8.300%, due 12/21/57	2,501,107
	500,000	S	Ford Motor Credit Co., LLC, 5.700%, due 01/15/10	482,635
	200,000	S	Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	173,074
	1,100,000	S	Ford Motor Credit Co., LLC, 7.375%, due 02/01/11	996,153
	1,500,000	S	Ford Motor Credit Co., LLC, 7.875%, due 06/15/10	1,425,107
	300,000	S	Ford Motor Credit Co., LLC, 8.625%, due 11/01/10	282,062
	4,000,000	S	General Electric Capital Corp., 0.609%, due 12/21/12	4,018,000
	500,000	S	General Electric Capital Corp., 0.953%, due 08/15/11	473,699
	100,000	S	General Electric Capital Corp., 1.800%, due 03/11/11	100,943
	500,000	S	General Electric Capital Corp., 3.000%, due 12/09/11	516,127
EUR	4,800,000		General Electric Capital Corp., 5.500%, due 09/15/67	3,906,233
	$900,000	S	General Electric Capital Corp., 5.875%, due 01/14/38	714,398
	800,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	722,214
	1,600,000	S	HSBC Finance Corp., 1.162%, due 10/21/09	1,595,437

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Diversified Financial Services (continued)
	$1,200,000	S	International Lease Finance Corp., 4.375%, due 11/01/09	$1,161,972
	800,000	S	International Lease Finance Corp., 5.125%, due 11/01/10	714,814
EUR	2,364,000	±	Lehman Brothers Holdings, Inc., 0.000%, due 06/12/13	489,163
	$2,000,000	±,S	Lehman Brothers Holdings, Inc., 2.951%, due 05/25/10	305,000
	2,700,000	±,S	Lehman Brothers Holdings, Inc., 6.200%, due 09/26/14	411,750
	300,000	±,S	Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	49,500
	1,800,000	S	Merrill Lynch & Co., Inc., 1.292%, due 07/25/11	1,667,603
	300,000	S	Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	301,003
	1,900,000	S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	1,761,372
	700,000	@@,#,C,S	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	518,756
	2,400,000		SLM Corp., 0.829%, due 03/15/11	2,059,668
EUR	2,800,000		SLM Corp., 3.125%, due 09/17/12	2,887,084
GBP	500,000	@@,C	SMFG Preferred Capital GBP 1 Ltd., 6.164%, due 01/29/49	558,915
	$300,000	@@,#,S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	289,193
	1,100,000	C,S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	649,790
	500,000	#,C,S	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	362,563
				47,891,087
			Electric: 0.7%
	300,000	C,S	Columbus Southern Power Co., 6.600%, due 03/01/33	300,395
	600,000	@@,#,S	Electricite de France, 5.500%, due 01/26/14	646,629
	600,000	@@,#,S	Electricite de France, 6.500%, due 01/26/19	658,320
	600,000	@@,#,S	Electricite de France, 6.950%, due 01/26/39	675,876
	2,100,000	@@,#,C,S	Enel Finance International SA, 6.250%, due 09/15/17	2,196,067
				4,477,287
			Healthcare-Services: 1.3%
	1,694,921		HCA, Inc., 2.850%, due 11/14/13	1,533,904
	4,400,000	#,S	Roche Holdings, Inc., 2.661%, due 02/25/11	4,450,899

Principal Amount			Value
$1,400,000	#,C,S	Roche Holdings, Inc., 7.000%, due 03/01/39	$1,628,571
600,000	C,S	UnitedHealth Group, Inc., 4.875%, due 02/15/13	606,971
			8,220,345
		Insurance: 1.2%
3,000,000	S	American International Group, Inc., 5.850%, due 01/16/18	1,589,373
1,300,000	#,S	Metropolitan Life Global Funding I, 0.894%, due 05/17/10	1,289,635
500,000	@@,#,S	Monumental Global Funding Ltd., 5.500%, due 04/22/13	482,834
600,000	S	Principal Life Income Funding Trusts, 5.300%, due 04/24/13	599,131
900,000	S	Principal Life Income Funding Trusts, 5.550%, due 04/27/15	890,892
3,400,000	S	Protective Life Secured Trusts, 0.462%, due 11/09/10	3,005,811
			7,857,676
		Media: 0.1%
683,253		CSC Holdings, Inc., 2.070%, due 03/29/16	656,167
1,766		CSC Holdings, Inc., 0.000%, due 03/29/16	1,696
			657,863
		Mining: 0.2%
800,000	@@,#,S	Corp Nacional del Cobre de Chile - CODELCO, 7.500%, due 01/15/19	928,925
200,000	@@,C,S	Vale Overseas Ltd., 6.250%, due 01/23/17	202,153
			1,131,078
		Oil & Gas: 0.4%
2,500,000	@@,#,C,S	Petroleos Mexicanos, 8.000%, due 05/03/19	2,725,000
			2,725,000
		Pharmaceuticals: 0.1%
300,000	@@,C,S	AstraZeneca PLC, 5.900%, due 09/15/17	321,774
200,000	@@,C,S	AstraZeneca PLC, 6.450%, due 09/15/37	222,471
			544,245
		Pipelines: 0.5%
2,600,000	C,S	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	2,549,316
300,000	@@,C,S	Trans-Canada Pipelines, 7.625%, due 01/15/39	351,257
300,000	#,S	Williams Cos., Inc., 6.375%, due 10/01/10	300,029
			3,200,602

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Retail: 0.5%
$2,700,000	C,S	CVS Caremark Corp., 5.750%, due 08/15/11	$2,856,619
			2,856,619
		Student Loan ABS: 0.4%
2,806,349	C,S	Access Group, Inc., 2.392%, due 10/27/25	2,829,588
			2,829,588
		Telecommunications: 1.7%
24,000	C,S	AT&T Corp., 7.300%, due 11/15/11	26,334
400,000	C,S	AT&T, Inc., 4.125%, due 09/15/09	402,034
600,000	C,S	AT&T, Inc., 4.950%, due 01/15/13	624,507
600,000	C,S	AT&T, Inc., 5.500%, due 02/01/18	600,136
1,500,000	C,S	AT&T, Inc., 6.300%, due 01/15/38	1,454,075
2,500,000	C,S	BellSouth Corp., 5.200%, due 09/15/14	2,605,545
30,000	C,S	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	32,367
200,000	C,S	Qwest Corp., 8.875%, due 03/15/12	202,500
4,900,000	#,S	Verizon Wireless Capital LLC, 3.316%, due 05/20/11	5,045,731
			10,993,229
		Transportation: 0.3%
1,600,000	C,S	Union Pacific Corp., 5.700%, due 08/15/18	1,606,093
			1,606,093
Total Corporate Bonds/Notes (Cost $186,166,969)			177,241,647
U.S. GOVERNMENT AGENCY OBLIGATIONS: 77.9%
		Federal Home Loan Mortgage Corporation##: 23.0%
6,174,141	S	0.469%, due 07/15/19-10/15/20	6,091,036
180,948	S	0.634%, due 01/25/45	91,263
400,000	S	0.888%, due 02/01/11	399,435
15,000,000		0.926%, due 05/04/11	15,038,655
6,400,000		0.937%, due 08/05/11	6,402,323
3,700,000	S	1.125%, due 06/01/11	3,694,609
5,500,000	S	1.625%, due 04/26/11	5,544,358
546,427	S	1.875%, due 03/25/24	559,690
322,609	S	2.638%, due 10/25/44	317,586
1,612,261	S	2.838%, due 07/25/44	1,596,314
600,000	S	3.375%, due 06/24/11	622,583
15,147	S	3.496%, due 04/01/32	15,298
22,182	S	3.500%, due 07/15/32	22,088
1,050,849	S	4.500%, due 06/15/17	1,084,501
49,000,000	W	5.000%, due 08/15/33	49,635,481
1,462,685	S	5.000%, due 12/14/18-01/01/37	1,459,153

Principal Amount			Value
$3,897,707	S	5.000%, due 09/15/16-04/15/26	$3,975,315
300,000	S	5.250%, due 07/18/11	323,825
1,115,941	S	5.288%, due 09/01/35	1,156,665
8,000,000	W	5.500%, due 07/15/34	8,258,752
36,481,689	S	5.500%, due 03/01/23-01/01/39	37,725,506
104,378	S	5.500%, due 03/15/17	108,800
768,453	S	6.000%, due 10/01/17-06/01/38	809,195
			144,932,431
		Federal National Mortgage Association##: 54.8%
1,020,765	S	0.374%, due 07/25/37	905,492
120,387	S	0.434%, due 03/25/34	109,696
879,187	S	1.751%, due 02/01/33	889,188
124,858	S	1.844%, due 04/25/24	126,399
6,255	S	2.250%, due 02/01/20	6,280
283,423	S	2.539%, due 10/01/44	279,378
98,475	S	2.973%, due 04/01/32	101,409
1,279,936	S	4.214%, due 11/01/34	1,294,179
13,437	S	4.297%, due 09/01/31	13,600
529,835	S	4.318%, due 02/01/35	547,875
906,925	S	4.500%, due 06/01/23	927,100
99,944	S	4.605%, due 12/01/36	100,555
957,180	S	4.734%, due 09/01/35	973,853
420,943	S	4.797%, due 08/01/35	432,761
900,000	S	4.875%, due 06/13/18	970,286
34,650,508	S	5.000%, due 05/01/18-07/01/37	35,718,232
588,244	S	5.006%, due 09/01/34	611,721
120,557,127	S	5.500%, due 03/01/16-01/01/39	124,753,817
69,500,000	W	6.000%, due 07/01/37	72,638,342
82,436,208	S	6.000%, due 04/01/17-03/01/39	86,319,325
12,400,000		6.000%, due 04/15/38	12,940,566
500,000	W	6.500%, due 08/01/39	530,391
2,034,918	S	6.500%, due 03/01/17-06/17/38	2,185,493
1,252,153	S	7.500%, due 08/25/35	1,280,914
			344,656,852
		Government National Mortgage Association: 0.1%
32,841	S	0.718%, due 03/16/32	32,406
847,070	S	6.000%, due 05/15/38	883,567
			915,973
Total U.S. Government Agency Obligations (Cost $481,245,883)			490,505,256
U.S. TREASURY OBLIGATIONS: 13.6%
		Treasury Inflation Indexed Protected Securitiesip: 13.6%
2,456,872		1.625%, due 01/15/15	2,448,425
1,221,444		1.750%, due 01/15/28	1,155,410
3,430,895		1.875%, due 07/15/13-07/15/15	3,481,236
2,313,088		2.000%, due 07/15/14-01/15/16	2,360,222
36,053,160	L	2.125%, due 01/15/19	37,281,203

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Treasury Inflation Indexed Protected Securitiesip (continued)
$12,670,224		2.375%, due 01/15/25	$13,050,331
3,657,030		2.500%, due 07/15/16-01/15/29	3,875,434
2,777,949		2.625%, due 07/15/17	2,963,724
9,013,448		3.000%, due 07/15/12	9,559,888
8,821,440	S	3.500%, due 01/15/11	9,215,653
			85,391,526
Total U.S. Treasury Obligations (Cost $88,861,699)			85,391,526
ASSET-BACKED SECURITIES: 1.1%
		Automobile Asset-Backed Securities: 0.2%
712,010	S	Daimler Chrysler Auto Trust, 1.232%, due 07/08/11	712,481
500,000	S	Daimler Chrysler Auto Trust, 1.782%, due 09/10/12	498,064
			1,210,545
		Credit Card Asset-Backed Securities: 0.3%
700,000	S	BA Credit Card Trust, 0.899%, due 04/15/13	694,751
1,400,000	S	BA Credit Card Trust, 1.519%, due 12/16/13	1,397,007
			2,091,758
		Home Equity Asset-Backed Securities: 0.1%
636,862	S	Household Home Equity Loan Trust, 0.605%, due 01/20/34	441,281
			441,281
		Other Asset-Backed Securities: 0.5%
757,567	S	Countrywide Asset-Backed Certificates, 0.394%, due 10/25/47	665,595
2,212,868	S	Countrywide Asset-Backed Certificates, 0.494%, due 09/25/36	1,567,343
92,968	S	JPMorgan Mortgage Acquisition Corp., 0.364%, due 08/25/36	86,337
441,282	S	JPMorgan Mortgage Acquisition Corp., 0.374%, due 03/25/47	317,682
58,753	S	Long Beach Mortgage Loan Trust, 0.594%, due 10/25/34	37,608
204,112	S	Morgan Stanley Capital, Inc., 0.364%, due 11/25/36	192,768
474,757	S	WAMU Asset-Backed Certificates, 0.364%, due 01/25/37	339,711
			3,207,044
Total Asset-Backed Securities (Cost $8,178,173)			6,950,628

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.9%
$288,694	C,S	Adjustable Rate Mortgage Trust, 4.574%, due 05/25/35	$251,061
509,123	C,S	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	401,280
800,000	C,S	Banc of America Commercial Mortgage, Inc., 5.929%, due 05/10/45	669,283
735,596	C,S	Banc of America Funding Corp., 3.781%, due 05/25/35	625,443
531,213	C,S	Banc of America Funding Corp., 6.102%, due 01/20/47	282,922
124,495	C,S	Banc of America Mortgage Securities, Inc., 0.764%, due 01/25/34	113,439
557,047	C,S	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	483,725
270,512	C,S	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	265,537
3,781,571	C,S	Bear Stearns Adjustable Rate Mortgage Trust, 2.960%, due 03/25/35	3,272,095
2,591,970	C,S	Bear Stearns Adjustable Rate Mortgage Trust, 3.954%, due 03/25/35	2,227,473
459,909	C,S	Bear Stearns Adjustable Rate Mortgage Trust, 4.740%, due 10/25/35	443,696
804,951	C,S	Bear Stearns Adjustable Rate Mortgage Trust, 5.063%, due 11/25/34	676,018
396,613	C,S	Bear Stearns Alternative-A Trust, 5.362%, due 05/25/35	256,981
234,701	C,S	Bear Stearns Alternative-A Trust, 5.490%, due 09/25/35	127,511
684,099	C,S	Bear Stearns Alternative-A Trust, 5.673%, due 11/25/36	348,183
100,000	C,S	Bear Stearns Commercial Mortgage Securities, 5.331%, due 02/11/44	81,187
300,000	C,S	Bear Stearns Commercial Mortgage Securities, 5.471%, due 01/12/45	249,957
616,911	S	Bear Stearns Structured Products, Inc., 5.644%, due 01/26/36	340,954
399,266	S	Bear Stearns Structured Products, Inc., 5.714%, due 12/26/46	243,205
719,449	C,S	Citigroup Mortgage Loan Trust, Inc., 4.669%, due 08/25/35	532,079
900,000	C,S	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	658,645

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$45,109	C,S	Countrywide Alternative Loan Trust, 0.525%, due 11/20/35	$44,064
200,323	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 0.634%, due 03/25/35	91,446
1,086,871	#,C,S	Countrywide Home Loan Mortgage Pass-through Trust, 0.654%, due 06/25/35	789,917
1,018,934	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 4.711%, due 02/20/35	810,942
570,524	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 4.786%, due 11/25/34	433,476
2,385,382	#,C,S,I	Credit Suisse Mortgage Capital Certificates, 0.549%, due 10/15/21	1,542,134
2,300,000	C,S	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	1,585,988
100,000	C,S	Credit Suisse Mortgage Capital Certificates, 5.846%, due 03/15/39	71,761
193,955	C,S	Downey Savings & Loan Association Mortgage Loan Trust, 3.472%, due 07/19/44	107,133
348,018	C,S	First Horizon Mortgage Pass-through Trust, 5.365%, due 08/25/35	264,831
201,205	C,S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	201,802
349,588	C,S	Greenpoint Mortgage Pass-through Certificates, 4.826%, due 10/25/33	264,548
100,000	C,S	Greenwich Capital Commercial Funding Corp., 4.799%, due 08/10/42	85,337
600,000	C,S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	479,846
700,451	#,S	GS Mortgage Securities Corp. II, 0.394%, due 03/06/20	600,931
900,000	C,S	GS Mortgage Securities Corp. II, 5.993%, due 08/10/45	682,658
78,172	C,S	GSR Mortgage Loan Trust, 3.726%, due 06/25/34	66,584
759,453	C,S	GSR Mortgage Loan Trust, 4.469%, due 09/25/35	639,528
4,671	C,S	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	4,649

Principal Amount			Value
$240,174	C,S	Harborview Mortgage Loan Trust, 0.533%, due 05/19/35	$107,715
489,544	C,S	Harborview Mortgage Loan Trust, 5.143%, due 07/19/35	284,834
269,881	C,S	Indymac Index Mortgage Loan Trust, 4.976%, due 12/25/34	204,687
800,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	615,415
2,600,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	1,921,008
4,300,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	3,249,682
300,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51	225,512
1,365,096	C,S	JPMorgan Mortgage Trust, 4.773%, due 07/25/35	1,095,684
425,475	C,S	JPMorgan Mortgage Trust, 5.012%, due 02/25/35	372,324
2,100,000	C,S	LB-UBS Commercial Mortgage Trust, 5.858%, due 07/15/40	1,530,529
265,350	C,S	Merrill Lynch Mortgage Investors Trust, 0.524%, due 02/25/36	143,355
385,920	C,S	Merrill Lynch Mortgage Investors Trust, 4.296%, due 05/25/33	311,697
300,000	C,S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, due 03/12/51	202,089
218,296	C,S	MLCC Mortgage Investors, Inc., 0.564%, due 11/25/35	150,954
126,824	C,S	MLCC Mortgage Investors, Inc., 1.314%, due 10/25/35	92,721
100,000	C,S	Morgan Stanley Capital I, 5.809%, due 12/12/49	76,477
4,700,000	C,S	Morgan Stanley Capital I, 6.076%, due 06/11/49	3,553,017
381,063	C,S	RAAC Series, 5.000%, due 09/25/34	371,501
125,569	C,S	Residential Accredit Loans, Inc., 0.714%, due 03/25/33	110,022
116,847	C,S	Residential Asset Securitization Trust, 0.714%, due 05/25/33	100,048
19,561	C,S	Residential Funding Mortgage Securities I, 6.500%, due 03/25/32	19,680

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)
Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$201,686	C,S	Sequoia Mortgage Trust, 0.665%, due 07/20/33	$162,083
532,808	C,S	Sequoia Mortgage Trust, 4.263%, due 04/20/35	410,081
389,786	C,S	SLM Student Loan Trust, 1.082%, due 10/27/14	387,897
220,059	C,S	SLM Student Loan Trust, 1.392%, due 01/25/15	219,062
251,334	C,S	Structured Adjustable Rate Mortgage Loan Trust, 5.516%, due 08/25/35	163,773
566,291	C,S	Structured Asset Mortgage Investments, Inc., 0.563%, due 07/19/35	355,750
323,947	#,C,S	Structured Asset Securities Corp., 4.504%, due 10/25/35	223,071
1,092,314	C,S	Thornburg Mortgage Securities Trust, 0.434%, due 09/25/46	1,002,654
824,179	#,S	Wachovia Bank Commercial Mortgage Trust, 0.399%, due 06/15/20	606,952
400,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	266,471
186,639	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.624%, due 01/25/45	87,029
428,545	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.854%, due 12/25/27	320,614
24,806	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.740%, due 08/25/42	15,716
55,819	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.877%, due 02/27/34	45,738
1,028,589	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.880%, due 07/25/46	433,335
1,123,969	C,S	Washington Mutual Mortgage Pass-through Certificates, 3.127%, due 08/25/46	512,808
977,234	C,S	Wells Fargo Mortgage- Backed Securities Trust, 3.585%, due 12/25/34	901,095
446,601	C,S	Wells Fargo Mortgage- Backed Securities Trust, 4.679%, due 05/25/35	381,590
706,724	C,S	Wells Fargo Mortgage- Backed Securities Trust, 4.947%, due 01/25/35	591,561

Principal Amount			Value
$386,420	C,S	Wells Fargo Mortgage- Backed Securities Trust, 5.508%, due 08/25/36	$289,355
Total Collateralized Mortgage Obligations (Cost $54,984,445)			43,433,835
MUNICIPAL BONDS: 2.5%
		California: 0.7%
2,300,000	C,S	Golden State Tobacco Securitization Corp., 6.750%, due 06/01/39	2,676,763
450,000	C,S	Orange County Sanitation District, 9.170%, due 02/01/33	438,912
500,000	S	State of California, 7.500%, due 04/01/34	459,615
400,000	C,S	State of California, 5.650%, due 04/01/39	395,540
500,000	S	State of California, 7.550%, due 04/01/39	456,960
			4,427,790
		Florida: 0.3%
1,500,000	C,S	Florida State Board of Governors, 5.250%, due 07/01/19	1,652,880
			1,652,880
		Illinois: 0.3%
1,400,000	C,S	Chicago Transit Authority, 6.899%, due 12/01/40	1,498,273
100,000	C,S	Chicago Transit Authority, 6.300%, due 12/01/21	102,885
			1,601,158
		Lousiana: 0.0%
100,000	C,S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	78,387
			78,387
		New Jersey: 0.2%
1,500,000	C,S	New Jersey Economic Development Authority, 5.000%, due 09/01/33	1,454,865
			1,454,865
		North Carolina: 0.4%
2,500,000	C,S	North Carolina Capital Facilities Finance Agency, 5.000%, due 10/01/38	2,520,950
			2,520,950
		Ohio: 0.0%
400,000	C,S	Buckeye Tobacco Settlement Financing Authority, 5.875%, due 06/01/30	283,100
			283,100

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Rhode Island: 0.0%
	$200,000	C,S	Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	$154,522
				154,522
			Texas: 0.1%
	700,000	C,S	State of Texas, 4.750%, due 04/01/37	675,878
				675,878
			Washington: 0.3%
	2,080,000	S,Z	State of Washington, 3.870%, due 06/01/16	1,635,608
				1,635,608
			Wisconsin: 0.2%
	125,000	C,S	Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27	135,770
	800,000	C,S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	894,888
				1,030,658
Total Municipal Bonds (Cost $15,116,320)				15,515,796
OTHER BONDS: 1.4%
			Foreign Government Bonds: 1.4%
	600,000	#,S	Export-Import Bank of China, 4.875%, due 07/21/15	625,042
	600,000		Federative Republic of Brazil, 8.000%, due 01/15/18	675,000
BRL	2,000,000		Federative Republic of Brazil, 10.250%, due 01/10/28	1,010,462
	$900,000		Federative Republic of Brazil, 12.500%, due 01/05/22	507,527
	5,000,000	S,L	Mexico Government International Bond, 8.125%, due 12/30/19	5,850,000
	250,000		Panama Government International Bond, 8.875%, due 09/30/27	303,125
	71,000		Panama Government International Bond, 9.375%, due 04/01/29	89,460
Total Other Bonds (Cost $8,734,057)				9,060,616
Shares				Value
PREFERRED STOCK: 0.6%
			Auto Manufacturers: 0.1%
	60,000	P,S	General Motors Corp.	$161,250
				161,250

Shares				Value
			Banks: 0.4%
	3,400	S	Wells Fargo & Co.	$2,668,898
				2,668,898
			Insurance: 0.1%
	77,500	S	American International Group, Inc.	737,800
				737,800
Total Preferred Stock (Cost $2,983,286)				3,567,948
# of Contracts/ Notional Amount				Value
PURCHASED OPTIONS: 0.4%
			Options on Exchange-Traded Futures Contracts: 0.0%
	244		Put Option CME 90-Day Eurodollar Future 12/09 Strike @ $90.000 - Exp 12/14/09	$1,525
	180		Put Option LIFFE 90-Day Sterling Future 12/09 Strike @ 90.500 (GBP) - Exp 12/16/09	—
			Foreign Currency Options
USD	3,000,000	I	Call Option OTC - Credit Suisse, London USD vs JPY Strike @ 104 (JPY) - Exp 03/17/10	37,068
USD	3,000,000		Put Option OTC - Credit Suisse, London USD vs JPY Strike @ 104 (JPY) - Exp 03/17/10	289,107
			Interest Rate Swaptions
USD	5,300,000		Call Swaption OTC - Barclays Bank PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.450% - Exp 08/03/09	189,478
USD	4,900,000	I	Call Swaption OTC - Merrill Lynch Capital Services, Inc. 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.450% - Exp 08/03/09	175,178
USD	22,900,000		Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.450% - Exp 08/03/09	818,689

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

# of Contracts/ Notional Amount				Value
			Interest Rate Swaptions (continued)
USD	5,300,000		Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.600% - Exp 07/02/09	$215,938
USD	17,900,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.850% - Exp 08/03/09	780,738
Total Purchased Options (Cost $868,278)				2,507,721
Total Long-Term Investments (Cost $847,139,110)				834,174,973
Principal Amount				Value
SHORT-TERM INVESTMENTS: 5.9%
			U.S. Government Agency Obligations: 4.2%
	$9,000,000	S,Z	Fannie Mae, 0.160%, due 07/21/09	$8,999,144
	2,100,000		Federal Home Loan Bank, 0.000%, due 08/03/09	2,099,836
	2,000,000	S,Z	Freddie Mac, 0.120%, due 09/21/09	1,999,430
	13,200,000	S,Z	Freddie Mac, 0.170%, due 08/17/09	13,197,008
Total U.S. Government Agency Obligations (Cost $26,295,214)				26,295,418
			U.S. Treasury Bills: 0.1%
	737,000		0.090%, due 07/02/09	736,996
Total U.S. Treasury Bills (Cost $736,996)				736,996
			Securities Lending Collateralcc: 1.6%
	10,359,614		Bank of New York Mellon Corp. Institutional Cash Reserves	10,315,317
Total Securities Lending Collateral (Cost $10,359,614)				10,315,317
Total Short-Term Investments (Cost $37,391,824)				37,347,731

Total Investments in Securities (Cost $884,530,934)*	138.5%	$871,522,704
Other Assets and Liabilities - Net	(38.5)	(242,242,435)
Net Assets	100.0%	$629,280,269

@@  Foreign Issuer

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

ip  Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W  Settlement is on a when-issued or delayed-delivery basis.

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

±  Defaulted security

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL  Brazilian Real

DKK  Danish Krone

EUR  EU Euro

GBP  British Pound

*  Cost for federal income tax purposes is $885,843,862.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$18,541,204
Gross Unrealized Depreciation	(32,862,362)
Net Unrealized Depreciation	$(14,321,158)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Stock	$—	$3,567,948	$—
Positions in Purchased Options	1,525	2,506,196	—
Corporate Bonds/Notes	—	177,241,647	—
U.S. Government Agency Obligations	—	490,505,256	—
U.S. Treasury Obligations	—	85,391,526	—
Asset-Backed Securities	—	6,950,628	—
Collateralized Mortgage Obligations	—	43,433,835	—
Municipal Bonds	—	15,515,796	—
Other Bonds	—	9,060,616	—
Short-Term Investments	—	37,347,731	—
Total	$1,525	$871,521,179	$—
Other Financial Instruments**	4,208,152	(12,265,872)	(425,194)
Total	$4,208,152	$(12,265,872)	$(425,194)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, written options, and sales commitments. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps, written options, and sales commitments are reported at their market value at period end.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning Balance 12/31/08	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/09
Corporate Bonds/Notes	$1,053,447	$—	$—	$—	$—	$(1,053,447)	$—
Other Bonds	399,250	—	—	—	—	(399,250)	—
Other Financial Instruments**	(1,197,639)	1,140,401	2,012	(1,245,528)	875,560	—	(425,194)
Total	$255,058	$1,140,401	$2,012	$(1,245,528)	$875,560	$(1,452,697)	$(425,194)

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $875,560. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING PIMCO Total Return Portfolio Open Futures Contracts on June 30, 2009:
Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	8	03/15/10	$13,673
90-Day Eurodollar	251	09/14/09	1,604,409
90-Day Eurodollar	352	12/14/09	1,477,104
90-Day Eurodollar	141	03/15/10	1,110,902
90-Day Eurodollar	79	06/14/10	50,571
90-Day Eurodollar	13	09/13/10	30,913
90-Day Eurodollar	89	12/13/10	(60,894)
90-Day Sterling	13	12/16/09	88,609
90-Day Sterling	8	03/17/10	4,985
90-Day Sterling	16	06/16/10	(1,645)
90-Day Sterling	16	09/15/10	(7,943)
90-Day Sterling	16	12/15/10	(13,501)
90-Day Sterling	8	03/16/11	(10,410)
U.S. Treasury 5-Year Note	48	09/30/09	(77,171)
			$4,209,602
At June 30, 2009 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar AUD 1,091,000	BUY	07/23/09	USD 857,332	877,515	$20,183
Brazilian Real BRL 2,081,444	BUY	08/04/09	984,367	1,054,898	70,531
Brazilian Real BRL 2,561,175	BUY	08/04/09	1,197,090	1,298,031	100,941
Brazilian Real BRL 2,099,243	BUY	08/04/09	1,022,525	1,063,919	41,394

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar CAD 793,000	BUY	08/04/09	USD 724,128	681,895	$(42,233)
Chinese Yuan CNY 1,559,085	BUY	07/15/09	242,000	228,253	(13,747)
Chinese Yuan CNY 3,412,695	BUY	07/15/09	529,100	499,626	(29,474)
Chinese Yuan CNY 1,217,933	BUY	07/15/09	188,900	178,308	(10,592)
Chinese Yuan CNY 1,208,652	BUY	07/15/09	188,000	176,949	(11,051)
Chinese Yuan CNY 1,813,006	BUY	07/15/09	282,000	265,428	(16,572)
Chinese Yuan CNY 346,464	BUY	07/15/09	54,000	50,723	(3,277)
Chinese Yuan CNY 346,572	BUY	07/15/09	54,000	50,739	(3,261)
Chinese Yuan CNY 1,219,040	BUY	07/15/09	190,000	178,470	(11,530)
Chinese Yuan CNY 3,268,254	BUY	07/15/09	506,000	478,479	(27,521)
Chinese Yuan CNY 1,051,024	BUY	07/15/09	163,000	153,872	(9,128)
Chinese Yuan CNY 3,395,184	BUY	07/15/09	520,000	497,062	(22,938)
Chinese Yuan CNY 2,817,575	BUY	07/15/09	430,000	412,499	(17,501)
Chinese Yuan CNY 1,503,280	BUY	07/15/09	230,000	220,083	(9,917)
Chinese Yuan CNY 3,671,116	BUY	07/15/09	526,476	537,459	10,983
Chinese Yuan CNY 836,820	BUY	09/08/09	120,000	122,612	2,612

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan CNY 834,480	BUY	09/08/09	USD 120,000	122,269	$2,269
Chinese Yuan CNY 827,280	BUY	09/08/09	120,000	121,214	1,214
Chinese Yuan CNY 828,360	BUY	09/08/09	120,000	121,372	1,372
Chinese Yuan CNY 690,300	BUY	09/08/09	100,000	101,143	1,143
Chinese Yuan CNY 1,310,050	BUY	09/08/09	190,000	191,950	1,950
Chinese Yuan CNY 1,735,625	BUY	09/08/09	250,000	254,305	4,305
Chinese Yuan CNY 832,920	BUY	09/08/09	120,000	122,040	2,040
Chinese Yuan CNY 513,171	BUY	09/08/09	73,880	75,190	1,310
Chinese Yuan CNY 2,670,200	BUY	03/29/10	395,000	392,544	(2,456)
Chinese Yuan CNY 872,685	BUY	03/29/10	129,000	128,293	(707)
Chinese Yuan CNY 1,332,705	BUY	03/29/10	197,000	195,920	(1,080)
Chinese Yuan CNY 432,960	BUY	03/29/10	64,000	63,649	(351)
Chinese Yuan CNY 871,137	BUY	03/29/10	129,000	128,065	(935)
Chinese Yuan CNY 523,998	BUY	03/29/10	77,400	77,032	(368)
Chinese Yuan CNY 349,177	BUY	03/29/10	51,600	51,332	(268)
Danish Krone DKK 1,842,000	BUY	07/02/09	351,639	346,994	(4,645)
Danish Krone DKK 1,842,000	BUY	10/01/09	346,452	346,510	58
EU Euro EUR 1,668,000	BUY	07/27/09	2,351,513	2,340,028	(11,485)
British Pound GBP 390,000	BUY	07/02/09	611,553	641,627	30,074
Norwegian Krone NOK 5,192,000	BUY	07/02/09	846,837	807,446	(39,391)
Philippine Peso PHP 1,100,000	BUY	12/24/10	24,576	22,528	(2,048)
Singapore Dollar SGD 419,456	BUY	07/30/09	290,000	289,500	(500)
					$(597)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real BRL 2,258,330	SELL	08/04/09	USD 1,030,025	1,144,546	$(114,521)
Chinese Yuan CNY 13,400,000	SELL	07/15/09	1,949,658	1,961,789	(12,131)
Chinese Yuan CNY 1,527,525	SELL	07/15/09	219,000	223,633	(4,633)
Chinese Yuan CNY 2,126,155	SELL	07/15/09	305,000	311,274	(6,274)
Chinese Yuan CNY 9,776,200	SELL	07/15/09	1,400,000	1,431,257	(31,257)
Chinese Yuan CNY 392,560	SELL	09/08/09	56,000	57,518	(1,518)
Chinese Yuan CNY 294,777	SELL	09/08/09	42,000	43,191	(1,191)
Chinese Yuan CNY 287,205	SELL	09/08/09	41,000	42,082	(1,082)
Chinese Yuan CNY 343,735	SELL	09/08/09	49,000	50,364	(1,364)
Chinese Yuan CNY 1,145,177	SELL	09/08/09	163,831	167,792	(3,961)
Chinese Yuan CNY 2,165,425	SELL	09/08/09	309,789	317,280	(7,491)
Chinese Yuan CNY 350,000	SELL	09/08/09	50,000	51,282	(1,282)
Chinese Yuan CNY 944,325	SELL	09/08/09	135,000	138,363	(3,363)
Chinese Yuan CNY 2,485,802	SELL	09/08/09	355,806	364,222	(8,416)
EU Euro EUR 5,732,000	SELL	07/27/09	7,998,204	8,041,391	(43,187)
EU Euro EUR 1,668,000	SELL	07/27/09	2,312,215	2,340,028	(27,813)
British Pound GBP 2,834,000	SELL	07/02/09	4,384,836	4,662,488	(277,652)
British Pound GBP 2,444,000	SELL	08/06/09	4,040,031	4,020,749	19,282
Japanese Yen JPY 128,724,000	SELL	07/02/09	1,335,997	1,336,212	(215)
Japanese Yen JPY 128,724,000	SELL	07/22/09	1,340,876	1,336,564	4,312
Norwegian Krone NOK 5,192,000	SELL	07/02/09	796,309	807,446	(11,137)
Philippine Peso PHP 1,100,000	SELL	12/24/10	22,760	22,528	232
Singapore Dollar SGD 419,456	SELL	07/30/09	275,795	289,500	(13,705)
					$(548,367)

ING PIMCO Total Return Portfolio Written Options Open on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premium Received	Value
Put Option CME 90-Day Eurodollar Future 09/09	USD	98.625	09/14/09	29	$4,749	$(1,450)
					$4,749	$(1,450)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index/ Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premium Received	Value
Put - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	2.000%	07/27/09	USD	1,000,000	$4,150	$(796)
Put - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Pay	4.400%	08/03/09	USD	2,000,000	10,400	(3,628)
Put - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.550%	08/03/09	USD	5,500,000	24,850	(6,523)
Put - OTC Interest Rate Swap	Citibank N.A., New York	3-Month USD-LIBOR	Pay	2.000%	07/27/09	USD	1,000,000	4,050	(796)
Put - OTC Interest Rate Swap	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	2.000%	07/27/09	USD	3,000,000	13,875	(2,388)
Put - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	4.400%	08/03/09	USD	7,000,000	26,300	(12,700)
								$83,625	$(26,831)

The following sales commitment was held by PIMCO Total Return at June 30, 2009:
Principal Amount	Description	Market Value
$(1,000,000) W	Federal National Mortgage Association, 5.000%, due 07/01/37	$(1,018,281)
(11,000,000) W	Federal National Mortgage Association, 5.500%, due 07/15/34	(11,355,784)
	Total Sales Commitments (Cost $12,372,695)	$(12,374,065)
ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2009:

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	12/19/09	GBP	800,000	$30,794
Receive a fixed rate equal to 12.670% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services, Inc.	01/04/10	BRL	1,200,000	16,236
Receive a fixed rate equal to 12.410% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG, London	01/04/10	BRL	1,200,000	16,253
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	900,000	70,390
Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	02/04/11	USD	32,300,000	1,118,191

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	02/04/11	USD	9,400,000	$273,806
Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month Australian Bank Bill Counterparty: Deutsche Bank AG, Frankfurt	06/15/11	AUD	800,000	(3,718)
Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month Australian Bank Bill Counterparty: UBS AG	06/15/11	AUD	14,100,000	(37,362)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/17/11	USD	4,700,000	147,554
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/17/11	USD	500,000	10,551
Receive a fixed rate equal to 4.250% and pay a floating rate based on 6-month Australian Bank Bill Counterparty: UBS AG	09/15/11	AUD	6,200,000	(42,816)
Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC, London	01/02/12	BRL	1,500,000	(7,246)
Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA, N.A.	01/02/12	BRL	1,400,000	(6,580)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	2,100,000	$17,854
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	2,900,000	58,529
Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	400,000	23,323
Receive a fixed rate equal to 10.575% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG, London	01/02/12	BRL	2,500,000	(7,583)
Receive a fixed rate equal to 1.948% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	03/15/12	EUR	1,000,000	18,879
Receive a fixed rate equal to 1.955% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/28/12	EUR	300,000	5,227
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/30/12	EUR	300,000	5,602
Receive a fixed rate equal to 1.950% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/30/12	EUR	300,000	5,033
Receive a fixed rate equal to 1.960% and pay a floating ratebased on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/05/12	EUR	200,000	3,450

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	04/10/12	EUR	500,000	$6,845
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	04/10/12	EUR	500,000	7,252
Receive a fixed rate equal to 1.980% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/30/12	EUR	300,000	4,844
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month Australian Bank Bill Counterparty: Deutsche Bank AG, Frankfurt	06/15/13	AUD	1,000,000	(23,175)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	09/17/13	GBP	200,000	18,249
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: HSBC Bank USA, N.A.	09/17/13	GBP	1,200,000	108,366
Receive a fixed rate equal to 4.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: BNP Paribas	03/18/14	EUR	900,000	101,837
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG, Frankfurt	03/18/14	GBP	1,300,000	127,675
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG, Frankfurt	03/18/14	GBP	3,900,000	381,672
Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	03/18/14	GBP	300,000	35,090

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	03/18/14	GBP	600,000	$70,490
Receive a fixed rate equal to 3.500% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, New York	06/24/16	USD	3,000,000	17,312

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.500% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/24/16	USD	3,000,000	$17,312
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	5,700,000	24,726
				$2,614,862

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on June 30, 2009:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	CVS Corp. 5.750%, 08/15/11	Buy	(0.235)%	09/20/11	USD	2,800,000	$19,435	$—	$19,435
						$2,800,000	$19,435	$—	$19,435

Credit Default Swaps on Credit Indices — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch International	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	1.833%	06/20/12	USD	1,000,000	$(246,202)	$—	$(246,202)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	2.080%	06/20/12	USD	1,000,000	(239,786)	—	(239,786)
Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.401%	06/20/12	USD	971,020	(50,131)	—	(50,131)
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.708%	12/20/12	USD	2,916,854	32,266	—	32,266
Goldman Sachs International	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548%	12/20/17	USD	680,599	1,197	—	1,197
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530%	06/20/13	USD	972,285	(1,228)	—	(1,228)
						$7,540,758	$(503,884)	$—	$(503,884)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

Counterparty		Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Implied Credit Spread At 06/30/08(5)	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG		American International Group 6.250%, 05/01/36	Sell	5.000%	12/20/13	15.31%	USD	1,000,000	$(283,123)	$(81,430)	$(201,693)
Citibank N.A., New York		CIT Group 5.650%, 02/13/17	Sell	5.000%	12/20/13	16.48%	USD	600,000	(174,821)	(135,200)	(39,621)
The Royal Bank of Scotland PLC		CIT Group 7.750%, 04/02/12	Sell	5.170%	03/20/13	17.18%	USD	800,000	(218,972)	—	(218,972)
Credit Suisse International		Federative Republic of Brazil 12.250%, 03/06/30	Sell	3.350%	12/20/09	0.79%	USD	1,000,000	12,219	—	12,219
Goldman Sachs International		Ford Motor Credit Co. 7.000%, 10/01/13	Sell	3.850%	09/20/12	10.28%	USD	100,000	(15,905)	—	(15,905)
Barclays Bank PLC, London		GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.600%	12/20/12	4.96%	USD	1,300,000	(133,008)	—	(133,008)
Morgan Stanley Capital Services Inc.		GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180%	02/20/13	4.94%	USD	500,000	(43,750)	—	(43,750)
Morgan Stanley Capital Services Inc.		GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.480%	02/20/13	4.94%	USD	2,300,000	(179,356)	—	(179,356)
BNP Paribas		General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.700%	12/20/13	4.34%	USD	600,000	8,089	—	8,089
Citibank N.A., New York	I	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000%	06/20/10	3.78%	USD	400,000	4,635	(929)	5,564
Citibank N.A., New York	I	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000%	06/20/11	4.02%	USD	1,000,000	18,122	(45,913)	64,035
Citibank N.A., New York		General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.325%	12/20/13	4.34%	USD	300,000	(126)	—	(126)
Barclays Bank PLC		General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620%	03/20/11	4.12%	USD	1,200,000	(68,516)	—	(68,516)
Barclays Bank PLC		General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640%	12/20/12	4.35%	USD	1,200,000	(134,970)	—	(134,970)
Citibank N.A., New York		General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.050%	03/20/10	3.90%	USD	600,000	(12,160)	—	(12,160)
Deutsche Bank AG		General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.500%	09/20/11	4.22%	USD	200,000	(11,209)	—	(11,209)
Deutsche Bank AG		GMAC LLC 6.875%, 08/28/12	Sell	3.200%	09/20/12	10.20%	USD	200,000	(34,349)	—	(34,349)
Deutsche Bank AG		GMAC LLC 6.875%, 08/28/12	Sell	4.000%	09/20/12	10.20%	USD	1,900,000	(289,043)	—	(289,043)
Merrill Lynch International		GMAC LLC 6.875%, 08/28/12	Sell	1.850%	09/20/09	13.78%	USD	1,000,000	(26,499)	—	(26,499)
Deutsche Bank AG		Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280%	06/20/17	2.42%	USD	600,000	(42,474)	—	(42,474)
Citibank N.A., New York		SLM Corp. 5.125%, 08/27/12	Sell	4.850%	03/20/13	8.37%	USD	700,000	(69,981)	—	(69,981)
								$17,500,000	$(1,695,197)	$(263,472)	$(1,431,725)

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed the table above and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2009 was as follows:

Derivatives not accounted for as hedging instruments under SFAS No. 133	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$2,507,721
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	316,205
Credit contracts	Unrealized appreciation on swap agreements	142,805
Interest rate contracts	Unrealized appreciation on swap agreements, net of upfront payments made	2,909,190
Total Asset Derivatives		$5,875,921
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$865,169
Credit contracts	Unrealized depreciation on swap agreements, net of upfront payments received	2,322,451
Interest rate contracts	Unrealized depreciation on swap agreements, net of upfront payments received	470,750
Interest rate contracts	Written options	28,281
Total Liability Derivatives		$3,686,651

*  Includes purchased options

The effect of derivative instruments on the Portfolio's Statement of Operations for the six months ended June 30, 2009 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under SFAS No. 133	Investments*	Forward Foreign Currency Contracts	Futures	Swaps	Written Options	Total
Foreign exchange contracts	$—	$(1,177,755)	$—	$—	$—	$(1,177,755)
Interest rate contracts	(435,904)	—	9,378,026	(12,597,459)	(1,782,989)	(5,438,326)
Credit contracts	—	—	—	(2,515,915)	—	(2,515,915)
Total	$(435,904)	$(1,177,755)	$9,378,026	$(15,113,374)	$(1,782,989)	$(9,131,996)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under SFAS No. 133	Investments*	Forward Foreign Currency Contracts	Futures	Swaps	Written Options	Total
Foreign exchange contracts	$—	$999,963	$—	$—	$—	$999,963
Interest rate contracts	(1,520,122)	—	(9,365,669)	20,633,742	3,059,510	12,807,461
Credit contracts	—	—	—	1,055,730	—	1,055,730
Total	$(1,520,122)	$999,963	$(9,365,669)	$21,689,472	$3,059,510	$14,863,154

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 11.7%
		Aerospace/Defense: 0.6%
68,700	@	BE Aerospace, Inc.	$986,532
			986,532
		Agriculture: 0.1%
21,000	@	Alliance One International, Inc.	79,800
			79,800
		Biotechnology: 0.7%
14,570	@	Bio-Rad Laboratories, Inc.	1,099,744
			1,099,744
		Building Materials: 0.5%
13,600		Lennox International, Inc.	436,696
9,900		Texas Industries, Inc.	310,464
			747,160
		Commercial Services: 0.5%
140,241		Service Corp. International	768,521
			768,521
		Electric: 0.9%
53,000	@	NRG Energy, Inc.	1,375,880
4,900		Public Service Enterprise Group, Inc.	159,887
			1,535,767
		Electrical Components & Equipment: 0.2%
6,700	@	General Cable Corp.	251,786
			251,786
		Electronics: 2.2%
16,708	@	Itron, Inc.	920,110
32,400	@	Thermo Electron Corp.	1,320,948

Shares			Value
31,864	@,@@	Tyco Electronics Ltd.	$592,352
13,900	@	Waters Corp.	715,433
			3,548,843
		Entertainment: 0.6%
5,330		Cinemark Holdings, Inc.	60,336
31,100		International Game Technology	494,490
31,430	@	Scientific Games Corp.	495,651
			1,050,477
		Gas: 0.3%
9,742		Sempra Energy	483,495
			483,495
		Healthcare-Products: 0.3%
14,000	@	Inverness Medical Innovations, Inc.	498,120
			498,120
		Healthcare-Services: 0.4%
11,900		Aetna, Inc.	298,095
16,400		Cigna Corp.	395,076
			693,171
		Media: 0.2%
11,200		McGraw-Hill Cos., Inc.	337,232
			337,232
		Mining: 0.3%
3,000	@@	Barrick Gold Corp.	100,650
138,576	@,@@	Polymet Mining Corp.	178,763
15,800		Titanium Metals Corp.	145,202
			424,615
		Miscellaneous Manufacturing: 1.4%
19,933		Cooper Industries Ltd.	618,920
20,621	@	ESCO Technologies, Inc.	923,821
17,200		ITT Corp.	765,400
			2,308,141
		Oil & Gas: 1.5%
353,818	@	Hercules Offshore, Inc.	1,404,657
15,700		Marathon Oil Corp.	473,041
11,500		Questar Corp.	357,190
29,041	@	SandRidge Energy, Inc.	247,429
			2,482,317
		Pharmaceuticals: 0.0%
121,801	@	EPIX Pharmaceuticals, Inc.	16,443
390	@	Epix Pharmaceuticals, Inc.	—
			16,443
		Retail: 0.3%
14,000		JC Penney Co., Inc.	401,940
11,209	@	Starbucks Corp.	155,693
			557,633
		Telecommunications: 0.7%
8,012	@	CommScope, Inc.	210,395
11,651	@	General Communication, Inc.	80,741
100,200		Windstream Corp.	837,672
			1,128,808
Total Common Stock (Cost $17,167,084)			18,998,605

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 0.6%
		Mortgage: 0.6%
67,856		Annaly Capital Management, Inc.	$1,027,340
Total Real Estate Investment Trusts (Cost $884,871)			1,027,340
PREFERRED STOCK: 4.7%
		Banks: 0.7%
1,385		Bank of America Corp.	1,157,902
			1,157,902
		Diversified Financial Services: 0.2%
10,000		Legg Mason, Inc.	252,000
			252,000
		Electric: 0.2%
5,500		CMS Energy Corp.	354,406
			354,406
		Electrical Components & Equipment: 0.3%
2,200	P	General Cable Corp.	429,413
			429,413
		Healthcare-Products: 0.3%
2,134		Inverness Medical Innovations, Inc.	475,669
			475,669
		Media: 0.0%
2	I,X	ION Media Networks, Inc.	—
			—
		Mining: 2.1%
43,830		Freeport-McMoRan Copper & Gold, Inc. - Non Voting	3,481,417
			3,481,417
		Oil & Gas: 0.8%
13,600		Petroquest Energy, Inc.	285,328
11,000		Whiting Petroleum Corp.	1,085,040
			1,370,368
		Savings & Loans: 0.1%
10,000		Sovereign Capital Trust	208,750
			208,750
Total Preferred Stock (Cost $7,268,855)			7,729,925
WARRANTS: 0.0%
		Media: 0.0%
48	I	Sirius XM Radio, Inc.	23
			23
		Telecommunications: 0.0%
218		NTELOS, Inc. - CW10	—
			—
Total Warrants (Cost $3,648)			23

Principal Amount			Value
CONVERTIBLE BONDS: 17.3%
		Advertising: 0.5%
$865,000	#,C	Interpublic Group of Cos., Inc. 4.250%, due 03/15/23	$772,013
			772,013
		Coal: 0.8%
2,000,000		Massey Energy Co., 3.250%, due 08/01/15	1,330,000
			1,330,000
		Commercial Services: 0.2%
690,000	C	Live Nation, Inc., 2.875%, due 07/15/27	357,075
			357,075
		Distribution/Wholesale: 1.4%
2,715,000	C	WESCO International, Inc., 1.750%, due 11/15/26	2,263,631
			2,263,631
		Electric: 0.2%
320,000	C	CMS Energy Corp., 5.500%, due 06/15/29	334,400
			334,400
		Electrical Components & Equipment: 1.3%
2,680,000		General Cable Corp., 1.000%, due 10/15/12	2,117,200
			2,117,200
		Electronics: 0.6%
300,000	C	L-1 Identity Solutions, Inc., 3.750%, due 05/15/27	238,500
1,000,000	#	Newport Corp., 2.500%, due 02/15/12	802,500
			1,041,000
		Energy-Alternate Sources: 0.7%
985,000	#	Covanta Holding Corp., 3.250%, due 06/01/14	1,069,956
465,000	#,C	Diversa Corp., 5.500%, due 04/01/27	105,206
			1,175,162
		Healthcare-Products: 1.1%
1,290,000	+,C	Hologic, Inc., 2.000% (step rate 0.000%), due 12/15/37	922,350
860,000	#	Inverness Medical Innovations, Inc., 3.000%, due 05/15/16	817,000
			1,739,350
		Home Builders: 0.3%
450,000		D.R. Horton, Inc., 2.000%, due 05/15/14	432,000
			432,000
		Iron/Steel: 0.3%
380,000		Steel Dynamics, Inc., 5.125%, due 06/15/14	419,900
			419,900

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Machinery-Diversified: 1.2%
$3,585,000	C	Roper Industries, Inc., 0.000%, due 01/15/34	$2,038,969
			2,038,969
		Oil & Gas: 0.7%
205,000	C	Carrizo Oil & Gas, Inc., 4.375%, due 06/01/28	150,163
1,410,000	C	Chesapeake Energy Corp., 2.500%, due 05/15/37	1,004,625
			1,154,788
		Oil & Gas Services: 0.5%
850,000		Exterran Holdings, Inc., 4.250%, due 06/15/14	793,688
			793,688
		Pharmaceuticals: 2.2%
1,075,000		BioMarin Pharmaceuticals, Inc., 1.875%, due 04/23/17	975,563
690,000		MannKind Corp., 3.750%, due 12/15/13	428,663
3,010,000	C	Omnicare, Inc., 3.250%, due 12/15/35	2,099,475
			3,503,701
		Real Estate: 0.9%
1,700,000	#,C	Alexandria Real Estate Equities, Inc., 3.700%, due 01/15/27	1,419,500
			1,419,500
		Retail: 1.0%
1,751,000	C	Sonic Automotive, Inc., 6.000%, due 05/15/12	1,583,797
			1,583,797
		Telecommunications: 2.5%
1,155,000		Anixter International, Inc., 1.000%, due 02/15/13	957,206
1,020,000		CommScope, Inc., 3.250%, due 07/01/15	1,162,800
390,000		Mastec, Inc., 4.000%, due 06/15/14	377,325
1,070,000	@@,±,C	Nortel Networks Corp., 2.125%, due 04/15/14	358,450
405,000	#	SBA Communications Corp., 4.000%, due 10/01/14	409,050
1,000,000	C	TW Telecom, Inc., 2.375%, due 04/01/26	841,250
			4,106,081
		Transportation: 0.7%
1,690,000		Horizon Lines, Inc., 4.250%, due 08/15/12	1,193,563
			1,193,563
		Trucking & Leasing: 0.2%
585,000	C	Greenbrier Cos., Inc., 2.375%, due 05/15/26	322,481
			322,481
Total Convertible Bonds (Cost $30,010,167)			28,098,299

Principal Amount			Value
CORPORATE BONDS/NOTES: 64.2%
		Advertising: 1.0%
$1,575,000	#,C	Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	$1,594,688
			1,594,688
		Aerospace/Defense: 1.1%
1,885,000	C	Esterline Technologies Corp., 7.750%, due 06/15/13	1,837,875
			1,837,875
		Agriculture: 1.7%
680,000	#	Alliance One International, Inc., 5.500%, due 07/15/14	653,276
500,000	C	Alliance One International, Inc., 8.500%, due 05/15/12	496,250
1,625,000	#,C	Alliance One International, Inc., 10.000%, due 07/15/16	1,547,813
			2,697,339
		Airlines: 0.2%
390,000	C	American Airlines Pass-Through Trust, 8.608%, due 04/01/11	312,000
72,441	C	Continental Airlines, Inc., 7.461%, due 04/01/13	54,331
			366,331
		Auto Parts & Equipment: 1.8%
1,000,000	&,#,C	Allison Transmission, Inc., 11.250%, due 11/01/15	705,000
380,000	C	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	76,000
571,000		Goodyear Tire & Rubber Co., 2.934%, due 04/30/14	383,046
420,000	C	Goodyear Tire & Rubber Co., 10.500%, due 05/15/16	426,300
2,600,000	±,C	Lear Corp., 8.750%, due 12/01/16	695,500
971,000	C	Tenneco, Inc., 8.625%, due 11/15/14	703,975
			2,989,821
		Banks: 0.2%
140,000	C	BAC Capital Trust VI, 5.625%, due 03/08/35	91,381
306,000	C	Bank of America Corp., 8.000%, due 12/29/49	255,930
			347,311
		Building Materials: 0.7%
308,450		Hudson Product Corp., 8.000%, due 08/27/15	280,690
1,000,000	C	Texas Industries, Inc., 7.250%, due 07/15/13	902,500
			1,183,190
		Chemicals: 1.9%
1,930,000	±	Arco Chemical Co., 9.800%, due 02/01/20	617,600
4,080,000	C	Georgia Gulf Corp., 9.500%, due 10/15/14	1,244,400
1,090,000	C	Georgia Gulf Corp., 10.750%, due 10/15/16	114,450
235,000	@@,#,C	Ineos Group Holdings PLC, 8.500%, due 02/15/16	74,025

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Chemicals (continued)
$1,445,000	±	Millennium America, Inc., 7.625%, due 11/15/26	$108,375
1,200,000	@@,C	Nova Chemicals Corp., 7.875%, due 09/15/25	918,000
			3,076,850
		Coal: 0.4%
620,000	C	Massey Energy Co., 6.875%, due 12/15/13	570,400
			570,400
		Commercial Services: 2.0%
233,694		ACE Cash Express, Inc., 7.755%, due 10/05/13	148,395
331,570		NCO Group, Inc., 4.028%, due 05/15/13	295,097
1,350,000	C	NCO Group, Inc., 5.758%, due 11/15/13	877,500
210,000	C	Sheridan Group, Inc., 10.250%, due 08/15/11	127,050
1,130,000	#,C	Ticketmaster, 10.750%, due 07/28/16	1,011,350
748,120		Web Service Co. LLC, 0.000%, due 08/04/14	714,455
			3,173,847
		Computers: 1.1%
345,000	C	Activant Solutions, Inc., 9.500%, due 05/01/16	268,238
540,000	@@,#,C	Seagate Technology International, 10.000%, due 05/01/14	559,575
1,017,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	966,150
			1,793,963
		Distribution/Wholesale: 1.4%
750,000	C	Intcomex, Inc., 11.750%, due 01/15/11	301,875
2,630,000	C	Wesco Distribution, Inc., 7.500%, due 10/15/17	1,959,350
			2,261,225
		Diversified Financial Services: 1.5%
803	C,I	AES Red Oak, LLC, 8.540%, due 11/30/19	723
460,000	#,C	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	66,700
800,000	@@,#,C	CEVA Group PLC, 10.000%, due 09/01/14	548,000
360,000	#,C	FireKeepers Development Authority, 13.875%, due 05/01/15	333,900
190,000	C	Janus Capital Group, Inc., 6.950%, due 06/15/17	166,165
410,000	C	JPMorgan Chase Capital XVIII, 6.950%, due 08/17/36	346,492
588,385	#,C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	482,476

Principal Amount			Value
$235,000		SLM Corp., 1.232%, due 07/27/09	$233,738
525,000	#,C	USB Realty Corp., 6.091%, due 12/22/49	304,677
			2,482,871
		Electric: 3.8%
71,000	C	Allegheny Energy Supply, 7.800%, due 03/15/11	73,484
350,000	@@,#,C	Intergen NV, 9.000%, due 06/30/17	333,375
496,101		NRG Energy, Inc., 2.913%, due 02/01/13	467,970
2,000,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	1,945,000
1,395,000	C	NRG Energy, Inc., 7.375%, due 01/15/17	1,318,275
665,000		PNM Resources, Inc., 9.250%, due 05/15/15	619,281
2,150,000	C	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	1,349,125
			6,106,510
		Electrical Components & Equipment: 1.3%
2,000,000	C	Anixter International, Inc., 5.950%, due 03/01/15	1,660,000
550,000	C	General Cable Corp., 7.125%, due 04/01/17	501,875
			2,161,875
		Electronics: 0.6%
1,000,000	C	Itron, Inc., 7.750%, due 05/15/12	1,018,750
			1,018,750
		Engineering & Construction: 0.5%
1,000,000	#,C	Esco Corp., 8.625%, due 12/15/13	870,000
250,000	I	Landsource Communities Development, 9.820%, due 02/22/14	3,438
			873,438
		Entertainment: 1.1%
2,310,000	#,C	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	1,166,550
210,000	#,C	Scientific Games International, Inc., 9.250%, due 06/15/19	211,050
775,000	#,C	Shingle Springs Tribal Gaming Authority, 9.375%, due 06/15/15	468,875
			1,846,475
		Forest Products & Paper: 0.6%
1,250,000	C	Exopack Holding Corp., 11.250%, due 02/01/14	1,031,250
			1,031,250
		Hand/Machine Tools: 0.6%
1,075,000	C	Baldor Electric Co., 8.625%, due 02/15/17	999,750
			999,750

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Healthcare-Products: 1.5%
$1,350,000	&,C	Biomet, Inc., 10.375%, due 10/15/17	$1,312,875
470,000	C	Inverness Medical Innovations, Inc., 9.000%, due 05/15/16	455,900
808,072		PTS Acquisition, 7.187%, due 04/10/14	674,067
			2,442,842
		Healthcare-Services: 2.1%
800,000	#,C	HCA, Inc., 8.500%, due 04/15/19	788,000
1,004,000	&,C	HCA, Inc., 9.625%, due 11/15/16	996,470
276,000	C	LifePoint Hospitals, Inc., 3.500%, due 05/15/14	222,870
800,000	&,#,C	Surgical Care Affiliates, Inc., 8.875%, due 07/15/15	620,000
200,000	&,C	United Surgical Partners International, Inc., 9.250%, due 05/01/17	164,000
575,000	#,C	US Oncology, Inc., 9.125%, due 08/15/17	573,563
			3,364,903
		Holding Companies-Diversified: 1.2%
2,350,000	C	Leucadia National Corp., 7.125%, due 03/15/17	1,921,125
			1,921,125
		Home Builders: 0.3%
570,000	C	Meritage Homes Corp., 6.250%, due 03/15/15	450,300
			450,300
		Household Products/Wares: 1.0%
2,030,000	C	Yankee Acquisition Corp., 9.750%, due 02/15/17	1,593,550
			1,593,550
		Insurance: 2.4%
545,000	#,C	Alliant Holdings I, Inc., 11.000%, due 05/01/15	461,206
147,750		Alliant Insurance Services, 5.843%, due 08/21/14	132,236
294,997		Amwins Group, Inc., 7.252%, due 06/11/13	186,586
710,000	#,C	HUB International Holdings, Inc., 10.250%, due 06/15/15	526,288
401,348		HUB International Ltd., 3.967%, due 06/13/14	354,524
90,211		HUB International Ltd., 4.371%, due 06/13/14	79,686
1,000,000	#,C	Liberty Mutual Group, Inc., 7.000%, due 03/15/37	574,640
1,950,000	#,C	Liberty Mutual Group, Inc., 10.750%, due 06/15/58	1,406,350
390,000	#,C	MBIA Insurance Corp., 14.000%, due 01/15/33	148,292
110,000	#,C	USI Holdings Corp., 4.758%, due 11/15/14	72,050
			3,941,858
		Internet: 1.4%
1,050,000	#,C	Expedia, Inc., 8.500%, due 07/01/16	1,013,250
1,380,000	#,C	Terremark Worldwide, Inc., 12.000%, due 06/15/17	1,331,700
			2,344,950

Principal Amount			Value
		Iron/Steel: 0.8%
$2,175,000	@@,#,C	Algoma Acquisition Corp., 9.875%, due 06/15/15	$1,228,875
			1,228,875
		Leisure Time: 0.2%
775,000	#,C	Pegasus Solutions, Inc., 10.500%, due 04/15/15	268,344
			268,344
		Machinery-Diversified: 1.1%
1,800,000	C	Gardner Denver, Inc., 8.000%, due 05/01/13	1,719,000
			1,719,000
		Media: 0.6%
310,003	C	Nexstar Finance Holdings, LLC, 11.375%, due 04/01/13	113,926
1,375,000	&,#,C	Univision Communications, Inc., 9.750%, due 03/15/15	807,813
			921,739
		Metal Fabricate/Hardware: 0.9%
520,000	#,C	Blaze Recycling & Metals Llc / Blaze Finance Corp., 10.875%, due 07/15/12	304,200
1,575,000	C	Mueller Water Products, 7.375%, due 06/01/17	1,169,438
100,193		Niagara Corp., 8.192%, due 07/03/14	55,858
			1,529,496
		Mining: 2.4%
605,000	#,C	CII Carbon LLC, 11.125%, due 11/15/15	439,381
856,177	&,C	Noranda Aluminium Acquisition Corp., 5.413%, due 05/15/15	476,248
4,000,000	@@,C	Novelis, Inc., 7.250%, due 02/15/15	3,060,000
—	@@,#,C	Teck Cominco Ltd. - Class B, 10.250%, due 05/15/16	—
			3,975,629
		Miscellaneous Manufacturing: 1.2%
1,195,000	C	American Railcar Industries, Inc., 7.500%, due 03/01/14	1,048,613
495,000	@@,#,C	Bombardier, Inc., 8.000%, due 11/15/14	468,394
883,000	C	Park-Ohio Industries, Inc., 8.375%, due 11/15/14	437,085
			1,954,092
		Oil & Gas: 7.9%
520,000	C	Denbury Resources, Inc., 9.750%, due 03/01/16	536,900
1,465,000	#,C	Hilcorp Energy I LP, 7.750%, due 11/01/15	1,245,250
800,000	#,C	Linn Energy LLC, 11.750%, due 05/15/17	782,000
695,000	C	Parallel Petroleum Corp., 10.250%, due 08/01/14	503,875
720,000	C	PetroHawk Energy Corp., 7.875%, due 06/01/15	669,600

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Oil & Gas (continued)
$2,910,000	C	Quicksilver Resources, Inc., 7.125%, due 04/01/16	$2,284,350
1,625,000	&,C	SandRidge Energy, Inc., 8.625%, due 04/01/15	1,466,563
3,835,000	C	Tesoro Corp., 6.500%, due 06/01/17	3,298,100
2,260,000	C	Tesoro Corp., 6.625%, due 11/01/15	2,039,650
			12,826,288
		Oil & Gas Services: 0.2%
500,000	@@,#,C	Sevan Marine ASA, 4.430%, due 05/14/13	390,000
			390,000
		Packaging & Containers: 3.0%
1,075,000	C	AEP Industries, Inc., 7.875%, due 03/15/13	976,906
2,010,000	C	Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26	1,718,550
1,285,000	C	Graham Packaging Co., Inc., 9.875%, due 10/15/14	1,201,475
1,070,000	C	Graphic Packaging International Corp., 9.500%, due 08/15/13	1,027,200
			4,924,131
		Pharmaceuticals: 0.5%
14,000	@@,C	Elan Finance PLC, 7.750%, due 11/15/11	13,020
902,912		Rexnord Loan 03/02/13, 4.766%, due 12/06/13	821,650
			834,670
		Pipelines: 0.5%
510,000	C	Enterprise Products Operating L.P., 8.375%, due 08/01/66	411,059
450,000	C	TEPPCO Partners L.P., 7.000%, due 06/01/67	338,683
			749,742
		Real Estate: 2.5%
175,000	#,C	Alexandria Real Estate Equities, Inc., 8.000%, due 04/15/29	185,500
2,425,000	C	Forest City Enterprises, Inc., 6.500%, due 02/01/17	1,345,875
3,915,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15	2,486,017
29,000	#,C	iStar Financial, Inc., 10.000%, due 06/15/14	21,479
			4,038,871
		Retail: 1.0%
600,000	C	Brown Shoe Co., Inc., 8.750%, due 05/01/12	549,000
470,000	C	Sally Holdings, LLC, 10.500%, due 11/15/16	467,650
880,000	C	Sonic Automotive, Inc., 8.625%, due 08/15/13	620,400
			1,637,050

Principal Amount			Value
		Semiconductors: 0.3%
$661,642		Freescale Semiconductor, Inc., 0.635%, due 12/15/14	$487,299
14,000	@@,±,C	MagnaChip Semiconductor SA, 8.000%, due 12/15/14	71
			487,370
		Software: 1.0%
2,300,000	C	First Data Corporation, 9.875%, due 09/24/15	1,644,500
			1,644,500
		Telecommunications: 6.2%
159,134		Aeroflex, Inc., 4.237%, due 08/15/14	128,899
900,000	C	Aeroflex, Inc., 11.750%, due 02/15/15	643,500
459,638	@@	BCE, Inc., 7.960%, due 10/31/14	428,708
700,000	C	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	556,500
1,000,000		Corning, Inc., 8.875%, due 08/15/21	1,108,443
510,000	#,C	DigitalGlobe, Inc., 10.500%, due 05/01/14	530,400
765,000	C	Frontier Communications Corp., 8.250%, due 05/01/14	726,750
1,335,000	C	Hughes Network Systems LLC/HNS Finance Corp., 9.500%, due 04/15/14	1,308,300
500,000	#,C	Intelsat Corp., 9.250%, due 06/15/16	481,250
400,000		Intelsat Corp., 0.000%, due 02/01/14	334,000
1,000,000	@@,#,C	Intelsat Subsidiary Holding Co., Ltd., 8.500%, due 01/15/13	965,000
—		MasTec, Inc., 7.625%, due 02/01/17	—
2,000,000	#,C	PAETEC Holding Corp., 8.875%, due 06/30/17	1,890,000
39,479	@@	Telesat Canada, Inc., 6.193%, due 10/31/14	36,822
270,000	#,C	Telesat Canada/Telesat, LLC, 11.000%, due 11/01/15	278,100
665,000	#,C	Telesat Canada/Telesat, LLC, 12.500%, due 11/01/17	658,350
			10,075,022
		Trucking & Leasing: 0.5%
1,335,000	C	Greenbrier Cos., Inc., 8.375%, due 05/15/15	754,275
			754,275
Total Corporate Bonds/Notes (Cost $112,315,755)			104,432,381
ASSET-BACKED SECURITIES: 0.1%
		Home Equity Asset-Backed Securities: 0.1%
195,538	I	Ameriquest Mortgage Securities, Inc., 1.664%, due 02/25/33	109,705
150,425	I	Morgan Stanley Capital, Inc., 1.514%, due 06/25/33	85,472
			195,177

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Other Asset-Backed Securities: 0.0%
$120,000		Bear Stearns Asset-Backed Securities, Inc., 0.764%, due 01/25/47	$15,947
			15,947
Total Asset-Backed Securities (Cost $343,626)			211,124
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
1,000,000	#,C	Timberstar Trust, 7.530%, due 10/15/36	437,695
Total Collateralized Mortgage Obligations (Cost $1,008,744)			437,695
OTHER BONDS: 0.3%
		Event Linked Notes: 0.3%
300,000	#	Successor II Ltd., 17.379%, due 04/06/10	280,590
250,000	#	Successor II Ltd., 25.629%, due 04/06/10	226,875
Total Other Bonds (Cost $551,397)			507,465
Total Long-Term Investments (Cost $169,554,147)			161,442,857
Shares			Value
SHORT-TERM INVESTMENTS: 0.8%
		Affiliated Mutual Fund: 0.8%
1,221,542		ING Institutional Prime Money Market Fund - Class I	$1,221,542
Total Short-Term Investments (Cost $1,221,542)			1,221,542

Total Investments in Securities (Cost $170,775,689)*	100.0%	$162,664,399
Other Assets and Liabilities - Net	0.0	27,880
Net Assets	100.0%	$162,692,279

@  Non-income producing security

@@  Foreign Issuer

&  Payment-in-kind

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

I  Illiquid security

±  Defaulted security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

*  Cost for federal income tax purposes is $170,887,376.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$14,819,623
Gross Unrealized Depreciation	(23,042,600)
Net Unrealized Depreciation	$(8,222,977)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$18,998,605	$—	$—
Real Estate Investment Trusts	1,027,340	—	—
Preferred Stock	—	7,729,925	—
Warrants	23	—	—
Convertible Bonds	—	26,514,502	1,583,797
Corporate Bonds/Notes	—	103,949,905	482,476
Asset-Backed Securities	—	211,124	—
Collateralized Mortgage Obligations	—	437,695	—
Other Bonds	—	—	507,465
Short-Term Investments	1,221,542	—	—
Total	$21,247,510	$138,843,151	$2,573,738
Other Financial Instruments***	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning Balance 12/31/08	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/09
Preferred Stock	$14,017	$—	$—	$—	$—	$(14,017)	$—
Convertible Bonds	—	1,845,000	8,084	—	(269,287)	—	1,583,797
Corporate Bonds/Notes	780,948	(286,575)	(1,676)	(355,091)	344,870	—	482,476
Other Bonds	1,935,510	—	(906)	—	(24,639)	(1,402,500)	507,465
Total	$2,730,475	$1,558,425	$5,502	$(355,091)	$50,944	$(1,416,517)	$2,573,738

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $50,944. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.8%
		Advertising: 0.2%
38,600		Omnicom Group	$1,218,988
			1,218,988
		Aerospace/Defense: 1.6%
19,400	@	Alliant Techsystems, Inc.	1,597,784
72,700	@@	Empresa Brasileira de Aeronautica SA ADR	1,203,912
79,100		Goodrich Corp.	3,952,627
60,200		Rockwell Collins, Inc.	2,512,146
			9,266,469
		Agriculture: 0.7%
57,600		Lorillard, Inc.	3,903,552
			3,903,552
		Airlines: 0.3%
75,300		Skywest, Inc.	768,060
125,000		Southwest Airlines Co.	841,250
			1,609,310
		Apparel: 0.6%
120,400		Coach, Inc.	3,236,352
			3,236,352
		Auto Manufacturers: 0.2%
36,100		Paccar, Inc.	1,173,611
			1,173,611

Shares			Value
		Auto Parts & Equipment: 0.2%
80,000		WABCO Holdings, Inc.	$1,416,000
			1,416,000
		Banks: 1.1%
105,700		Northern Trust Corp.	5,673,976
27,500	@,L	SVB Financial Group	748,550
			6,422,526
		Beverages: 0.5%
64,500		Brown-Forman Corp.	2,772,210
			2,772,210
		Biotechnology: 2.6%
33,200	@	Alexion Pharmaceuticals, Inc.	1,365,184
23,200	@	Biogen Idec, Inc.	1,047,480
36,700	@	Charles River Laboratories International, Inc.	1,238,625
103,000	@	Illumina, Inc.	4,010,820
40,300	@	Life Technologies Corp.	1,681,316
45,100	@	Martek Biosciences Corp.	953,865
16,500	@	Millipore Corp.	1,158,465
29,000	@	Myriad Genetics, Inc.	1,033,850
74,600	@	Vertex Pharmaceuticals, Inc.	2,658,744
			15,148,349
		Chemicals: 3.0%
31,400		Air Products & Chemicals, Inc.	2,028,126
48,800		Albemarle Corp.	1,247,816
23,200		CF Industries Holdings, Inc.	1,720,048
99,600		Ecolab, Inc.	3,883,404
64,500	@	Intrepid Potash, Inc.	1,811,160
36,800		Sherwin-Williams Co.	1,978,000
34,000		Sigma-Aldrich Corp.	1,685,040
46,500	@@,L	Sociedad Quimica y Minera de Chile SA ADR	1,682,835
45,600		Terra Industries, Inc.	1,104,432
			17,140,861
		Coal: 1.2%
70,900		Arch Coal, Inc.	1,089,733
49,500		Consol Energy, Inc.	1,681,020
63,600		Foundation Coal Holdings, Inc.	1,787,796
48,800		Massey Energy Co.	953,552
44,400		Peabody Energy Corp.	1,339,104
			6,851,205
		Commercial Services: 7.5%
58,100	@	Apollo Group, Inc. - Class A	4,132,072
55,700		Corporate Executive Board Co.	1,156,332
77,100		DeVry, Inc.	3,858,084
41,800		Equifax, Inc.	1,090,980
40,800		Global Payments, Inc.	1,528,368
74,100	@	Iron Mountain, Inc.	2,130,375
28,100	@	ITT Educational Services, Inc.	2,828,546
24,400		Manpower, Inc.	1,033,096
96,800	@	Monster Worldwide, Inc.	1,143,208
117,800		Moody's Corp.	3,104,030
27,000	@,@@	New Oriental Education & Technology Group ADR	1,818,720
136,600		Paychex, Inc.	3,442,320
126,500	@	Quanta Services, Inc.	2,925,945
133,500	@@,L	Ritchie Brothers Auctioneers, Inc.	3,130,575
79,400		Robert Half International, Inc.	1,875,428

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
65,300		SEI Investments Co.	$1,178,012
6,100	L	Strayer Education, Inc.	1,330,471
40,800	@	Vistaprint Ltd.	1,740,120
245,800		Western Union Co.	4,031,120
			43,477,802
		Computers: 2.2%
103,500	@	Cognizant Technology Solutions Corp.	2,763,450
53,500		Jack Henry & Associates, Inc.	1,110,125
62,500	@,@@,L	Logitech International SA	875,000
147,700	@	NetApp, Inc.	2,912,644
98,900	@	Perot Systems Corp.	1,417,237
262,400		Seagate Technology, Inc.	2,744,704
55,800	@	Synopsys, Inc.	1,088,658
			12,911,818
		Cosmetics/Personal Care: 0.8%
177,700		Avon Products, Inc.	4,581,106
			4,581,106
		Distribution/Wholesale: 0.8%
61,500	L	Fastenal Co.	2,039,955
32,900		WW Grainger, Inc.	2,693,852
			4,733,807
		Diversified Financial Services: 3.2%
6,600		Blackrock, Inc.	1,157,772
3,400		CME Group, Inc.	1,057,774
76,000		Eaton Vance Corp.	2,033,000
52,200		Federated Investors, Inc.	1,257,498
15,500		Franklin Resources, Inc.	1,116,155
59,000	@	Interactive Brokers Group, Inc.	916,270
37,200	@	IntercontinentalExchange, Inc.	4,249,728
100,100		Janus Capital Group, Inc.	1,141,140
59,000	@@	Lazard Ltd.	1,588,280
40,600		NYSE Euronext	1,106,350
70,000		OptionsXpress Holdings, Inc.	1,087,100
167,900	@	SLM Corp.	1,724,333
			18,435,400
		Electrical Components & Equipment: 0.6%
76,150		Ametek, Inc.	2,633,267
25,200	@	General Cable Corp.	947,016
			3,580,283
		Electronics: 3.4%
47,200		Amphenol Corp.	1,493,408
90,900	@	Cogent, Inc.	975,357
37,900	@	Cymer, Inc.	1,126,767
80,100	@	Dolby Laboratories, Inc.	2,986,128
47,600	@	Flir Systems, Inc.	1,073,856
109,400		Gentex Corp.	1,269,040
48,600	@	II-VI, Inc.	1,077,462
18,000	@	Itron, Inc.	991,260
128,600		Jabil Circuit, Inc.	954,212
15,500	@,@@	Mettler Toledo International, Inc.	1,195,825
70,600		National Instruments Corp.	1,592,736
146,900	@	Trimble Navigation Ltd.	2,883,647
39,900	@	Waters Corp.	2,053,653
			19,673,351

Shares			Value
		Energy-Alternate Sources: 0.4%
9,700	@,L	First Solar, Inc.	$1,572,564
135,300	@,L	GT Solar International, Inc.	719,796
			2,292,360
		Engineering & Construction: 1.5%
80,000		Fluor Corp.	4,103,200
103,200	@	Foster Wheeler AG	2,451,000
117,700	@	McDermott International, Inc.	2,390,487
			8,944,687
		Entertainment: 0.6%
68,200	@	DreamWorks Animation SKG, Inc.	1,881,638
95,900		International Game Technology	1,524,810
			3,406,448
		Environmental Control: 1.1%
80,200		Republic Services, Inc.	1,957,682
69,900	@	Stericycle, Inc.	3,601,947
40,400	@	Waste Connections, Inc.	1,046,764
			6,606,393
		Food: 1.3%
50,400		Hershey Co.	1,814,400
33,100		JM Smucker Co.	1,610,646
99,100		McCormick & Co., Inc.	3,223,723
56,700	L	Whole Foods Market, Inc.	1,076,166
			7,724,935
		Healthcare-Products: 6.1%
103,900	@	American Medical Systems Holdings, Inc.	1,641,620
46,300	@,L	Arthrocare Corp.	500,040
48,300		CR Bard, Inc.	3,595,935
58,100		Densply International, Inc.	1,773,212
23,300	@	Edwards Lifesciences Corp.	1,585,099
26,700	@	Gen-Probe, Inc.	1,147,566
47,500	@	Henry Schein, Inc.	2,277,625
84,000	@	Hologic, Inc.	1,195,320
55,000	@,L	Idexx Laboratories, Inc.	2,541,000
17,200	@,L	Intuitive Surgical, Inc.	2,814,952
40,300	@	Masimo Corp.	971,633
53,900	@	Patterson Cos., Inc.	1,169,630
75,700	@,@@,L	Qiagen NV	1,407,263
26,800	@	Resmed, Inc.	1,091,564
131,800	@	St. Jude Medical, Inc.	5,416,980
43,200		Techne Corp.	2,756,592
52,700	@	Varian Medical Systems, Inc.	1,851,878
30,800	@	Zimmer Holdings, Inc.	1,312,080
			35,049,989
		Healthcare-Services: 2.4%
41,800		Cigna Corp.	1,006,962
22,000	@	Covance, Inc.	1,082,400
51,750	@	Coventry Health Care, Inc.	968,243
34,400	@	DaVita, Inc.	1,701,424
70,000	@	Health Net, Inc.	1,088,500
37,100	@	Humana, Inc.	1,196,846
39,000	@	Laboratory Corp. of America Holdings	2,643,810
41,200	@	Lincare Holdings, Inc.	969,024
59,000		Quest Diagnostics	3,329,370
			13,986,579

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Home Builders: 0.4%
33,500		Centex Corp.	$283,410
28,700		KB Home	392,616
41,700		Lennar Corp.	404,073
46,900		Pulte Homes, Inc.	414,127
65,000	@	Toll Brothers, Inc.	1,103,050
			2,597,276
		Household Products/Wares: 0.5%
49,000		Clorox Co.	2,735,670
			2,735,670
		Insurance: 1.5%
35,100		AON Corp.	1,329,237
28,400	@,@@	Arch Capital Group Ltd.	1,663,672
27,100		Assurant, Inc.	652,839
41,600	@@	Axis Capital Holdings Ltd.	1,089,088
69,500		HCC Insurance Holdings, Inc.	1,668,695
28,000	@@	RenaissanceRe Holdings Ltd.	1,303,120
54,800		WR Berkley Corp.	1,176,556
			8,883,207
		Internet: 3.0%
3,700	@,@@	Baidu.com ADR	1,114,033
35,100	@@	Ctrip.com International Ltd. ADR	1,625,130
36,600	@	Digital River, Inc.	1,329,312
127,300	@	Expedia, Inc.	1,923,503
43,100	@	F5 Networks, Inc.	1,490,829
75,800	@	McAfee, Inc.	3,198,002
20,100	@,L	Priceline.com, Inc.	2,242,155
44,700	@,@@,L	Sina Corp.	1,317,756
66,500	@	Symantec Corp.	1,034,740
108,300	@	VeriSign, Inc.	2,001,384
			17,276,844
		Iron/Steel: 0.4%
50,400		Carpenter Technology Corp.	1,048,824
53,300		Cliffs Natural Resources, Inc.	1,304,251
			2,353,075
		Leisure Time: 0.3%
46,550	@	WMS Industries, Inc.	1,466,791
			1,466,791
		Lodging: 1.3%
64,400		Choice Hotels International, Inc.	1,713,684
134,494		Marriott International, Inc.	2,968,283
63,000		Starwood Hotels & Resorts Worldwide, Inc.	1,398,600
33,600	@,L	Wynn Resorts Ltd.	1,186,080
			7,266,647
		Machinery-Construction & Mining: 0.6%
75,500		Joy Global, Inc.	2,696,860
75,500	@	Terex Corp.	911,285
			3,608,145
		Machinery-Diversified: 2.0%
45,400		Cummins, Inc.	1,598,534
22,400		Flowserve Corp.	1,563,744
51,500		Graco, Inc.	1,134,030
45,800		IDEX Corp.	1,125,306
67,800		Rockwell Automation, Inc.	2,177,736
43,500		Roper Industries, Inc.	1,970,985

Shares			Value
29,800		Wabtec Corp.	$958,666
55,800	@,L	Zebra Technologies Corp.	1,320,228
			11,849,229
		Media: 2.4%
76,600		Cablevision Systems Corp.	1,486,806
28,200	@,@@,L	Central European Media Enterprises Ltd.	555,258
79,000	@,@@	CTC Media, Inc.	933,780
99,150	@	Discovery Communications, Inc. - Class C	2,035,550
50,400	L	Factset Research Systems, Inc.	2,513,448
130,000		McGraw-Hill Cos., Inc.	3,914,300
70,200	@@	Shaw Communications, Inc. - Class B	1,183,572
35,600	@@	WPP PLC ADR	1,184,056
			13,806,770
		Metal Fabricate/Hardware: 0.9%
55,300		Precision Castparts Corp.	4,038,559
19,300		Valmont Industries, Inc.	1,391,144
			5,429,703
		Mining: 1.5%
73,700	@@	Agnico-Eagle Mines Ltd.	3,867,776
21,000		Compass Minerals International, Inc.	1,153,110
135,700	@,@@,L	Eldorado Gold Corp.	1,214,515
53,500	L	Vulcan Materials Co.	2,305,850
			8,541,251
		Miscellaneous Manufacturing: 1.1%
63,100		Donaldson Co., Inc.	2,185,784
40,200		Harsco Corp.	1,137,660
36,500		ITT Corp.	1,624,250
45,800		Pall Corp.	1,216,448
			6,164,142
		Oil & Gas: 4.8%
50,600	@	Bill Barrett Corp.	1,389,476
80,300		Cabot Oil & Gas Corp.	2,460,392
143,400	@	Concho Resources, Inc.	4,114,146
30,100	L	Diamond Offshore Drilling	2,499,805
149,700	@	Forest Oil Corp.	2,233,524
67,800	@	Mariner Energy, Inc.	796,650
93,000		Murphy Oil Corp.	5,051,760
78,000	@,@@	Nabors Industries Ltd.	1,215,240
72,100	@	Newfield Exploration Co.	2,355,507
54,950	@	SandRidge Energy, Inc.	468,174
34,200	@	Southwestern Energy Co.	1,328,670
30,100		Sunoco, Inc.	698,320
82,000	@	Ultra Petroleum Corp.	3,198,000
			27,809,664
		Oil & Gas Services: 3.1%
33,900		Baker Hughes, Inc.	1,235,316
84,400		BJ Services Co.	1,150,372
100,400	@	Cameron International Corp.	2,841,320
54,300	@	Complete Production Services, Inc.	345,348
35,900	L	Core Laboratories NV	3,128,685
77,300	@	FMC Technologies, Inc.	2,904,934
38,100	@	Oceaneering International, Inc.	1,722,120
134,400		Smith International, Inc.	3,460,800
121,600	@	Tetra Technologies, Inc.	967,936
			17,756,831

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Pharmaceuticals: 3.5%
116,164		Allergan, Inc.	$5,527,083
45,500	@	BioMarin Pharmaceuticals, Inc.	710,255
31,400	@,L	Cephalon, Inc.	1,778,810
90,200	@,@@	Elan Corp. PLC ADR	574,574
104,700	@	Express Scripts, Inc.	7,198,125
33,400		McKesson Corp.	1,469,600
64,200	@	Mead Johnson Nutrition Co.	2,039,634
8,800	@	Myriad Pharmaceuticals, Inc.	40,920
92,600	@	Warner Chilcott Ltd.	1,217,690
			20,556,691
		Pipelines: 0.2%
78,500		Williams Cos., Inc.	1,225,385
			1,225,385
		Retail: 9.5%
43,000		Advance Auto Parts, Inc.	1,784,070
35,600	@	AnnTaylor Stores Corp.	284,088
9,100	@	Autozone, Inc.	1,375,101
103,900	@	Bed Bath & Beyond, Inc.	3,194,925
107,900	@,L	Carmax, Inc.	1,586,130
19,400	@	Chipotle Mexican Grill, Inc.	1,353,926
42,100	@	Copart, Inc.	1,459,607
65,400	@	Dick's Sporting Goods, Inc.	1,124,880
83,400		Family Dollar Stores, Inc.	2,360,220
143,800		Gap, Inc.	2,358,320
41,600		Men's Wearhouse, Inc.	797,888
85,300	@	O'Reilly Automotive, Inc.	3,248,224
36,600	@,L	Panera Bread Co.	1,824,876
57,500		Petsmart, Inc.	1,233,950
97,200		Ross Stores, Inc.	3,751,920
72,755		Staples, Inc.	1,467,468
330,300	@	Starbucks Corp.	4,587,867
105,400	L	Tiffany & Co.	2,672,944
86,050	@@	Tim Hortons, Inc.	2,111,667
190,400		TJX Cos., Inc.	5,989,982
36,100	@	Tractor Supply Co.	1,491,652
72,500	@	Urban Outfitters, Inc.	1,513,075
91,700		Williams-Sonoma, Inc.	1,088,479
196,500		Yum! Brands, Inc.	6,551,310
			55,212,569
		Semiconductors: 6.6%
176,100		Altera Corp.	2,866,908
134,500		Analog Devices, Inc.	3,332,910
213,750	@	Broadcom Corp.	5,298,863
63,200	@	Fairchild Semiconductor International, Inc.	441,768
103,400	@	Integrated Device Technology, Inc.	624,536
69,200		Intersil Corp.	869,844
31,800		KLA-Tencor Corp.	802,950
39,000	@	Lam Research Corp.	1,014,000
103,400		Linear Technology Corp.	2,414,390
267,600	@,@@	Marvell Technology Group Ltd.	3,114,864
68,900		Maxim Integrated Products	1,081,041
64,100	@	MEMC Electronic Materials, Inc.	1,141,621
115,700	L	Microchip Technology, Inc.	2,609,035
89,200		National Semiconductor Corp.	1,119,460
200,400	@	Nvidia Corp.	2,262,516
135,900	@	ON Semiconductor Corp.	932,274
112,900	@	QLogic Corp.	1,431,572
43,700	@	Silicon Laboratories, Inc.	1,657,978

Shares			Value
113,400	@	Teradyne, Inc.	$777,924
56,500	@	Varian Semiconductor Equipment Associates, Inc.	1,355,435
156,500		Xilinx, Inc.	3,201,990
			38,351,879
		Software: 5.7%
130,560	@	Activision Blizzard, Inc.	1,648,973
85,400	@	Adobe Systems, Inc.	2,416,820
116,600	@	American Reprographics Co.	970,112
52,000	@	Ansys, Inc.	1,620,320
119,200	@	Autodesk, Inc.	2,262,416
72,600	@	BMC Software, Inc.	2,453,154
23,600	@	Cerner Corp.	1,470,044
47,500	@,@@	Check Point Software Technologies	1,114,825
73,600	@	Citrix Systems, Inc.	2,347,104
38,300		Dun & Bradstreet Corp.	3,110,343
79,000	@	Electronic Arts, Inc.	1,715,880
39,700		Fidelity National Information Services, Inc.	792,412
35,000	@	Fiserv, Inc.	1,599,500
116,700	@	Intuit, Inc.	3,286,272
180,200	@	Red Hat, Inc.	3,627,426
68,100	@	Salesforce.com, Inc.	2,599,377
			33,034,978
		Telecommunications: 4.2%
173,400	@	American Tower Corp.	5,467,302
96,300	@	Crown Castle International Corp.	2,313,126
138,000	@	JDS Uniphase Corp.	789,360
224,200	@	Juniper Networks, Inc.	5,291,120
78,900	@	Leap Wireless International, Inc.	2,598,177
164,700	@	MetroPCS Communications, Inc.	2,192,157
53,300	@	NeuStar, Inc.	1,181,128
66,600	@	NII Holdings, Inc.	1,270,062
135,450	@	SBA Communications Corp.	3,323,943
			24,426,375
		Toys/Games/Hobbies: 0.2%
86,300		Mattel, Inc.	1,385,115
			1,385,115
		Transportation: 2.0%
77,000		CH Robinson Worldwide, Inc.	4,015,550
120,300		Expeditors International Washington, Inc.	4,010,802
93,900		Landstar System, Inc.	3,371,949
			11,398,301
Total Common Stock (Cost $717,283,902)			578,700,929
SHORT-TERM INVESTMENTS: 6.4%
		Mutual Fund: 0.0%
161,421		T. Rowe Price Reserve Investment Fund	161,421
Total Mutual Fund (Cost $161,421)			161,421

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Securities Lending Collateralcc: 6.4%
$37,219,215	Bank of New York Mellon Corp. Institutional Cash Reserves	$36,742,262
Total Securities Lending Collateral (Cost $37,219,215)		36,742,262
Total Short-Term Investments (Cost $37,380,636)		36,903,683

Total Investments in Securities (Cost $754,664,538)*	106.2%	$615,604,612
Other Assets and Liabilities - Net	(6.2)	(36,122,167)
Net Assets	100.0%	$579,482,445

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $755,615,777.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$40,548,693
Gross Unrealized Depreciation	(180,559,858)
Net Unrealized Depreciation	$(140,011,165)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock
Advertising	$1,218,988	$—	$—
Aerospace/Defense	9,266,469	—	—
Agriculture	3,903,552	—	—
Airlines	1,609,310	—	—
Apparel	3,236,352	—	—
Auto Manufacturers	1,173,611	—	—
Auto Parts & Equipment	1,416,000	—	—
Banks	6,422,526	—	—
Beverages	2,772,210	—	—
Biotechnology	15,148,349	—	—
Chemicals	15,458,026	1,682,835	—
Coal	6,851,205	—	—
Commercial Services	43,477,802	—	—
Computers	12,911,818	—	—
Cosmetics/Personal Care	4,581,106	—	—
Distribution/Wholesale	4,733,807	—	—
Diversified Financial Services	18,435,400	—	—
Electrical Components & Equipment	3,580,283	—	—
Electronics	19,673,351	—	—
Energy - Alternate Sources	2,292,360	—	—

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Engineering & Construction	$8,944,687	$—	$—
Entertainment	3,406,448	—	—
Environmental Control	6,606,393	—	—
Food	7,724,935	—	—
Healthcare - Products	35,049,989	—	—
Healthcare - Services	13,986,579	—	—
Home Builders	2,597,276	—	—
Household Products/ Wares	2,735,670	—	—
Insurance	8,883,207	—	—
Internet	17,276,844	—	—
Iron/Steel	2,353,075	—	—
Leisure Time	1,466,791	—	—
Lodging	7,266,647	—	—
Machinery - Construction & Mining	3,608,145	—	—
Machinery - Diversified	11,849,229	—	—
Media	13,806,770	—	—
Metal Fabricate/ Hardware	5,429,703	—	—
Mining	8,541,251	—	—
Miscellaneous Manufacturing	6,164,142	—	—
Oil & Gas	27,809,664	—	—
Oil & Gas Services	17,756,831	—	—
Pharmaceuticals	20,556,691	—	—
Pipelines	1,225,385	—	—
Retail	55,212,569	—	—
Semiconductors	38,351,879	—	—
Software	33,034,978	—	—
Telecommunications	24,426,375	—	—
Toys/Games/Hobbies	1,385,115	—	—
Transportation	11,398,301	—	—
Total Common Stock	577,018,094	1,682,835	—
Short-Term Investments	161,421	36,742,262	—
Total	$577,179,515	$38,425,097	$—
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.3%
		Aerospace/Defense: 0.8%
86,500		Lockheed Martin Corp.	$6,976,225
			6,976,225
		Apparel: 0.8%
143,400		Nike, Inc.	7,425,252
			7,425,252
		Banks: 8.1%
895,800		Bank of America Corp.	11,824,560
183,600		Bank of New York Mellon Corp.	5,381,316
59,400		Goldman Sachs Group, Inc.	8,757,936
350,600		JPMorgan Chase & Co.	11,958,966
214,100		Morgan Stanley	6,103,991
87,800		Northern Trust Corp.	4,713,104
58,600		PNC Financial Services Group, Inc.	2,274,266
255,826		State Street Corp.	12,074,987
230,300		US Bancorp.	4,126,976
280,800		Wells Fargo & Co.	6,812,208
			74,028,310
		Beverages: 2.6%
168,300		Coca-Cola Co.	8,076,717
286,500		PepsiCo, Inc.	15,746,040
			23,822,757
		Biotechnology: 3.0%
107,258	@	Celgene Corp.	5,131,223
447,200	@	Gilead Sciences, Inc.	20,946,848
48,300	@	Illumina, Inc.	1,880,802
			27,958,873

Shares			Value
		Chemicals: 2.1%
71,700		Monsanto Co.	$5,330,178
17,000	@@	Potash Corp. of Saskatchewan	1,581,850
180,200		Praxair, Inc.	12,806,814
			19,718,842
		Commercial Services: 6.6%
77,800	@	Apollo Group, Inc. - Class A	5,533,136
202,300		Automatic Data Processing, Inc.	7,169,512
432,400	@,@@	Companhia Brasileira de Meios de Pagamento	3,718,265
55,200		Mastercard, Inc.	9,235,512
124,100		Moody's Corp.	3,270,035
148,400	@	Quanta Services, Inc.	3,432,492
251,500		Visa, Inc.	15,658,390
741,000		Western Union Co.	12,152,400
			60,169,742
		Computers: 6.9%
256,100	@@	Accenture Ltd.	8,569,106
321,000	@	Apple, Inc.	45,720,030
121,700	@,@@	Research In Motion Ltd.	8,646,785
			62,935,921
		Cosmetics/Personal Care: 1.3%
234,780		Procter & Gamble Co.	11,997,258
			11,997,258
		Diversified Financial Services: 2.6%
279,000		American Express Co.	6,483,960
16,200		Blackrock, Inc.	2,841,804
239,200		Charles Schwab Corp.	4,195,568
50,008		Franklin Resources, Inc.	3,601,076
54,100	@	IntercontinentalExchange, Inc.	6,180,384
57,700	@@	Redecard SA	883,389
			24,186,181
		Electronics: 0.8%
189,400	@	Dolby Laboratories, Inc.	7,060,832
			7,060,832
		Environmental Control: 0.6%
217,700		Republic Services, Inc.	5,314,057
			5,314,057
		Food: 1.3%
115,956	@@	Groupe Danone	5,749,670
176,300	@@	Nestle SA	6,656,814
			12,406,484
		Healthcare-Products: 2.7%
15,000		Becton Dickinson & Co.	1,069,650
84,850	@@	Covidien PLC	3,176,784
86,100		Densply International, Inc.	2,627,772
38,900	@,L	Intuitive Surgical, Inc.	6,366,374
164,900	@	St. Jude Medical, Inc.	6,777,390
112,300		Stryker Corp.	4,462,802
			24,480,772
		Healthcare-Services: 1.0%
181,000	@	WellPoint, Inc.	9,211,090
			9,211,090

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Internet: 12.0%
465,400	@	Amazon.com, Inc.	$38,935,364
294,840	@	Expedia, Inc.	4,455,032
88,300	@	Google, Inc. - Class A	37,226,397
242,400	@	McAfee, Inc.	10,226,856
34,359	@,L	Priceline.com, Inc.	3,832,746
668,300	@@	Tencent Holdings Ltd.	7,754,021
386,720	@	VeriSign, Inc.	7,146,586
			109,577,002
		Lodging: 0.6%
197,526		Marriott International, Inc.	4,359,399
140,800	@,L	MGM Mirage	899,712
			5,259,111
		Machinery-Diversified: 0.4%
95,400		Deere & Co.	3,811,230
			3,811,230
		Media: 1.6%
480,600		McGraw-Hill Cos., Inc.	14,470,866
			14,470,866
		Mining: 0.8%
13,300	@@	Agnico-Eagle Mines Ltd.	697,984
230,400	@@	BHP Billiton Ltd.	6,312,015
			7,009,999
		Miscellaneous Manufacturing: 3.6%
62,900		3M Co.	3,780,290
471,900		Danaher Corp.	29,135,105
			32,915,395
		Oil & Gas: 4.8%
57,900		Chevron Corp.	3,835,875
94,000		EOG Resources, Inc.	6,384,480
146,238		ExxonMobil Corp.	10,223,499
76,900		Murphy Oil Corp.	4,177,208
64,600		Occidental Petroleum Corp.	4,251,326
371,900	@@	Petroleo Brasileiro SA ADR	12,406,584
83,600	@@	Suncor Energy, Inc.	2,536,424
			43,815,396
		Oil & Gas Services: 3.0%
185,600	@	Cameron International Corp.	5,252,480
331,100		Schlumberger Ltd.	17,915,821
170,300		Smith International, Inc.	4,385,225
			27,553,526
		Pharmaceuticals: 8.3%
229,400		Allergan, Inc.	10,914,852
381,000	@,@@	Elan Corp. PLC ADR	2,426,970
252,600	@	Express Scripts, Inc.	17,366,250
173,800		McKesson Corp.	7,647,200
623,400	@	Medco Health Solutions, Inc.	28,433,274
70,356	@@	Novo-Nordisk A/S	3,831,957
109,100	@@	Teva Pharmaceutical Industries Ltd. ADR	5,382,994
			76,003,497
		Retail: 7.4%
78,800	@	Autozone, Inc.	11,907,468
154,200		Costco Wholesale Corp.	7,046,940

Shares			Value
277,026		CVS Caremark Corp.	$8,828,819
116,000	@	Dollar Tree, Inc.	4,883,600
255,000		Lowe's Cos., Inc.	4,949,550
119,400		McDonald's Corp.	6,864,306
100,900	@	O'Reilly Automotive, Inc.	3,842,272
237,800		Wal-Mart Stores, Inc.	11,519,032
226,200		Yum! Brands, Inc.	7,541,508
			67,383,495
		Semiconductors: 2.0%
222,000	@	Broadcom Corp.	5,503,380
322,700		Intel Corp.	5,340,685
618,000	@,@@	Marvell Technology Group Ltd.	7,193,520
			18,037,585
		Software: 3.3%
306,000	@	Autodesk, Inc.	5,807,880
132,300	@	Fiserv, Inc.	6,046,110
618,725		Microsoft Corp.	14,707,093
91,916	@	Salesforce.com, Inc.	3,508,434
			30,069,517
		Telecommunications: 8.7%
467,800	@	American Tower Corp.	14,749,734
41,700	@,@@	Bharti Airtel Ltd.	697,073
577,300	@	Cisco Systems, Inc.	10,760,872
693,100	@	Crown Castle International Corp.	16,648,262
319,200	@	Juniper Networks, Inc.	7,533,120
114,700	@	Leap Wireless International, Inc.	3,777,071
278,900	@	MetroPCS Communications, Inc.	3,712,159
485,000		Qualcomm, Inc.	21,922,000
			79,800,291
		Transportation: 1.6%
204,500		Expeditors International Washington, Inc.	6,818,030
28,900		Union Pacific Corp.	1,504,534
121,700		United Parcel Service, Inc. - Class B	6,083,783
			14,406,347
Total Common Stock (Cost $959,039,681)			907,805,853

SHORT-TERM INVESTMENTS: 1.8%
	Mutual Fund: 0.8%
7,567,695	T. Rowe Price Reserve Investment Fund	7,567,695
Total Mutual Fund (Cost $7,567,695)		7,567,695

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Securities Lending Collateralcc: 1.0%
$8,964,818	Bank of New York Mellon Corp. Institutional Cash Reserves	$8,625,673
Total Securities Lending Collateral (Cost $8,964,818)		8,625,673
Total Short-Term Investments (Cost $16,532,513)		16,193,368

Total Investments in Securities (Cost $975,572,194)*	101.1%	$923,999,221
Other Assets and Liabilities - Net	(1.1)	(10,164,672)
Net Assets	100.0%	$913,834,549

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $985,581,019.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$51,699,902
Gross Unrealized Depreciation	(113,281,700)
Net Unrealized Depreciation	$(61,581,798)
Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)+	Significant Unobservable Inputs (Level 3)
Common Stock
Aerospace/Defense	$6,976,225	$—	$—
Apparel	7,425,252	—	—
Banks	74,028,310	—	—
Beverages	23,822,757	—	—
Biotechnology	27,958,873	—	—
Chemicals	19,718,842	—	—
Commercial Services	60,169,742	—	—
Computers	62,935,921	—	—
Cosmetics/Personal Care	11,997,258	—	—
Diversified Financial Services	24,186,181	—	—
Electronics	7,060,832	—	—
Environmental Control	5,314,057	—	—
Food	—	12,406,484	—
Healthcare - Products	24,480,772	—	—
Healthcare - Services	9,211,090	—	—
Internet	101,822,981	7,754,021	—
Lodging	5,259,111	—	—
Machinery - Diversified	3,811,230	—	—
Media	14,470,866	—	—

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)+	Significant Unobservable Inputs (Level 3)
Mining	$697,984	$6,312,015	$—
Miscellaneous Manufacturing	32,915,395	—	—
Oil & Gas	43,815,396	—	—
Oil & Gas Services	27,553,526	—	—
Pharmaceuticals	72,171,540	3,831,957	—
Retail	67,383,495	—	—
Semiconductors	18,037,585	—	—
Software	30,069,517	—	—
Telecommunications	79,103,218	697,073	—
Transportation	14,406,347	—	—
Total Common Stock	876,804,303	31,001,550	—
Short-Term Investments	7,567,695	8,625,673	—
Total	$884,371,998	$39,627,223	$—
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING TEMPLETON   PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 95.1%
		Austria: 1.1%
433,480		Telekom Austria AG	$6,786,416
			6,786,416
		Brazil: 2.6%
277,660		Empresa Brasileira de Aeronautica SA ADR	4,598,050
235,084		Petroleo Brasileiro SA ADR	9,633,742
148,500		Vale SA ADR	2,279,475
			16,511,267
		China: 2.5%
989,500		China Shenhua Energy Co., Ltd.	3,615,021
19,866,000		China Telecom Corp., Ltd.	9,860,376
4,728,000		Shanghai Electric Group Co., Ltd.	2,012,935
			15,488,332
		Denmark: 0.9%
76,430	@	Vestas Wind Systems A/S	5,484,973
			5,484,973
		France: 10.2%
116,880		Accor SA	4,656,778
535,409		AXA SA	10,133,680
123,520		Compagnie Generale des Etablissements Michelin	7,074,214
66,470		Electricite de France	3,245,612
340,750		France Telecom SA	7,753,317
50,856		Gaz de France	1,903,659
188,098		Sanofi-Aventis	11,114,690

Shares			Value
235,898		Total SA	$12,785,847
222,360		Vivendi	5,337,516
			64,005,313
		Germany: 11.6%
194,330		Bayerische Motoren Werke AG	7,340,840
265,130		Celesio AG	6,090,423
443,180		Deutsche Post AG	5,786,600
309,632		E.ON AG	10,991,311
1,048,290	@	Infineon Technologies AG	3,817,074
87,550		Merck KGaA	8,908,727
56,520		Muenchener Rueckversicherungs AG	7,636,172
285,016		SAP AG	11,491,398
132,023		Siemens AG	9,129,738
20,820		Siemens AG ADR	1,440,536
			72,632,819
		Hong Kong: 1.8%
306,300		Cheung Kong Holdings Ltd. ADR	3,510,198
477,500		China Mobile Ltd.	4,780,922
287,000		Hutchison Whampoa Ltd.	1,866,976
84,500		Swire Pacific Ltd.	848,205
			11,006,301
		India: 3.7%
270,952		Housing Development Finance Corp.	13,226,195
327,550		ICICI Bank Ltd. ADR	9,662,725
			22,888,920
		Israel: 0.4%
111,120	@	Check Point Software Technologies	2,607,986
			2,607,986
		Italy: 4.0%
569,517		ENI S.p.A.	13,507,318
1,811,188		Intesa Sanpaolo S.p.A.	5,852,904
2,196,854		UniCredito Italiano S.p.A.	5,556,506
			24,916,728
		Japan: 2.5%
143,300		Fuji Photo Film Co., Ltd.	4,560,493
109,000		Konica Minolta Holdings, Inc.	1,138,881
19,600		Nintendo Co., Ltd.	5,424,397
119,600		Sony Corp.	3,120,246
43,400		Takeda Pharmaceutical Co., Ltd.	1,687,389
			15,931,406
		Netherlands: 6.4%
56,207		Akzo Nobel NV	2,484,528
413,715		Koninklijke Philips Electronics NV	7,638,457
34,782		Randstad Holdings NV	966,606
561,233		Reed Elsevier NV	6,205,740
419,380		Royal Dutch Shell PLC - Class B	10,558,056
353,712		SBM Offshore NV	6,073,875
245,390		Unilever NV	5,935,043
			39,862,305
		Norway: 1.7%
141,140		Statoil ASA	2,787,963
1,052,860		Telenor ASA	8,124,777
			10,912,740

See Accompanying Notes to Financial Statements

ING TEMPLETON   PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Portugal: 1.3%
854,820		Portugal Telecom SGPS SA	$8,385,042
			8,385,042
		Singapore: 3.4%
1,444,500		DBS Group Holdings Ltd.	11,710,777
542,690	@	Flextronics International Ltd.	2,230,456
3,600,000		Singapore Telecommunications Ltd.	7,427,321
			21,368,554
		South Korea: 2.9%
161,660	@	KB Financial Group, Inc. ADR	5,384,895
10,963		LG Electronics, Inc.	1,001,464
45,093		Samsung Electronics Co., Ltd. GDR	10,477,277
105,740		SK Telecom Co., Ltd. ADR	1,601,961
			18,465,597
		Spain: 5.4%
606,022		Banco Santander Central Hispano SA	7,325,715
372,759		Iberdrola SA	3,039,704
131,178	@	Iberdrola SA	1,030,536
199,034		Repsol YPF SA	4,455,367
781,591		Telefonica SA	17,749,674
			33,600,996
		Sweden: 2.4%
729,770		Atlas Copco AB - Class A	7,348,205
1,010,190		Nordea Bank AB	7,890,268
			15,238,473
		Switzerland: 10.0%
19,200		ACE Ltd.	849,216
190,169		Adecco SA	7,948,530
72,250		Lonza Group AG	7,187,265
437,470		Nestle SA	16,518,188
359,706		Novartis AG	14,642,640
19,150		Roche Holding AG	2,609,230
270,321		Swiss Reinsurance	8,982,088
345,432	@	UBS AG - Reg	4,241,358
			62,978,515
		Taiwan: 1.7%
1,271,669		Chinatrust Financial Holding Co., Ltd.	763,915
180,088	#	Compal Electronics, Inc. GDR	731,391
2,534,579		Taiwan Semiconductor Manufacturing Co., Ltd.	4,159,753
541,290		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,093,539
			10,748,598
		United Kingdom: 18.2%
1,075,510		Aviva PLC	6,055,523
1,210,520		BAE Systems PLC	6,764,408
825,960		BP PLC	6,526,576
1,296,430		British Airways PLC	2,671,278
556,010		British Sky Broadcasting PLC	4,173,808
1,100,457		Burberry Group PLC	7,669,282
384,346		Cadbury PLC	3,285,268
507,190		Compass Group PLC	2,862,935
777,437		GlaxoSmithKline PLC	13,732,101

Shares			Value
1,206,400		HSBC Holdings PLC - Hong Kong	$10,065,941
2,352,315		Kingfisher PLC	6,901,359
143,800		National Grid PLC	1,297,608
346,370		Pearson PLC	3,488,043
264,350		Rexam PLC	1,242,493
744,550	@	Rolls-Royce Group PLC	4,451,642
63,882,390	@,I	Rolls-Royce Group PLC - C Shares Entitlement	105,099
2,133		Schroders PLC - Non Voting	23,595
160,523		Smiths Group PLC	1,857,377
448,178		Standard Chartered PLC	8,427,091
1,547,870		Tesco PLC	9,039,323
5,558,776		Vodafone Group PLC	10,811,478
128,396	@	Wolseley PLC	2,457,919
			113,910,147
		United States: 0.4%
152,240		Invesco Ltd.	2,712,917
			2,712,917
Total Common Stock (Cost $826,526,866)			596,444,345
Principal Amount			Value
SHORT-TERM INVESTMENTS: 4.5%
		U.S. Government Agency Obligations: 4.5%
$28,495,000	Z	Federal Home Loan Bank, 0.010%, due 07/01/09	$28,494,992
Total Short-Term Investments (Cost $28,494,992)			28,494,992

Total Investments in Securities (Cost $855,021,858)*	99.6%	$624,939,337
Other Assets and Liabilities - Net	0.4	2,359,238
Net Assets	100.0%	$627,298,575

@  Non-income producing security

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

I  Illiquid security

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $856,282,047.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$9,146,493
Gross Unrealized Depreciation	(240,489,203)
Net Unrealized Depreciation	$(231,342,710)

See Accompanying Notes to Financial Statements

ING TEMPLETON   PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Industry	Percentage of Net Assets
Aerospace/Defense	2.5%
Airlines	0.4
Apparel	1.2
Auto Manufacturers	1.2
Auto Parts & Equipment	1.1
Banks	11.3
Chemicals	1.5
Coal	0.6
Commercial Services	1.4
Computers	0.1
Distribution/Wholesale	0.4
Diversified Financial Services	3.5
Electric	3.4
Electrical Components & Equipment	1.0
Electronics	1.6
Food	5.5
Food Service	0.5
Holding Companies - Diversified	0.4
Home Furnishings	0.5
Insurance	5.4
Lodging	0.7
Machinery - Construction & Mining	1.2
Machinery - Diversified	0.3
Media	3.1
Mining	0.4
Miscellaneous Manufacturing	2.9
Oil & Gas	9.6
Oil & Gas Services	1.0
Packaging & Containers	0.2
Pharmaceuticals	9.4
Real Estate	0.6
Retail	1.1
Semiconductors	3.8
Software	2.2
Telecommunications	13.3
Toys/Games/Hobbies	0.9
Transportation	0.9
Short-Term Investments	4.5
Other Assets and Liabilities - Net	0.4
Net Assets	100.0%

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)+	Significant Unobservable Inputs (Level 3)
Common Stock
Austria	$—	$6,786,416	$—
Brazil	16,511,267	—	—
China	—	15,488,332	—
Denmark	—	5,484,973	—
France	—	64,005,313	—
Germany	1,440,536	71,192,283	—
Hong Kong	3,510,198	7,496,103	—
India	9,662,725	13,226,195	—
Israel	2,607,986	—	—
Italy	—	24,916,728	—

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)+	Significant Unobservable Inputs (Level 3)
Japan	$—	$15,931,406	$—
Netherlands	—	39,862,305	—
Norway	—	10,912,740	—
Portugal	—	8,385,042	—
Singapore	2,230,456	19,138,098	—
South Korea	17,464,133	1,001,464	—
Spain	1,030,536	32,570,460	—
Sweden	—	15,238,473	—
Switzerland	849,216	62,129,299	—
Taiwan	5,824,930	4,923,668	—
United Kingdom	—	113,910,147	—
United States	2,712,917	—	—
Total Common Stock	63,844,900	532,599,445	—
Short-Term Investments	—	28,494,992	—
Total	$63,844,900	$561,094,437	$—
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 87.5%
		Aerospace/Defense: 1.9%
132,100		Boeing Co.	$5,614,250
			5,614,250
		Banks: 7.0%
515,032		Fifth Third Bancorp.	3,656,727
21,173		Goldman Sachs Group, Inc.	3,121,747
1,025,500	@@	Mitsubishi UFJ Financial Group, Inc.	6,332,254
420,200		US Bancorp.	7,529,984
			20,640,712
		Beverages: 2.5%
342,334	@	Dr Pepper Snapple Group, Inc.	7,254,057
			7,254,057
		Biotechnology: 3.5%
220,600	@	Gilead Sciences, Inc.	10,332,904
			10,332,904
		Commercial Services: 2.5%
166,500		Paychex, Inc.	4,195,800
48,600		Visa, Inc.	3,025,836
			7,221,636
		Computers: 9.5%
40,905	@	Apple, Inc.	5,826,099
716,100	@	Dell, Inc.	9,832,050
133,100	@@	Infosys Technologies Ltd. ADR	4,895,418

Shares			Value
101,700	@,@@	Research In Motion Ltd.	$7,225,785
64,800	I,X	Seagate Technology, Inc. - Escrow	1
			27,779,353
		Diversified Financial Services: 0.5%
77,100		Charles Schwab Corp.	1,352,334
			1,352,334
		Electric: 2.8%
104,965		Entergy Corp.	8,136,887
			8,136,887
		Electronics: 3.0%
212,700	@	Thermo Electron Corp.	8,671,779
			8,671,779
		Healthcare-Products: 1.9%
157,110	@	Varian Medical Systems, Inc.	5,520,845
			5,520,845
		Healthcare-Services: 1.0%
121,700	@	Community Health Systems, Inc.	3,072,925
			3,072,925
		Insurance: 7.0%
164,304	@@	ACE Ltd.	7,267,166
259,032		Hartford Financial Services Group, Inc.	3,074,710
96,700	@@	Swiss Reinsurance	3,213,098
163,500		Transatlantic Holdings, Inc.	7,084,455
			20,639,429
		Internet: 4.3%
17,360	@	Google, Inc. - Class A	7,318,802
46,362	@,L	Priceline.com, Inc.	5,171,681
			12,490,483
		Leisure Time: 0.9%
127,300	@,L	Life Time Fitness, Inc.	2,547,273
			2,547,273
		Media: 7.9%
487,100		Comcast Corp. - Special Class A	6,868,110
371,500	@,L	DIRECTV Group, Inc.	9,179,765
429,900	@	Dish Network Corp.	6,968,679
			23,016,554
		Oil & Gas: 8.1%
44,951		Apache Corp.	3,243,215
112,700		ConocoPhillips	4,740,162
266,400		Marathon Oil Corp.	8,026,632
245,100	@@	OAO Gazprom ADR	4,977,068
34,850	@	Transocean, Ltd.	2,589,007
			23,576,084
		Pharmaceuticals: 3.1%
265,275		Eli Lilly & Co.	9,189,126
			9,189,126
		Retail: 1.1%
2,182,900	@,L	Rite Aid Corp.	3,296,179
			3,296,179

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Semiconductors: 1.0%
448,902	@	ON Semiconductor Corp.	$3,079,468
			3,079,468
		Software: 8.8%
124,100	@	Ansys, Inc.	3,866,956
193,179	@	Eclipsys Corp.	3,434,723
154,800	@	Fiserv, Inc.	7,074,360
475,000		Microsoft Corp.	11,290,750
			25,666,789
		Telecommunications: 9.2%
253,500	@,@@	Amdocs Ltd.	5,437,575
238,900		AT&T, Inc.	5,934,276
400,600	@@	China Mobile Ltd.	4,010,969
329,189		Corning, Inc.	5,286,775
266,948	@	Crown Castle International Corp.	6,412,091
			27,081,686
Total Common Stock (Cost $280,426,137)			256,180,753
PREFERRED STOCK: 0.1%
		Diversified Financial Services: 0.1%
25,000		CIT Group, Inc.	436,500
Total Preferred Stock (Cost $1,250,000)			436,500
Principal Amount			Value
CONVERTIBLE BONDS: 3.2%
		Airlines: 0.2%
$694,000	C	JetBlue Airways Corp., 3.750%, due 03/15/35	$667,975
			667,975
		Commercial Services: 2.0%
3,334,000	#	Alliance Data Systems Corp., 1.750%, due 08/01/13	2,467,160
3,016,000		Hertz Global Holdings, Inc., 5.250%, due 06/01/14	3,483,480
			5,950,640
		Diversified Financial Services: 0.2%
624,000		NASDAQ OMX Group, Inc., 2.500%, due 08/15/13	514,800
			514,800
		Oil & Gas: 0.4%
1,598,000	C	Chesapeake Energy Corp., 2.250%, due 12/15/38	988,763
			988,763
		Telecommunications: 0.4%
195,000		Level 3 Communications, Inc., 2.875%, due 07/15/10	183,300
1,103,600	#	SBA Communications Corp., 1.875%, due 05/01/13	914,609
			1,097,909
Total Convertible Bonds (Cost $8,414,480)			9,220,087

Principal Amount			Value
CORPORATE BONDS/NOTES: 6.6%
		Banks: 1.2%
$2,732,000	C	Fifth Third Capital Trust IV, 6.500%, due 04/15/37	$1,665,837
2,557,000	C	USB Capital IX, 6.189%, due 03/29/49	1,726,617
			3,392,454
		Diversified Financial Services: 4.1%
363,900		CIT Group, Inc., 5.000%, due 02/13/14	216,305
531,500		CIT Group, Inc., 5.000%, due 02/01/15	313,397
1,050,900		CIT Group, Inc., 5.400%, due 01/30/16	594,127
290,900		CIT Group, Inc., 5.850%, due 09/15/16	164,437
2,406,000	C	General Electric Capital Corp., 6.375%, due 11/15/67	1,607,651
3,925,000	#,C	Glen Meadow Pass-Through Trust, 6.505%, due 02/12/67	2,000,871
1,565,000	C	Goldman Sachs Capital III, 1.438%, due 12/31/49	854,881
5,270,000	C	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	3,213,699
4,380,000	C	JP Morgan Chase Capital XXIII, 1.883%, due 05/15/47	2,250,554
1,574,000	C	JPMorgan Chase Capital XXI, 1.966%, due 02/02/37	840,341
			12,056,263
		Insurance: 1.3%
5,314,000	C	Hartford Financial Services Group, Inc., 8.125%, due 06/15/38	3,725,008
			3,725,008
Total Corporate Bonds/Notes (Cost $13,142,945)			19,173,725
Total Long-Term Investments (Cost $303,233,562)			285,011,065

Shares		Value
SHORT-TERM INVESTMENTS: 9.1%
	Affiliated Mutual Fund: 4.1%
12,128,959	ING Institutional Prime Money Market Fund - Class I	$12,128,959
Total Mutual Fund (Cost $12,128,959)		12,128,959

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Securities Lending Collateralcc: 5.0%
$14,619,984	Bank of New York Mellon Corp. Institutional Cash Reserves	$14,512,023
Total Securities Lending Collateral (Cost $14,619,984)		14,512,023
Total Short-Term Investments (Cost $26,748,943)		26,640,982

Total Investments in Securities (Cost $329,982,505)*	106.5%	$311,652,047
Other Assets and Liabilities - Net	(6.5)	(18,900,059)
Net Assets	100.0%	$292,751,988

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

I  Illiquid security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

*  Cost for federal income tax purposes is $332,975,773.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$25,584,809
Gross Unrealized Depreciation	(46,908,535)
Net Unrealized Depreciation	$(21,323,726)
Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)+	Significant Unobservable Inputs (Level 3)
Common Stock
Aerospace/Defense	$5,614,250	$—	$—
Banks	14,308,458	6,332,254	—
Beverages	7,254,057	—	—
Biotechnology	10,332,904	—	—
Commercial Services	7,221,636	—	—

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)+	Significant Unobservable Inputs (Level 3)
Computers	27,779,352	—	1
Diversified Financial Services	1,352,334	—	—
Electric	8,136,887	—	—
Electronics	8,671,779	—	—
Healthcare - Products	5,520,845	—	—
Healthcare - Services	3,072,925	—	—
Insurance	17,426,331	3,213,098	—
Internet	12,490,483	—	—
Leisure Time	2,547,273	—	—
Media	23,016,554	—	—
Oil & Gas	18,599,016	4,977,068	—
Pharmaceuticals	9,189,126	—	—
Retail	3,296,179	—	—
Semiconductors	3,079,468	—	—
Software	25,666,789	—	—
Telecommunications	23,070,717	4,010,969	—
Total Common Stock	237,647,363	18,533,389	1
Preferred Stock	—	436,500	—
Convertible Bonds	—	9,220,087	—
Corporate Bonds/Notes	—	19,173,725	—
Short-Term Investments	12,128,959	14,512,023	—
Total	$249,776,322	$61,875,724	$1
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning Balance 12/31/08	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/09
Common Stock	$1	$—	$—	$—	$—	$—	$1
Total	$1	$—	$—	$—	$—	$—	$1

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $—. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING UBS   PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.6%
		Advertising: 2.0%
254,600	@	Interpublic Group of Cos., Inc.	$1,285,730
57,700		Omnicom Group	1,822,166
			3,107,896
		Aerospace/Defense: 1.9%
54,100		General Dynamics Corp.	2,996,599
			2,996,599
		Apparel: 0.7%
39,700		Coach, Inc.	1,067,136
			1,067,136
		Auto Manufacturers: 1.8%
84,450		Paccar, Inc.	2,745,470
			2,745,470
		Auto Parts & Equipment: 2.6%
47,400	L	BorgWarner, Inc.	1,618,710
108,700		Johnson Controls, Inc.	2,360,964
			3,979,674
		Banks: 7.4%
82,792		Bank of New York Mellon Corp.	2,426,634
20,400	L	City National Corp.	751,332
86,100		JPMorgan Chase & Co.	2,936,871
107,400		Morgan Stanley	3,061,974
88,000		Wells Fargo & Co.	2,134,880
			11,311,691

Shares			Value
		Beverages: 2.2%
62,200		PepsiCo, Inc.	$3,418,512
			3,418,512
		Biotechnology: 3.4%
38,600	@	Amgen, Inc.	2,043,484
37,800	@	Genzyme Corp.	2,104,326
15,600	@	Millipore Corp.	1,095,276
			5,243,086
		Chemicals: 1.3%
27,400		Monsanto Co.	2,036,916
			2,036,916
		Coal: 1.5%
77,400		Peabody Energy Corp.	2,334,384
			2,334,384
		Computers: 5.0%
26,200	@	Apple, Inc.	3,731,666
59,500		Hewlett-Packard Co.	2,299,675
155,200		Seagate Technology, Inc.	1,623,392
71,600	I,X	Seagate Technology, Inc. - Escrow	1
			7,654,734
		Cosmetics/Personal Care: 1.6%
46,600		Avon Products, Inc.	1,201,348
37,400		Estee Lauder Cos., Inc.	1,221,858
			2,423,206
		Diversified Financial Services: 1.4%
207,300		Discover Financial Services	2,128,971
			2,128,971
		Electric: 4.6%
89,700		American Electric Power Co., Inc.	2,591,433
131,300	@	Dynegy, Inc. - Class A	298,051
72,400		Exelon Corp.	3,707,604
38,300		Pepco Holdings, Inc.	514,752
			7,111,840
		Food: 0.7%
46,800		Sysco Corp.	1,052,064
			1,052,064
		Gas: 1.2%
38,400		Sempra Energy	1,905,792
			1,905,792
		Healthcare-Products: 4.8%
110,200	@@	Covidien PLC	4,125,888
67,900		Medtronic, Inc.	2,369,031
21,700	@	Zimmer Holdings, Inc.	924,420
			7,419,339
		Healthcare-Services: 1.3%
11,300	@	DaVita, Inc.	558,898
55,500		UnitedHealth Group, Inc.	1,386,390
			1,945,288

See Accompanying Notes to Financial Statements

ING UBS   PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Household Products/Wares: 1.5%
64,500		Fortune Brands, Inc.	$2,240,730
			2,240,730
		Insurance: 3.4%
31,400	@@	ACE Ltd.	1,388,822
41,500		Aflac, Inc.	1,290,235
29,400		Metlife, Inc.	882,294
86,400		Principal Financial Group, Inc.	1,627,776
			5,189,127
		Leisure Time: 1.3%
80,100		Carnival Corp.	2,064,177
			2,064,177
		Media: 3.5%
255,800		Comcast Corp. - Class A	3,706,542
75,600	@	Viacom - Class B	1,716,120
			5,422,662
		Miscellaneous Manufacturing: 5.3%
332,300		General Electric Co.	3,894,556
75,500		Illinois Tool Works, Inc.	2,819,170
53,100		Pall Corp.	1,410,336
			8,124,062
		Oil & Gas: 9.1%
45,100		Anadarko Petroleum Corp.	2,047,089
53,000		Chevron Corp.	3,511,250
16,100		EOG Resources, Inc.	1,093,512
38,900		Hess Corp.	2,090,875
67,700		Marathon Oil Corp.	2,039,801
34,600		Noble Corp.	1,046,650
55,300	@	Ultra Petroleum Corp.	2,156,700
			13,985,877
		Oil & Gas Services: 2.6%
63,800		Baker Hughes, Inc.	2,324,872
83,400		Halliburton Co.	1,726,380
			4,051,252
		Pharmaceuticals: 5.2%
53,700		Allergan, Inc.	2,555,046
33,800	@	Medco Health Solutions, Inc.	1,541,618
259,500		Pfizer, Inc.	3,892,500
			7,989,164
		Pipelines: 1.3%
132,638		Williams Cos., Inc.	2,070,479
			2,070,479
		Retail: 1.8%
47,200		JC Penney Co., Inc.	1,355,112
115,700		Macy's, Inc.	1,360,632
			2,715,744
		Semiconductors: 5.5%
83,500	@	Broadcom Corp.	2,069,965
129,600		Intel Corp.	2,144,880
62,200		Intersil Corp.	781,854
42,700		KLA-Tencor Corp.	1,078,175
142,900	@,@@	Marvell Technology Group Ltd.	1,663,356
57,800		National Semiconductor Corp.	725,390
			8,463,620

Shares			Value
		Software: 5.1%
41,000	@	Intuit, Inc.	$1,154,560
184,500		Microsoft Corp.	4,385,565
83,500	@,L	VMware, Inc.	2,277,045
			7,817,170
		Telecommunications: 2.8%
101,400		AT&T, Inc.	2,518,776
4,849	@,@@,L	Nortel Networks Corp.	211
377,389	@	Sprint Nextel Corp.	1,815,241
			4,334,228
		Transportation: 3.8%
23,500		Burlington Northern Santa Fe Corp.	1,728,190
53,500		FedEx Corp.	2,975,670
39,700		Ryder System, Inc.	1,108,424
			5,812,284
Total Common Stock (Cost $157,084,409)			150,163,174
EXCHANGE-TRADED FUNDS: 1.3%
		Exchange-Traded Funds: 1.3%
21,000		SPDR Trust Series 1	1,930,320
Total Exchange-Traded Funds (Cost $1,942,996)			1,930,320
Total Long-Term Investments (Cost $159,027,405)			152,093,494
SHORT-TERM INVESTMENTS: 2.1%
	Affiliated Mutual Fund: 0.2%
355,601	ING Institutional Prime Money Market Fund - Class I		355,601
Total Mutual Fund (Cost $355,601)			355,601

Principal Amount		Value
	Securities Lending Collateralcc: 1.9%
$2,996,778	Bank of New York Mellon Corp. Institutional Cash Reserves	$2,794,072
Total Securities Lending Collateral (Cost $2,996,778)		2,794,072
Total Short-Term Investments (Cost $3,352,379)		3,149,673

Total Investments in Securities (Cost $162,379,784)*	101.0%	$155,243,167
Other Assets and Liabilities - Net	(1.0)	(1,432,970)
Net Assets	100.0%	$153,810,197

See Accompanying Notes to Financial Statements

ING UBS   PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

@  Non-income producing security

@@  Foreign Issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

I  Illiquid security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

*  Cost for federal income tax purposes is $171,961,254.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$10,228,738
Gross Unrealized Depreciation	(26,946,825)
Net Unrealized Depreciation	$(16,718,087)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock
Advertising	$3,107,896	$—	$—
Aerospace/Defense	2,996,599	—	—
Apparel	1,067,136	—	—
Auto Manufacturers	2,745,470	—	—
Auto Parts & Equipment	3,979,674	—	—
Banks	11,311,691	—	—
Beverages	3,418,512	—	—
Biotechnology	5,243,086	—	—
Chemicals	2,036,916	—	—
Coal	2,334,384	—	—
Computers	7,654,733	—	1
Cosmetics/Personal Care	2,423,206	—	—
Diversified Financial Services	2,128,971	—	—
Electric	7,111,840	—	—
Food	1,052,064	—	—
Gas	1,905,792	—	—
Healthcare - Products	7,419,339	—	—

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Healthcare - Services	$1,945,288	$—	$—
Household Products/ Wares	2,240,730	—	—
Insurance	5,189,127	—	—
Leisure Time	2,064,177	—	—
Media	5,422,662	—	—
Miscellaneous Manufacturing	8,124,062	—	—
Oil & Gas	13,985,877	—	—
Oil & Gas Services	4,051,252	—	—
Pharmaceuticals	7,989,164	—	—
Pipelines	2,070,479	—	—
Retail	2,715,744	—	—
Semiconductors	8,463,620	—	—
Software	7,817,170	—	—
Telecommunications	4,334,017	211	—
Transportation	5,812,284	—	—
Total Common Stock	150,162,962	211	1
Exchange-Traded Funds	1,930,320	—	—
Short-Term Investments	355,601	2,794,072	—
Total	$2,285,921	$2,794,072	$1
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning Balance 12/31/08	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/09
Common Stock	$1	$—	$—	$—	$—	$—	$1
Total	$1	$—	$—	$—	$—	$—	$1

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $—. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN COMSTOCK PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.9%
		Agriculture: 1.8%
224,800		Altria Group, Inc.	$3,684,472
115,900		Philip Morris International, Inc.	5,055,558
			8,740,030
		Banks: 9.2%
386,121		Bank of America Corp.	5,096,797
379,131		Bank of New York Mellon Corp.	11,112,330
24,400		Goldman Sachs Group, Inc.	3,597,536
385,000		JPMorgan Chase & Co.	13,132,350
120,600		PNC Financial Services Group, Inc.	4,680,486
156,500		US Bancorp.	2,804,480
168,000		Wells Fargo & Co.	4,075,680
			44,499,659
		Beverages: 2.4%
165,500		Coca-Cola Co.	7,942,345
178,916	@	Dr Pepper Snapple Group, Inc.	3,791,230
			11,733,575
		Chemicals: 1.1%
205,888		EI Du Pont de Nemours & Co.	5,274,851
			5,274,851
		Commercial Services: 0.3%
82,500		Western Union Co.	1,353,000
			1,353,000
		Computers: 5.5%
71,900	@@	Accenture Ltd.	2,405,774
34,000	@	Computer Sciences Corp.	1,506,200

Shares			Value
793,893	@	Dell, Inc.	$10,900,151
138,700		Hewlett-Packard Co.	5,360,755
61,800		International Business Machines Corp.	6,453,156
			26,626,036
		Cosmetics/Personal Care: 0.3%
27,800		Procter & Gamble Co.	1,420,580
			1,420,580
		Electrical Components & Equipment: 0.5%
75,100		Emerson Electric Co.	2,433,240
			2,433,240
		Food: 7.1%
389,087	@@	Cadbury PLC ADR	13,384,593
431,740		Kraft Foods, Inc.	10,940,292
422,100	@@	Unilever NV ADR	10,206,378
			34,531,263
		Forest Products & Paper: 3.5%
1,127,068		International Paper Co.	17,052,539
			17,052,539
		Healthcare-Products: 1.3%
607,300	@	Boston Scientific Corp.	6,158,022
			6,158,022
		Healthcare-Services: 1.2%
107,200		UnitedHealth Group, Inc.	2,677,856
66,100	@	WellPoint, Inc.	3,363,829
			6,041,685
		Household Products/Wares: 0.3%
30,600		Kimberly-Clark Corp.	1,604,358
			1,604,358
		Insurance: 9.8%
54,000		Aflac, Inc.	1,678,860
1,340	@	Berkshire Hathaway, Inc. - Class B	3,880,278
548,060		Chubb Corp.	21,856,633
182,300		Metlife, Inc.	5,470,823
103,770		Torchmark Corp.	3,843,641
259,605		Travelers Cos., Inc.	10,654,189
			47,384,424
		Internet: 4.0%
869,600	@	eBay, Inc.	14,896,248
496,275	@	Liberty Media Corp. - Interactive - Class A	2,486,338
127,900	@	Yahoo!, Inc.	2,002,914
			19,385,500
		Media: 14.3%
1,247,993		Comcast Corp. - Class A	18,083,416
282,540	@	Liberty Media Corp. - Entertainment	7,557,945
708,800	L	News Corp. - Class B	7,492,016
143,853	@	Time Warner Cable, Inc.	4,555,825
496,300		Time Warner, Inc.	12,501,797
856,550	@	Viacom - Class B	19,443,685
			69,634,684

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN COMSTOCK PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Mining: 1.3%
604,200		Alcoa, Inc.	$6,241,386
			6,241,386
		Miscellaneous Manufacturing: 1.0%
435,600		General Electric Co.	5,105,232
			5,105,232
		Oil & Gas: 2.6%
62,100	@@	BP PLC ADR	2,960,928
38,500		Chevron Corp.	2,550,625
69,600		ConocoPhillips	2,927,376
73,900	@@	Total SA ADR	4,007,597
			12,446,526
		Oil & Gas Services: 1.3%
303,100		Halliburton Co.	6,274,170
			6,274,170
		Pharmaceuticals: 13.5%
73,900		Abbott Laboratories	3,476,256
569,900		Bristol-Myers Squibb Co.	11,574,669
281,150		Cardinal Health, Inc.	8,589,133
168,800		Eli Lilly & Co.	5,847,232
61,500	@@,L	GlaxoSmithKline PLC ADR	2,173,410
643,900		Pfizer, Inc.	9,658,500
98,700	@@	Roche Holding AG ADR	3,366,657
512,600		Schering-Plough Corp.	12,876,512
178,000		Wyeth	8,079,420
			65,641,789
		Retail: 7.2%
190,500		CVS Caremark Corp.	6,071,235
180,900		Home Depot, Inc.	4,274,667
138,700		JC Penney Co., Inc.	3,982,077
209,000		Lowe's Cos., Inc.	4,056,690
291,939		Macy's, Inc.	3,433,203
47,400		Target Corp.	1,870,878
227,800		Wal-Mart Stores, Inc.	11,034,632
			34,723,382
		Semiconductors: 2.1%
369,280		Intel Corp.	6,111,584
154,100		KLA-Tencor Corp.	3,891,025
			10,002,609
		Software: 0.8%
160,400		Microsoft Corp.	3,812,708
			3,812,708
		Telecommunications: 5.5%
308,600		AT&T, Inc.	7,665,624
322,200	@	Cisco Systems, Inc.	6,005,808
423,200		Verizon Communications, Inc.	13,004,936
			26,676,368
Total Common Stock (Cost $585,265,664)			474,797,616

Principal Amount		Value
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc: 1.7%
$8,688,694	Bank of New York Mellon Corp. Institutional Cash Reserves	$8,495,375
Total Short-Term Investments (Cost $8,688,694)		8,495,375

Total Investments in Securities (Cost $593,954,358)*	99.6%	$483,292,991
Other Assets and Liabilities - Net	0.4	1,873,624
Net Assets	100.0%	$485,166,615

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $635,516,211.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,627,439
Gross Unrealized Depreciation	(160,850,659)
Net Unrealized Depreciation	$(152,223,220)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$474,797,616	$—	$—
Short-Term Investments	—	8,495,375	—
Total	$474,797,616	$8,495,375	$—
Other Financial Instruments***	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 61.9%
		Aerospace/Defense: 0.8%
60,400		General Dynamics Corp.	$3,345,556
52,070		Raytheon Co.	2,313,470
			5,659,026
		Agriculture: 0.3%
54,480		Philip Morris International, Inc.	2,376,418
			2,376,418
		Auto Parts & Equipment: 0.5%
111,800	@@	Autoliv, Inc.	3,216,486
			3,216,486
		Banks: 6.6%
384,900		Bank of America Corp.	5,080,680
111,100		BB&T Corp.	2,441,978
46,200		Comerica, Inc.	977,130
82,278		First Horizon National Corp.	987,336
725,703	S	JPMorgan Chase & Co.	24,753,729
276,522		Keycorp	1,448,975
130,951	@@	Mitsubishi UFJ Financial Group, Inc. ADR	804,039
333,200	@@	Mizuho Financial Group, Inc. ADR	1,536,052
154,029		PNC Financial Services Group, Inc.	5,977,865
22,200		State Street Corp.	1,047,840
41,300	@@	Sumitomo Mitsui Financial Group, Inc.	1,671,217
			46,726,841

Shares			Value
		Beverages: 0.5%
72,160		Coca-Cola Co.	$3,462,958
			3,462,958
		Chemicals: 0.9%
122,270	@@,S	Bayer AG ADR	6,553,672
			6,553,672
		Commercial Services: 0.9%
75,044		Manpower, Inc.	3,177,363
118,400		Robert Half International, Inc.	2,796,608
			5,973,971
		Computers: 1.3%
105,390	@	EMC Corp.	1,380,609
210,086		Hewlett-Packard Co.	8,119,824
			9,500,433
		Cosmetics/Personal Care: 0.8%
160,950		Estee Lauder Cos., Inc.	5,258,237
			5,258,237
		Diversified Financial Services: 0.9%
369,505		Charles Schwab Corp.	6,481,118
			6,481,118
		Electric: 3.0%
375,478		American Electric Power Co., Inc.	10,847,559
62,562		Entergy Corp.	4,849,806
134,460		FirstEnergy Corp.	5,210,325
			20,907,690
		Electronics: 0.7%
248,300	@	Agilent Technologies, Inc.	5,042,973
			5,042,973
		Food: 3.0%
335,318	@@	Cadbury PLC ADR	11,534,939
396,760	@@,S	Unilever NV ADR	9,593,657
			21,128,596
		Healthcare-Products: 1.6%
496,610	@	Boston Scientific Corp.	5,035,625
168,440	@@	Covidien PLC	6,306,394
			11,342,019
		Home Furnishings: 0.9%
255,100	@@	Sony Corp. ADR	6,596,886
			6,596,886
		Insurance: 4.7%
179,132		Chubb Corp.	7,143,784
794,188	S	Marsh & McLennan Cos., Inc.	15,986,998
36,800		Transatlantic Holdings, Inc.	1,594,544
211,137		Travelers Cos., Inc.	8,665,062
			33,390,388
		Internet: 1.8%
656,560	@	eBay, Inc.	11,246,873
78,581	@	Symantec Corp.	1,222,720
			12,469,593

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Leisure Time: 0.3%
136,251		Harley-Davidson, Inc.	$2,208,629
			2,208,629
		Media: 5.1%
559,654		Comcast Corp. - Class A	8,109,386
126,378	@	Time Warner Cable, Inc.	4,002,391
489,978		Time Warner, Inc.	12,342,546
517,642	@	Viacom - Class B	11,750,473
			36,204,796
		Mining: 1.6%
88,000		Freeport-McMoRan Copper & Gold, Inc.	4,409,680
160,380		Newmont Mining Corp.	6,554,731
			10,964,411
		Miscellaneous Manufacturing: 3.6%
112,700		Dover Corp.	3,729,243
391,800		General Electric Co.	4,591,896
219,783	@@	Ingersoll-Rand Co.	4,593,465
92,040	@@	Siemens AG ADR	6,368,248
239,940	@@	Tyco International Ltd.	6,233,641
			25,516,493
		Oil & Gas: 8.2%
209,400		Anadarko Petroleum Corp.	9,504,666
124,060	@@	BP PLC ADR	5,915,181
65,060		ConocoPhillips	2,736,424
90,750		Devon Energy Corp.	4,945,875
122,170		ExxonMobil Corp.	8,540,905
75,200		Hess Corp.	4,042,000
190,220		Occidental Petroleum Corp.	12,518,378
200,350	@@	Royal Dutch Shell PLC ADR - Class A	10,055,567
			58,258,996
		Oil & Gas Services: 1.0%
123,370		Schlumberger Ltd.	6,675,551
18,100		Smith International, Inc.	466,075
			7,141,626
		Pharmaceuticals: 4.6%
120,180		Abbott Laboratories	5,653,267
399,240		Bristol-Myers Squibb Co.	8,108,564
108,620		Cardinal Health, Inc.	3,318,341
155,300		Pfizer, Inc.	2,329,500
214,640	@@	Roche Holding AG ADR	7,321,370
231,680		Schering-Plough Corp.	5,819,802
			32,550,844
		Retail: 3.8%
175,800		Gap, Inc.	2,883,120
415,554		Home Depot, Inc.	9,819,541
345,930		Macy's, Inc.	4,068,137
283,400	@	Starbucks Corp.	3,936,426
155,800		Walgreen Co.	4,580,520
33,820	S	Wal-Mart Stores, Inc.	1,638,241
			26,925,985
		Semiconductors: 1.9%
182,100	@@	ASML Holding NV	3,942,465
355,857		Intel Corp.	5,889,433
132,740	@	Lam Research Corp.	3,451,240
			13,283,138

Shares			Value
		Telecommunications: 2.6%
394,580	@	Cisco Systems, Inc.	$7,354,971
364,781		Verizon Communications, Inc.	11,209,720
			18,564,691
Total Common Stock (Cost $485,089,050)			437,706,914
PREFERRED STOCK: 2.8%
		Agriculture: 0.2%
47,700		Archer-Daniels-Midland Co.	1,740,573
			1,740,573
		Banks: 0.2%
23,944		Keycorp	1,664,108
			1,664,108
		Diversified Financial Services: 0.2%
35,000	P	Omnicare, Inc.	1,241,100
			1,241,100
		Electric: 0.3%
107,333	P	CenterPoint Energy, Inc.	2,247,553
			2,247,553
		Healthcare-Services: 0.3%
2,700	#	Healthsouth Corp.	1,759,050
			1,759,050
		Household Products/Wares: 0.1%
26,425		Avery Dennison Corp.	761,833
			761,833
		Housewares: 0.1%
35,700	P	Newell Financial Trust I	952,744
			952,744
		Mining: 0.9%
5,713		Freeport-McMoRan Copper & Gold, Inc.	6,428,553
			6,428,553
		Pipelines: 0.5%
107,000	P	El Paso Energy Capital Trust I	3,359,800
			3,359,800
Total Preferred Stock (Cost $21,601,221)			20,155,314
Principal Amount			Value
CONVERTIBLE BONDS: 11.0%
		Advertising: 0.7%
$1,778,000	C	Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	$1,586,865
1,833,000	#,C	Interpublic Group of Cos., Inc., 4.750%, due 03/15/23	1,619,914
1,453,000	C	Omnicom Group, 0.000%, due 07/31/32	1,458,449
			4,665,228

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Aerospace/Defense: 0.5%
$3,625,000	C	L-3 Communications Corp., 3.000%, due 08/01/35	$3,502,656
			3,502,656
		Apparel: 0.2%
1,301,000		Iconix Brand Group, Inc., 1.875%, due 06/30/12	1,120,486
			1,120,486
		Auto Parts & Equipment: 0.3%
1,915,000		BorgWarner, Inc., 3.500%, due 04/15/12	2,420,081
			2,420,081
		Banks: 0.0%
108,000		National City Corp., 4.000%, due 02/01/11	106,650
			106,650
		Biotechnology: 2.1%
8,000,000	#	Amgen, Inc., 0.375%, due 02/01/13	7,260,000
2,229,000		Amylin Pharmaceuticals, Inc., 3.000%, due 06/15/14	1,454,423
2,550,000	C	Life Technologies Corp., 1.500%, due 02/15/24	2,540,438
725,000	C	Life Technologies Corp., 3.250%, due 06/15/25	758,531
2,941,000	C	Millipore Corp., 3.750%, due 06/01/26	2,918,943
			14,932,335
		Computers: 1.2%
1,264,000		Cadence Design Systems, Inc., 1.375%, due 12/15/11	1,044,380
1,100,000		Cadence Design Systems, Inc., 1.500%, due 12/15/13	731,500
3,117,000	C	DST Systems, Inc., 4.125%, due 08/15/23	3,089,726
1,417,000	#	NetApp, Inc., 1.750%, due 06/01/13	1,252,274
3,900,000		SanDisk Corp., 1.000%, due 05/15/13	2,466,750
			8,584,630
		Entertainment: 0.4%
2,845,000	#	International Game Technology, 3.250%, due 05/01/14	3,076,156
			3,076,156
		Environmental Control: 0.2%
1,704,000	C	Allied Waste North America, Inc., 4.250%, due 04/15/34	1,661,400
			1,661,400
		Healthcare-Products: 0.6%
3,326,000		Medtronic, Inc., 1.500%, due 04/15/11	3,234,535
1,282,000		Wright Medical Group, Inc., 2.625%, due 12/01/14	974,320
			4,208,855

Principal Amount			Value
		Internet: 0.5%
$2,263,000		Symantec Corp., 0.750%, due 06/15/11	$2,291,288
1,340,000		Symantec Corp., 1.000%, due 06/15/13	1,340,000
			3,631,288
		Iron/Steel: 0.1%
425,000	@@	ArcelorMittal, 5.000%, due 05/15/14	538,688
368,000		United States Steel Corp., 4.000%, due 05/15/14	483,460
			1,022,148
		Media: 0.4%
2,444,100	C	Liberty Media Corp., 3.125%, due 03/30/23	2,086,650
1,615,000	C	Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	678,300
			2,764,950
		Mining: 0.1%
375,000		Alcoa, Inc., 5.250%, due 03/15/14	658,594
			658,594
		Miscellaneous Manufacturing: 0.7%
4,494,000	C	3M Co., due 11/21/32	3,797,430
1,018,000		Textron, Inc., 4.500%, due 05/01/13	1,025,635
			4,823,065
		Oil & Gas Services: 0.2%
974,000	C	Cameron International Corp., 2.500%, due 06/15/26	1,111,578
			1,111,578
		Pharmaceuticals: 1.8%
3,400,000		Mylan, Inc., 1.250%, due 03/15/12	2,962,250
4,561,000	C	Omnicare, Inc., 3.250%, due 12/15/35	3,181,298
6,930,000	C	Watson Pharmaceuticals, Inc., 1.750%, due 03/15/23	6,869,363
			13,012,911
		Semiconductors: 0.5%
1,900,000	C	ON Semiconductor Corp., 2.625%, due 12/15/26	1,705,250
2,208,000	#	Xilinx, Inc., 3.125%, due 03/15/37	1,628,400
			3,333,650
		Telecommunications: 0.5%
2,000,000	#,C	JDS Uniphase Corp., 1.000%, due 05/15/26	1,490,000
2,321,000	C	Lucent Technologies, Inc., 2.875%, due 06/15/25	1,656,614
			3,146,614
Total Convertible Bonds (Cost $81,238,436)			77,783,275

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
CORPORATE BONDS/NOTES: 9.7%
		Advertising: 0.0%
$200,000	@@,C	WPP Finance UK, 8.000%, due 09/15/14	$203,319
			203,319
		Aerospace/Defense: 0.0%
175,000	C	Boeing Co., 6.000%, due 03/15/19	191,179
			191,179
		Agriculture: 0.2%
220,000		Altria Group, Inc., 9.250%, due 08/06/19	247,456
220,000	C	Archer-Daniels-Midland Co., 5.450%, due 03/15/18	231,726
210,000	@@,#,C	BAT International Finance PLC, 9.500%, due 11/15/18	247,219
85,000	C	Bunge Ltd. Finance Corp., 8.500%, due 06/15/19	89,030
285,000		Philip Morris International, Inc., 5.650%, due 05/16/18	299,256
			1,114,687
		Auto Manufacturers: 0.1%
325,000	@@	Daimler Finance NA, LLC, 7.750%, due 01/18/11	338,822
			338,822
		Banks: 1.9%
950,000		Bank of America Corp., 5.650%, due 05/01/18	840,854
585,000		Bank of America Corp., 5.750%, due 12/01/17	521,738
30,000		Bank of America Corp., 7.625%, due 06/01/19	30,186
270,000		Bank of New York Mellon Corp., 4.500%, due 04/01/13	274,994
275,000		Bank of New York Mellon Corp., 5.125%, due 08/27/13	289,733
295,000	@@	Barclays Bank PLC, 6.750%, due 05/22/19	293,094
225,000		BB&T Corp., 6.850%, due 04/30/19	234,410
145,000		Capital One Financial Corp., 7.375%, due 05/23/14	149,673
575,000		Citigroup, Inc., 6.125%, due 11/21/17	504,930
545,000		Citigroup, Inc., 6.125%, due 05/15/18	477,471
150,000	@@	Credit Suisse New York, 5.000%, due 05/15/13	153,482
270,000	@@	Credit Suisse New York, 5.500%, due 05/01/14	280,810
1,245,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,214,119
275,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	245,190
465,000	@@,#	HBOS PLC, 6.750%, due 05/21/18	351,561
3,750,000		JPMorgan Chase & Co., 2.125%, due 12/26/12	3,734,138
930,000		JPMorgan Chase & Co., 4.750%, due 05/01/13	942,616

Principal Amount			Value
$305,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	$303,489
500,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	522,926
310,000	@@	Kreditanstalt fuer Wiederaufbau, 4.875%, due 06/17/19	321,853
225,000		PNC Funding Corp., 6.700%, due 06/10/19	232,484
75,000		State Street Corp., 4.300%, due 05/30/14	74,229
305,000	@@	UBS AG, 5.875%, due 12/20/17	284,495
275,000		US Bancorp., 4.200%, due 05/15/14	278,411
985,000		Wells Fargo & Co., 5.625%, due 12/11/17	971,174
			13,528,060
		Beverages: 0.2%
300,000	#,C	Anheuser-Busch InBev Worldwide, Inc., 7.200%, due 01/15/14	322,848
315,000	C	Coca-Cola Co., 4.875%, due 03/15/19	324,298
210,000	@@,C	Diageo Capital PLC, 5.750%, due 10/23/17	219,447
100,000	@@,C	Diageo Capital PLC, 7.375%, due 01/15/14	113,256
415,000	@@,#	FBG Finance Ltd., 5.125%, due 06/15/15	389,246
			1,369,095
		Biotechnology: 0.1%
160,000	C	Amgen, Inc., 5.700%, due 02/01/19	169,114
425,000	C	Amgen, Inc., 5.850%, due 06/01/17	451,686
255,000	C	Biogen Idec, Inc., 6.875%, due 03/01/18	258,782
			879,582
		Chemicals: 0.1%
215,000	C	EI Du Pont de Nemours & Co., 6.000%, due 07/15/18	232,162
205,000	@@	Potash Corp. of Saskatchewan, 6.500%, due 05/15/19	221,297
			453,459
		Commercial Services: 0.1%
350,000	#	President and Fellows of Harvard College, 6.000%, due 01/15/19	382,501
			382,501
		Computers: 0.1%
250,000	C	Hewlett-Packard Co., 4.750%, due 06/02/14	261,270
110,000	C	Hewlett-Packard Co., 5.500%, due 03/01/18	115,830
260,000	C	International Business Machines Corp., 7.625%, due 10/15/18	311,307
100,000	C	International Business Machines Corp., 8.000%, due 10/15/38	129,857
			818,264

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Cosmetics/Personal Care: 0.0%
$40,000	C	Procter & Gamble Co., 4.600%, due 01/15/14	$42,110
115,000	C	Procter & Gamble Co., 4.700%, due 02/15/19	116,851
50,000	C	Procter & Gamble Co., 5.550%, due 03/05/37	50,814
			209,775
		Diversified Financial Services: 1.0%
635,000	#	AIG SunAmerica Global Financing VI, 6.300%, due 05/10/11	596,805
10,000		American Express Co., 8.125%, due 05/20/19	10,395
445,000		American Express Credit Corp., 7.300%, due 08/20/13	463,080
50,000		Bear Stearns Cos., Inc., 7.250%, due 02/01/18	52,784
120,000	@@	BP Capital Markets PLC, 3.875%, due 03/10/15	120,346
290,000	@@	BP Capital Markets PLC, 4.750%, due 03/10/19	289,032
125,000		Caterpillar Financial Services Corp., 4.900%, due 08/15/13	124,643
190,000		Credit Suisse First Boston USA, Inc., 5.125%, due 08/15/15	195,086
375,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	260,164
250,000		General Electric Capital Corp., 4.250%, due 12/01/10	253,384
390,000		General Electric Capital Corp., 5.625%, due 09/15/17	373,850
995,000		General Electric Capital Corp., 5.625%, due 05/01/18	942,655
260,000	#,C	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	225,941
160,000		HSBC Finance Corp., 4.125%, due 11/16/09	160,898
150,000		HSBC Finance Corp., 6.375%, due 10/15/11	153,463
775,000		HSBC Finance Corp., 6.750%, due 05/15/11	797,195
50,000		HSBC Finance Corp., 8.000%, due 07/15/10	51,922
215,000		John Deere Capital Corp., 5.750%, due 09/10/18	219,767
75,000	#	John Hancock Global Funding II, 7.900%, due 07/02/10	76,920
430,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	398,626
345,000		NYSE Euronext, 4.800%, due 06/28/13	357,455
200,000	@@,#,C	Pearson Dollar Finance PLC, 6.250%, due 05/06/18	192,172
355,000	@@,#,C	Two-Rock Pass-through Trust, 1.896%, due 02/11/50	1,154
690,000	#	Xlliac Global Funding, 4.800%, due 08/10/10	642,758
			6,960,495

Principal Amount			Value
		Electric: 0.9%
$150,000	C	Alabama Power Co., 5.800%, due 11/15/13	$162,671
110,000	C	Consumers Energy Co., 4.000%, due 05/15/10	111,253
280,000	C	Detroit Edison Co., 6.125%, due 10/01/10	290,192
440,000	@@,#,C	E.ON International Finance BV, 5.800%, due 04/30/18	458,570
330,000	@@,#	Electricite de France, 6.500%, due 01/26/19	362,076
225,000	C	FPL Group Capital, Inc., 6.000%, due 03/01/19	242,116
105,000	C	Georgia Power Co., 6.000%, due 11/01/13	114,627
235,000	C	Nisource Finance Corp., 1.231%, due 11/23/09	233,156
250,000	C	Nisource Finance Corp., 6.800%, due 01/15/19	234,673
295,000	C	Ohio Edison Co., 6.400%, due 07/15/16	301,745
295,000	C	Ohio Power Co., 6.000%, due 06/01/16	300,883
518,000		Pacific Gas & Electric Co., 9.500%, due 06/30/10	1,339,678
265,000	C	Peco Energy Co., 5.350%, due 03/01/18	271,507
200,000	C	PPL Energy Supply, LLC, 6.300%, due 07/15/13	209,867
325,000	C	Progress Energy, Inc., 7.050%, due 03/15/19	361,231
30,000	C	Public Service Co. of Colorado, 5.800%, due 08/01/18	32,422
200,000	C	Public Service Co. of Colorado, 6.500%, due 08/01/38	227,632
185,000	C	Union Electric Co., 6.700%, due 02/01/19	193,683
395,000		Virginia Electric and Power Co., 8.875%, due 11/15/38	531,062
			5,979,044
		Electrical Components & Equipment: 0.1%
175,000	C	Emerson Electric Co., 4.875%, due 10/15/19	175,408
60,000	C	Emerson Electric Co., 5.000%, due 04/15/19	60,481
280,000	@@,#	LG Electronics, Inc., 5.000%, due 06/17/10	278,434
			514,323
		Electronics: 0.0%
295,000	@@,C	Koninklijke Philips Electronics NV, 5.750%, due 03/11/18	297,861
			297,861
		Food: 0.3%
155,000	C	ConAgra Foods, Inc., 7.000%, due 10/01/28	154,409
190,000	C	ConAgra Foods, Inc., 8.250%, due 09/15/30	212,490
60,000	C	Delhaize America, Inc., 9.000%, due 04/15/31	73,029

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Food (continued)
$235,000	@@,C	Delhaize Group, 5.875%, due 02/01/14	$241,512
180,000	C	General Mills, Inc., 5.250%, due 08/15/13	190,290
260,000	C	General Mills, Inc., 5.650%, due 02/15/19	272,247
10,000		Kraft Foods, Inc., 6.125%, due 02/01/18	10,356
5,000		Kraft Foods, Inc., 6.750%, due 02/19/14	5,489
100,000		Kraft Foods, Inc., 6.875%, due 02/01/38	106,120
300,000		Kraft Foods, Inc., 6.875%, due 01/26/39	318,582
145,000		Kraft Foods, Inc., 7.000%, due 08/11/37	153,611
160,000	C	Kroger Co., 5.000%, due 04/15/13	163,819
60,000	C	Kroger Co., 6.400%, due 08/15/17	63,712
			1,965,666
		Healthcare-Products: 0.0%
100,000	C	Baxter International, Inc., 5.375%, due 06/01/18	104,897
			104,897
		Healthcare-Services: 0.4%
2,544,000	C	LifePoint Hospitals, Inc., 3.500%, due 05/15/14	2,054,280
490,000	#,C	Roche Holdings, Inc., 6.000%, due 03/01/19	523,440
265,000	C	UnitedHealth Group, Inc., 6.000%, due 02/15/18	254,746
95,000	C	WellPoint, Inc., 4.250%, due 12/15/09	96,139
55,000	C	Wellpoint, Inc., 7.000%, due 02/15/19	56,956
			2,985,561
		Insurance: 0.4%
185,000	C	Ace INA Holdings, Inc., 5.600%, due 05/15/15	187,503
50,000	C	Ace INA Holdings, Inc., 5.900%, due 06/15/19	50,211
195,000	C	Allstate Corp., 7.450%, due 05/16/19	211,335
660,000	C	Berkshire Hathaway Finance, 5.400%, due 05/15/18	681,348
295,000	#,C	Catlin Insurance Co., Ltd., 7.249%, due 12/31/49	165,401
75,000	C	Chubb Corp., 5.750%, due 05/15/18	77,927
65,000	C	Metlife, Inc., 6.750%, due 06/01/16	66,264
300,000	C	Metlife, Inc., 6.817%, due 08/15/18	302,641
60,000	C	Metlife, Inc., 7.717%, due 02/15/19	64,288
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	253,119

Principal Amount			Value
$205,000	C	Platinum Underwriters Finance, Inc., 7.500%, due 06/01/17	$175,166
190,000	C	Principal Financial Group, Inc., 8.875%, due 05/15/19	199,794
135,000		Prudential Financial, Inc., 6.625%, due 12/01/37	117,307
85,000		Prudential Financial, Inc., 7.375%, due 06/15/19	83,600
60,000	C	Travelers Cos, Inc., 5.900%, due 06/02/19	61,930
235,000	C	Travelers Cos., Inc., 5.800%, due 05/15/18	241,969
			2,939,803
		Iron/Steel: 0.1%
355,000	@@,C	ArcelorMittal, 6.125%, due 06/01/18	311,136
425,000	@@	ArcelorMittal, 9.850%, due 06/01/19	459,400
			770,536
		Machinery-Construction & Mining: 0.0%
70,000	C	Caterpillar, Inc., 7.900%, due 12/15/18	80,872
			80,872
		Media: 0.4%
875,000	C	Comcast Corp., 5.700%, due 05/15/18	881,219
175,000	@@,C	Grupo Televisa SA, 6.000%, due 05/15/18	165,867
255,000	#,C	News America, Inc., 6.900%, due 03/01/19	266,183
205,000	C	Time Warner Cable, Inc., 6.750%, due 07/01/18	213,881
125,000	C	Time Warner Cable, Inc., 6.750%, due 06/15/39	122,045
120,000	C	Time Warner Cable, Inc., 8.250%, due 04/01/19	136,388
310,000	C	Time Warner Cable, Inc., 8.750%, due 02/14/19	361,739
160,000	C	Time Warner, Inc., 5.875%, due 11/15/16	157,914
235,000	C	Time Warner, Inc., 7.700%, due 05/01/32	231,538
275,000	C	Viacom, Inc., 6.875%, due 04/30/36	254,097
205,000	@@,#,C	Vivendi, 6.625%, due 04/04/18	206,716
			2,997,587
		Mining: 0.0%
185,000	@@,C	Rio Tinto Finance USA Ltd., 6.500%, due 07/15/18	185,421
			185,421
		Miscellaneous Manufacturing: 0.2%
285,000	C	Cooper Industries, Inc., 5.250%, due 11/15/12	304,611
530,000		General Electric Co., 5.250%, due 12/06/17	521,358

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Miscellaneous Manufacturing (continued)
$230,000	C	Honeywell International, Inc., 5.300%, due 03/01/18	$240,619
270,000	C	Parker Hannifin Corp., 5.500%, due 05/15/18	276,588
			1,343,176
		Office/Business Equipment: 0.0%
250,000	C	Xerox Corp., 6.350%, due 05/15/18	223,489
			223,489
		Oil & Gas: 0.4%
165,000	C	Apache Corp., 6.900%, due 09/15/18	189,237
300,000	C	Chevron Corp., 4.950%, due 03/03/19	310,582
510,000	C	ConocoPhillips, 5.200%, due 05/15/18	515,921
205,000	C	ConocoPhillips, 5.750%, due 02/01/19	215,855
285,000	C	Devon Financing Corp. ULC, 7.875%, due 09/30/31	336,542
200,000	@@,C	EnCana Corp., 5.900%, due 12/01/17	205,367
25,000	@@,C	EnCana Corp., 6.500%, due 05/15/19	26,849
280,000	C	Questar Market Resources, Inc., 6.800%, due 04/01/18	264,246
250,000	@@,C	Transocean, Inc., 6.000%, due 03/15/18	260,344
395,000	C	XTO Energy, Inc., 5.500%, due 06/15/18	396,507
			2,721,450
		Oil & Gas Services: 0.0%
220,000	@@,C	Weatherford International Ltd., 6.000%, due 03/15/18	216,403
			216,403
		Pharmaceuticals: 0.7%
2,079,000	C	Allergan, Inc., 1.500%, due 04/01/26	2,123,179
235,000	@@,C	AstraZeneca PLC, 6.450%, due 09/15/37	261,403
265,000	C	Bristol-Myers Squibb Co., 6.125%, due 05/01/38	287,366
205,000	C	GlaxoSmithKline Capital, Inc., 5.650%, due 05/15/18	217,516
80,000	C	GlaxoSmithKline Capital, Inc., 6.375%, due 05/15/38	87,294
265,000	C	Medco Health Solutions, Inc., 7.125%, due 03/15/18	279,518
620,000	C	Merck & Co., Inc., 5.000%, due 06/30/19	628,995
295,000	C	Novartis Capital Corp., 4.125%, due 02/10/14	303,981
755,000	C	Pfizer, Inc., 6.200%, due 03/15/19	827,207
40,000	C	Wyeth, 5.450%, due 04/01/17	41,835
60,000	C	Wyeth, 5.500%, due 02/15/16	62,893
			5,121,187

Principal Amount			Value
		Pipelines: 0.2%
$135,000	C	CenterPoint Energy Resources Corp., 6.250%, due 02/01/37	$101,855
90,000	C	CenterPoint Energy Resources Corp., 7.875%, due 04/01/13	96,078
270,000	C	Enterprise Products Operating L.P., 6.500%, due 01/31/19	274,888
320,000	C	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	313,762
240,000	C	Plains All American Pipeline LP, 6.700%, due 05/15/36	217,022
215,000	C	Texas Eastern Transmission LP, 7.000%, due 07/15/32	226,812
			1,230,417
		Real Estate: 0.1%
240,000	@@	Brookfield Asset Management, Inc., 7.125%, due 06/15/12	235,816
165,000	C	Simon Property Group, Inc., 6.750%, due 05/15/14	165,962
			401,778
		Retail: 0.4%
414,073	#,C	CVS Lease Pass-through, 6.036%, due 12/10/28	354,743
70,000	#,C	CVS Lease Pass-through, 8.353%, due 07/10/31	72,167
430,000	C	Home Depot, Inc., 5.400%, due 03/01/16	429,829
75,000	C	McDonald's Corp., 5.000%, due 02/01/19	77,035
415,000	C	McDonald's Corp., 5.700%, due 02/01/39	412,334
15,000	C	McDonald's Corp., 6.300%, due 10/15/37	16,244
290,000	C	Walgreen Co., 5.250%, due 01/15/19	302,243
330,000		Wal-Mart Stores, Inc., 4.125%, due 02/01/19	321,798
470,000		Wal-Mart Stores, Inc., 4.250%, due 04/15/13	488,763
10,000		Wal-Mart Stores, Inc., 6.200%, due 04/15/38	10,784
115,000	C	Yum! Brands, Inc., 6.250%, due 03/15/18	118,522
200,000	C	Yum! Brands, Inc., 8.875%, due 04/15/11	218,408
			2,822,870
		Savings & Loans: 0.1%
430,000	@@,#	Nationwide Building Society, 4.250%, due 02/01/10	428,928
580,000		Sovereign Bancorp., Inc., 0.842%, due 03/23/10	535,358
			964,286

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Semiconductors: 0.3%
$230,000	C	Kla-Tencor Corp., 6.900%, due 05/01/18	$207,116
1,927,000	#,C	Linear Technology Corp., 3.000%, due 05/01/27	1,604,228
			1,811,344
		Software: 0.0%
110,000		Microsoft Corp., 4.200%, due 06/01/19	107,681
60,000	C	Oracle Corp., 5.750%, due 04/15/18	63,400
			171,081
		Telecommunications: 0.8%
245,000	C	AT&T Corp., 8.000%, due 11/15/31	283,563
270,000	C	AT&T, Inc., 6.150%, due 09/15/34	257,114
840,000	C	AT&T, Inc., 6.300%, due 01/15/38	814,282
270,000		Cisco Systems, Inc., 4.950%, due 02/15/19	270,498
70,000	C	Cisco Systems, Inc., 5.900%, due 02/15/39	69,174
115,000	C	Corning, Inc., 6.625%, due 05/15/19	117,743
125,000	@@,C	Deutsche Telekom International Finance BV, 6.000%, due 07/08/19	126,348
245,000	@@	Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	287,572
185,000	@@,C	France Telecom SA, 8.500%, due 03/01/31	238,266
55,000	@@,C	Telecom Italia Capital SA, 4.875%, due 10/01/10	55,574
360,000	@@,C	Telecom Italia Capital SA, 6.999%, due 06/04/18	364,795
205,000	@@,C	Telecom Italia Capital SA, 7.175%, due 06/18/19	208,174
550,000	@@,C	Telefonica Europe BV, 8.250%, due 09/15/30	682,816
800,000	C	Verizon Communications, Inc., 5.500%, due 02/15/18	795,836
315,000	C	Verizon Communications, Inc., 6.350%, due 04/01/19	328,287
230,000	C	Verizon Communications, Inc., 8.950%, due 03/01/39	291,327
75,000	#,C	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	79,702
205,000	@@,C	Vodafone Group PLC, 5.625%, due 02/27/17	208,534
			5,479,605
		Transportation: 0.1%
80,000	@@,C	Canadian National Railway Co., 5.550%, due 05/15/18	83,719
95,000	@@,C	Canadian National Railway Co., 5.550%, due 03/01/19	98,616
215,000	#,C	Norfolk Southern Corp., 5.750%, due 01/15/16	222,991

Principal Amount			Value
$170,000	C	Union Pacific Corp., 6.125%, due 02/15/20	$176,617
330,000	C	Union Pacific Corp., 7.875%, due 01/15/19	378,395
			960,338
Total Corporate Bonds/Notes (Cost $69,249,123)			68,738,233
U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.8%
		Federal Home Loan Mortgage Corporation##: 0.3%
1,900,000		2.500%, due 01/07/14	1,883,495
			1,883,495
		Federal National Mortgage Association##: 1.5%
2,960,000		1.875%, due 04/20/12	2,974,060
1,450,000		3.000%, due 07/28/14	1,454,639
4,888,000		4.875%, due 06/13/18	5,269,733
915,000		6.625%, due 11/15/30	1,124,141
			10,822,573
		U.S. Agency Obligations: 0.0%
145,000		Pacificorp, 5.500%, due 01/15/19	153,640
			153,640
Total U.S. Government Agency Obligations (Cost $12,890,453)			12,859,708
U.S. TREASURY OBLIGATIONS: 7.4%
		U.S. Treasury Bonds: 0.5%
3,000,000		3.500%, due 02/15/39	2,595,009
5,000		4.125%, due 08/31/12	5,372
600,000		4.250%, due 05/15/39	594,092
			3,194,473
		U.S. Treasury Notes: 6.7%
13,000,000		0.875%, due 12/31/10-04/30/11	12,981,996
610,000		1.750%, due 03/31/14	590,176
4,300,000		1.875%, due 02/28/14-04/30/14	4,184,523
10,000,000		2.750%, due 10/31/13	10,188,290
12,475,000		4.500%, due 02/28/11	13,228,864
6,100,000		5.125%, due 06/30/11	6,581,809
			47,755,658
		U.S. Treasury STRIP: 0.2%
3,100,000	^,Z	6.630%, due 05/15/25	1,499,610
			1,499,610
Total U.S. Treasury Obligations (Cost $52,026,845)			52,449,741
ASSET-BACKED SECURITIES: 0.3%
		Automobile Asset-Backed Securities: 0.3%
332,405		Capital Auto Receivables Asset Trust, 0.379%, due 07/15/10	327,148
440,183		Capital Auto Receivables Asset Trust, 4.980%, due 05/15/11	447,230
86,938		Capital One Auto Finance Trust, 5.070%, due 07/15/11	86,939

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Automobile Asset-Backed Securities (continued)
$187,800		Ford Credit Auto Owner Trust, 5.260%, due 10/15/10	$188,722
305,391		Harley-Davidson Motorcycle Trust, 4.070%, due 02/15/12	309,206
435,841		Harley-Davidson Motorcycle Trust, 4.410%, due 06/15/12	443,214
Total Asset-Backed Securities (Cost $1,788,338)			1,802,459
MUNICIPAL BONDS: 0.1%
		California: 0.1%
350,000	C	State of California, 5.950%, due 04/01/16	336,158
			336,158
		Illinois: 0.0%
190,000		Illinois State Toll Highway Authority, 6.184%, due 01/01/34	194,414
			194,414
Total Municipal Bonds (Cost $541,734)			530,572
OTHER BONDS: 0.3%
		Foreign Government Bonds: 0.3%
960,000	C	Federative Republic of Brazil, 6.000%, due 01/17/17	990,240
295,000	#	Korea Railroad Corp., 5.375%, due 05/15/13	288,630
430,000	C	Mexico Government International Bond, 5.625%, due 01/15/17	436,880
395,000		Republic of Italy, 6.875%, due 09/27/23	444,391
100,000		Republic of Peru, 7.125%, due 03/30/19	107,250
Total Other Bonds (Cost $2,201,693)			2,267,391

Total Investments in Securities (Cost $726,626,893)*	95.3%	$674,293,607
Other Assets and Liabilities - Net	4.7	33,225,677
Net Assets	100.0%	$707,519,284

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

STRIP  Separate Trading of Registered Interest and Principal of Securities

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $730,541,786.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$29,854,236
Gross Unrealized Depreciation	(86,102,415)
Net Unrealized Depreciation	$(56,248,179)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock
Aerospace/Defense	$5,659,026	$—	$—
Agriculture	2,376,418	—	—
Auto Parts & Equipment	3,216,486	—	—
Banks	45,055,624	1,671,217	—
Beverages	3,462,958	—	—
Chemicals	6,553,672	—	—
Commercial Services	5,973,971	—	—
Computers	9,500,433	—	—
Cosmetics/Personal Care	5,258,237	—	—
Diversified Financial Services	6,481,118	—	—
Electric	20,907,690	—	—
Electronics	5,042,973	—	—
Food	21,128,596	—	—
Healthcare - Products	11,342,019	—	—
Home Furnishings	6,596,886	—	—
Insurance	33,390,388	—	—
Internet	12,469,593	—	—
Leisure Time	2,208,629	—	—
Media	36,204,796	—	—
Mining	10,964,411	—	—
Miscellaneous Manufacturing	25,516,493	—	—
Oil & Gas	58,258,996	—	—
Oil & Gas Services	7,141,626	—	—
Pharmaceuticals	32,550,844	—	—
Retail	26,925,985	—	—
Semiconductors	13,283,138	—	—
Telecommunications	18,564,691	—	—
Total Common Stock	436,035,697	1,671,217	—

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Stock	$—	$20,155,314	$—
Convertible Bonds	—	77,783,275	—
Corporate Bonds/Notes	—	68,738,233	—
U.S. Government Agency Obligations	—	12,859,708	—
U.S. Treasury Obligations	2,595,009	49,854,732	—
Asset-Backed Securities	—	1,802,459	—
Municipal Bonds	—	530,572	—
Other Bonds	—	2,267,391	—
Total	$438,630,706	$235,662,901	$—
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACTS

Section 15 of the Investment Company Act of 1940 Act, as amended (the "1940 Act"), mandates that, when a series of ING Partners, Inc. (the "Company") enters into a new sub-advisory agreement, the Board of Directors (the "Board") of the Company, including a majority of Board members who have no direct or indirect interest in the Advisory and Sub-Advisory contracts, and who are not "interested persons" of the series, as such term is defined under the 1940 Act (the "Independent Directors"), must approve the new arrangements. Discussed below are certain factors that the Board considered in determining whether to approve new sub-advisory arrangements for ING Neuberger Berman Partners Portfolio (the "Portfolio"), one of the Company's series.

Approval of Pre-Merger Transition Sub-Advisory Contract

ING Neuberger Berman Partners Portfolio had been sub-advised by Neuberger Berman Management Inc. ("Neuberger Berman") since its inception in January 2006. At its March 27, 2009 meeting, the Board approved the merger of the Portfolio with and into ING RussellTM Large Cap Index Portfolio (the "Neuberger Berman Merger"). On March 27, 2009, the Board, including a majority of the Independent Directors, determined to appoint ING Investment Management Co. ("ING IM") as sub-adviser to the Portfolio and considered the approval of a new sub-advisory contract (the "ING IM Agreement") for the Portfolio. The Board approved the ING IM Agreement under which ING IM would provide sub-advisory services to transition the Portfolio's investment portfolio during the pre-merger period, provided that Portfolio shareholders approved the Neuberger Berman Merger and the sub-advisory contract with ING IM.

In determining whether to approve the ING IM Agreement for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the ING IM Agreement should be approved for the Portfolio. The materials provided to the Board in support of the ING IM Agreement included the following: (1) a memorandum discussing the implementation of the transition strategy for the Portfolio in anticipation of the Neuberger Berman Merger; (2) responses to questions posed by K&L Gates on behalf of the Independent Directors; (3) supporting documentation, including a copy of the form of the ING IM Agreement; and (4) other information relevant to the Board's evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by Management and by ING IM in connection with its management of other funds in the ING Funds Complex. Such information included, among other things: (1) a detailed analysis of the Portfolio's performance, including attribution analyses, which had been provided at regular Board meetings; (2) hypothetical performance of ING RussellTM Large Cap Index Portfolio based on the returns of the RussellTM Large Cap Index, adjusted for the expenses of ING RussellTM Large Cap Index Portfolio; and (3) a presentation to the Domestic Equity Funds Investment Review Committee, at its March 26, 2009 meeting, from ING IM representatives regarding ING RussellTM Large Cap Index Portfolio.

The Board's consideration of whether to approve the ING IM Agreement took into account several factors including, but not limited to, the following: (1) the view of Directed Services LLC (the "Adviser") with respect to ING IM's management of ING RussellTM Large Cap Index Portfolio; (2) the nature and quality of the services to be provided by ING IM under the ING IM Agreement; (3) the personnel, operations, and investment management capabilities of ING IM; (4) the fairness of the compensation under the ING IM Agreement in light of the services to be provided by ING IM; (5) the sub-advisory fee rate payable by the Adviser; (6) ING IM's operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of other funds in the ING Funds complex; and (7) ING IM's Code of Ethics, which has previously been approved for the Portfolio and other ING Funds, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) ING IM should be appointed as the Portfolio's sub-adviser under the ING IM Agreement and to provide advisory services to the Portfolio during the pre-merger period; (2) the sub-advisory fee rate payable by the Adviser to ING IM is reasonable in the context of all factors considered by the Board; and (3) ING IM maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from the Portfolio's CCO that ING IM's compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws.

Based on these conclusions and other factors, the Board voted to approve the ING IM Agreement. During this approval process, different Board

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

members may have given different weight to different individual factors and related conclusions.

Approval of Change of Control Sub-Advisory Contract

As discussed above, Neuberger has managed the Portfolio since January 2006 pursuant to a sub-advisory agreement which was last approved for renewal by the Board on November 14, 2008 (the "Former Agreement"). On May 4, 2009, Lehman Brothers Holdings, Inc. ("Lehman Brothers"), the parent of Neuberger, was acquired by Neuberger Berman Group, LLC ("Neuberger Berman Group"), an employee group consisting of portfolio managers and senior professionals of the newly independent company (the "Transaction"). As a result Neuberger, previously a wholly-owned subsidiary of Lehman Brothers, became a subsidiary of Neuberger Berman Group.

The 1940 Act requires that an agreement under which a registered investment adviser serves as the sub-adviser to an investment company must provide for the automatic termination of the agreement in the event of its "assignment" (as such term is defined under the 1940 Act). A sale of a controlling block of an investment adviser's voting securities generally is deemed to result in an assignment of the investment adviser's advisory agreements. The consummation of the Transaction constituted a sale of a controlling block of voting securities of Neuberger, resulting in the assignment and automatic termination of the Former Agreement.

In order for management of the Portfolio to continue uninterrupted after the Transaction, the Adviser entered into a new sub-advisory contract with Neuberger, effective as of May 4, 2009, under which Neuberger has continued to provide day-to-day management services to the Portfolio (the "New Agreement"). The Transaction did not result in a change to the personnel managing the Portfolio or its investment strategy.

In anticipation of the Transaction, at a meeting held on January 30, 2009, the Board, including a majority of the Independent Directors, determined to re-appoint Neuberger as sub-adviser to the Portfolio under the New Agreement. In determining whether to approve the New Agreement for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the New Agreement should be approved for the Portfolio. The materials provided to the Board in support of the New Agreement included the following: (1) a memorandum discussing the change of control of Neuberger and the resulting assignment and automatic termination of the Former Agreement; (2) responses to questions posed by K&L Gates on behalf of the Independent Directors; (3) supporting documentation, including a copy of the form of the New Agreement; and (4) other information relevant to the Board's evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by Management and by Neuberger in connection with its management of funds in the ING Funds Complex, including the Portfolio. Such information included, among other things a detailed analysis of the Portfolio's performance, including attribution analyses, which had been provided at regular Board meetings.

The Board's consideration of whether to approve the New Agreement took into account several factors including, but not limited to, the following: (1) the Adviser's view with respect to Neuberger's management of the Portfolio; (2) the nature and quality of the services to be provided by Neuberger under the New Agreement; (3) the personnel, operations, and investment management capabilities of Neuberger after the consummation of the Transaction, including Neuberger's representations that the portfolio management personnel providing day-to-day management services to the Portfolio would remain in place through the closing of the Transaction and would continue to manage assets after the close; (4) the fairness of the compensation under the New Agreement in light of the services to be provided by Neuberger and the fact that there would be no change in the projected profitability of Neuberger or the Adviser in connection with the Transaction; (5) that the sub-advisory fee rate payable by the Adviser would remain unchanged after the Transaction is completed and the Transaction would not affect the advisory fee payable by the Portfolio to the Adviser; (6) Neuberger's representations that the Transaction would not adversely affect the nature and quality of services provided to the Portfolio and that the Transaction was not expected to have a material adverse effect on the ability of Neuberger to provide those services; (7) Neuberger's operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of the Portfolio and other funds in the ING Funds complex; and (8) Neuberger's Code of Ethics, which has previously been approved for the Portfolio and other ING Funds, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) Neuberger should be

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

appointed as the Portfolio's sub-adviser under the New Agreement and continue to provide advisory services to the Portfolio; (2) the sub-advisory fee rate payable by the Adviser to Neuberger is reasonable in the context of all factors considered by the Board; and (3) Neuberger maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from the Portfolio's CCO that Neuberger's compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws. The Board also noted that there would be further opportunity for review of the Portfolio's more recent performance and other relevant factors in the course of deliberations for the next annual renewal of the Advisory Contract in November 2009.

Based on these conclusions and other factors, the Board voted to approve the New Agreement. During this approval process, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-UIPI  (0609-082609)

Semi-Annual Report

June 30, 2009

Adviser Class ("Class ADV"),
Service Class ("Class S") and
Service 2 Class ("Class S2")

ING Partners, Inc.

■ ING Fidelity® VIP Contrafund® Portfolio*

■ ING Fidelity® VIP Equity-Income Portfolio*

■ ING Fidelity® VIP Growth Portfolio*

■ ING Fidelity® VIP Mid Cap Portfolio*

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

*  Fidelity and Contrafund are registered trademarks of FMR Corp.

MUTUAL FUNDS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	6

Statements of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	10

Notes to Financial Statements	13

Portfolios of Investments	18

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Dear Shareholder,

As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.

Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.

Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.

As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President & Chief Executive Officer
ING Funds
June 30, 2009

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)  The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2009

Many were hopeful as the year started that the newly elected U.S. president's promised $1 trillion stimulus package, a federal funds rate now reduced to 0% - 0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product ("GDP") for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.

While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program ("TARP"). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president's first budget, which projected a $1.75 trillion deficit!

While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup's claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as "green shoots".

In housing, the Standard & Poor's ("S&P") /Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.

A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter's decades high 6.3%.

Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government's stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.

U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points ("bp"). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.

U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month's gains on June 30, 2009, as a reading of consumer confidence disappointed.

2

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2009

In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%, there were hopes that stimulus packages in China and in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)  The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009, unless otherwise indicated. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Fidelity® VIP Contrafund® Portfolio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*
Class ADV	$1,000.00	$1,083.30	1.48%	$7.64	$1,000.00	$1,017.46	1.48%	$7.40
Class S	1,000.00	1,086.00	1.23	6.36	1,000.00	1,018.70	1.23	6.16
Class S2(1)	1,000.00	1,009.00	1.38	1.29	1,000.00	1,017.95	1.38	6.90
ING Fidelity® VIP Equity-Income Portfolio
Class ADV	$1,000.00	$1,043.40	1.39%	$7.04	$1,000.00	$1,017.90	1.39%	$6.95
Class S	1,000.00	1,044.70	1.14	5.78	1,000.00	1,019.14	1.14	5.71
Class S2(1)	1,000.00	1,008.10	1.29	1.21	1,000.00	1,018.40	1.29	6.46
ING Fidelity® VIP Growth Portfolio
Class ADV	$1,000.00	$1,040.30	1.50%	$7.59	$1,000.00	$1,017.36	1.50%	$7.50
Class S	1,000.00	1,041.40	1.25	6.33	1,000.00	1,018.60	1.25	6.26
Class S2(1)	1,000.00	997.30	1.40	1.30	1,000.00	1,017.85	1.40	7.00

*  Expenses are equal to each Portfolio's respective annualized expense ratios, including the expenses of the underlying fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)  Commencement of operations was May 28, 2009. Expenses paid for the Actual Portfolio Return reflect the 34-day period ended June 30, 2009.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Fidelity® VIP Mid Cap Portfolio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*
Class ADV	$1,000.00	$1,140.70	1.49%	$7.91	$1,000.00	$1,017.41	1.49%	$7.45
Class S	1,000.00	1,141.90	1.24	6.59	1,000.00	1,018.65	1.24	6.21
Class S2(1)	1,000.00	1,010.10	1.39	1.30	1,000.00	1,017.90	1.39	6.95

*  Expenses are equal to each Portfolio's respective annualized expense ratios, including the expenses of the underlying fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)  Commencement of operations was May 28, 2009. Expenses paid for the Actual Portfolio Return reflect the 34-day period ended June 30, 2009.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio	ING Fidelity® VIP Equity-Income Portfolio	ING Fidelity® VIP Growth Portfolio	ING Fidelity® VIP Mid Cap Portfolio
ASSETS:
Investments in master fund(1) at value*	$335,048,378	$32,194,265	$25,920,524	$59,603,188
Cash	311	975	2	264
Receivables:
Investments in master fund sold	643,447	—	—	—
Fund shares sold	12,949	17,647	405	25,747
Total assets	335,705,085	32,212,887	25,920,931	59,629,199
LIABILITIES:
Payable for investments in master fund purchased	12,949	4,785	—	21,761
Payable for fund shares redeemed	643,447	12,862	329	3,986
Payable to affiliates	84,143	8,151	6,508	15,205
Total liabilities	740,539	25,798	6,837	40,952
NET ASSETS	$334,964,546	$32,187,089	$25,914,094	$59,588,247
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$570,111,644	$60,262,590	$40,008,690	$81,931,967
Undistributed net investment income	2,373,144	976,383	83,602	2,857,384
Accumulated net realized gain (loss) on master fund	(12,758,549)	(7,698,545)	(906,745)	2,976,526
Net unrealized depreciation on master fund	(224,761,693)	(21,353,339)	(13,271,453)	(28,177,630)
NET ASSETS	$334,964,546	$32,187,089	$25,914,094	$59,588,247
* Cost of investments in master fund	$559,810,071	$53,547,604	$39,191,977	$87,780,818
Class ADV:
Net Assets	$3,730,776	$400,185	$16,337	$2,235,951
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	551,907	64,031	2,180	222,577
Net asset value and redemption price per share	$6.76	$6.25	$7.49	$10.05
Class S:
Net Assets	$331,230,743	$31,783,882	$25,894,765	$57,349,262
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	48,591,077	5,038,090	3,433,772	5,653,985
Net asset value and redemption price per share	$6.82	$6.31	$7.54	$10.14
Class S2:
Net Assets	$3,027	$3,022	$2,992	$3,034
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	448	483	399	302
Net asset value and redemption price per share	$6.76	$6.26	$7.50	$10.05

(1)   The master funds for the ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income, ING Fidelity® VIP Growth and ING Fidelity® VIP Mid Cap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income, Fidelity® VIP Growth and Fidelity® VIP Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the master Fidelity funds' financial statements.

See Accompanying Notes to Financial Statements
6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio	ING Fidelity® VIP Equity-Income Portfolio	ING Fidelity® VIP Growth Portfolio	ING Fidelity® VIP Mid Cap Portfolio
INVESTMENT INCOME:
Dividends from master fund(1)	$298,191	$43,384	$4,285	$33,983
Total investment income	298,191	43,384	4,285	33,983
EXPENSES:
Distribution and service fees:
Class ADV	8,828	880	38	4,906
Class S	364,440	37,672	30,074	62,408
Class S2	2	2	2	2
Administrative service fees	73,771	7,618	6,020	12,973
Total expenses	447,041	46,172	36,134	80,289
Net investment loss	(148,850)	(2,788)	(31,849)	(46,306)
REALIZED AND UNREALIZED GAIN (LOSS) ON MASTER FUND:
Net realized gain (loss) on:
Sale of master fund	(11,171,980)	(4,447,787)	(978,669)	(2,526,819)
Capital gain distributions from master fund	—	—	3,214	—
Net realized loss on sale of master fund and capital gain distributions from master fund	(11,171,980)	(4,447,787)	(975,455)	(2,526,819)
Net change in unrealized appreciation or depreciation on master fund	37,377,191	5,944,573	2,056,443	9,823,569
Net realized and unrealized gain on master fund	26,205,211	1,496,786	1,080,988	7,296,750
Increase in net assets resulting from operations	$26,056,361	$1,493,998	$1,049,139	$7,250,444

(1)   The master funds for the ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income, ING Fidelity® VIP Growth and ING Fidelity® VIP Mid Cap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income, Fidelity® VIP Growth and Fidelity® VIP Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the master Fidelity funds' financial statements.

See Accompanying Notes to Financial Statements
7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio		ING Fidelity® VIP Equity-Income Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income (loss)	$(148,850)	$2,205,424	$(2,788)	$984,378
Net realized loss on sale of master fund and capital gain distributions from master fund	(11,171,980)	(1,256,835)	(4,447,787)	(3,245,655)
Net change in unrealized appreciation or depreciation on master fund	37,377,191	(207,595,158)	5,944,573	(22,117,601)
Increase (decrease) in net assets resulting from operations	26,056,361	(206,646,569)	1,493,998	(24,378,878)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(287,679)	—	(13,082)
Class S	—	(20,316,461)	—	(1,067,800)
Net realized gains:
Class ADV	—	(1,262,009)	—	(74,580)
Class S	—	(82,261,044)	—	(4,837,903)
Total distributions	—	(104,127,193)	—	(5,993,365)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,330,551	106,764,151	2,036,205	13,467,673
Reinvestment of distributions	—	104,127,193	—	5,993,365
	23,330,551	210,891,344	2,036,205	19,461,038
Cost of shares redeemed	(8,489,228)	(28,515,023)	(4,501,490)	(10,447,381)
Net increase (decrease) in net assets resulting from capital share transactions	14,841,323	182,376,321	(2,465,285)	9,013,657
Net increase (decrease) in net assets	40,897,684	(128,397,441)	(971,287)	(21,358,586)
NET ASSETS:
Beginning of period	294,066,862	422,464,303	33,158,376	54,516,962
End of period	$334,964,546	$294,066,862	$32,187,089	$33,158,376
Undistributed net investment income at end of period	$2,373,144	$2,521,994	$976,383	$979,171

See Accompanying Notes to Financial Statements
8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fidelity® VIP Growth Portfolio		ING Fidelity® VIP Mid Cap Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income (loss)	$(31,849)	$120,396	$(46,306)	$(48,852)
Net realized gain (loss) on sale of master fund and capital gain distributions from master fund	(975,455)	76,015	(2,526,819)	8,470,665
Net change in unrealized appreciation or depreciation on master fund	2,056,443	(21,331,658)	9,823,569	(42,284,695)
Increase (decrease) in net assets resulting from operations	1,049,139	(21,135,247)	7,250,444	(33,862,882)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(27,897)	—	(168,121)
Net realized gains:
Class ADV	—	(582)	—	(186,341)
Class S	—	(910,084)	—	(4,381,013)
Total distributions	—	(938,563)	—	(4,735,475)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,409,641	14,153,777	4,309,983	13,230,418
Reinvestment of distributions	—	938,563	—	4,735,475
	2,409,641	15,092,340	4,309,983	17,965,893
Cost of shares redeemed	(2,066,240)	(6,764,021)	(3,163,002)	(9,100,049)
Net increase in net assets resulting from capital share transactions	343,401	8,328,319	1,146,981	8,865,844
Net increase (decrease) in net assets	1,392,540	(13,745,491)	8,397,425	(29,732,513)
NET ASSETS:
Beginning of period	24,521,554	38,267,045	51,190,822	80,923,335
End of period	$25,914,094	$24,521,554	$59,588,247	$51,190,822
Undistributed net investment income at end of period	$83,602	$115,451	$2,857,384	$2,903,690

See Accompanying Notes to Financial Statements
9

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss) on affiliated master fund	Total from investment operations	From net investment income	From net realized gains from affiliated master fund		From return of capital from affiliated master fund	Total distributions		Net asset value, end of year or period	Total Return(1)	Gross expenses excluding expenses of the master fund(2)(3)

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)		($)	(%)	(%)
ING Fidelity® VIP Contrafund® Portfolio
Class ADV
06-30-09	6.24	(0.00	)*	0.52	0.52	—	—		—	—		6.76	8.33	0.55
12-31-08	14.62	0.05	•	(5.34)	(5.29)	0.58	2.51		—	3.09		6.24	(43.00)	0.55
12-31-07	13.28	0.03		2.12	2.15	0.02	0.79		—	0.81		14.62	16.69	0.55
12-31-06	11.99	0.07	•	1.22	1.29	—	0.00	*	—	0.00	*	13.28	10.78	0.55
12-31-05	10.34	(0.03)		1.68	1.65	—	—		—	—		11.99	15.96	0.55
11-15-04(5)- 12-31-04	10.00	(0.01)		0.35	0.34	—	—		—	—		10.34	3.40	0.55
Class S
06-30-09	6.28	(0.01)		0.55	0.54	—	—		—	—		6.82	8.60	0.30
12-31-08	14.72	0.06	•	(5.37)	(5.31)	0.62	2.51		—	3.13		6.28	(42.90)	0.30
12-31-07	13.37	0.09		2.11	2.20	0.06	0.79		—	0.85		14.72	16.92	0.30
12-31-06	12.03	0.11	•	1.23	1.34	—	0.00	*	—	0.00	*	13.37	11.16	0.30
12-31-05	10.34	(0.01)		1.70	1.69	—	—		—	—		12.03	16.34	0.30
11-15-04(5)- 12-31-04	10.00	0.00	*	0.34	0.34	—	—		—	—		10.34	3.40	0.30
Class S2
05-28-09(5)- 06-30-09	6.70	(0.01	)•	0.07	0.06	—	—		—	—		6.76	0.90	0.55
ING Fidelity® VIP Equity-Income Portfolio
Class ADV
06-30-09	5.99	(0.00	)*	0.26	0.26	—	—		—	—		6.25	4.34	0.55
12-31-08	11.94	0.22		(4.97)	(4.75)	0.18	1.02		—	1.20		5.99	(43.07)	0.55
12-31-07	12.83	0.13	•	(0.01)	0.12	0.21	0.80		—	1.01		11.94	0.69	0.55
12-31-06	10.78	0.33	•	1.73	2.06	—	0.01		—	0.01		12.83	19.14	0.55
12-31-05	10.27	(0.03)		0.54	0.51	—	—		—	—		10.78	4.97	0.55
11-15-04(5)- 12-31-04	10.00	(0.01)		0.28	0.27	—	—		—	—		10.27	2.70	0.55
Class S
06-30-09	6.04	0.01		0.26	0.27	—	—		—	—		6.31	4.47	0.30
12-31-08	12.06	0.20	•	(4.98)	(4.78)	0.22	1.02		—	1.24		6.04	(42.96)	0.30
12-31-07	12.94	0.21		(0.05)	0.16	0.24	0.80		—	1.04		12.06	0.97	0.30
12-31-06	10.83	0.33	•	1.79	2.12	—	0.01		—	0.01		12.94	19.61	0.30
12-31-05	10.28	(0.01)		0.56	0.55	—	—		—	—		10.83	5.35	0.30
11-15-04(5)- 12-31-04	10.00	0.00	*	0.28	0.28	—	—		—	—		10.28	2.80	0.30

	Ratios to average net assets		Supplemental data			Ratios and supplemental data of the master fund
	Net expenses excluding expenses of the master fund(2)(3)	Net investment income (loss) excluding expenses of the master fund(2)(3)	Net assets, end of year or period	Portfolio turnover rate(4)		Expenses including gross expenses of the master fund(2)		Expenses including expenses net of voluntary waivers, if any, of the master fund(2)		Expenses including expenses net of all reductions of the master fund(2)		Portfolio turnover rate of the master fund

Year or period ended	(%)	(%)	($000's)	(%)		(%)		(%)		(%)		(%)
ING Fidelity® VIP Contrafund® Portfolio
Class ADV
06-30-09	0.55	(0.33)	3,731	3		1.48		1.48		1.47		156
12-31-08	0.55	0.51	3,897	8		1.46		1.46		1.45		172
12-31-07	0.55	0.24	7,741	35		1.45		1.45		1.44		134
12-31-06	0.55	0.53	6,317	16		1.46		1.46		1.45		75
12-31-05	0.55	(0.50)	3,358	5		1.46		1.46		1.44		60
11-15-04(5)- 12-31-04	0.55	(0.55)	1	0	*	1.48	†	1.48	†	1.46	†	64	†
Class S
06-30-09	0.30	(0.10)	331,231	3		1.23		1.23		1.22		156
12-31-08	0.30	0.58	290,170	8		1.21		1.21		1.20		172
12-31-07	0.30	0.63	414,723	35		1.20		1.20		1.19		134
12-31-06	0.30	0.84	217,927	16		1.21		1.21		1.20		75
12-31-05	0.30	(0.29)	57,988	5		1.21		1.21		1.19		60
11-15-04(5)- 12-31-04	0.30	(0.30)	33	0	*	1.23	†	1.23	†	1.21	†	64	†
Class S2
05-28-09(5)- 06-30-09	0.45	(0.45)	3	3		1.48		1.38		1.37		156
ING Fidelity® VIP Equity-Income Portfolio
Class ADV
06-30-09	0.55	(0.28)	400	7		1.39		1.39		1.39		26
12-31-08	0.55	1.83	399	23		1.37		1.37		1.37		34
12-31-07	0.55	1.01	944	24		1.35		1.35		1.35		20
12-31-06	0.55	2.80	1,002	25		1.37		1.37		1.37		22
12-31-05	0.55	(0.44)	78	22		1.36		1.36		1.35		19
11-15-04(5)- 12-31-04	0.55	(0.55)	1	0	*	1.38	†	1.38	†	1.37	†	22	†
Class S
06-30-09	0.30	(0.02)	31,784	7		1.14		1.14		1.14		26
12-31-08	0.30	2.14	32,759	23		1.12		1.12		1.12		34
12-31-07	0.30	1.61	53,573	24		1.10		1.10		1.10		20
12-31-06	0.30	2.77	33,038	25		1.12		1.12		1.12		22
12-31-05	0.30	(0.30)	10,259	22		1.11		1.11		1.10		19
11-15-04(5)- 12-31-04	0.30	(0.30)	1	0	*	1.13	†	1.13	†	1.12	†	22	†

See Accompanying Notes to Financial Statements
10

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss) on affiliated master fund	Total from investment operations	From net investment income	From net realized gains from affiliated master fund	From return of capital from affiliated master fund	Total distributions	Net asset value, end of year or period	Total Return(1)	Gross expenses excluding expenses of the master fund(2)(3)

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)
ING Fidelity® VIP Equity-Income Portfolio (continued)
Class S2
05-28-09(5)- 06-30-09	6.21	(0.00	)•,*	0.05	0.05	—	—	—	—	6.26	0.81	0.55
ING Fidelity® VIP Growth Portfolio
Class ADV
06-30-09	7.20	(0.02)		0.31	0.29	—	—	—	—	7.49	4.03	0.55
12-31-08	14.09	—		(6.61)	(6.61)	—	0.28	—	0.28	7.20	(47.66)	0.55
12-31-07	11.38	(0.02)		2.96	2.94	—	0.23	—	0.23	14.09	26.01	0.55
10-30-06(6)- 12-31-06	11.34	(0.01)		0.05	0.04	—	—	—	—	11.38	0.35	0.55
01-01-06- 05-04-06(6)	10.68	(0.01)		0.53	0.52	—	—	—	—	11.20	4.87	0.55
12-31-05	10.20	(0.05)		0.53	0.48	—	—	—	—	10.68	4.71	0.55
11-15-04(5)- 12-31-04	10.00	(0.01)		0.21	0.20	—	—	—	—	10.20	2.00	0.55
Class S
06-30-09	7.24	(0.01)		0.31	0.30	—	—	—	—	7.54	4.14	0.30
12-31-08	14.13	0.04	•	(6.64)	(6.60)	0.01	0.28	—	0.29	7.24	(47.49)	0.30
12-31-07	11.38	0.00	*	2.98	2.98	—	0.23	—	0.23	14.13	26.37	0.30
12-31-06	10.73	(0.02)		0.68	0.66	—	0.01	—	0.01	11.38	6.19	0.30
13-31-05	10.21	(0.01)		0.53	0.52	—	—	—	—	10.73	5.09	0.30
11-15-04(5)- 12-31-04	10.00	(0.00	)*	0.21	0.21	—	—	—	—	10.21	2.10	0.30
Class S2
05-28-09(5)- 06-30-09	7.52	(0.00	)•,*	(0.02)	(0.02)	—	—	—	—	7.50	(0.27)	0.55

	Ratios to average net assets		Supplemental data			Ratios and supplemental data of the master fund
	Net expenses excluding expenses of the master fund(2)(3)	Net investment income (loss) excluding expenses of the master fund(2)(3)	Net assets, end of year or period	Portfolio turnover rate(4)		Expenses including gross expenses of the master fund(2)		Expenses including expenses net of voluntary waivers, if any, of the master fund(2)		Expenses including expenses net of all reductions of the master fund(2)		Portfolio turnover rate of the master fund

Year or period ended	(%)	(%)	($000's)	(%)		(%)		(%)		(%)		(%)
ING Fidelity® VIP Equity-Income Portfolio (continued)
Class S2
05-28-09(5)- 06-30-09	0.45	(0.45)	3	7		1.39		1.29		1.29		26
ING Fidelity® VIP Growth Portfolio
Class ADV
06-30-09	0.55	(0.51)	16	9		1.50		1.50		1.50		172
12-31-08	0.55	(0.02)	16	20		1.48		1.48		1.47		161
12-31-07	0.55	(0.16)	28	18		1.45		1.45		1.44		109
10-30-06(6)- 12-31-06	0.55	(0.55)	21	43		1.49		1.49		1.47		114
01-01-06- 05-04-06(6)	0.55	(0.20)	1	43		1.49		1.49		1.47		114
12-31-05	0.55	(0.25)	1	29		1.47		1.47		1.43		79
11-15-04(5)- 12-31-04	0.55	(0.55)	1	0	*	1.48	†	1.48	†	1.45	†	72	†
Class S
06-30-09	0.30	(0.26)	25,895	9		1.25		1.25		1.25		172
12-31-08	0.30	0.35	24,506	20		1.23		1.23		1.22		161
12-31-07	0.30	0.01	38,239	18		1.20		1.20		1.19		109
12-31-06	0.30	(0.18)	17,434	43		1.24		1.24		1.22		114
13-31-05	0.30	(0.28)	10,679	29		1.22		1.22		1.18		79
11-15-04(5)- 12-31-04	0.30	(0.30)	1	0	*	1.23	†	1.23	†	1.20	†	72	†
Class S2
05-28-09(5)- 06-30-09	0.45	(0.45)	3	9		1.50		1.40		1.40		172

See Accompanying Notes to Financial Statements
11

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss) on affiliated master fund	Total from investment operations	From net investment income	From net realized gains from affiliated master fund	From return of capital from affiliated master fund	Total distributions	Net asset value, end of year or period	Total Return(1)	Gross expenses excluding expenses of the master fund(2)(3)

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)
ING Fidelity® VIP Mid Cap Portfolio
Class ADV
06-30-09	8.81	(0.02)		1.26	1.24	—	—	—	—	10.05	14.07	0.55
12-31-08	15.59	(0.03	)•	(5.91)	(5.94)	—	0.84	—	0.84	8.81	(39.90)	0.55
12-31-07	13.84	(0.01)		2.03	2.02	—	0.27	—	0.27	15.59	14.64	0.55
12-31-06	12.39	(0.05	)*	1.51	1.46	—	0.01	—	0.01	13.84	11.77	0.55
13-31-05	10.55	(0.02)		1.86	1.84	—	—	—	—	12.39	17.44	0.55
11-15-04(5)- 12-31-04	10.00	(0.00	)*	0.55	0.55	—	—	—	—	10.55	5.50	0.55
Class S
06-30-09	8.88	(0.02)		1.28	1.26	—	—	—	—	10.14	14.19	0.30
12-31-08	15.72	(0.01	)•	(5.95)	(5.96)	0.04	0.84	—	0.88	8.88	(39.82)	0.30
12-31-07	13.92	0.03	•	2.05	2.08	0.01	0.27	—	0.28	15.72	15.00	0.30
12-31-06	12.42	(0.03	)•	1.54	1.51	—	0.01	—	0.01	13.92	12.15	0.30
13-31-05	10.56	(0.01)		1.87	1.86	—	—	—	—	12.42	17.61	0.30
11-15-04(5)- 12-31-04	10.00	(0.00	)*	0.56	0.56	—	—	—	—	10.56	5.60	0.30
Class S2
05-28-09(5)- 06-30-09	9.95	(0.00	)•,*	0.10	0.10	—	—	—	—	10.05	1.01	0.55

	Ratios to average net assets		Supplemental data			Ratios and supplemental data of the master fund
	Net expenses excluding expenses of the master fund(2)(3)	Net investment income (loss) excluding expenses of the master fund(2)(3)	Net assets, end of year or period	Portfolio turnover rate(4)		Expenses including gross expenses of the master fund(2)		Expenses including expenses net of voluntary waivers, if any, of the master fund(2)		Expenses including expenses net of all reductions of the master fund(2)		Portfolio turnover rate of the master fund

Year or period ended	(%)	(%)	($000's)	(%)		(%)		(%)		(%)		(%)
ING Fidelity® VIP Mid Cap Portfolio
Class ADV
06-30-09	0.55	(0.42)	2,236	6		1.49		1.49		1.49		90
12-31-08	0.55	(0.20)	1,953	13		1.48		1.48		1.47		145
12-31-07	0.55	(0.06)	3,315	12		1.46		1.46		1.45		113
12-31-06	0.55	(0.40)	2,190	12		1.48		1.48		1.46		149
13-31-05	0.55	(0.48)	1,501	14		1.49		1.49		1.44		107
11-15-04(5)- 12-31-04	0.55	(0.55)	1	0	*	1.51	†	1.51	†	1.48	†	55	†
Class S
06-30-09	0.30	(0.17)	57,349	6		1.24		1.24		1.24		90
12-31-08	0.30	(0.06)	49,238	13		1.23		1.23		1.22		145
12-31-07	0.30	0.20	77,608	12		1.21		1.21		1.20		113
12-31-06	0.30	(0.24)	38,562	12		1.23		1.23		1.21		149
13-31-05	0.30	(0.32)	4,065	14		1.24		1.24		1.19		107
11-15-04(5)- 12-31-04	0.30	(0.30)	17	0	*	1.26	†	1.26	†	1.23	†	55	†
Class S2
05-28-09(5)- 06-30-09	0.45	(0.45)	3	6		1.49		1.39		1.39		90

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for periods less than one year is not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges, which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(2)  Annualized for periods less than one year.

(3)  Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the master fund.

(5)  Commencement of operations.

(6)  Class ADV was fully redeemed on May 5, 2006 and recommenced operations on October 30, 2006.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than 0.500% or $0.005 or more than $(0.005).

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series ("Portfolios"), each of which has its own investment objective, policies and restrictions. The Portfolios serve as investment options underlying variable insurance products offered by Directed Services LLC ("DSL" or the "Investment Adviser") and its insurance company affiliates. The Company currently consists of thirty-six active separate investment series. The four Portfolios included in this report are: ING Fidelity® VIP Contrafund® Portfolio* ("Contrafund"); ING Fidelity® VIP Equity-Income Portfolio ("Equity-Income"), ING Fidelity® VIP Growth Portfolio ("Growth") and ING Fidelity® VIP Mid Cap Portfolio ("Mid Cap") (each, a "Portfolio" and collectively, the "Portfolios").

Contrafund seeks long-term capital appreciation by investing all of its assets in the Service Class 2 Shares of the VIP Contrafund® Portfolio, a series of Fidelity Variable Insurance Products Fund II, a registered open-end investment company.

Equity-Income seeks reasonable income and also considers the potential for capital appreciation and seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500® Index by investing all of its assets in the Service Class 2 Shares of the VIP Equity-Income Portfolio, a series of Fidelity Variable Insurance Products Fund, a registered open-end investment company.

Growth seeks capital appreciation by investing all of its assets in the Service Class 2 Shares of the VIP Growth Portfolio, a series of Fidelity Variable Insurance Products Fund, a registered open-end investment company.

Mid Cap seeks long-term growth of capital by investing all of its assets in the Service Class 2 Shares of the VIP Mid Cap Portfolio, a series of Fidelity Variable Insurance Products Fund III, a registered open-end investment company.

Each Portfolio in this report operates as a "feeder fund" which means it invests all of its assets in a separate mutual fund, the master fund: VIP Contrafund® Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio (each a "Master Fund" and collectively, the "Master Funds"). Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. Typically, the Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities. At June 30, 2009, Contrafund, Equity-Income, Growth and Mid Cap Portfolios each held 2.2% or less of their respective Master Fund.

The Portfolios offer three classes of shares, referred to as Service Class ("Class S"), Service 2 Class ("Class S2") and Adviser Class ("Class ADV"). Each share class represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, and any different shareholder services relating to a class of shares. Shares of the Portfolios may be offered to seperate accounts ("Separate Accounts") of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies ("Variable Contracts") and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Separate Account context. Shares of the Portfolios are not currently offered directly to Qualified Plans or custodial accounts.

Each Portfolio is distributed by ING Funds Distributor, LLC ("IFD" or the "Distributor"). DSL serves as the investment adviser to each Portfolio. IFD and DSL are both indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank's core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep's Debt/Equity ratio.

*  Fidelity and Contrafund are registered trademarks of FMR Corp.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. The valuation of each Portfolio's investment in its corresponding Master Fund is based on the net asset value of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds' notes to their financial statements, which accompany this report.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing each Portfolios' investments under these levels of classification is included following the Portfolios of Investments. For the six months ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

  On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.  Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any available capital loss carryforwards have been fully utilized or expired.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Fidelity Management & Research Company ("FMR") serves as investment adviser to each Master Fund. FMR has day-to-day responsibility for choosing investments for each Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee.

Each Master Fund, VIP Contrafund® Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Mid Cap Portfolio, pays FMR a management fee for advisory services at annual rates of 0.57%, 0.47%, 0.57% and 0.56%, of each respective Master Fund's current average daily net assets. Pursuant to its Investment Management Agreement with the Company, if the respective Portfolio does not invest substantially all of its assets in another investment company, DSL may charge an annual advisory fee at annual rates equal to 0.58%, 0.48%, 0.58% and 0.58% of average daily net assets for Contrafund, Equity-Income, Growth and Mid Cap, respectively. If a Portfolio invests substantially all of its assets in another investment company, DSL does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC will charge an administration fee of 0.05% of average daily net assets for that Portfolio. Pursuant to its administration agreement with the Portfolios, if the respective Portfolio does not invest substantially all of its assets in another investment company, ING Funds Services, LLC may receive an annual administration fee equal to 0.15%, 0.15%, 0.15% and 0.17% of average daily net assets for Contrafund, Equity-Income, Growth and Mid Cap, respectively.

NOTE 4 — INVESTMENT IN UNDERLYING PORTFOLIOS

For the six months ended June 30, 2009, the cost of purchases and proceeds from sales of the Master Funds were as follows:

	Purchases	Sales
Contrafund	$23,314,401	$8,609,850
Equity-Income	2,031,724	4,499,870
Growth	2,386,691	2,074,742
Mid Cap	4,044,191	2,941,050

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each Portfolio has adopted a Shareholder Servicing Plan ("Service Plan") for the Class S, Class S2 and Class ADV shares of each Portfolio. Under the Service Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S and Class ADV shares.

Each Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") for the Classes ADV and S2 shares of each Portfolio. The Distribution Plan provides for a distribution fee, payable to IFD as the Distributor at an annual rate of 0.25% of each Portfolio's average daily net assets attributable to Class ADV and Class S2 shares. The Distributor has contractually agreed to waive a portion of the distribution fee equal to 0.10% of each Portfolio's average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2010.

Fidelity Distributors Corporation ("FDC") distributes Service Class 2 shares of each Master Fund. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month. Shareholders of Class S and Class ADV of each respective Portfolio pay only their proportionate share of the Master Fund 12b-1 plan expenses.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2009, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities:

Fund	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Contrafund	$13,897	$70,248	$84,145
Equity-Income	1,361	6,790	8,151
Growth	1,084	5,424	6,508
Mid Cap	2,456	12,749	15,205

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

At June 30, 2009, the following indirect, wholly-owned subsidiary of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Contrafund (99.70%); Equity-Income (99.30%); Growth (99.60%); Mid Cap (99.50%).

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Company has adopted a Retirement Policy ("Policy") covering all independent directors of the Company who will have served as an independent director for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

Investors in the Portfolios should recognize that an investment in the Portfolios bears not only a proportionate share of the expenses of the Portfolios (including operating costs and management fees, if any), but also indirectly similar expenses of the underlying mutual funds in which each Portfolio invests. Investors also bear their proportionate share of any sales charges incurred by the Portfolios related to the purchase of shares of the mutual fund investments.

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding
Year or period ended	#	#	#	#
Contrafund
Class ADV
06-30-09	62,040	—	(134,669)	(72,629)
12-31-08	118,246	168,444	(191,662)	95,028
Class S
06-30-09	3,769,524	—	(1,352,255)	2,417,269
12-31-08	9,644,843	11,077,484	(2,720,771)	18,001,556
Class S2
05-28-09(1) - 06-30-09	448	—	—	448
Equity-Income
Class ADV
06-30-09	5,749	—	(8,384)	(2,635)
12-31-08	9,366	9,872	(31,625)	(12,387)
Class S
06-30-09	355,369	—	(745,376)	(390,007)
12-31-08	1,426,932	660,593	(1,103,323)	984,202
Class S2
05-28-09(1) - 06-30-09	483	—	—	483
Growth
Class ADV
06-30-09	200	—	(233)	(33)
12-31-08	2,501	51	(2,321)	231
Class S
06-30-09	345,311	—	(296,392)	48,919
12-31-08	1,218,202	81,706	(622,235)	677,673
Class S2
05-28-09(1) - 06-30-09	399	—	—	399
Mid Cap
Class ADV
06-30-09	32,687	—	(31,844)	843
12-31-08	39,566	14,011	(44,412)	9,165
Class S
06-30-09	432,527	—	(322,461)	110,066
12-31-08	943,868	339,488	(677,625)	605,731
Class S2
05-28-09(1) - 06-30-09	302	—	—	302

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding
Year or period ended	($)	($)	($)	($)
Contrafund
Class ADV
06-30-09	373,178	—	(799,019)	(425,841)
12-31-08	1,385,830	1,549,687	(2,051,684)	883,833
Class S
06-30-09	22,954,373	—	(7,690,209)	15,264,164
12-31-08	105,378,321	102,577,506	(26,463,339)	181,492,488
Class S2
05-28-09(1) - 06-30-09	3,000	—	—	3,000
Equity-Income
Class ADV
06-30-09	33,234	—	(44,645)	(11,411)
12-31-08	84,479	87,662	(239,983)	(67,842)
Class S
06-30-09	1,999,971	—	(4,456,845)	(2,456,874)
12-31-08	13,383,194	5,905,703	(10,207,398)	9,081,499
Class S2
05-28-09(1) - 06-30-09	3,000	—	—	3,000
Growth
Class ADV
06-30-09	1,415	—	(1,620)	(205)
12-31-08	31,806	582	(28,528)	3,860
Class S
06-30-09	2,405,226	—	(2,064,620)	340,606
12-31-08	14,121,971	937,981	(6,735,493)	8,324,459
Class S2
05-28-09(1) - 06-30-09	3,000	—	—	3,000
Mid Cap
Class ADV
06-30-09	296,807	—	(277,989)	18,818
12-31-08	537,123	186,341	(530,545)	192,919
Class S
06-30-09	4,010,176	—	(2,885,013)	1,125,163
12-31-08	12,693,295	4,549,134	(8,569,504)	8,672,925
Class S2
05-28-09(1) - 06-30-09	3,000	—	—	3,000

(1) Commencement of operations.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 8 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2009. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2008 was as follows:

	Ordinary Income	Long-Term Capital Gains
Contrafund	$20,607,464	$83,519,729
Equity-Income	1,080,882	4,912,483
Growth	27,897	910,666
Mid Cap	168,121	4,567,354

The tax-basis components of distributable earnings as of December 31, 2008 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)
Contrafund	$2,521,994	$10,140,567	$(273,866,020)
Equity-Income	979,171	24,426	(30,573,096)
Growth	115,451	745,448	(16,004,634)
Mid Cap	2,903,690	7,444,937	(39,942,791)

The Portfolios' major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2004.

As of June 30, 2009, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 9 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2009, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Long- Term Capital Gains	Payable Date	Record Date
Contrafund
Class ADV	$0.0152	$0.2041	August 13, 2009	August 11, 2009
Class S	$0.0513	$0.2041	August 13, 2009	August 11, 2009
Class S2	$0.0705	$0.2041	August 13, 2009	August 11, 2009
Equity-Income
Class ADV	$0.1643	$0.0050	August 13, 2009	August 11, 2009
Class S	$0.1959	$0.0050	August 13, 2009	August 11, 2009
Class S2	$0.2186	$0.0050	August 13, 2009	August 11, 2009
Growth
Class ADV	$0.0040	$0.2161	August 13, 2009	August 11, 2009
Class S	$0.0337	$0.2161	August 13, 2009	August 11, 2009
Class S2	$0.0588	$0.2161	August 13, 2009	August 11, 2009
Mid Cap
Class ADV	$0.4718	$1.2906	August 13, 2009	August 11, 2009
Class S	$0.5057	$1.2906	August 13, 2009	August 11, 2009
Class S2	$0.5358	$1.2906	August 13, 2009	August 11, 2009

The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 21, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

17

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP CONTRAFUND® PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares		Value
MASTER FUND: 100.0%
20,392,476	ING Fidelity VIP Contrafund Portfolio	$335,048,378

Total Investments in Master Fund (Cost $559,810,071)*	100.0%	$335,048,378
Other Assets and Liabilities - Net	(0.0)	(83,832)
Net Assets	100.0%	$334,964,546

*  Cost for federal income tax purposes is $582,709,185.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(247,660,807)
Net Unrealized Depreciation	$(247,660,807)
Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Fund	$335,048,378	$—	$—
Total	$335,048,378	$—	$—
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For further information about the master Fidelity Fund's policy regarding valuation of investments and other significant accounting policies, please refer to their respective financial statements and Notes to Financial Statements.

See Accompanying Notes to Financial Statements
18

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares		Value
MASTER FUND: 100.0%
2,368,967	ING Fidelity VIP Equity-Income Portfolio	$32,194,265

Total Investments in Master Fund (Cost $53,547,604)*	100.0%	$32,194,265
Other Assets and Liabilities - Net	(0.0)	(7,176)
Net Assets	100.0%	$32,187,089

*  Cost for federal income tax purposes is $59,127,137.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(26,932,872)
Net Unrealized Depreciation	$(26,932,872)
Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Fund	$32,194,265	$—	$—
Total	$32,194,265	$—	$—
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For further information about the master Fidelity Fund's policy regarding valuation of investments and other significant accounting policies, please refer to their respective financial statements and Notes to Financial Statements.

See Accompanying Notes to Financial Statements
19

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares		Value
MASTER FUND: 100.0%
1,066,249	ING Fidelity VIP Growth Portfolio	$25,920,524

Total Investments in Master Fund (Cost $39,191,977)*	100.0%	$25,920,524
Other Assets and Liabilities - Net	(0.0)	(6,430)
Net Assets	100.0%	$25,914,094

*  Cost for federal income tax purposes is $40,757,058.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(14,836,534)
Net Unrealized Depreciation	$(14,836,534)
Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Fund	$25,920,524	$—	$—
Total	$25,920,524	$—	$—
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For further information about the master Fidelity Fund's policy regarding valuation of investments and other significant accounting policies, please refer to their respective financial statements and Notes to Financial Statements.

See Accompanying Notes to Financial Statements
20

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP MID CAP PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares		Value
MASTER FUND: 100.0%
2,877,991	ING Fidelity VIP Mid Cap Portfolio	$59,603,188

Total Investments in Master Fund (Cost $87,780,818)*	100.0%	$59,603,188
Other Assets and Liabilities - Net	(0.0)	(14,941)
Net Assets	100.0%	$59,588,247

*  Cost for federal income tax purposes is $92,249,227.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(32,646,039)
Net Unrealized Depreciation	$(32,646,039)
Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices Markets for Identical Investments (Level 1)	in Active Other Observable Inputs (Level 2)	Significant Significant Unobservable Inputs (Level 3)
Master Fund	$59,603,188	$—	$—
Total	$59,603,188	$—	$—
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For further information about the master Fidelity Fund's policy regarding valuation of investments and other significant accounting policies, please refer to their respective financial statements and Notes to Financial Statements.

See Accompanying Notes to Financial Statements
21

Investment Adviser

ING Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-UFID  (0609-082809)

Semi-Annual Report

June 30, 2009

Adviser Class (“ADV”), Initial Class (“I”),

Service Class (“S”), Service 2 Class (“S2”) and Class T

ING Partners, Inc.

■	ING Solution Growth and Income Portfolio

■	ING Solution Growth Portfolio

■	ING Solution Income Portfolio

■	ING Solution 2015 Portfolio

■	ING Solution 2025 Portfolio

■	ING Solution 2035 Portfolio

■	ING Solution 2045 Portfolio

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.

Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.

Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.

As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President & Chief Executive Officer

ING Funds

June 30, 2009

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.
(2)	The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2009

Many were hopeful as the year started that the newly elected U.S. president’s promised $1 trillion stimulus package, a federal funds rate now reduced to 0% - 0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product (“GDP”) for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.

While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program (“TARP”). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president’s first budget, which projected a $1.75 trillion deficit!

While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup’s claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as “green shoots”.

In housing, the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.

A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter’s decades high 6.3%.

Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government’s stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.

U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points (“bp”). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.

U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month’s gains on June 30, 2009, as a reading of consumer confidence disappointed.

In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%, there were hopes that stimulus packages in China and

2

MARKET PERSPECTIVE:   SIX MONTHS ENDED JUNE 30, 2009

in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)   The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)  The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period (except as noted) and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2009**	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2009**
ING Solution Growth and Income Portfolio
Class ADV	$1,000.00	$1,042.00	0.62%	$3.14	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,045.50	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,045.80	0.37	1.88	1,000.00	1,022.96	0.37	1.86
ING Solution Growth Portfolio
Class ADV	$1,000.00	$1,051.00	0.62%	$3.15	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,051.90	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,050.70	0.37	1.88	1,000.00	1,022.96	0.37	1.86
ING Solution Income Portfolio
Class ADV	$1,000.00	$1,044.20	0.62%	$3.14	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,047.70	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,045.90	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2(1)	1,000.00	1,009.40	0.52	0.49	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,043.90	0.82	4.16	1,000.00	1,020.73	0.82	4.11

*	Expense ratios do not include expenses of Underlying Funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.
(1)	Commencement of operations was May 28, 2009. Expenses paid for the Actual Portfolio Return reflect the 34-day period ended June 30, 2009.

4

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2009**	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2009**
ING Solution 2015 Portfolio
Class ADV	$1,000.00	$1,049.80	0.62%	$3.15	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,052.40	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,050.50	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2(1)	1,000.00	1,008.90	0.52	0.49	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,048.30	0.82	4.16	1,000.00	1,020.73	0.82	4.11
ING Solution 2025 Portfolio
Class ADV	$1,000.00	$1,050.90	0.62%	$3.15	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,053.60	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,051.50	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2(1)	1,000.00	1,005.90	0.52	0.49	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,049.40	0.82	4.17	1,000.00	1,020.73	0.82	4.11
ING Solution 2035 Portfolio
Class ADV	$1,000.00	$1,056.70	0.62%	$3.16	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,058.20	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,057.40	0.37	1.89	1,000.00	1,022.96	0.37	1.86
Class S2(1)	1,000.00	1,004.80	0.52	0.49	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,055.10	0.82	4.18	1,000.00	1,020.73	0.82	4.11
ING Solution 2045 Portfolio
Class ADV	$1,000.00	$1,059.70	0.62%	$3.17	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,062.50	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,061.70	0.37	1.89	1,000.00	1,022.96	0.37	1.86
Class S2(1)	1,000.00	1,003.60	0.52	0.49	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,058.40	0.82	4.19	1,000.00	1,020.73	0.82	4.11

*	Expense ratios do not include expenses of Underlying Funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.
(1)	Commencement of operations was May 28, 2009. Expenses paid for the Actual Portfolio Return reflect the 34-day period ended June 30, 2009.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING Solution Growth and Income Portfolio	ING Solution Growth Portfolio	ING Solution Income Portfolio	ING Solution 2015 Portfolio
ASSETS:
Investments in affiliated underlying funds*	$913,946	$291,473	$197,885,996	$596,888,408
Receivables:
Investments in affiliated underlying funds sold	—	—	227,612	1,501,699
Fund shares sold	55,689	10,270	109,955	211,163
Dividends and interest	—	—	26,001	100,225

Total assets	969,635	301,743	198,249,564	598,701,495

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	55,689	10,270	24,500	93,773
Payable for fund shares redeemed	—	—	337,567	1,712,862
Payable to affiliates	241	81	73,334	223,301

Total liabilities	55,930	10,351	435,401	2,029,936

NET ASSETS	$913,705	$291,392	$197,814,163	$596,671,559

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$906,207	$334,644	$227,749,851	$756,471,849
Undistributed net investment income	9,734	2,943	10,511,223	24,175,786
Accumulated net realized loss on investments	(49,443)	(64,744)	(35,021,963)	(111,285,098)
Net unrealized appreciation or depreciation on investments	47,207	18,549	(5,424,948)	(72,690,978)

NET ASSETS	$913,705	$291,392	$197,814,163	$596,671,559

* Cost of investments in affiliated underlying funds	$866,739	$272,924	$203,310,944	$669,579,386

Class ADV:
Net assets	$801	$708	$91,232,666	$254,307,811
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	101	101	9,420,112	28,059,081
Net asset value and redemption price per share	$7.93	$7.01	$9.68	$9.06
Class I:
Net assets	$812	$716	$26,472,246	$56,236,988
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	101	101	2,679,634	6,085,427
Net asset value and redemption price per share	$8.04	$7.09	$9.88	$9.24
Class S:
Net assets	$912,092	$289,968	$79,568,933	$283,845,091
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	114,112	41,166	8,121,210	30,973,719
Net asset value and redemption price per share	$7.99	$7.04	$9.80	$9.16
Class S2:
Net assets	n/a	n/a	$3,029	$3,028
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	313	334
Net asset value and redemption price per share	n/a	n/a	$9.68	$9.05
Class T:
Net assets	n/a	n/a	$537,289	$2,278,641
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	55,090	249,847
Net asset value and redemption price per share	n/a	n/a	$9.75	$9.12

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING Solution 2025 Portfolio	ING Solution 2035 Portfolio	ING Solution 2045 Portfolio
ASSETS:
Investments in affiliated underlying funds*	$850,387,864	$684,252,137	$415,389,180
Receivables:
Investments in affiliated underlying funds sold	974,837	781,406	—
Fund shares sold	594,808	264,864	775,833
Dividends and interest	69,229	—	—

Total assets	852,026,738	685,298,407	416,165,013

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	64,523	—	182,336
Payable for fund shares redeemed	1,569,645	1,046,270	593,497
Payable to affiliates	319,812	258,926	172,844

Total liabilities	1,953,980	1,305,196	948,677

NET ASSETS	$850,072,758	$683,993,211	$415,216,336

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,148,771,290	$939,946,816	$569,519,314
Undistributed net investment income	27,939,697	19,253,956	9,633,845
Accumulated net realized loss on investments	(165,738,911)	(115,366,773)	(57,941,035)
Net unrealized depreciation on investments	(160,899,318)	(159,840,788)	(105,995,788)

NET ASSETS	$850,072,758	$683,993,211	$415,216,336

* Cost of investments in affiliated underlying funds	$1,011,287,182	$844,092,925	$521,384,968

Class ADV:
Net assets	$363,848,654	$301,170,042	$173,219,457
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	42,932,147	35,898,945	20,760,165
Net asset value and redemption price per share	$8.47	$8.39	$8.34
Class I:
Net assets	$80,755,061	$63,861,209	$44,666,502
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	9,333,534	7,466,380	5,253,858
Net asset value and redemption price per share	$8.65	$8.55	$8.50
Class S:
Net assets	$400,928,426	$315,869,450	$195,559,650
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	46,756,171	37,231,537	23,206,189
Net asset value and redemption price per share	$8.57	$8.48	$8.43
Class S2:
Net assets	$3,016	$3,014	$3,010
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	355	361	360
Net asset value and redemption price per share	$8.49	$8.36	$8.36
Class T:
Net assets	$4,537,601	$3,089,496	$1,767,717
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	533,614	366,883	211,842
Net asset value and redemption price per share	$8.50	$8.42	$8.34

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING Solution Growth and Income Portfolio	ING Solution Growth Portfolio	ING Solution Income Portfolio	ING Solution 2015 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,497	$310	$567,167	$1,526,932

Total investment income	1,497	310	567,167	1,526,932

EXPENSES:
Investment management fees	319	102	91,839	271,207
Distribution and service fees:
Class ADV	2	—	209,910	567,312
Class S	797	253	93,535	326,263
Class S2	—	—	2	2
Class T	—	—	2,030	8,865
Administrative service fees	64	20	18,367	54,237

Total expenses	1,182	375	415,683	1,227,886
Net waived and reimbursed fees	—	—	(135)	(591)

Net expenses	1,182	375	415,548	1,227,295

Net investment income (loss)	315	(65)	151,619	299,637

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED UNDERLYING FUNDS:
Net realized loss on sale of affiliated underlying funds	(21,648)	(8,906)	(28,628,505)	(103,136,948)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	62,318	26,629	36,707,047	131,364,582

Net realized and unrealized gain on affiliated underlying funds	40,670	17,723	8,078,542	28,227,634

Increase in net assets resulting from operations	$40,985	$17,658	$8,230,161	$28,527,271

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING Solution 2025 Portfolio	ING Solution 2035 Portfolio	ING Solution 2045 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,554,065	$756,976	$275,872

Total investment income	1,554,065	756,976	275,872

EXPENSES:
Investment management fees	372,172	293,749	172,510
Distribution and service fees:
Class ADV	797,322	644,144	360,822
Class S	434,503	340,657	203,241
Class S2	2	2	2
Class T	15,926	10,977	6,228
Administrative service fees	74,427	58,745	34,501

Total expenses	1,694,352	1,348,274	777,304
Net waived and reimbursed fees	(1,062)	(732)	(415)

Net expenses	1,693,290	1,347,542	776,889

Net investment loss	(139,225)	(590,566)	(501,017)

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED UNDERLYING FUNDS:
Net realized loss on affiliated underlying funds	(153,632,663)	(104,874,834)	(56,231,457)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	197,969,425	145,288,788	83,799,127

Net realized and unrealized gain on affiliated underlying funds	44,336,762	40,413,954	27,567,670

Increase in net assets resulting from operations	$44,197,537	$39,823,388	$27,066,653

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Growth and Income Portfolio		ING Solution Growth Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income (loss)	$315	$8,076	$(65)	$2,608
Net realized loss on affiliated underlying funds	(21,648)	(26,444)	(8,906)	(55,435)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	62,318	(15,068)	26,629	(7,994)

Increase (decrease) in net assets resulting from operations	40,985	(33,436)	17,658	(60,821)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(1)	—	—
Class S	—	(49)	—	(32)
Net realized gains — Class S	—	(11)	—	(10)

Total distributions	—	(61)	—	(42)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	483,286	908,118	160,942	443,431
Reinvestment of distributions	—	61	—	42

	483,286	908,179	160,942	443,473
Cost of shares redeemed	(237,415)	(250,870)	(62,057)	(210,741)

Net increase in net assets resulting from capital share transactions	245,871	657,309	98,885	232,732

Net increase in net assets	286,856	623,812	116,543	171,869

NET ASSETS:
Beginning of period	626,849	3,037	174,849	2,980

End of period	$913,705	$626,849	$291,392	$174,849

Undistributed net investment income at end of period	$9,734	$9,419	$2,943	$3,008

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Income Portfolio		ING Solution 2015 Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$151,619	$7,840,513	$299,637	$16,871,707
Net realized loss on affiliated underlying funds	(28,628,505)	(3,452,529)	(103,136,948)	(610,429)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	36,707,047	(43,404,206)	131,364,582	(208,674,736)

Increase (decrease) in net assets resulting from operations	8,230,161	(39,016,222)	28,527,271	(192,413,458)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,740,408)	—	(4,216,315)
Class I	—	(511,129)	—	(1,060,101)
Class S	—	(1,560,007)	—	(5,059,477)
Class T	—	(7,710)	—	(20,554)
Net realized gains:
Class ADV	—	(1,719,778)	—	(5,716,660)
Class I	—	(438,658)	—	(1,216,587)
Class S	—	(1,493,209)	—	(6,515,523)
Class T	—	(18,829)	—	(58,737)

Total distributions	—	(7,489,728)	—	(23,863,954)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,685,495	95,980,424	60,560,670	237,250,383
Reinvestment of distributions	—	7,489,728	—	23,863,954

	24,685,495	103,470,152	60,560,670	261,114,337
Cost of shares redeemed	(22,561,301)	(71,727,881)	(44,481,364)	(76,927,400)

Net increase in net assets resulting from capital share transactions	2,124,194	31,742,271	16,079,306	184,186,937

Net increase (decrease) in net assets	10,354,355	(14,763,679)	44,606,577	(32,090,475)

NET ASSETS:
Beginning of period	187,459,808	202,223,487	552,064,982	584,155,457

End of period	$197,814,163	$187,459,808	$596,671,559	$552,064,982

Undistributed net investment income at end of period	$10,511,223	$10,359,604	$24,175,786	$23,876,149

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2025 Portfolio		ING Solution 2035 Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income (loss)	$(139,225)	$17,335,107	$(590,566)	$10,267,347
Net realized loss on affiliated underlying funds	(153,632,663)	(397,339)	(104,874,834)	(396,715)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	197,969,425	(367,056,165)	145,288,788	(314,538,327)

Increase (decrease) in net assets resulting from operations	44,197,537	(350,118,397)	39,823,388	(304,667,695)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(4,704,284)	—	(3,688,612)
Class I	—	(1,282,849)	—	(862,011)
Class S	—	(5,330,309)	—	(4,205,618)
Class T	—	(41,555)	—	(25,445)
Net realized gains:
Class ADV	—	(10,936,486)	—	(9,751,030)
Class I	—	(2,404,367)	—	(1,835,332)
Class S	—	(11,737,332)	—	(10,543,787)
Class T	—	(198,139)	—	(193,565)

Total distributions	—	(36,635,321)	—	(31,105,400)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	105,022,063	318,542,475	90,715,193	258,929,778
Reinvestment of distributions	—	36,635,321	—	31,105,400

	105,022,063	355,177,796	90,715,193	290,035,178
Cost of shares redeemed	(39,466,966)	(87,720,238)	(21,646,232)	(58,556,632)

Net increase in net assets resulting from capital share transactions	65,555,097	267,457,558	69,068,961	231,478,546

Net increase (decrease) in net assets	109,752,634	(119,296,160)	108,892,349	(104,294,549)

NET ASSETS:
Beginning of period	740,320,124	859,616,284	575,100,862	679,395,411

End of period	$850,072,758	$740,320,124	$683,993,211	$575,100,862

Undistributed net investment income at end of period	$27,939,697	$28,078,922	$19,253,956	$19,844,522

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2045 Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income (loss)	$(501,017)	$4,812,198
Net realized gain (loss) on affiliated underlying funds	(56,231,457)	4,012,347
Net change in unrealized appreciation or depreciation on affiliated underlying funds	83,799,127	(195,754,299)

Increase (decrease) in net assets resulting from operations	27,066,653	(186,929,754)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,619,346)
Class I	—	(479,356)
Class S	—	(1,977,748)
Class T	—	(10,175)
Net realized gains:
Class ADV	—	(5,281,873)
Class I	—	(1,216,567)
Class S	—	(6,006,370)
Class T	—	(89,034)

Total distributions	—	(16,680,469)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	70,917,907	168,391,531
Reinvestment of distributions	—	16,680,469

	70,917,907	185,072,000
Cost of shares redeemed	(10,289,108)	(33,964,504)

Net increase in net assets resulting from capital share transactions	60,628,799	151,107,496

Net increase (decrease) in net assets	87,695,452	(52,502,727)

NET ASSETS:
Beginning of period	327,520,884	380,023,611

End of period	$415,216,336	$327,520,884

Undistributed net investment income at end of period	$9,633,845	$10,134,862

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Solution Growth and Income Portfolio
Class ADV
06-30-09	7.61	(0.00	)*	0.32	0.32	—		—		—	—	7.93	4.20	0.62	0.62	0.62	(0.08)	1	85
12-31-08	10.00	0.16		(2.55)	(2.39)	—		0.00	*	—	—	7.61	(23.88)	0.62	0.62	0.62	1.78	1	212
07-02-07(5) – 12-31-07	10.00	0.13		(0.13)	—	—		—		—	—	10.00	0.00 *	0.62	0.62	0.62	2.55	1	7
Class I
06-30-09	7.69	0.01		0.34	0.35	—		—		—	—	8.04	4.55	0.12	0.12	0.12	0.15	1	85
12-31-08	10.04	0.21	•	(2.55)	(2.34)	0.01		0.00	*	—	0.01	7.69	(23.32)	0.12	0.12	0.12	2.26	1	212
07-02-07(5) – 12-31-07	10.00	0.15		(0.11)	0.04	—		—		—	—	10.04	0.40	0.12	0.12	0.12	3.04	1	7
Class S
06-30-09	7.64	0.00	•,*	0.35	0.35	—		—		—	—	7.99	4.58	0.37	0.37	0.37	0.10	912	85
12-31-08	10.02	0.46	•	(2.82)	(2.36)	0.02		0.00	*	—	0.02	7.64	(23.63)	0.37	0.37	0.37	6.07	625	212
07-02-07(5) – 12-31-07	10.00	0.14		(0.12)	0.02	—		—		—	—	10.02	0.20	0.37	0.37	0.37	2.79	1	7

ING Solution Growth Portfolio
Class ADV
06-30-09	6.67	(0.01)		0.35	0.34	—		—		—	—	7.01	5.10	0.62	0.62	0.62	(0.31)	1	72
12-31-08	9.81	0.14	•	(3.28)	(3.14)	—		0.00	*	—	—	6.67	(32.00)	0.62	0.62	0.62	1.59	1	283
07-02-07(5) – 12-31-07	10.00	0.08		(0.27)	(0.19)	—		—		—	—	9.81	(1.90)	0.62	0.62	0.62	1.58	1	8
Class I
06-30-09	6.74	0.01		0.34	0.35	—		—		—	—	7.09	5.19	0.12	0.12	0.12	0.18	1	72
12-31-08	9.85	0.19	•	(3.30)	(3.11)	—		0.00	*	—	—	6.74	(31.57)	0.12	0.12	0.12	2.19	1	283
07-02-07(5) – 12-31-07	10.00	0.11		(0.26)	(0.15)	—		—		—	—	9.85	(1.50)	0.12	0.12	0.12	2.28	1	8
Class S
06-30-09	6.70	(0.00	)•,*	0.34	0.34	—		—		—	—	7.04	5.07	0.37	0.37	0.37	(0.06)	290	72
12-31-08	9.83	0.22	•	(3.35)	(3.13)	0.00	*	0.00	*	—	—	6.70	(31.81)	0.37	0.37	0.37	3.14	173	283
07-02-07(5) – 12-31-07	10.00	0.09		(0.26)	(0.17)	—		—		—	—	9.83	(1.70)	0.37	0.37	0.37	1.83	1	8

ING Solution Income Portfolio
Class ADV
06-30-09	9.27	(0.01)		0.42	0.41	—		—		—	—	9.68	4.42	0.62	0.62	0.62	(0.00)*	91,233	53
12-31-08	11.54	0.37	•	(2.27)	(1.90)	0.19		0.18		—	0.37	9.27	(16.93)	0.62	0.62	0.62	3.46	85,343	84
12-31-07	11.08	0.32	•	0.22	0.54	0.07		0.01		—	0.08	11.54	4.91	0.62	0.62	0.62	2.80	93,760	35
12-31-06	10.36	0.57	•	0.17	0.74	0.02		0.00	*	—	0.02	11.08	7.21	0.62	0.62	0.62	5.29	20,477	32
04-29-05(5) – 12-31-05	10.02	0.54	•	(0.20)	0.34	—		—		—	—	10.36	3.39	0.62	0.62	0.62	7.93	188	21

See Accompanying Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Solution Income Portfolio (Continued)
Class I
06-30-09	9.43	0.01		0.44	0.45	—	—		—	—	9.88	4.77	0.12	0.12	0.12	0.50	26,472	53
12-31-08	11.70	0.48	•	(2.35)	(1.87)	0.22	0.18		—	0.40	9.43	(16.49)	0.12	0.12	0.12	4.41	24,417	84
12-31-07	11.18	0.37	•	0.24	0.61	0.08	0.01		—	0.09	11.70	5.44	0.12	0.12	0.12	3.20	18,104	35
12-31-06	10.41	0.42	•	0.37	0.79	0.02	0.00	*	—	0.02	11.18	7.66	0.12	0.12	0.12	3.89	3,053	32
04-29-05(5) – 12-31-05	10.02	0.29		0.10	0.39	—	—		—	—	10.41	3.89	0.12	0.12	0.12	4.27	1	21
Class S
06-30-09	9.37	0.02		0.41	0.43	—	—		—	—	9.80	4.59	0.37	0.37	0.37	0.25	79,569	53
12-31-08	11.63	0.40	•	(2.29)	(1.89)	0.19	0.18		—	0.37	9.37	(16.66)	0.37	0.37	0.37	3.70	77,076	84
12-31-07	11.13	0.30	•	0.28	0.58	0.07	0.01		—	0.08	11.63	5.23	0.37	0.37	0.37	2.61	88,723	35
12-31-06	10.39	0.36	•	0.40	0.76	0.02	0.00	*	—	0.02	11.13	7.37	0.37	0.37	0.37	3.28	54,634	32
04-29-05(5) – 12-31-05	10.02	0.36	•	0.01	0.37	—	—		—	—	10.39	3.69	0.37	0.37	0.37	5.22	507	21
Class S2
05-28-09(5)– 06-30-09	9.59	(0.00	)•,*	0.09	0.09	—	—		—	—	9.68	0.94	0.62	0.52	0.52	(0.52)	3	53
Class T
06-30-09	9.34	(0.01	)•	0.42	0.41	—	—		—	—	9.75	4.39	0.87	0.82	0.82	(0.20)	537	53
12-31-08	11.54	0.31	•	(2.25)	(1.94)	0.08	0.18		—	0.26	9.34	(17.14)	0.87	0.82	0.82	2.89	623	84
12-31-07	11.03	0.20		0.32	0.52	—	0.01		—	0.01	11.54	4.72	0.87	0.82	0.82	1.75	1,636	35
12-31-06	10.34	0.10	•	0.61	0.71	0.02	0.00	*	—	0.02	11.03	6.93	0.87	0.82	0.82	0.94	2,245	32
08-31-05(5) – 12-31-05	10.28	0.12		(0.06)	0.06	—	—		—	—	10.34	0.58	0.87	0.82	0.82	6.36	103	21

ING Solution 2015 Portfolio
Class ADV
06-30-09	8.63	(0.00	)•,*	0.43	0.43	—	—		—	—	9.06	4.98	0.62	0.62	0.62	(0.06)	254,308	51
12-31-08	12.26	0.28	•	(3.51)	(3.23)	0.17	0.23		—	0.40	8.63	(27.05)	0.62	0.62	0.62	2.56	231,719	59
12-31-07	11.84	0.24	•	0.27	0.51	0.07	0.02		—	0.09	12.26	4.30	0.62	0.62	0.62	1.99	237,369	39
12-31-06	10.74	0.40	•	0.73	1.13	0.02	0.01		—	0.03	11.84	10.54	0.62	0.62	0.62	3.49	71,923	14
04-29-05(5) – 12-31-05	10.04	0.44	•	0.26	0.70	—	—		—	—	10.74	6.97	0.62	0.62	0.62	6.29	1,032	49
Class I
06-30-09	8.78	0.01		0.45	0.46	—	—		—	—	9.24	5.24	0.12	0.12	0.12	0.44	56,237	51
12-31-08	12.44	0.34	•	(3.57)	(3.23)	0.20	0.23		—	0.43	8.78	(26.71)	0.12	0.12	0.12	3.10	51,793	59
12-31-07	11.95	0.30	•	0.28	0.58	0.07	0.02		—	0.09	12.44	4.90	0.12	0.12	0.12	2.41	41,863	39
12-31-06	10.80	0.33	•	0.85	1.18	0.02	0.01		—	0.03	11.95	10.96	0.12	0.12	0.12	2.85	14,384	14
04-29-05(5) – 12-31-05	10.04	0.11		0.65	0.76	—	—		—	—	10.80	7.57	0.12	0.12	0.12	1.51	1	49

See Accompanying Notes to Financial Statements

15

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

ING Solution 2015 Portfolio (Continued)
Class S
06-30-09	8.72	0.00	*	0.44	0.44	—	—	—	—	9.16	5.05	0.37	0.37	0.37	0.19	283,845	51
12-31-08	12.36	0.30	•	(3.53)	(3.23)	0.18	0.23	—	0.41	8.72	(26.86)	0.37	0.37	0.37	2.78	265,937	59
12-31-07	11.90	0.24	•	0.31	0.55	0.07	0.02	—	0.09	12.36	4.60	0.37	0.37	0.37	1.96	300,704	39
12-31-06	10.77	0.29	•	0.87	1.16	0.02	0.01	—	0.03	11.90	10.78	0.37	0.37	0.37	2.52	191,100	14
04-29-05(5) – 12-31-05	10.04	0.27	•	0.46	0.73	—	—	—	—	10.77	7.27	0.37	0.37	0.37	3.82	4,114	49
Class S2
05-28-09(5) – 06-30-09	8.97	(0.00	)•,*	0.08	0.08	—	—	—	—	9.05	0.89	0.62	0.52	0.52	(0.52)	3	51
Class T
06-30-09	8.70	(0.01	)•	0.43	0.42	—	—	—	—	9.12	4.83	0.87	0.82	0.82	(0.26)	2,279	51
12-31-08	12.28	0.27		(3.54)	(3.27)	0.08	0.23	—	0.31	8.70	(27.17)	0.87	0.82	0.82	2.27	2,615	59
12-31-07	11.81	0.17		0.32	0.49	—	0.02	—	0.02	12.28	4.15	0.87	0.82	0.82	1.38	4,220	39
12-31-06	10.74	0.04	•	1.06	1.10	0.02	0.01	—	0.03	11.81	10.26	0.87	0.82	0.82	0.38	4,661	14
08-31-05(5) – 12-31-05	10.53	0.13		0.08	0.21	—	—	—	—	10.74	1.99	0.87	0.82	0.82	11.28	694	49

ING Solution 2025 Portfolio
Class ADV
06-30-09	8.06	(0.01	)•	0.42	0.41	—	—	—	—	8.47	5.09	0.62	0.62	0.62	(0.20)	363,849	44
12-31-08	12.71	0.20	•	(4.41)	(4.21)	0.13	0.31	—	0.44	8.06	(34.05)	0.62	0.62	0.62	1.87	321,460	62
12-31-07	12.28	0.15	•	0.37	0.52	0.05	0.04	—	0.09	12.71	4.28	0.62	0.62	0.62	1.16	345,763	39
12-31-06	10.97	0.27	•	1.08	1.35	0.02	0.02	—	0.04	12.28	12.37	0.62	0.62	0.62	2.29	100,091	23
04-29-05(5) – 12-31-05	10.05	0.24	•	0.68	0.92	—	—	—	—	10.97	9.15	0.62	0.62	0.62	3.37	944	47
Class I
06-30-09	8.21	0.01	•	0.43	0.44	—	—	—	—	8.65	5.36	0.12	0.12	0.12	0.30	80,755	44
12-31-08	12.91	0.26	•	(4.49)	(4.23)	0.16	0.31	—	0.47	8.21	(33.72)	0.12	0.12	0.12	2.41	72,518	62
12-31-07	12.41	0.22	•	0.38	0.60	0.06	0.04	—	0.10	12.91	4.84	0.12	0.12	0.12	1.74	59,212	39
12-31-06	11.03	0.22	•	1.21	1.43	0.03	0.02	—	0.05	12.41	12.94	0.12	0.12	0.12	1.87	17,540	23
04-29-05(5) – 12-31-05	10.05	0.05	•	0.93	0.98	—	—	—	—	11.03	9.75	0.12	0.12	0.12	0.79	36	47
Class S
06-30-09	8.15	0.00	•,*	0.42	0.42	—	—	—	—	8.57	5.15	0.37	0.37	0.37	0.05	400,928	44
12-31-08	12.82	0.22	•	(4.44)	(4.22)	0.14	0.31	—	0.45	8.15	(33.87)	0.37	0.37	0.37	2.06	341,919	62
12-31-07	12.34	0.15	•	0.42	0.57	0.05	0.04	—	0.09	12.82	4.64	0.37	0.37	0.37	1.18	446,724	39
12-31-06	11.00	0.19	•	1.19	1.38	0.02	0.02	—	0.04	12.34	12.59	0.37	0.37	0.37	1.58	282,074	23
04-29-05(5) – 12-31-05	10.05	0.24	•	0.71	0.95	—	—	—	—	11.00	9.45	0.37	0.37	0.37	3.38	15,503	47
Class S2
05-28-09(5) – 06-30-09	8.44	(0.00	)•,*	0.05	0.05	—	—	—	—	8.49	0.59	0.62	0.52	0.52	(0.52)	3	44

See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Solution 2025 Portfolio (Continued)
Class T
06-30-09	8.10	(0.01)		0.41	0.40	—	—	—	—	8.50	4.94	0.87	0.82	0.82	(0.40)	4,538	44
12-31-08	12.72	0.16	•	(4.41)	(4.25)	0.06	0.31	—	0.37	8.10	(34.18)	0.87	0.82	0.82	1.45	4,423	62
12-31-07	12.25	0.07	•	0.44	0.51	—	0.04	—	0.04	12.72	4.17	0.87	0.82	0.82	0.53	7,917	39
12-31-06	10.97	0.02	•	1.31	1.33	0.03	0.02	—	0.05	12.25	12.09	0.87	0.82	0.82	0.19	9,588	23
08-31-05(5) – 12-31-05	10.68	0.08		0.21	0.29	—	—	—	—	10.97	2.72	0.87	0.82	0.82	6.79	971	47

ING Solution 2035 Portfolio
Class ADV
06-30-09	7.94	(0.01	)•	0.46	0.45	—	—	—	—	8.39	5.67	0.62	0.62	0.62	(0.36)	301,170	37
12-31-08	13.19	0.15	•	(4.91)	(4.76)	0.14	0.35	—	0.49	7.94	(37.18)	0.62	0.62	0.62	1.38	252,226	62
12-31-07	12.65	0.12	•	0.51	0.63	0.05	0.04	—	0.09	13.19	5.03	0.62	0.62	0.62	0.88	279,171	32
12-31-06	11.13	0.31	•	1.23	1.54	0.01	0.01	—	0.02	12.65	13.91	0.62	0.62	0.62	2.60	73,683	15
04-29-05(5) – 12-31-05	10.07	0.34	•	0.72	1.06	—	—	—	—	11.13	10.53	0.62	0.62	0.62	4.59	542	33
Class I
06-30-09	8.08	0.01	•	0.46	0.47	—	—	—	—	8.55	5.82	0.12	0.12	0.12	0.13	63,861	37
12-31-08	13.38	0.21	•	(4.99)	(4.78)	0.17	0.35	—	0.52	8.08	(36.85)	0.12	0.12	0.12	1.96	50,607	62
12-31-07	12.76	0.19	•	0.53	0.72	0.06	0.04	—	0.10	13.38	5.66	0.12	0.12	0.12	1.43	44,254	32
12-31-06	11.19	0.22	•	1.37	1.59	0.01	0.01	—	0.02	12.76	14.29	0.12	0.12	0.12	1.84	16,647	15
04-29-05(5) – 12-31-05	10.07	0.98	•	0.14	1.12	—	—	—	—	11.19	11.12	0.12	0.12	0.12	13.21	20	33
Class S
06-30-09	8.02	(0.00	)•,*	0.46	0.46	—	—	—	—	8.48	5.74	0.37	0.37	0.37	(0.11)	315,869	37
12-31-08	13.29	0.17	•	(4.94)	(4.77)	0.15	0.35	—	0.50	8.02	(37.01)	0.37	0.37	0.37	1.59	269,288	62
12-31-07	12.71	0.12	•	0.55	0.67	0.05	0.04	—	0.09	13.29	5.30	0.37	0.37	0.37	0.93	347,197	32
12-31-06	11.16	0.22	•	1.35	1.57	0.01	0.01	—	0.02	12.71	14.13	0.37	0.37	0.37	1.85	222,502	15
04-29-05(5) – 12-31-05	10.07	0.23	•	0.86	1.09	—	—	—	—	11.16	10.82	0.37	0.37	0.37	3.16	4,656	33
Class S2
05-28-09(5) – 06-30-09	8.32	(0.00	)•,*	0.04	0.04	—	—	—	—	8.36	0.48	0.62	0.52	0.52	(0.52)	3	37
Class T
06-30-09	7.98	(0.02)		0.46	0.44	—	—	—	—	8.42	5.51	0.87	0.82	0.82	(0.56)	3,089	37
12-31-08	13.18	0.09	•	(4.89)	(4.80)	0.05	0.35	—	0.40	7.98	(37.30)	0.87	0.82	0.82	0.78	2,979	62
12-31-07	12.60	0.05		0.57	0.62	—	0.04	—	0.04	13.18	4.89	0.87	0.82	0.82	0.38	8,774	32
12-31-06	11.12	0.02	•	1.48	1.50	0.01	0.01	—	0.02	12.60	13.56	0.87	0.82	0.82	0.18	8,525	15
08-31-05(5) – 12-31-05	10.76	0.12		0.24	0.36	—	—	—	—	11.12	3.35	0.87	0.82	0.82	15.26	460	33

See Accompanying Notes to Financial Statements

17

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

ING Solution 2045 Portfolio
Class ADV
06-30-09	7.87	(0.02	)•	0.49	0.47	—		—	—	—	8.34	5.97	0.62	0.62	0.62	(0.46)	173,219	29
12-31-08	13.66	0.12	•	(5.44)	(5.32)	0.11		0.36	—	0.47	7.87	(40.02)	0.62	0.62	0.62	1.14	136,526	57
12-31-07	13.01	0.05		0.66	0.71	0.03		0.03	—	0.06	13.66	5.51	0.62	0.62	0.62	0.33	148,649	39
12-31-06	11.35	0.15	•	1.53	1.68	0.00	*	0.02	—	0.02	13.01	14.82	0.62	0.62	0.62	1.22	36,741	20
04-29-05(5) – 12-31-05	10.08	0.19	•	1.08	1.27	—		—	—	—	11.35	12.6	0.62	0.62	0.62	2.54	334	106
Class I
06-30-09	8.00	0.00	•,*	0.50	0.50	—		—	—	—	8.50	6.25	0.12	0.12	0.12	0.04	44,667	29
12-31-08	13.84	0.19	•	(5.53)	(5.34)	0.14		0.36	—	0.50	8.00	(39.70)	0.12	0.12	0.12	1.71	33,161	57
12-31-07	13.13	0.12		0.66	0.78	0.04		0.03	—	0.07	13.84	5.96	0.12	0.12	0.12	0.84	28,381	39
12-31-06	11.40	0.12	•	1.64	1.76	0.01		0.02	—	0.03	13.13	15.38	0.12	0.12	0.12	0.98	10,442	20
04-29-05(5) – 12-31-05	10.08	0.08	•	1.24	1.32	—		—	—	—	11.40	13.10	0.12	0.12	0.12	1.12	2	106
Class S
06-30-09	7.94	(0.01	)•	0.50	0.49	—		—	—	—	8.43	6.17	0.37	0.37	0.37	(0.21)	195,560	29
12-31-08	13.75	0.15	•	(5.48)	(5.33)	0.12		0.36	—	0.48	7.94	(39.86)	0.37	0.37	0.37	1.32	156,122	57
12-31-07	13.06	0.07		0.68	0.75	0.03		0.03	—	0.06	13.75	5.79	0.37	0.37	0.37	0.54	199,688	39
12-31-06	11.37	0.11	•	1.60	1.71	0.00	*	0.02	—	0.02	13.06	15.06	0.37	0.37	0.37	0.90	114,650	20
04-29-05(5) – 12-31-05	10.08	0.08	•	1.21	1.29	—		—	—	—	11.37	12.80	0.37	0.37	0.37	1.11	783	106
Class S2
05-28-09(5) – 06-30-09	8.33	(0.00	)•,*	0.03	0.03	—		—	—	—	8.36	0.36	0.62	0.52	0.52	(0.52)	3	29
Class T
06-30-09	7.88	(0.02)		0.48	0.46	—		—	—	—	8.34	5.84	0.87	0.82	0.82	(0.66)	1,768	29
12-31-08	13.62	0.10		(5.44)	(5.34)	0.04		0.36	—	0.40	7.88	(40.12)	0.87	0.82	0.82	0.73	1,712	57
12-31-07	12.97	0.01		0.67	0.68	—		0.03	—	0.03	13.62	5.27	0.87	0.82	0.82	0.06	3,306	39
12-31-06	11.34	(0.04	)•	1.69	1.65	0.00	*	0.02	—	0.02	12.97	14.57	0.87	0.82	0.82	(0.29)	3,247	20
08-31-05(5) – 12-31-05	10.91	0.33	•	0.10	0.43	—		—	—	—	11.34	3.94	0.87	0.82	0.82	9.02	183	106

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or more than $(0.005) or more than (0.005)%.

See Accompanying Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-six active separate investment series. The seven Portfolios included in this report are: ING Solution Growth and Income Portfolio (“Solution Growth and Income”), ING Solution Growth Portfolio (“Solution Growth”), ING Solution Income Portfolio (“Solution Income”), ING Solution 2015 Portfolio (“Solution 2015”), ING Solution 2025 Portfolio (“Solution 2025”), ING Solution 2035 Portfolio (“Solution 2035”) and ING Solution 2045 Portfolio (“Solution 2045”) (each, a “Portfolio” and collectively, the “Portfolios”). With the exception of Solution Growth and Income, Solution Growth and Solution Income, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”). The investment objectives of the Portfolios are as follows: Solution Growth and Income — seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy; Solution Growth — seeks to provide capital growth through a diversified asset allocation strategy; Solution Income — seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement; and for each of Solution 2015, 2025, 2035 and 2045 Portfolios — until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2015, 2025, 2035 and 2045, respectively. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. When Solution 2015, 2025, 2035 and 2045 Portfolios reach their respective Target Date, they may be combined with the Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”). The Portfolios serve as an investment option in underlying variable insurance products offered by Direct Services LLC (“DSL” or “Investment Adviser”).

Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios and certain other investment management companies.

The Portfolios offer at least three of the following five classes: Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2”) and Class T. The classes differ principally in applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The valuation of each Portfolio’s investments in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the investment adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios’ investments under these levels of classification is included following each portfolios Portfolio of Investments. For the six months ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.	Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES

The Portfolios entered into an investment management agreement with the Investment Adviser. For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to 0.10% of each Portfolio’s average daily net assets during the month.

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES (continued)

ING Investment Management Co. (the “Consultant”) is a consultant to the Investment Adviser. DSL pays the Consultant a consulting fee of 0.03% of the first $500 million, 0.025% of the next $500 million, 0.02% of the next $1 billion and 0.01% of amounts over $2 billion based on each Portfolio’s average daily net assets. Both the Investment Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”).

The Consultant will provide tactical allocation recommendations to the Investment Adviser. The Investment Adviser has set up an Investment Committee made up of a team of professionals to consider, review and implement the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations. The Consultant will provide ongoing recommendations to the Investment Committee of the Investment Adviser quarterly or as warranted by market conditions.

ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank’s core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep’s Debt/Equity ratio.

Under an Administrative Services Agreement between the Portfolios and ING Fund Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, IFS provides all administrative services necessary for the Portfolios’ operations and is responsible for the supervision of the Portfolios’ other service providers. IFS also assumes all ordinary recurring direct costs of the Portfolios, such as custodian fees, director fees, transfer agency fees and accounting fees. As compensation for these services, IFS receives a monthly fee from each portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the six months ended June 30, 2009, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Non U.S. Government
	Purchases	Sales
Solution Growth and Income	$814,675	$568,434
Solution Growth	250,645	151,825
Solution Income	101,694,631	99,417,293
Solution 2015	295,001,835	278,609,943
Solution 2025	396,723,407	331,265,588
Solution 2035	288,719,621	220,194,571
Solution 2045	161,605,677	101,442,084

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV, S2 and Class T of the Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby ING Funds Distributor, LLC (the “Distributor” or “IFD”), an indirect, wholly-owned subsidiary of ING Groep, is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Rule 12b-1 Plan, each Portfolio makes payments to IFD at an annual rate of 0.25%, 0.25% and 0.50% of each Portfolio’s average daily net assets attributable to its Class ADV, Class S2 and Class T shares, respectively. The Distributor has contractually agreed to waive a portion of this fee equal to 0.05% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class T shares, so that the actual fee paid is an annual rate of 0.45%. The expense waiver will continue through at least May 1, 2010. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2010.

The Company has also adopted a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to IFD which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2009, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 3 and 5):

Fund	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Solution Growth and Income	$65	$13	$163	$241
Solution Growth	22	5	54	81
Solution Income	16,204	3,241	53,889	73,334
Solution 2015	49,293	9,858	164,150	223,301
Solution 2025	70,345	14,067	235,400	319,812
Solution 2035	56,562	11,311	191,053	258,926
Solution 2045	34,233	6,845	131,766	172,844

The Company has adopted a Retirement Policy (“Policy”) covering all independent directors of the Company who will have served as independent directors for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

At June 30, 2009, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Solution Growth and Income (99.90%); Solution Growth (99.90%); Solution Income (75.20%); Solution 2015 (81.20%); Solution 2025 (81.60%); Solution 2035 (83.40%); Solution 2045 (84.20%).

ING National Trust — Solution Income (20.10%); Solution 2015 (15.50%); Solution 2025 (15.80%); Solution 2035 (14.80%); Solution 2045 (15.20%).

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class S2	Class T
Solution Growth and Income	0.62%	0.12%	0.37%	N/A	N/A
Solution Growth	0.62%	0.12%	0.37%	N/A	N/A
Solution Income	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2015	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2025	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2035	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2045	0.62%	0.12%	0.37%	0.52%	0.82%

(1)

The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the underlying investment companies in which the Portfolios invest. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2009, the Portfolios did not have any waived or reimbursed fees subject to recoupment.

Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from manager on the accompanying Statements of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding
Year or period ended	#	#	#	#	($)	($)	($)	($)
Solution Growth and Income
Class S
06-30-09	64,563	—	(32,274)	32,289	483,286	—	(237,415)	245,871
12-31-08	111,501	6	(29,785)	81,722	908,118	61	(250,870)	657,309
Solution Growth
Class S
06-30-09	24,719	—	(9,433)	15,286	160,942	—	(62,057)	98,885
12-31-08	56,092	5	(30,318)	25,779	443,431	42	(210,741)	232,732
Solution Income
Class ADV
06-30-09	1,175,198	—	(962,100)	213,098	10,756,540	—	(8,545,572)	2,210,968
12-31-08	3,888,994	320,091	(3,128,924)	1,080,161	43,381,977	3,460,185	(33,485,644)	13,356,518
Class I
06-30-09	442,761	—	(351,983)	90,778	4,136,954	—	(3,292,622)	844,332
12-31-08	1,731,967	86,502	(776,572)	1,041,897	19,377,206	949,787	(8,573,157)	11,753,836
Class S
06-30-09	1,044,805	—	(1,153,350)	(108,545)	9,620,513	—	(10,445,022)	(824,509)
12-31-08	3,005,910	279,858	(2,684,616)	601,152	32,898,988	3,053,216	(28,540,704)	7,411,500
Class S2
05-28-09(1)-06-30-09	313	—	—	313	3,000	—	—	3,000
Class T
06-30-09	18,677	—	(30,269)	(11,592)	168,488	—	(278,085)	(109,597)
12-31-08	30,609	2,435	(108,173)	(75,129)	322,253	26,540	(1,128,376)	(779,583)
Solution 2015
Class ADV
06-30-09	2,955,217	—	(1,733,759)	1,221,458	25,093,191	—	(14,278,832)	10,814,359
12-31-08	8,755,491	898,099	(2,171,246)	7,482,344	98,275,207	9,932,975	(22,574,676)	85,633,506
Class I
06-30-09	1,065,289	—	(877,535)	187,754	9,116,293	—	(7,574,322)	1,541,971
12-31-08	3,153,770	202,733	(824,746)	2,531,757	35,715,362	2,276,688	(8,804,485)	29,187,565
Class S
06-30-09	3,129,144	—	(2,655,251)	473,893	26,168,530	—	(22,013,160)	4,155,370
12-31-08	9,223,269	1,037,186	(4,089,611)	6,170,844	102,302,525	11,575,000	(43,888,500)	69,989,025
Class S2
05-28-09(1)-06-30-09	334	—	—	334	3,000	—	—	3,000
Class T
06-30-09	21,423	—	(72,303)	(50,880)	179,656	—	(615,050)	(435,394)
12-31-08	96,137	7,111	(146,245)	(42,997)	957,289	79,291	(1,659,739)	(623,159)

(1)	Commencement of operations.

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding
Year or period ended	#	#	#	#	($)	($)	($)	($)
Solution 2025
Class ADV
06-30-09	5,370,177	—	(2,298,481)	3,071,696	42,004,617	—	(16,994,599)	25,010,018
12-31-08	13,708,461	1,418,021	(2,459,941)	12,666,541	152,139,308	15,640,771	(25,619,511)	142,160,568
Class I
06-30-09	1,953,339	—	(1,450,301)	503,038	15,325,683	—	(11,814,425)	3,511,258
12-31-08	4,664,361	328,922	(749,395)	4,243,888	53,362,188	3,687,216	(7,620,429)	49,428,975
Class S
06-30-09	6,142,502	—	(1,343,917)	4,798,585	47,254,984	—	(10,105,464)	37,149,520
12-31-08	10,216,883	1,532,104	(4,639,016)	7,109,971	111,161,431	17,067,641	(51,682,451)	76,546,621
Class S2
05-28-09(1)-06-30-09	355	—	—	355	3,000	—	—	3,000
Class T
06-30-09	55,857	—	(68,330)	(12,473)	433,779	—	(552,478)	(118,699)
12-31-08	169,734	21,613	(267,859)	(76,512)	1,879,548	239,693	(2,797,847)	(678,606)
Solution 2035
Class ADV
06-30-09	5,096,251	—	(957,466)	4,138,785	38,909,200	—	(7,227,173)	31,682,027
12-31-08	10,661,928	1,198,898	(1,265,300)	10,595,526	118,690,126	13,439,644	(13,883,983)	118,245,787
Class I
06-30-09	1,932,879	—	(732,241)	1,200,638	14,948,595	—	(6,007,848)	8,940,747
12-31-08	3,182,802	237,025	(462,514)	2,957,313	35,874,930	2,697,342	(4,938,312)	33,633,960
Class S
06-30-09	4,740,912	—	(1,081,622)	3,659,290	36,458,095	—	(7,938,979)	28,519,116
12-31-08	9,342,105	1,304,103	(3,193,106)	7,453,102	102,809,865	14,749,404	(34,859,454)	82,699,815
Class S2
05-28-09(1)-06-30-09	361	—	—	361	3,000	—	—	3,000
Class T
06-30-09	52,426	—	(58,965)	(6,539)	396,303	—	(472,232)	(75,929)
12-31-08	141,981	19,433	(453,852)	(292,438)	1,554,857	219,010	(4,874,883)	(3,101,016)
Solution 2045
Class ADV
06-30-09	3,958,539	—	(536,728)	3,421,811	29,588,411	—	(4,116,826)	25,471,585
12-31-08	6,628,857	600,628	(776,045)	6,453,440	74,285,813	6,901,222	(8,847,567)	72,339,468
Class I
06-30-09	1,533,031	—	(422,580)	1,110,451	11,703,324	—	(3,381,959)	8,321,365
12-31-08	2,436,920	145,573	(489,632)	2,092,861	27,921,973	1,695,922	(5,273,872)	24,344,023
Class S
06-30-09	3,890,839	—	(340,560)	3,550,279	29,403,770	—	(2,518,087)	26,885,683
12-31-08	5,944,067	689,475	(1,505,648)	5,127,894	65,129,898	7,984,117	(18,413,690)	54,700,325
Class S2
05-28-09(1)-06-30-09	360	—	—	360	3,000	—	—	3,000
Class T
06-30-09	29,630	—	(34,924)	(5,294)	219,402	—	(272,236)	(52,834)
12-31-08	94,016	8,619	(128,282)	(25,647)	1,053,847	99,208	(1,429,375)	(276,320)

(1)	Commencement of operations.

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2009. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2008 was as follows:

	Ordinary Income	Long-Term Capital Gains
Solution Growth and Income	$50	$11
Solution Growth	32	10
Solution Income	5,970,724	1,519,004
Solution 2015	15,884,638	7,979,316
Solution 2025	20,437,171	16,198,150
Solution 2035	18,164,573	12,940,827
Solution 2045	9,031,469	7,649,000

The tax-basis components of distributable earnings as of December 31, 2008 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred
Solution Growth and Income	$10,531	$192	$(44,206)	$(5)
Solution Growth	3,008	458	(32,551)	(31,825)
Solution Income	10,359,604	756,847	(49,016,985)	(265,315)
Solution 2015	23,876,149	5,687,304	(217,891,014)	—
Solution 2025	28,078,922	729,104	(371,235,594)	(468,501)
Solution 2035	19,844,522	666,138	(315,762,592)	(525,060)
Solution 2045	10,134,862	3,712,226	(195,216,200)	(519)

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of June 30, 2009, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 10 — CONCENTRATION OF INVESTMENT RISK

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Investment by Funds-of-Funds. Each of the Underlying Funds’ shares may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Asset Allocation. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios. Furthermore, the Investment Adviser’s allocation of a Portfolio’s assets may not anticipate market trends successfully. Assets will be allocated among Underlying Funds and markets based on judgments made by the Investment Adviser. There is a risk that the Portfolios may allocate assets to an asset class or market that underperforms other Underlying Funds. For example, a Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2009, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Solution Growth and Income
Class ADV	$0.0328	$0.0103	$0.0021	August 13, 2009	August 11, 2009
Class I	$0.0741	$0.0103	$0.0021	August 13, 2009	August 11, 2009
Class S	$0.0815	$0.0103	$0.0021	August 13, 2009	August 11, 2009
Solution Growth
Class ADV	$0.0195	$—	$0.0090	August 13, 2009	August 11, 2009
Class I	$0.0489	$—	$0.0090	August 13, 2009	August 11, 2009
Class S	$0.0551	$—	$0.0090	August 13, 2009	August 11, 2009
Solution Income
Class ADV	$0.5266	$—	$0.0400	August 13, 2009	August 11, 2009
Class I	$0.5798	$—	$0.0400	August 13, 2009	August 11, 2009
Class S	$0.5523	$—	$0.0400	August 13, 2009	August 11, 2009
Class S2	$0.5798	$—	$0.0400	August 13, 2009	August 11, 2009
Class T	$0.4236	$—	$0.0400	August 13, 2009	August 11, 2009
Solution 2015
Class ADV	$0.3484	$—	$0.0865	August 13, 2009	August 11, 2009
Class I	$0.3940	$—	$0.0865	August 13, 2009	August 11, 2009
Class S	$0.3700	$—	$0.0865	August 13, 2009	August 11, 2009
Class S2	$0.3940	$—	$0.0865	August 13, 2009	August 11, 2009
Class T	$0.3060	$—	$0.0865	August 13, 2009	August 11, 2009
Solution 2025
Class ADV	$0.2644	$—	$0.0073	August 13, 2009	August 11, 2009
Class I	$0.3064	$—	$0.0073	August 13, 2009	August 11, 2009
Class S	$0.2849	$—	$0.0073	August 13, 2009	August 11, 2009
Class S2	$0.3064	$—	$0.0073	August 13, 2009	August 11, 2009
Class T	$0.2171	$—	$0.0073	August 13, 2009	August 11, 2009
Solution 2035
Class ADV	$0.2295	$—	$0.0082	August 13, 2009	August 11, 2009
Class I	$0.2692	$—	$0.0082	August 13, 2009	August 11, 2009
Class S	$0.2478	$—	$0.0082	August 13, 2009	August 11, 2009
Class S2	$0.2692	$—	$0.0082	August 13, 2009	August 11, 2009
Class T	$0.1480	$—	$0.0082	August 13, 2009	August 11, 2009
Solution 2045
Class ADV	$0.1893	$—	$0.0737	August 13, 2009	August 11, 2009
Class I	$0.2257	$—	$0.0737	August 13, 2009	August 11, 2009
Class S	$0.2063	$—	$0.0737	August 13, 2009	August 11, 2009
Class S2	$0.2257	$—	$0.0737	August 13, 2009	August 11, 2009
Class T	$0.1385	$—	$0.0737	August 13, 2009	August 11, 2009

The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 27, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

26

ING SOLUTION PORTFOLIOS	PORTFOLIO ASSET ALLOCATION AS OF JUNE 30, 2009 (UNAUDITED)

The following table illustrates the asset allocation of the underlying portfolios as of June 30, 2009 (as a percent of net assets).

Underlying Affiliated Funds		ING Solution Growth and Income Portfolio		ING Solution Growth Portfolio		ING Solution Income Portfolio		ING Solution 2015 Portfolio		ING Solution 2025 Portfolio		ING Solution 2035 Portfolio		ING Solution 2045 Portfolio
ING Artio Foreign Portfolio - Class I	%	5.0		8.0		3.0		5.0		8.0		9.5		10.5
ING Baron Small Cap Growth Portfolio - Class I	%	—		—		—		—		—		2.0		2.0
ING BlackRock Inflation Protected Bond Portfolio - Class I	%	3.0		—		5.0		5.0		—		—		—
ING BlackRock Large Cap Value Portfolio - Class I	%	4.0		6.0		—		4.5		7.0		8.0		8.5
ING Clarion Global Real Estate Portfolio - Class I	%	—		2.5		—		2.5		3.5		4.0		5.5
ING Clarion Real Estate Portfolio - Class I	%	3.0		3.0		5.0		3.0		2.5		2.5		—
ING Columbia Small Cap Value II Portfolio - Class I	%	—		—		—		—		—		2.0		2.0
ING Davis New York Venture Portfolio - Class I	%	4.5		5.0		4.0		5.0		4.5		4.0		3.5
ING Evergreen Omega Portfolio - Class I	%	3.0		4.0		—		3.0		4.0		5.0		5.0
ING Global Bond Portfolio - Class I	%	5.0		5.0		5.0		5.0		5.0		3.5		2.0
ING Goldman Sachs Commodity Strategy Portfolio - Class I	%	2.0		2.0		2.0		2.0		2.0		2.0		2.0
ING Growth and Income Portfolio - Class I	%	9.0		10.5		9.0		9.5		9.0		8.5		6.0
ING Intermediate Bond Portfolio - Class I	%	7.0		4.0		9.0		5.5		2.5		1.0		—
ING International Value Portfolio - Class I	%	3.0		3.5		1.5		2.0		3.5		4.0		6.0
ING JPMorgan Emerging Markets Equity Portfolio - Class I	%	—		2.0		—		—		2.0		4.0		5.0
ING Limited Maturity Bond Portfolio - Class I	%	10.5		4.0		17.0		4.5		3.5		—		—
ING Marsico Growth Portfolio - Class I	%	3.0		4.0		—		3.0		5.0		5.5		6.0
ING Marsico International Opportunities Portfolio - Class I	%	3.0		3.5		1.5		2.0		3.5		4.0		6.0
ING MidCap Opportunities Portfolio - Class I	%	1.0		2.0		—		2.0		3.0		3.5		4.5
ING PIMCO High Yield Portfolio - Class I	%	—		—		3.0		4.0		2.0		—		—
ING PIMCO Total Return Portfolio - Class I	%	13.5		8.5		19.0		12.0		5.0		4.0		—
ING Pioneer Mid Cap Value Portfolio - Class I	%	1.0		1.5		—		1.5		2.5		3.5		4.5
ING Small Company Portfolio - Class I	%	2.0		3.5		—		3.5		5.5		3.0		5.0
ING T. Rowe Price Equity Income Portfolio - Class I	%	5.0		6.5		3.0		5.0		7.0		8.0		8.5
ING T. Rowe Price Growth Equity Portfolio - Class I	%	3.0		4.0		2.0		3.0		5.0		5.5		6.0
ING Thornburg Value Portfolio - Class I	%	2.0		2.5		2.0		2.0		2.0		1.5		1.5
ING U.S. Bond Index Portfolio	%	7.5		4.5		9.0		5.5		2.5		1.5		—
Other Assets and Liabilities - Net	%	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*

		100		100		100		100		100		100		100

(*)	Amount is more than (0.05)%

Portfolio holdings are subject to change daily.

27

ING SOLUTION GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
4,880	ING Artio Foreign Portfolio - Class I		$45,630
2,808	ING BlackRock Inflation Protected Bond Portfolio - Class I		27,571
4,433	ING BlackRock Large Cap Value Portfolio - Class I		36,618
2,158	ING Clarion Real Estate Portfolio - Class I		27,622
3,162	ING Davis New York Venture Portfolio - Class I		41,324
2,955	ING Evergreen Omega Portfolio - Class I		27,219
4,016	ING Global Bond Fund - Class I		45,622
3,000	ING Goldman Sachs Commodity Strategy Portfolio - Class I		18,149
5,065	ING Growth and Income Portfolio - Class I		82,251
5,672	ING Intermediate Bond Portfolio - Class I		63,869
3,713	ING International Value Portfolio - Class I		27,363
8,951	ING Limited Maturity Bond Portfolio - Class I		96,043
2,275	ING Marsico Growth Portfolio - Class I		27,350
3,060	ING Marsico International Opportunities Portfolio - Class I		27,263
1,290	ING MidCap Opportunities Portfolio - Class I		9,157
10,089	ING PIMCO Total Return Bond Portfolio - Class I		123,293
1,166	ING Pioneer Mid Cap Value Portfolio - Class I		9,188
1,529	ING Small Company Portfolio - Class I		18,292
5,384	ING T. Rowe Price Equity Income Portfolio - Class I		45,869
727	ING T. Rowe Price Growth Equity Portfolio - Class I		27,354
761	ING Thornburg Value Portfolio - Class I		18,298
6,680	ING U.S. Bond Index Portfolio - Class I		68,601

	Total Investments in Affiliated Investment Companies (Cost $866,739)*	100.0%	$913,946
	Other Assets and Liabilities - Net	(0.0)	(241)

	Net Assets	100.0%	$913,705

*	Cost for federal income tax purposes is $900,905.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$47,686
Gross Unrealized Depreciation	(34,645)

Net Unrealized Appreciation	$13,041

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Affiliated Investment Companies	$913,946	$—	$—

Total	$913,946	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

28

ING SOLUTION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
2,491	ING Artio Foreign Portfolio - Class I		$23,292
2,122	ING BlackRock Large Cap Value Portfolio - Class I		17,526
995	ING Clarion Global Real Estate Portfolio - Class I		7,256
689	ING Clarion Real Estate Portfolio - Class I		8,814
1,121	ING Davis New York Venture Portfolio - Class I		14,652
1,257	ING Evergreen Omega Portfolio - Class I		11,576
1,281	ING Global Bond Fund - Class I		14,554
957	ING Goldman Sachs Commodity Strategy Portfolio - Class I		5,789
1,885	ING Growth and Income Portfolio - Class I		30,617
1,034	ING Intermediate Bond Portfolio - Class I		11,643
1,382	ING International Value Portfolio - Class I		10,185
366	ING JPMorgan Emerging Markets Equity Portfolio - Class I		5,801
1,088	ING Limited Maturity Bond Portfolio - Class I		11,673
968	ING Marsico Growth Portfolio - Class I		11,634
1,139	ING Marsico International Opportunities Portfolio - Class I		10,147
823	ING MidCap Opportunities Portfolio - Class I		5,843
2,027	ING PIMCO Total Return Bond Portfolio - Class I		24,766
558	ING Pioneer Mid Cap Value Portfolio - Class I		4,398
854	ING Small Company Portfolio - Class I		10,213
2,233	ING T. Rowe Price Equity Income Portfolio - Class I		19,028
309	ING T. Rowe Price Growth Equity Portfolio - Class I		11,636
304	ING Thornburg Value Portfolio - Class I		7,298
1,279	ING U.S. Bond Index Portfolio - Class I		13,132

	Total Investments in Affiliated Investment Companies (Cost $272,924)*	100.0%	$291,473
	Other Assets and Liabilities - Net	(0.0)	(81)

	Net Assets	100.0%	$291,392

*	Cost for federal income tax purposes is $297,959.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$18,689
Gross Unrealized Depreciation	(25,175)

Net Unrealized Depreciation	$(6,486)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Affiliated Investment Companies	$291,473	$—	$—

Total	$291,473	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

29

ING SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
633,592	ING Artio Foreign Portfolio - Class I		$5,924,083
1,012,754	ING BlackRock Inflation Protected Bond Portfolio - Class I		9,945,248
778,492	ING Clarion Real Estate Portfolio - Class I		9,964,695
608,436	ING Davis New York Venture Portfolio - Class I		7,952,261
868,701	ING Global Bond Fund - Class I		9,868,445
648,820	ING Goldman Sachs Commodity Strategy Portfolio - Class I		3,925,361
1,096,019	ING Growth and Income Portfolio - Class I		17,799,346
1,577,512	ING Intermediate Bond Portfolio - Class I		17,762,786
401,675	ING International Value Portfolio - Class I		2,960,344
3,135,270	ING Limited Maturity Bond Portfolio - Class I		33,641,450
330,920	ING Marsico International Opportunities Portfolio - Class I		2,948,499
728,749	ING PIMCO High Yield Portfolio - Class I		5,983,031
3,071,830	ING PIMCO Total Return Bond Portfolio - Class I		37,537,760
699,271	ING T. Rowe Price Equity Income Portfolio - Class I		5,957,788
104,899	ING T. Rowe Price Growth Equity Portfolio - Class I		3,945,233
164,773	ING Thornburg Value Portfolio -Class I		3,959,486
1,734,195	ING U.S. Bond Index Portfolio -Class I		17,810,180

	Total Investments in Affiliated Investment Companies (Cost $203,310,944)*	100.0%	$197,885,996
	Other Assets and Liabilities - Net	(0.0)	(71,833)

	Net Assets	100.0%	$197,814,163

*	Cost for federal income tax purposes is $213,022,018.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,618,637
Gross Unrealized Depreciation	(18,754,659)

Net Unrealized Depreciation	$(15,136,022)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Affiliated Investment Companies	$197,885,996	$—	$—

Total	$197,885,996	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

30

ING SOLUTION 2015 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
3,185,821	ING Artio Foreign Portfolio - Class I		$29,787,425
3,055,466	ING BlackRock Inflation Protected Bond Portfolio - Class I		30,004,674
3,256,512	ING BlackRock Large Cap Value Portfolio - Class I		26,898,789
2,036,222	ING Clarion Global Real Estate Portfolio - Class I		14,844,060
1,409,224	ING Clarion Real Estate Portfolio - Class I		18,038,062
2,294,509	ING Davis New York Venture Portfolio - Class I		29,989,233
1,927,939	ING Evergreen Omega Portfolio - Class I		17,756,321
2,620,841	ING Global Bond Fund - Class I		29,772,750
1,957,425	ING Goldman Sachs Commodity Strategy Portfolio - Class I		11,842,424
3,490,298	ING Growth and Income Portfolio - Class I		56,682,446
2,908,460	ING Intermediate Bond Portfolio - Class I		32,749,257
1,615,755	ING International Value Portfolio - Class I		11,908,114
2,503,858	ING Limited Maturity Bond Portfolio - Class I		26,866,393
1,485,131	ING Marsico Growth Portfolio -Class I		17,851,273
1,331,143	ING Marsico International Opportunities Portfolio - Class I		11,860,484
1,684,144	ING MidCap Opportunities Portfolio - Class I		11,957,422
2,930,912	ING PIMCO High Yield Portfolio - Class I		24,062,787
5,853,221	ING PIMCO Total Return Bond Portfolio - Class I		71,526,355
1,142,282	ING Pioneer Mid Cap Value Portfolio - Class I		9,001,182
1,747,160	ING Small Company Portfolio - Class I		20,896,033
3,516,075	ING T. Rowe Price Equity Income Portfolio - Class I		29,956,957
474,707	ING T. Rowe Price Growth Equity Portfolio - Class I		17,853,728
497,109	ING Thornburg Value Portfolio - Class I		11,945,540
3,197,342	ING U.S. Bond Index Portfolio - Class I		32,836,699

	Total Investments in Affiliated Investment Companies (Cost $669,579,386)*	100.0%	$596,888,408
	Other Assets and Liabilities - Net	(0.0)	(216,849)

	Net Assets	100.0%	$596,671,559

*	Cost for federal income tax purposes is $695,801,811.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$10,892,006
Gross Unrealized Depreciation	(109,805,409)

Net Unrealized Depreciation	$(98,913,403)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Affiliated Investment Companies	$596,888,408	$—	$—

Total	$596,888,408	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

31

ING SOLUTION 2025 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
7,267,314	ING Artio Foreign Portfolio - Class I		$67,949,389
7,222,187	ING BlackRock Large Cap Value Portfolio - Class I		59,655,264
4,064,323	ING Clarion Global Real Estate Portfolio - Class I		29,628,911
1,674,274	ING Clarion Real Estate Portfolio - Class I		21,430,702
2,944,155	ING Davis New York Venture Portfolio - Class I		38,480,103
3,664,961	ING Evergreen Omega Portfolio - Class I		33,754,292
3,736,580	ING Global Bond Fund - Class I		42,447,549
2,790,755	ING Goldman Sachs Commodity Strategy Portfolio - Class I		16,884,065
4,714,255	ING Growth and Income Portfolio - Class I		76,559,508
1,884,838	ING Intermediate Bond Portfolio - Class I		21,223,278
4,031,312	ING International Value Portfolio - Class I		29,710,769
1,065,980	ING JPMorgan Emerging Markets Equity Portfolio - Class I		16,917,098
2,776,497	ING Limited Maturity Bond Portfolio - Class I		29,791,812
3,528,962	ING Marsico Growth Portfolio - Class I		42,418,126
3,321,225	ING Marsico International Opportunities Portfolio - Class I		29,592,117
3,601,646	ING MidCap Opportunities Portfolio - Class I		25,571,689
2,089,025	ING PIMCO High Yield Portfolio - Class I		17,150,898
3,477,096	ING PIMCO Total Return Bond Portfolio - Class I		42,490,110
2,714,253	ING Pioneer Mid Cap Value Portfolio - Class I		21,388,310
3,914,345	ING Small Company Portfolio - Class I		46,815,569
7,018,028	ING T. Rowe Price Equity Income Portfolio - Class I		59,793,601
1,127,997	ING T. Rowe Price Growth Equity Portfolio - Class I		42,423,956
708,734	ING Thornburg Value Portfolio - Class I		17,030,882
2,072,041	ING U.S. Bond Index Portfolio - Class I		21,279,866

	Total Investments in Affiliated Investment Companies (Cost $1,011,287,182)*	100.0%	$850,387,864
	Other Assets and Liabilities - Net	(0.0)	(315,106)

	Net Assets	100.0%	$850,072,758

*	Cost for federal income tax purposes is $1,041,709,364.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$8,506,144
Gross Unrealized Depreciation	(199,827,644)

Net Unrealized Depreciation	$(191,321,500)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Affiliated Investment Companies	$850,387,864	$—	$—

Total	$850,387,864	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

32

ING SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
6,946,267	ING Artio Foreign Portfolio - Class I		$64,947,599
1,078,942	ING Baron Small Cap Growth Portfolio - Class I		13,734,927
6,643,619	ING BlackRock Large Cap Value Portfolio - Class I		54,876,296
3,738,725	ING Clarion Global Real Estate Portfolio - Class I		27,255,304
1,347,626	ING Clarion Real Estate Portfolio - Class I		17,249,613
2,006,220	ING Columbia Small Cap Value Portfolio - Class I		13,662,356
2,106,456	ING Davis New York Venture Portfolio - Class I		27,531,380
3,687,416	ING Evergreen Omega Portfolio - Class I		33,961,101
2,105,305	ING Global Bond Fund - Class I		23,916,268
2,246,288	ING Goldman Sachs Commodity Strategy Portfolio - Class I		13,590,039
3,583,716	ING Growth and Income Portfolio - Class I		58,199,541
606,844	ING Intermediate Bond Portfolio - Class I		6,833,060
3,708,364	ING International Value Portfolio - Class I		27,330,645
1,716,020	ING JPMorgan Emerging Markets Equity Portfolio - Class I		27,233,233
3,124,520	ING Marsico Growth Portfolio - Class I		37,556,729
3,055,159	ING Marsico International Opportunities Portfolio - Class I		27,221,469
3,382,140	ING MidCap Opportunities Portfolio - Class I		24,013,195
2,238,976	ING PIMCO Total Return Bond Portfolio - Class I		27,360,291
3,058,598	ING Pioneer Mid Cap Value Portfolio - Class I		24,101,753
1,718,545	ING Small Company Portfolio - Class I		20,553,796
6,455,819	ING T. Rowe Price Equity Income Portfolio - Class I		55,003,580
998,721	ING T. Rowe Price Growth Equity Portfolio - Class I		37,561,885
427,847	ING Thornburg Value Portfolio - Class I		10,281,156
1,000,674	ING U.S. Bond Index Portfolio - Class I		10,276,921

	Total Investments in Affiliated Investment Companies (Cost $844,092,925)*	100.0%	$684,252,137
	Other Assets and Liabilities - Net	(0.0)	(258,926)

	Net Assets	100.0%	$683,993,211

*	Cost for federal income tax purposes is $869,723,609.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$4,070,832
Gross Unrealized Depreciation	(189,542,304)

Net Unrealized Depreciation	$(185,471,472)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Affiliated Investment Companies	$684,252,137	$—	$—

Total	$684,252,137	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

33

ING SOLUTION 2045 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
4,662,392	ING Artio Foreign Portfolio - Class I		$43,593,370
655,220	ING Baron Small Cap Growth Portfolio - Class I		8,340,947
4,286,697	ING BlackRock Large Cap Value Portfolio - Class I		35,408,129
3,116,834	ING Clarion Global Real Estate Portfolio - Class I		22,721,718
2,928	ING Clarion Real Estate Portfolio - Class I		37,476
1,218,347	ING Columbia Small Cap Value Portfolio - Class I		8,296,944
1,119,302	ING Davis New York Venture Portfolio - Class I		14,629,277
2,239,334	ING Evergreen Omega Portfolio - Class I		20,624,270
730,583	ING Global Bond Fund - Class I		8,299,426
1,364,147	ING Goldman Sachs Commodity Strategy Portfolio - Class I		8,253,092
1,536,231	ING Growth and Income Portfolio - Class I		24,948,385
3,378,047	ING International Value Portfolio - Class I		24,896,203
1,302,648	ING JPMorgan Emerging Markets Equity Portfolio - Class I		20,673,026
2,069,972	ING Marsico Growth Portfolio - Class I		24,881,065
2,783,044	ING Marsico International Opportunities Portfolio - Class I		24,796,925
2,640,738	ING MidCap Opportunities Portfolio - Class I		18,749,243
2,388,105	ING Pioneer Mid Cap Value Portfolio - Class I		18,818,269
1,739,403	ING Small Company Portfolio - Class I		20,803,261
4,165,507	ING T. Rowe Price Equity Income Portfolio - Class I		35,490,119
661,645	ING T. Rowe Price Growth Equity Portfolio - Class I		24,884,478
259,823	ING Thornburg Value Portfolio - Class I		6,243,557

	Total Investments in Affiliated Investment Companies (Cost $521,384,968)*	100.0%	$415,389,180
	Other Assets and Liabilities - Net	(0.0)	(172,844)

	Net Assets	100.0%	$415,216,336

*	Cost for federal income tax purposes is $537,307,513.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$510,505
Gross Unrealized Depreciation	(122,428,838)

Net Unrealized Depreciation	$(121,918,333)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Affiliated Investment Companies	$415,389,180	$—	$—

Total	$415,389,180	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

34

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-USOL	(0609-082809)

Semi-Annual Report

June 30, 2009

Adviser Class (“ADV”), Initial Class (“I”),

Service Class (“S”), Service 2 Class (“S2”) and Class T

ING Partners, Inc.

■	ING Index Solution Income Portfolio

■	ING Index Solution 2015 Portfolio

■	ING Index Solution 2025 Portfolio

■	ING Index Solution 2035 Portfolio

■	ING Index Solution 2045 Portfolio

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.

Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.

Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.

As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President & Chief Executive Officer

ING Funds

June 30, 2009

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)	The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

1

MARKET PERSPECTIVE  FOR THE SIX MONTHS ENDED JUNE 30, 2009

Many were hopeful as the year started that the newly elected U.S. president’s promised $1 trillion stimulus package, a federal funds rate now reduced to 0% - 0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product (“GDP”) for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.

While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program (“TARP”). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president’s first budget, which projected a $1.75 trillion deficit!

While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup’s claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as “green shoots”.

In housing, the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.

A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter’s decades high 6.3%.

Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government’s stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.

U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points (“bp”). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.

U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month’s gains on June 30, 2009, as a reading of consumer confidence disappointed.

In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%,

2

MARKET PERSPECTIVE  FOR THE SIX MONTHS ENDED JUNE 30, 2009

there were hopes that stimulus packages in China and in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4) The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period (except as noted) and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2009**	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2009**
ING Index Solution Income Portfolio
Class ADV	$1,000.00	$1,022.70	0.62%	$3.11	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,021.50	0.12	0.60	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,021.60	0.37	1.85	1,000.00	1,022.96	0.37	1.86
Class S2(1)	1,000.00	1,011.80	0.52	0.49	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,022.80	0.82	4.11	1,000.00	1,020.73	0.82	4.11
ING Index Solution 2015 Portfolio
Class ADV	$1,000.00	$1,027.30	0.62%	$3.12	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,028.40	0.12	0.60	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,027.20	0.37	1.86	1,000.00	1,022.96	0.37	1.86
Class S2(1)	1,000.00	1,014.10	0.52	0.49	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,026.20	0.82	4.12	1,000.00	1,020.73	0.82	4.11

*	Expense ratios do not include expense of the Underlying Funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.
(1)	Commencement of operations was May 28, 2009. Expenses paid for the Actual Portfolio Return reflect the 34-day period ended June 30, 2009.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2009**	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2009**
ING Index Solution 2025 Portfolio
Class ADV	$1,000.00	$1,029.50	0.62%	$3.12	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,032.00	0.12	0.60	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,032.10	0.37	1.86	1,000.00	1,022.96	0.37	1.86
Class S2(1)	1,000.00	1,013.90	0.52	0.49	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,029.60	0.82	4.13	1,000.00	1,020.73	0.82	4.11
ING Index Solution 2035 Portfolio
Class ADV	$1,000.00	$1,034.90	0.62%	$3.13	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,037.40	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,036.10	0.37	1.87	1,000.00	1,022.96	0.37	1.86
Class S2(1)	1,000.00	1,013.20	0.52	0.49	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,030.90	0.82	4.13	1,000.00	1,020.73	0.82	4.11
ING Index Solution 2045 Portfolio
Class ADV	$1,000.00	$1,039.40	0.62%	$3.14	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,042.00	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,040.70	0.37	1.87	1,000.00	1,022.96	0.37	1.86
Class S2(1)	1,000.00	1,015.10	0.52	0.49	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,039.40	0.82	4.15	1,000.00	1,020.73	0.82	4.11

*	Expense ratios do not include expense of the Underlying Funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.
(1)	Commencement of operations was May 28, 2009. Expenses paid for the Actual Portfolio Return reflect the 34-day period ended June 30, 2009.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2025 Portfolio
ASSETS:
Investments in affiliated underlying funds*	$10,130,392	$28,451,825	$37,465,413
Receivables:
Investments in affiliated underlying funds sold	42	—	—
Fund shares sold	18,703	69,067	162,670

Total assets	10,149,137	28,520,892	37,628,083

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	56,682	162,670
Payable for fund shares redeemed	18,745	12,385	—
Payable to affiliates	3,571	10,968	15,330

Total liabilities	22,316	80,035	178,000

NET ASSETS	$10,126,821	$28,440,857	$37,450,083

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$9,903,362	$28,272,213	$37,143,979
Undistributed net investment income	44,645	127,542	122,760
Accumulated net realized loss on investments	(155,643)	(733,185)	(823,595)
Net unrealized appreciation on investments	334,457	774,287	1,006,939

NET ASSETS	$10,126,821	$28,440,857	$37,450,083

* Cost of investments in affiliated underlying funds	$9,795,935	$27,677,538	$36,458,474

Class ADV:
Net assets	$4,536,680	$17,771,375	$24,518,553
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	480,132	2,052,900	3,055,668
Net asset value and redemption price per share	$9.45	$8.66	$8.02
Class I:
Net assets	$993,146	$1,627,961	$2,034,432
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	104,655	187,079	252,177
Net asset value and redemption price per share	$9.49	$8.70	$8.07
Class S:
Net assets	$4,591,115	$9,035,880	$10,891,644
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	485,274	1,041,155	1,353,254
Net asset value and redemption price per share	$9.46	$8.68	$8.05
Class S2:
Net assets	$3,039	$3,042	$3,044
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	323	352	380
Net asset value and redemption price per share	$9.41	$8.64	$8.01
Class T:
Net assets	$2,841	$2,599	$2,410
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	301	301	301
Net asset value and redemption price per share	$9.44	$8.63	$8.01

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING Index Solution 2035 Portfolio	ING Index Solution 2045 Portfolio
ASSETS:
Investments in affiliated underlying funds*	$27,816,060	$12,535,751
Receivables:
Investments in affiliated underlying funds sold	26,299	—
Fund shares sold	64,990	54,269

Total assets	27,907,349	12,590,020

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	43,954
Payable for fund shares redeemed	91,289	10,315
Payable to affiliates	11,695	5,137

Total liabilities	102,984	59,406

NET ASSETS	$27,804,365	$12,530,614

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$27,173,489	$12,471,061
Undistributed net investment income	102,549	34,497
Accumulated net realized loss on investments	(675,438)	(412,791)
Net unrealized appreciation on investments	1,203,765	437,847

NET ASSETS	$27,804,365	$12,530,614

* Cost of investments in affiliated underlying funds	$26,612,295	$12,097,904

Class ADV:
Net assets	$18,707,286	$8,278,017
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	2,426,946	1,119,801
Net asset value and redemption price per share	$7.71	$7.39
Class I:
Net assets	$871,231	$450,595
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	112,316	60,528
Net asset value and redemption price per share	$7.76	$7.44
Class S:
Net assets	$8,220,494	$3,796,738
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,062,741	511,355
Net asset value and redemption price per share	$7.74	$7.42
Class S2:
Net assets	$3,043	$3,044
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	395	412
Net asset value and redemption price per share	$7.70	$7.40
Class T:
Net assets	$2,311	$2,220
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	301
Net asset value and redemption price per share	$7.67	$7.38

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2025 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$17,132	$36,716	$27,485

Total investment income	17,132	36,716	27,485

EXPENSES:
Investment management fees	3,093	9,422	12,618
Distribution and service fees:
Class ADV	8,332	31,224	43,302
Class S	3,034	6,885	8,749
Class S2	2	2	2
Class T	12	11	9
Administrative service fees	618	1,884	2,523

Total expenses	15,091	49,428	67,203
Net waived and reimbursed fees	(1)	(1)	(1)

Net expenses	15,090	49,427	67,202

Net investment income (loss)	2,042	(12,711)	(39,717)

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED UNDERLYING FUNDS:
Net realized loss on sale of affiliated underlying funds	(105,816)	(456,951)	(721,543)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	342,631	1,378,678	2,337,539

Net realized and unrealized gain on affiliated underlying funds	236,815	921,727	1,615,996

Increase in net assets resulting from operations	$238,857	$909,016	$1,576,279

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING Index Solution 2035 Portfolio	ING Index Solution 2045 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$13,762	$2,209

Total investment income	13,762	2,209

EXPENSES:
Investment management fees	9,629	4,051
Distribution and service fees:
Class ADV	32,266	13,170
Class S	7,206	3,119
Class S2	2	2
Class T	9	8
Administrative service fees	1,925	810

Total expenses	51,037	21,160
Net waived and reimbursed fees	(1)	(1)

Net expenses	51,036	21,159

Net investment loss	(37,274)	(18,950)

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED UNDERLYING FUNDS:
Net realized loss on sale of affiliated underlying funds	(567,755)	(353,848)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	2,173,188	1,248,406

Net realized and unrealized gain on affiliated underlying funds	1,605,433	894,558

Increase in net assets resulting from operations	$1,568,159	$875,608

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution Income Portfolio		ING Index Solution 2015 Portfolio
	Six Months Ended June 30, 2009	March 10, 2008(1) to December 31, 2008	Six Months Ended June 30, 2009	March 10, 2008(1) to December 31, 2008
FROM OPERATIONS:
Net investment income (loss)	$2,042	$37,941	$(12,711)	$130,985
Net realized loss on affiliated underlying funds	(105,816)	(45,176)	(456,951)	(266,988)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	342,631	(8,174)	1,378,678	(604,391)

Increase (decrease) in net assets resulting from operations	238,857	(15,409)	909,016	(740,394)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,924,677	4,738,152	16,589,144	15,310,678
Cost of shares redeemed	(1,190,505)	(568,951)	(2,067,824)	(1,559,763)

Net increase in net assets resulting from capital share transactions	5,734,172	4,169,201	14,521,320	13,750,915

Net increase in net assets	5,973,029	4,153,792	15,430,336	13,010,521

NET ASSETS:
Beginning of period	4,153,792	—	13,010,521	—

End of period	$10,126,821	$4,153,792	$28,440,857	$13,010,521

Undistributed net investment income at end of period	$44,645	$42,603	$127,542	$140,253

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution 2025 Portfolio		ING Index Solution 2035 Portfolio
	Six Months Ended June 30, 2009	March 10, 2008(1) to December 31, 2008	Six Months Ended June 30, 2009	March 10, 2008(1) to December 31, 2008
FROM OPERATIONS:
Net investment income (loss)	$(39,717)	$156,616	$(37,274)	$136,940
Net realized loss on affiliated underlying funds	(721,543)	(96,215)	(567,755)	(104,812)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	2,337,539	(1,330,600)	2,173,188	(969,423)

Increase (decrease) in net assets resulting from operations	1,576,279	(1,270,199)	1,568,159	(937,295)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,936,944	18,842,076	14,738,818	14,986,309
Cost of shares redeemed	(3,180,362)	(454,655)	(1,851,774)	(699,852)

Net increase in net assets resulting from capital share transactions	18,756,582	18,387,421	12,887,044	14,286,457

Net increase in net assets	20,332,861	17,117,222	14,455,203	13,349,162

NET ASSETS:
Beginning of period	17,117,222	—	13,349,162	—

End of period	$37,450,083	$17,117,222	$27,804,365	$13,349,162

Undistributed net investment income at end of period	$122,760	$162,477	$102,549	$139,823

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution 2045 Portfolio
	Six Months Ended June 30, 2009	March 10, 2008(1) to December 31, 2008
FROM OPERATIONS:
Net investment income (loss)	$(18,950)	$53,072
Net realized loss on affiliated underlying funds	(353,848)	(58,587)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	1,248,406	(810,559)

Increase (decrease) in net assets resulting from operations	875,608	(816,074)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,486,312	5,875,012
Cost of shares redeemed	(789,688)	(100,556)

Net increase in net assets resulting from capital share transactions	6,696,624	5,774,456

Net increase in net assets	7,572,232	4,958,382

NET ASSETS:
Beginning of period	4,958,382	—

End of period	$12,530,614	$4,958,382

Undistributed net investment income at end of period	$34,497	$53,447

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Investment income (loss) net of all reductions/additions(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Index Solution Income Portfolio
Class ADV
06-30-09	9.24	0.00	•,*	0.21	0.21	—	—	—	—	9.45	2.27	0.62	0.62	0.62	0.02	4,537	16
03-10-08(5) - 12-31-08	10.00	0.26	•	(1.02)	(0.76)	—	—	—	—	9.24	(7.60)	0.62	0.62	0.62	3.48	2,543	50

Class I
06-30-09	9.29	(0.00	)•,*	0.20	0.20	—	—	—	—	9.49	2.15	0.12	0.12	0.12	(0.06)	993	16
03-10-08(5) - 12-31-08	10.00	0.17		(0.88)	(0.71)	—	—	—	—	9.29	(7.10)	0.12	0.12	0.12	2.16	3	50

Class S
06-30-09	9.26	0.01	•	0.19	0.20	—	—	—	—	9.46	2.16	0.37	0.37	0.37	0.15	4,591	16
03-10-08(5) - 12-31-08	10.00	0.39	•	(1.13)	(0.74)	—	—	—	—	9.26	(7.40)	0.37	0.37	0.37	5.38	1,606	50

Class S2
05-28-09(5) - 06-30-09	9.30	(0.00	)•,*	0.11	0.11	—	—	—	—	9.41	1.18	0.62	0.52	0.52	(0.52)	3	16

Class T
06-30-09	9.23	(0.01)		0.22	0.21	—	—	—	—	9.44	2.28	0.87	0.82	0.82	(0.23)	3	16
03-10-08(5) - 12-31-08	10.00	0.11		(0.88)	(0.77)	—	—	—	—	9.23	(7.70)	0.87	0.82	0.82	1.47	3	50

ING Index Solution 2015 Portfolio
Class ADV
06-30-09	8.43	(0.01	)•	0.24	0.23	—	—	—	—	8.66	2.73	0.62	0.62	0.62	(0.22)	17,771	10
03-10-08(5) - 12-31-08	10.00	0.30	•	(1.87)	(1.57)	—	—	—	—	8.43	(15.70)	0.62	0.62	0.62	4.34	8,877	39

Class I
06-30-09	8.46	0.00	•,*	0.24	0.24	—	—	—	—	8.70	2.84	0.12	0.12	0.12	0.05	1,628	10
03-10-08(5) - 12-31-08	10.00	0.26	•	(1.80)	(1.54)	—	—	—	—	8.46	(15.40)	0.12	0.12	0.12	3.72	183	39

Class S
06-30-09	8.45	0.00	•,*	0.23	0.23	—	—	—	—	8.68	2.72	0.37	0.37	0.37	0.04	9,036	10
03-10-08(5) - 12-31-08	10.00	0.27	•	(1.82)	(1.55)	—	—	—	—	8.45	(15.50)	0.37	0.37	0.37	3.92	3,949	39

Class S2

05-28-09(5) - 06-30-09	8.52	(0.00	)•,*	0.12	0.12	—	—	—	—	8.64	1.41	0.62	0.52	0.52	(0.52)	3	10

Class T
06-30-09	8.41	(0.02)		0.24	0.22	—	—	—	—	8.63	2.62	0.87	0.82	0.82	(0.41)	3	10
03-10-08(5) - 12-31-08	10.00	0.09		(1.68)	(1.59)	—	—	—	—	8.41	(15.90)	0.87	0.82	0.82	1.12	3	39

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Investment income (loss) net of all reductions/additions(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

ING Index Solution 2025 Portfolio
Class ADV
06-30-09	7.79	(0.01	)•	0.24	0.23	—	—	—	—	8.02	2.95	0.62	0.62	0.62	(0.39)	24,519	8
03-10-08(5) - 12-31-08	10.00	0.28	•	(2.49)	(2.21)	—	—	—	—	7.79	(22.10)	0.62	0.62	0.62	4.29	12,557	17
Class I
06-30-09	7.82	(0.00	)•,*	0.25	0.25	—	—	—	—	8.07	3.20	0.12	0.12	0.12	(0.06)	2,034	8
03-10-08(5) - 12-31-08	10.00	0.11		(2.29)	(2.18)	—	—	—	—	7.82	(21.80)	0.12	0.12	0.12	1.50	2	17
Class S
06-30-09	7.80	(0.01	)•	0.26	0.25	—	—	—	—	8.05	3.21	0.37	0.37	0.37	(0.15)	10,892	8
03-10-08(5) - 12-31-08	10.00	0.35	•	(2.55)	(2.20)	—	—	—	—	7.80	(22.00)	0.37	0.37	0.37	5.36	4,555	17
Class S2
05-28-09(5) - 06-30-09	7.90	(0.00	)•,*	0.11	0.11	—	—	—	—	8.01	1.39	0.62	0.52	0.52	(0.52)	3	8
Class T
06-30-09	7.78	(0.02)		0.25	0.23	—	—	—	—	8.01	2.96	0.87	0.82	0.82	(0.55)	2	8
03-10-08(5) - 12-31-08	10.00	0.06		(2.28)	(2.22)	—	—	—	—	7.78	(22.20)	0.87	0.82	0.82	0.80	2	17
ING Index Solution 2035 Portfolio
Class ADV
06-30-09	7.45	(0.00	)•,*	0.26	0.26	—	—	—	—	7.71	3.49	0.62	0.62	0.62	(0.13)	18,707	7
03-10-08(5) - 12-31-08	10.00	0.33	•	(2.88)	(2.55)	—	—	—	—	7.45	(25.50)	0.62	0.62	0.62	5.29	9,139	19
Class I
06-30-09	7.48	0.01	•	0.27	0.28	—	—	—	—	7.76	3.74	0.12	0.12	0.12	0.37	871	7
03-10-08(5) - 12-31-08	10.00	0.24	•	(2.76)	(2.52)	—	—	—	—	7.48	(25.20)	0.12	0.12	0.12	3.87	170	19
Class S
06-30-09	7.47	0.00	•,*	0.27	0.27	—	—	—	—	7.74	3.61	0.37	0.37	0.37	0.13	8,220	7
03-10-08(5) - 12-31-08	10.00	0.37	•	(2.90)	(2.53)	—	—	—	—	7.47	(25.30)	0.37	0.37	0.37	6.06	4,038	19
Class S2
05-28-09(5) - 06-30-09	7.60	0.01	•	0.09	0.10	—	—	—	—	7.70	1.32	0.62	0.52	0.52	1.33	3	7
Class T
06-30-09	7.44	(0.01)		0.24	0.23	—	—	—	—	7.67	3.09	0.87	0.82	0.82	(0.38)	2	7
03-10-08(5) - 12-31-08	10.00	0.05		(2.61)	(2.56)	—	—	—	—	7.44	(25.60)	0.87	0.82	0.82	0.64	2	19

See Accompanying Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Investment income (loss) net of all reductions/additions(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

ING Index Solution 2045 Portfolio
Class ADV
06-30-09	7.11	(0.02	)•	0.30	0.28	—	—	—	—	7.39	3.94	0.62	0.62	0.62	(0.56)	8,278	8
03-10-08(5) - 12-31-08	10.00	0.24	•	(3.13)	(2.89)	—	—	—	—	7.11	(28.90)	0.62	0.62	0.62	3.81	3,069	12
Class I
06-30-09	7.14	(0.00	)•,*	0.30	0.30	—	—	—	—	7.44	4.20	0.12	0.12	0.12	(0.07)	451	8
03-10-08(5) - 12-31-08	10.00	0.20	•	(3.06)	(2.86)	—	—	—	—	7.14	(28.60)	0.12	0.12	0.12	3.32	115	12
Class S
06-30-09	7.13	(0.01	)•	0.30	0.29	—	—	—	—	7.42	4.07	0.37	0.37	0.37	(0.32)	3,797	8
03-10-08(5) - 12-31-08	10.00	0.28	•	(3.15)	(2.87)	—	—	—	—	7.13	(28.70)	0.37	0.37	0.37	4.44	1,772	12
Class S2
05-28-09(5) - 06-30-09	7.29	(0.00	)•,*	0.11	0.11	—	—	—	—	7.40	1.51	0.62	0.52	0.52	(0.52)	3	8
Class T
06-30-09	7.10	(0.02)		0.30	0.28	—	—	—	—	7.38	3.94	0.87	0.82	0.82	(0.72)	2	8
03-10-08(5) - 12-31-08	10.00	0.03		(2.93)	(2.90)	—	—	—	—	7.10	(29.00)	0.87	0.82	0.82	0.47	2	12

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-six active seperate investment series. The five Portfolios included in this report are: ING Index Solution Income Portfolio (“Index Solution Income”), ING Index Solution 2015 Portfolio (“Index Solution 2015”), ING Index Solution 2025 Portfolio (“Index Solution 2025”), ING Index Solution 2035 Portfolio (“Index Solution 2035”) and ING Index Solution 2045 Portfolio (“Index Solution 2045”) (each, a “Portfolio” and collectively, the “Portfolios”). With the exception of Index Solution Income, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”). The investment objectives of the Portfolios are as follows: Index Solution Income — seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement; for each of Index Solution 2015, 2025, 2035 and 2045 Portfolios — until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2015, 2025, 2035 and 2045, respectively. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. When Index Solution 2015, 2025, 2035 and 2045 Portfolios reach their respective Target Date, they may be combined with the Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”). The Portfolios serve as an investment option in underlying variable insurance products offered by Direct Services LLC (“DSL” or “Investment Adviser”).

Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios and certain other investment management companies.

The Portfolios offer the following five classes: Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2”) and Class T. The

classes differ principally in applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The valuation of each Portfolio’s investments in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the investment-adviser’s judgment about

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing each Portfolios’ investments under these levels of classification is included following each portfolios Portfolio of Investments. For the six months ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.	Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES

The Portfolios each have entered into an investment management agreement with the Investment Adviser. For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to 0.10% of each Portfolio’s average daily net assets during the month.

ING Investment Management Co. (the “Consultant”) is a consultant to the Investment Adviser. DSL pays the Consultant a consulting fee of 0.03% based on the average daily net assets of each Portfolio. Both the

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES (continued)

Investment Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”).

The Consultant will provide tactical allocation recommendations to the Investment Adviser. The Investment Adviser has set up an Investment Committee made up of a team of professionals to consider, review and implement the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations. The Consultant will provide ongoing recommendations to the Investment Committee of the Investment Adviser quarterly or as warranted by market conditions.

ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank’s core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep’s Debt/Equity ratio.

Under an Administrative Services Agreement between the Portfolios and ING Fund Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, IFS provides all administrative services necessary for the Portfolios’ operations and is responsible for the supervision of the Portfolios’ other service providers. IFS also assumes all ordinary recurring direct costs of the Portfolios, such as custodian fees, director fees, transfer agency fees and accounting fees. As compensation for these services, IFS receives a monthly fee from each portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the period ended June 30, 2009, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Index Solution Income	$6,730,715	$992,655
Index Solution 2015	16,410,745	1,896,416
Index Solution 2025	20,869,332	2,143,282
Index Solution 2035	14,268,491	1,411,891
Index Solution 2045	7,371,168	690,133

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV, S2 and Class T of the Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby ING Funds Distributor, LLC (the “Distributor” or “IFD”), an indirect, wholly-owned subsidiary of ING Groep, is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Rule 12b-1 Plan, each Portfolio makes payments to IFD at an annual rate of 0.25%, 0.25% and 0.50% of the Portfolio’s average daily net assets attributable to its Class ADV, Class S2 and Class T shares, respectively. The Distributor has contractually agreed to waive a portion of its fee equal to 0.05% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class T shares, so that the actual fee paid is an annual rate of 0.45%. The expense waiver will continue through at least May 1, 2010. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2010.

The Company has also adopted a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to IFD which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2009, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Note 5):

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Fund	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Index Solution Income	$783	$156	$2,634	$3,573
Index Solution 2015	2,118	422	8,428	10,968
Index Solution 2025	2,953	591	11,788	15,332
Index Solution 2035	2,203	441	9,051	11,695
Index Solution 2045	979	195	3,963	5,137

The Company has adopted a Retirement Policy (“Policy”) covering all independent directors of the Company who will have served as independent directors for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

At June 30, 2009, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Index Solution Income (86.20%); Index Solution 2015 (90.40%); Index Solution 2025 (92.50%); Index Solution 2035 (92.80%); Index Solution 2045 (91.60%).

ING National Trust — Index Solution 2045 (5.60%).

Reliance Trust Company — Index Solution Income (11.70%); Index Solution 2015 (7.80%); Index Solution 2025 (6.30%).

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class S2	Class T
Index Solution Income	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2015	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2025	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2035	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2045	0.62%	0.12%	0.37%	0.52%	0.82%

(1)

The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the underlying investment companies in which the Portfolios invest. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2009, the Portfolios did not have any waived or reimbursed fees subject to recoupment.

Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from manager on the accompanying Statements of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Shares redeemed	Net increase (decrease) in shares outstanding
Year or period ended	#	#	#	($)	($)	($)
Index Solution Income
Class ADV
06-30-09	267,260	(62,196)	205,064	2,447,719	(567,863)	1,879,856
03-10-08(1)-12-31-08	317,801	(42,733)	275,068	2,996,269	(394,339)	2,601,930

(1)	Commencement of operations

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Shares redeemed	Net increase (decrease) in shares outstanding
Year or period ended	#	#	#	($)	($)	($)
Class I
06-30-09	104,951	(597)	104,354	959,364	(5,451)	953,913
03-10-08(1)-12-31-08	301	—	301	3,019	—	3,019
Class S
06-30-09	379,599	(67,657)	311,942	3,514,594	(617,191)	2,897,403
03-10-08(1)-12-31-08	192,409	(19,077)	173,332	1,735,854	(174,612)	1,561,242
Class S2
05-28-09(1)-06-30-09	323	—	323	3,000	—	3,000
Class T
06-30-09	—	—	—	—	—	—
03-10-08(1)-12-31-08	301	—	301	3,010	—	3,010
Index Solution 2015
Class ADV
06-30-09	1,193,364	(193,512)	999,852	9,898,572	(1,568,165)	8,330,407
03-10-08(1)-12-31-08	1,220,679	(167,631)	1,053,048	10,765,736	(1,394,872)	9,370,864
Class I
06-30-09	176,075	(10,595)	165,480	1,452,824	(85,828)	1,366,996
03-10-08(1)-12-31-08	27,994	(6,395)	21,599	274,028	(52,095)	221,933
Class S
06-30-09	625,370	(51,760)	573,610	5,234,748	(413,831)	4,820,917
03-10-08(1)-12-31-08	479,828	(12,283)	467,545	4,267,904	(112,796)	4,155,108
Class S2
05-28-09(1)-06-30-09	352	—	352	3,000	—	3,000
Class T
06-30-09	—	—	—	—	—	—
03-10-08(1)-12-31-08	301	—	301	3,010	—	3,010
Index Solution 2025
Class ADV
06-30-09	1,821,603	(378,530)	1,443,073	13,836,274	(2,785,262)	11,051,012
03-10-08(1)-12-31-08	1,641,480	(28,885)	1,612,595	13,818,340	(245,278)	13,573,062
Class I
06-30-09	253,752	(1,876)	251,876	1,910,924	(14,281)	1,896,643
03-10-08(1)-12-31-08	301	—	301	3,010	—	3,010
Class S
06-30-09	821,203	(51,823)	769,380	6,186,745	(380,819)	5,805,926
03-10-08(1)-12-31-08	609,599	(25,725)	583,874	5,017,716	(209,377)	4,808,339
Class S2
05-28-09(1)-06-30-09	380	—	380	3,001	—	3,001
Class T
06-30-09	—	—	—	—	—	—
03-10-08(1)-12-31-08	301	—	301	3,010	—	3,010
Index Solution 2035
Class ADV
06-30-09	1,384,851	(184,598)	1,200,253	9,825,152	(1,292,976)	8,532,176
03-10-08(1)-12-31-08	1,269,760	(43,067)	1,226,693	10,149,394	(353,813)	9,795,581

(1)	Commencement of operations

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Shares redeemed	Net increase (decrease) in shares outstanding
Year or period ended	#	#	#	($)	($)	($)
Class I
06-30-09	91,813	(2,170)	89,643	658,942	(15,346)	643,596
03-10-08(1)-12-31-08	24,099	(1,426)	22,673	231,351	(12,576)	218,775
Class S
06-30-09	596,726	(74,867)	521,859	4,251,724	(543,452)	3,708,272
03-10-08(1)-12-31-08	579,998	(39,116)	540,882	4,602,554	(333,463)	4,269,091
Class S2
05-28-09(1)-06-30-09	395	—	395	3,000	—	3,000
Class T
06-30-09	—	—	—	—	—	—
03-10-08(1)-12-31-08	301	—	301	3,010	—	3,010
Index Solution 2045
Class ADV
06-30-09	786,652	(98,657)	687,995	5,260,290	(672,628)	4,587,662
03-10-08(1)-12-31-08	441,434	(9,628)	431,806	3,665,156	(72,455)	3,592,701
Class I
06-30-09	45,265	(887)	44,378	316,350	(5,442)	310,908
03-10-08(1)-12-31-08	18,916	(2,766)	16,150	184,918	(19,173)	165,745
Class S
06-30-09	281,019	(18,128)	262,891	1,906,672	(111,618)	1,795,054
03-10-08(1)-12-31-08	249,731	(1,267)	248,464	2,021,928	(8,928)	2,013,000
Class S2
05-28-09(1)-06-30-09	412	—	412	3,000	—	3,000
Class T
06-30-09	—	—	—	—	—	—
03-10-08(1)-12-31-08	301	—	301	3,010	—	3,010

(1)	Commencement of operations

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the period ended December 31, 2008 or the six months ended June 30, 2009.

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 9 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of December 31, 2008 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
Index Solution Income	$46,922	$(62,320)
Index Solution 2015	143,728	(884,100)
Index Solution 2025	163,846	(1,434,021)
Index Solution 2035	140,603	(1,077,886)
Index Solution 2045	53,759	(869,814)

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2009, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 10 — CONCENTRATION OF INVESTMENT RISK

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Investment by Funds-of-Funds. Each of the Underlying Funds’ shares may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Asset Allocation. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios. Furthermore, the Investment Adviser’s allocation of a Portfolio’s assets may not anticipate market trends successfully. Assets will be allocated among Underlying Funds and markets based on judgments made by the Investment Adviser. There is a risk that the Portfolios may allocate assets to an asset class or market that underperforms other Underlying Funds. For example, a Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Foreign Securities: Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2009, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Payable Date	Record Date
Index Solution Income
Class ADV	$0.0328	$0.0036	August 13, 2009	August 11, 2009
Class I	$0.0388	$0.0036	August 13, 2009	August 11, 2009
Class S	$0.0376	$0.0036	August 13, 2009	August 11, 2009
Class S2	$0.0388	$0.0036	August 13, 2009	August 11, 2009
Class T	$—	$0.0036	August 13, 2009	August 11, 2009
Index Solution 2015
Class ADV	$0.0383	$0.0012	August 13, 2009	August 11, 2009
Class I	$0.0428	$0.0012	August 13, 2009	August 11, 2009
Class S	$0.0405	$0.0012	August 13, 2009	August 11, 2009
Class S2	$0.0428	$0.0012	August 13, 2009	August 11, 2009
Class T	$—	$0.0012	August 13, 2009	August 11, 2009
Index Solution 2025
Class ADV	$0.0304	$0.0003	August 13, 2009	August 11, 2009
Class I	$0.0342	$0.0003	August 13, 2009	August 11, 2009
Class S	$0.0328	$0.0003	August 13, 2009	August 11, 2009
Class S2	$0.0342	$0.0003	August 13, 2009	August 11, 2009
Class T	$—	$0.0003	August 13, 2009	August 11, 2009
Index Solution 2035
Class ADV	$0.0344	$0.0002	August 13, 2009	August 11, 2009
Class I	$0.0375	$0.0002	August 13, 2009	August 11, 2009
Class S	$0.0361	$0.0002	August 13, 2009	August 11, 2009
Class S2	$0.0375	$0.0002	August 13, 2009	August 11, 2009
Class T	$—	$0.0002	August 13, 2009	August 11, 2009
Index Solution 2045
Class ADV	$0.0276	$0.0002	August 13, 2009	August 11, 2009
Class I	$0.0309	$0.0002	August 13, 2009	August 11, 2009
Class S	$0.0291	$0.0002	August 13, 2009	August 11, 2009
Class S2	$0.0309	$0.0002	August 13, 2009	August 11, 2009
Class T	$—	$0.0002	August 13, 2009	August 11, 2009
The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 28, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

23

ING INDEX SOLUTION PORTFOLIOS	PORTFOLIO ASSET ALLOCATION AS OF JUNE 30, 2009 (UNAUDITED)

The following table illustrates the asset allocation of the underlying portfolios as of June 30, 2009 (as a percent of net assets).

Underlying Affiliated Funds		ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2025 Portfolio	ING Index Solution 2035 Portfolio	ING Index Solution 2045 Portfolio
ING International Index Fund - Class I	%	6.6	12.9	19.1	25.2	34.1
ING Russell Large Cap Index Portfolio - Class I	%	25.0	36.7	46.1	43.5	37.0
ING Russell Mid Cap Index Portfolio - Class I	%	—	3.2	5.2	8.3	11.2
ING Russell Small Cap Index Portfolio - Class I	%	—	4.3	6.3	9.3	13.2
ING U.S. Bond Portfolio - Class I	%	68.4	42.9	23.3	13.7	4.5
Other Assets and Liabilities - Net(1)%		(0.0)	(0.0)	(0.0)	(0.0)	(0.0)

	%	100	100	100	100	100

(1)	Amount is more than (0.05)%

Portfolio holdings are subject to change daily.

24

ING INDEX SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
98,425	ING International Index Portfolio - Class I		$667,325
343,919	ING Russell Large Cap Index Portfolio - Class I		2,531,243
674,959	ING U.S. Bond Index Portfolio - Class I		6,931,824

	Total Investments in Affiliated Investment Companies (Cost $ 9,795,935)*	100.0%	$10,130,392
	Other Assets and Liabilities - Net	(0.0)	(3,571)

	Net Assets	100.0%	$10,126,821

*	Cost for federal income tax purposes is $9,970,738.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$159,654
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$159,654

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Affiliated Investment Companies	$10,130,392	$—	$—

Total	$10,130,392	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

25

ING INDEX SOLUTION 2015 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
542,262	ING International Index Portfolio - Class I		$3,676,536
1,419,812	ING Russell Large Cap Index Portfolio - Class I		10,449,816
124,463	ING Russell Mid Cap Index Portfolio - Class I		907,336
152,807	ING Russell Small Cap Index Portfolio - Class I		1,211,757
1,188,547	ING U.S. Bond Index Portfolio - Class I		12,206,380

	Total Investments in Affiliated Investment Companies (Cost $ 27,677,538)*	100.0%	$28,451,825
	Other Assets and Liabilities - Net	(0.0)	(10,968)

	Net Assets	100.0%	$28,440,857

*	Cost for federal income tax purposes is $28,433,959.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$17,866
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$17,866

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Affiliated Investment Companies	$28,451,825	$—	$—

Total	$28,451,825	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

26

ING INDEX SOLUTION 2025 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
1,056,272	ING International Index Portfolio - Class I		$7,161,522
2,345,928	ING Russell Large Cap Index Portfolio - Class I		17,266,032
268,421	ING Russell Mid Cap Index Portfolio - Class I		1,956,790
296,601	ING Russell Small Cap Index Portfolio - Class I		2,352,046
849,954	ING U.S. Bond Index Portfolio - Class I		8,729,023

	Total Investments in Affiliated Investment Companies (Cost $ 36,458,474)*	100.0%	$37,465,413
	Other Assets and Liabilities - Net	(0.0)	(15,330)

	Net Assets	100.0%	$37,450,083

*	Cost for federal income tax purposes is $37,301,044.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$164,369
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$164,369

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Affiliated Investment Companies	$37,465,413	$—	$—

Total	$37,465,413	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

27

ING INDEX SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
1,033,712	ING International Index Portfolio - Class I		$7,008,567
1,643,622	ING Russell Large Cap Index Portfolio - Class I		12,097,058
315,584	ING Russell Mid Cap Index Portfolio - Class I		2,300,607
327,059	ING Russell Small Cap Index Portfolio - Class I		2,593,578
371,592	ING U.S. Bond Index Portfolio - Class I		3,816,250

	Total Investments in Affiliated Investment Companies (Cost $ 26,612,295)*	100.0%	$27,816,060
	Other Assets and Liabilities - Net	(0.0)	(11,695)

	Net Assets	100.0%	$27,804,365

*	Cost for federal income tax purposes is $27,294.020.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$522,040
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$522,040

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Affiliated Investment Companies	$27,816,060	$—	$—

Total	$27,816,060	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

28

ING INDEX SOLUTION 2045 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
629,449	ING International Index Portfolio - Class I		$4,267,666
630,408	ING Russell Large Cap Index Portfolio - Class I		4,639,802
192,277	ING Russell Mid Cap Index Portfolio - Class I		1,401,698
209,294	ING Russell Small Cap Index Portfolio - Class I		1,659,699
55,198	ING U.S. Bond Index Portfolio - Class I		566,886

	Total Investments in Affiliated Investment Companies (Cost $ 12,097,904)*	100.0%	$12,535,751
	Other Assets and Liabilities - Net	(0.0)	(5,137)

	Net Assets	100.0%	$12,530,614

*	Cost for federal income tax purposes is $12,511,985.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$23,766
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$23,766

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Affiliated Investment Companies	$12,535,751	$—	$—

Total	$12,535,751	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

29

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Willmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VSAR-UISOL	(0609-082809)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Partners, Inc.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2009

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 3, 2009